                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3219

               RIVERSOURCE VARIABLE PORTFOLIO INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 3/31

                               PORTFOLIO HOLDINGS

                                      FOR

                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS

                               AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Balanced Fund
MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (64.0%)
ISSUER                   SHARES               VALUE(A)
AEROSPACE & DEFENSE (3.0%)
Boeing                      83,382          $7,413,494
DRS Technologies            35,909           1,873,373
General Dynamics            55,380           4,231,032
Goodrich                   124,380           6,403,082
Honeywell Intl             294,903          13,583,231
L-3 Communications
 Holdings                   39,499           3,454,978
Lockheed Martin             77,127           7,482,862
Northrop Grumman           110,852           8,227,435
United Technologies         72,229           4,694,885
                                           -----------
Total                                       57,364,372
------------------------------------------------------

BEVERAGES (0.6%)
Coca-Cola                   85,907           4,123,536
Constellation Brands
 Cl A                      109,245(b)        2,313,809
PepsiCo                     82,827           5,264,484
                                           -----------
Total                                       11,701,829
------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Amgen                       31,089(b)        1,737,253
Biogen Idec                 40,185(b)        1,783,411
                                           -----------
Total                                        3,520,664
------------------------------------------------------

BUILDING PRODUCTS (0.2%)
Masco                      131,057           3,590,962
------------------------------------------------------

CAPITAL MARKETS (3.2%)
Bank of New York           157,513           6,387,152
Fortress Investment
 Group LLC Cl A             20,525             588,657
Franklin Resources          30,403           3,673,594
Goldman Sachs Group         18,935           3,912,539
KKR Private Equity
 Investors LP Unit          86,648(o)        2,101,214
Lehman Brothers
 Holdings                  202,256          14,172,078
Merrill Lynch & Co         156,266          12,762,244
Morgan Stanley             184,265          14,512,712
State Street                46,381           3,003,170
                                           -----------
Total                                       61,113,360
------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                   SHARES               VALUE(A)

CHEMICALS (0.9%)
Ashland                     19,481          $1,277,954
Dow Chemical               214,221           9,824,175
Eastman Chemical            53,532           3,390,182
EI du Pont de Nemours
 & Co                       66,273           3,275,874
                                           -----------
Total                                       17,768,185
------------------------------------------------------

COMMERCIAL BANKS (2.2%)
Fifth Third Bancorp         33,266           1,287,062
PNC Financial
 Services Group             62,890           4,526,193
US Bancorp                 263,103           9,200,712
Wachovia                   258,767          14,245,123
Wells Fargo & Co           368,425          12,684,873
                                           -----------
Total                                       41,943,963
------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Avery Dennison              19,384           1,245,616
------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.9%)
Alcatel-Lucent              24,906(c)          293,106
Alcatel-Lucent ADR         216,352(c)        2,557,281
Cisco Systems              120,518(b)        3,076,825
Motorola                   172,288           3,044,329
Nokia ADR                  141,237(c)        3,237,151
QUALCOMM                    30,735           1,311,155
Telefonaktiebolaget
 LM Ericsson ADR            84,876(c)        3,148,051
Tellabs                    124,249(b)        1,230,065
                                           -----------
Total                                       17,897,963
------------------------------------------------------

COMPUTERS & PERIPHERALS (1.6%)
Hewlett-Packard            315,324          12,657,105
Intl Business
 Machines                  154,852          14,596,350
SanDisk                     59,244(b)        2,594,887
                                           -----------
Total                                       29,848,342
------------------------------------------------------

CONSUMER FINANCE (0.9%)
American Express            95,023           5,359,297
Capital One Financial      170,125          12,837,633
                                           -----------
Total                                       18,196,930
------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Temple-Inland               62,377           3,726,402
------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                   SHARES               VALUE(A)

DIVERSIFIED FINANCIAL SERVICES (5.9%)
Bank of America            875,018         $44,643,418
Citigroup                  897,187          46,061,580
JPMorgan Chase & Co        452,987          21,915,511
                                           -----------
Total                                      112,620,509
------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.5%)
AT&T                       951,634          37,522,928
Citizens
 Communications            114,408           1,710,400
Embarq                      55,871           3,148,331
Verizon
 Communications            591,740          22,438,781
Windstream                 216,660           3,182,735
                                           -----------
Total                                       68,003,175
------------------------------------------------------

ELECTRIC UTILITIES (2.1%)
Entergy                    104,539          10,968,232
Exelon                     195,789          13,452,663
FPL Group                   41,247           2,523,079
PPL                         98,016           4,008,854
Southern                   246,974           9,051,597
                                           -----------
Total                                       40,004,425
------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
Baker Hughes                19,394           1,282,525
Cameron Intl                53,069(b)        3,332,203
Halliburton                 84,926           2,695,551
Natl Oilwell Varco          21,054(b)        1,637,791
Noble                       18,601           1,463,527
Pride Intl                  48,778(b)        1,468,218
Transocean                  18,533(b)        1,514,146
Weatherford Intl            90,095(b)        4,063,284
                                           -----------
Total                                       17,457,245
------------------------------------------------------

FOOD & STAPLES RETAILING (0.7%)
CVS/Caremark               138,269           4,720,504
Safeway                     19,074             698,871
Wal-Mart Stores            166,406           7,812,762
                                           -----------
Total                                       13,232,137
------------------------------------------------------

FOOD PRODUCTS (0.6%)
Campbell Soup               70,883           2,760,893
General Mills               48,305           2,812,317
Kellogg                    109,163           5,614,253
                                           -----------
Total                                       11,187,463
------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Balanced Fund

COMMON STOCKS (CONTINUED)
ISSUER                   SHARES               VALUE(A)

GAS UTILITIES (0.2%)
ONEOK                       93,087          $4,188,915
------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Bausch & Lomb               28,648           1,465,632
Boston Scientific          262,369(b)        3,814,845
Cooper Companies            27,327           1,328,639
                                           -----------
Total                                        6,609,116
------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.0%)
Aetna                      131,168           5,743,847
Cardinal Health             94,916           6,924,123
CIGNA                       22,961           3,275,616
McKesson                    27,634           1,617,694
UnitedHealth Group          46,400           2,457,808
                                           -----------
Total                                       20,019,088
------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
Carnival Unit               16,968             795,120
Marriott Intl Cl A         111,016           5,435,344
McDonald's                  89,147           4,016,072
Pinnacle
 Entertainment              59,327(b)        1,724,636
                                           -----------
Total                                       11,971,172
------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
DR Horton                  171,098           3,764,156
Hovnanian Enterprises
 Cl A                       83,479(b,g)      2,100,332
Lennar Cl A                 26,637           1,124,348
Standard-Pacific            48,791           1,018,268
                                           -----------
Total                                        8,007,104
------------------------------------------------------

HOUSEHOLD PRODUCTS (0.7%)
Colgate-Palmolive           82,298           5,496,684
Procter & Gamble            81,821           5,167,814
Spectrum Brands            391,957(b)        2,481,088
                                           -----------
Total                                       13,145,586
------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.9%)
3M                          74,594           5,701,219
General Electric           697,986          24,680,785
Tyco Intl                  201,820(c)        6,367,421
                                           -----------
Total                                       36,749,425
------------------------------------------------------

INSURANCE (4.7%)
ACE                        170,907(c)        9,751,953
AFLAC                      149,302           7,026,152
American Intl Group        412,252          27,711,579
Aon                         77,299           2,934,270
Arch Capital Group          23,104(b,c)      1,575,924
Aspen Insurance
 Holdings                   52,140(c)        1,366,589
Chubb                       75,805           3,916,844
Endurance Specialty
 Holdings                   38,244(c)        1,366,841
Hartford Financial
 Services Group            166,189          15,884,345
Max Re Capital              54,756(c)        1,395,183
MetLife                     62,052           3,918,584
Prudential Financial       121,272          10,946,011
XL Capital Cl A             41,865(c)        2,928,875
                                           -----------
Total                                       90,723,150
------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                   SHARES               VALUE(A)

INTERNET & CATALOG RETAIL (0.2%)
Liberty Media --
 Interactive Cl A          176,610(b,j)     $4,206,850
------------------------------------------------------

IT SERVICES (0.7%)
Affiliated Computer
 Services Cl A              88,316(b)        5,200,046
Automatic Data
 Processing                 65,533           3,171,797
Electronic Data
 Systems                    68,638           1,899,900
First Data                  99,734           2,682,845
HCL Technologies            86,000(c)          576,565
                                           -----------
Total                                       13,531,153
------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (--%)
PerkinElmer                 30,731             744,305
------------------------------------------------------

MACHINERY (1.4%)
Caterpillar                123,961           8,309,105
Deere & Co                  55,326           6,010,616
Flowserve                   61,716           3,529,538
Illinois Tool Works         31,778           1,639,745
Ingersoll-Rand Cl A         36,518(c)        1,583,786
ITT                         38,077           2,296,805
Parker Hannifin             35,515           3,065,300
                                           -----------
Total                                       26,434,895
------------------------------------------------------

MEDIA (4.0%)
Comcast Cl A               273,348(b)        7,093,381
Comcast Special Cl A       176,343(b)        4,491,456
EchoStar
 Communications Cl A        49,344(b)        2,143,010
Liberty Global Cl A         16,605(b)          546,803
Liberty Global Series
 C                          17,753(b)          543,952
Liberty
 Media -- Capital
 Series A                   13,003(b,j)      1,438,002
News Corp Cl A             585,521          13,537,245
Time Warner                601,110          11,853,889
Viacom Cl B                196,551(b)        8,080,212
Virgin Media               549,557          13,876,313
Vivendi                    154,133(c)        6,263,251
Walt Disney                202,300           6,965,189
                                           -----------
Total                                       76,832,703
------------------------------------------------------

METALS & MINING (0.3%)
Alcan                       22,190(c)        1,158,318
Alcoa                      115,669           3,921,179
                                           -----------
Total                                        5,079,497
------------------------------------------------------

MULTILINE RETAIL (0.7%)
Federated Department
 Stores                     49,551           2,232,273
JC Penney                   33,772           2,774,708
Target                     155,127           9,192,825
                                           -----------
Total                                       14,199,806
------------------------------------------------------

MULTI-UTILITIES (0.8%)
Dominion Resources         127,906          11,354,215
Xcel Energy                144,033           3,556,175
                                           -----------
Total                                       14,910,390
------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                   SHARES               VALUE(A)

OIL, GAS & CONSUMABLE FUELS (7.0%)
Anadarko Petroleum          65,010          $2,794,130
BP ADR                      53,389(c)        3,456,938
Chesapeake Energy           64,418           1,989,228
Chevron                    384,377          28,428,523
ConocoPhillips             284,626          19,454,187
Devon Energy                60,129           4,162,129
Exxon Mobil                722,298          54,497,383
Royal Dutch Shell ADR       31,259(c)        2,072,472
Sunoco                      18,078           1,273,414
Total                      124,343(c)        8,711,878
Valero Energy               67,283           4,339,081
XTO Energy                  30,490           1,671,157
                                           -----------
Total                                      132,850,520
------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
Bowater                     74,020           1,763,156
Intl Paper                 130,184           4,738,698
Weyerhaeuser                90,467           6,761,504
                                           -----------
Total                                       13,263,358
------------------------------------------------------

PHARMACEUTICALS (3.7%)
Bristol-Myers Squibb       459,116          12,745,060
Eli Lilly & Co             109,616           5,887,475
GlaxoSmithKline ADR         46,022(c)        2,543,176
Merck & Co                 273,340          12,073,428
Novartis ADR                44,860(c)        2,450,702
Pfizer                   1,058,142          26,728,667
Schering-Plough            226,637           5,781,510
Watson
 Pharmaceuticals            47,603(b)        1,258,147
Wyeth                       45,749           2,288,822
                                           -----------
Total                                       71,756,987
------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Apartment Investment
 & Management Cl A          48,514           2,798,773
HomeBanc                    86,384             301,480
                                           -----------
Total                                        3,100,253
------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.8%)
Agere Systems               84,485(b)        1,911,051
Atmel                      591,572(b)        2,975,607
Cypress Semiconductor      222,055(b)        4,119,120
Intel                      129,838           2,483,801
Spansion Cl A              273,478(b)        3,333,697
Texas Instruments           22,910             689,591
United
 Microelectronics ADR       85,786(c)          272,799
                                           -----------
Total                                       15,785,666
------------------------------------------------------

SOFTWARE (1.1%)
Cadence Design
 Systems                   127,787(b)        2,691,194
Compuware                  208,269(b)        1,976,473
Microsoft                  393,138          10,956,757
Oracle                      84,603(b)        1,533,852
Quest Software              41,799(b)          680,070
Symantec                   158,810(b)        2,747,413
TIBCO Software              46,866(b)          399,298
                                           -----------
Total                                       20,985,057
------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Balanced Fund

COMMON STOCKS (CONTINUED)
ISSUER                   SHARES               VALUE(A)

SPECIALTY RETAIL (0.5%)
Home Depot                  78,925          $2,899,705
Limited Brands              71,851           1,872,437
Lowe's Companies            81,233           2,558,027
TJX Companies              119,097           3,210,855
                                           -----------
Total                                       10,541,024
------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.9%)
Countrywide Financial      505,134          16,992,708
Fannie Mae                 180,243           9,837,663
Freddie Mac                160,494           9,547,788
                                           -----------
Total                                       36,378,159
------------------------------------------------------

TOBACCO (1.2%)
Altria Group               268,614          23,586,995
------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.2%)
ALLTEL                      93,389           5,790,118
Sprint Nextel              616,043          11,680,175
Vodafone Group ADR         212,359(c)        5,703,963
                                           -----------
Total                                       23,174,256
------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $988,079,029)                    $1,229,198,972
------------------------------------------------------

PREFERRED STOCKS & OTHER (--%)
ISSUER                   SHARES                VALUE(A)
Ion Media Networks
 14.25% Pay-in-kind             --(e)            $1,331
Mexico Value Recovery
 Series E Rights         2,000,000(b,c)          29,000
-------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $413)                                    $30,331
-------------------------------------------------------

BONDS (36.3%)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
SOVEREIGN (0.1%)
United Mexican States
  09-27-34                6.75%     $1,100,000(c)       $1,199,550
------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (7.0%)
Federal Farm Credit Bank
  10-10-08                4.25       3,480,000           3,448,304
Federal Home Loan Bank
  02-08-08                4.63         745,000             741,928
  02-13-08                5.25       5,645,000           5,651,012
  06-18-08                5.13      10,930,000          10,945,827
Federal Home Loan Mtge Corp
  06-15-08                3.88       8,710,000           8,592,241
  10-15-08                5.13       2,645,000           2,653,721
  03-15-09                5.75       2,700,000           2,743,092
  07-15-09                4.25         800,000             789,471
Federal Natl Mtge Assn
  10-15-08                4.50      14,610,000          14,528,915
  02-16-12                5.00      25,700,000          25,855,458
U.S. Treasury
  01-31-09                4.88       7,070,000(p)        7,097,891
  02-15-10                4.75      12,115,000          12,184,092
  02-29-12                4.63      12,135,000(g)       12,180,033

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (CONT.)
  02-15-17                4.63%    $16,115,000(g)      $16,082,270
  02-15-26                6.00       7,630,000(p)        8,623,685
                                                       -----------
Total                                                  132,117,940
------------------------------------------------------------------

ASSET-BACKED (1.1%)
Capital Auto Receivables Asset Trust
 Series 2004-1 Cl CTFS
  09-15-10                2.84       1,000,000             990,740
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                5.43       2,325,000(d,m)      2,325,000
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                6.15         625,000(d)          635,156
Citibank Credit Card Issuance Trust
 Series 2003-A3 Cl A3
  03-10-10                3.10       2,450,000           2,402,862
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
  07-25-08                5.62       3,925,000(n)          492,158
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
  02-25-36                4.91       1,365,000           1,333,712
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
  07-25-36                5.58         742,787(m)          742,783
Drive Auto Receivables Trust
 Series 2006-2 Cl A2 (MBIA)
  07-15-11                5.30       1,675,000(d,i)      1,680,377
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                5.78       2,375,000(d,i)      2,416,131
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                2.85         600,000(d,i)        588,067
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
  08-25-11                5.89       2,325,000(n)          528,486
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                0.00       3,400,000(n)          974,066
Popular ABS Mtge Pass-Through Trust
 Series 2005-A Cl AF2
  06-25-35                4.49         925,000             914,846
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                5.57       1,220,000           1,215,913
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                5.46       2,595,000(m)        2,594,596
SBA CMBS Trust
 Series 2006-1A Cl B
  11-15-36                5.45       1,050,000(d)        1,057,404
                                                       -----------
Total                                                   20,892,297
------------------------------------------------------------------

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)

COMMERCIAL MORTGAGE-BACKED (4.4%)(f)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                5.04%     $1,250,000          $1,247,513
Banc of America Commercial Mtge
 Series 2005-4 Cl ASB
  07-10-45                4.87       1,000,000             982,861
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                5.45       1,525,000           1,536,979
Banc of America Large Loan
 Series 2006-LAQ Cl E
  02-09-21                5.70         900,000(d,m)        901,920
Banc of America Large Loan
 Series 2006-LAQ Cl F
  02-09-21                5.76       1,000,000(d,m)      1,002,131
Banc of America Large Loan
 Series 2006-LAQ Cl G
  02-09-21                5.85         700,000(d,m)        700,367
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
  03-13-40                4.00       2,511,674           2,439,865
Bear Stearns Commercial Mtge Securities
 Series 2006-PW14 Cl A4
  12-11-38                5.20       1,225,000           1,212,848
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
  11-15-30                5.68       3,025,000           3,087,014
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                4.15       1,540,676(d)        1,518,150
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                5.40         775,000             777,372
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
  06-15-31                7.03       2,391,972           2,462,463
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                5.63         600,000(d,m)        602,948
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                5.85       1,350,000           1,382,985
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
  12-15-35                6.18       1,950,000           2,019,706
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                4.60         850,000             823,112
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2002-M2 Cl C
  08-25-12                4.72         298,404             293,767
GE Capital Commercial Mtge
 Series 2004-C2 Cl A2
  03-10-40                4.12       2,050,000           1,998,504
General Electric Capital Assurance
 Series 2003-1 Cl A3
  05-12-35                4.77       2,650,000(d)        2,627,231

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Greenwich Capital Commercial Funding
Series 2004-GG1 Cl A5
  06-10-36                4.88%       $775,000            $768,752
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                4.96       1,500,000           1,490,232
JPMorgan Chase Commercial Mtge Securities
 Series 2002-CIB5 Cl A1
  10-12-37                4.37       1,468,492           1,446,875
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A2
  07-12-37                5.26       2,825,000           2,827,920
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                4.13       1,468,442           1,427,827
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                3.97         971,185             948,155
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                4.77       1,675,000           1,635,139
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
  01-12-37                4.18       1,000,000             977,605
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                4.47       2,295,905           2,247,591
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP2 Cl A1
  07-15-42                4.33       1,641,627           1,620,204
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A1
  12-15-44                5.04       3,120,782           3,109,073
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                5.48       1,150,000           1,158,306
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                5.49       1,800,000           1,820,296
LB-UBS Commercial Mtge Trust
 Series 2002-C2 Cl A3
  06-15-26                5.39       2,500,000           2,520,874
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A5
  09-15-31                4.85       1,000,000             986,568
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                3.97       1,250,000           1,193,213
LB-UBS Commercial Mtge Trust
 Series 2004-C8 Cl A2
  12-15-29                4.20       2,000,000           1,958,360
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                4.93       1,975,000           1,950,155
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                6.07       1,075,000           1,115,963
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                5.42       1,250,000           1,255,331

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Morgan Stanley Capital I
 Series 2003-IQ4 Cl A1
  05-15-40                3.27%     $1,231,568          $1,189,340
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                4.34       1,175,000           1,155,007
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                4.59       1,250,000           1,220,413
Morgan Stanley Capital I
 Series 2005-T19 Cl AAB
  06-12-47                4.85       2,425,000           2,385,187
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                5.97         850,000             878,836
Morgan Stanley Capital I
 Series 2006-XLF Cl A2
  07-15-19                5.45       1,600,000(d,m)      1,600,362
Morgan Stanley Dean Witter Capital I
 Series 2002-TOP7 Cl A2
  01-15-39                5.98       3,225,000           3,336,313
Nomura Asset Securities
 Series 1998-D6 Cl A3
  03-15-30                7.24       1,750,000           1,931,631
Prudential Commercial Mtge Trust
 Series 2003-PWR1 Cl A1
  02-11-36                3.67       1,141,812           1,103,404
Wachovia Bank Commercial Mtge Trust
 Series 2003-C4 Cl A2
  04-15-35                4.57       2,600,000           2,544,139
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                5.08       3,700,000(d)        3,660,694
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                4.94       1,100,000           1,071,575
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                5.09       1,250,000           1,244,550
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
  07-15-45                5.76         725,000             744,106
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                5.73       1,250,000           1,278,950
                                                       -----------
Total                                                   85,420,682
------------------------------------------------------------------

MORTGAGE-BACKED (16.0%)(f,q)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                5.69       2,174,519(k)        2,190,382
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                5.96       2,535,061(k)        2,542,616
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                6.20       1,970,000(k)        2,010,306

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
  01-25-34                6.00%     $1,470,251          $1,464,018
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                4.75       1,049,026           1,017,883
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                6.00       4,875,220           4,873,245
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
  11-25-46                7.25         294,276(d)          291,701
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
  02-20-36                5.90       1,746,400(k)        1,755,883
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
  08-25-35                5.09       1,575,000(d,k)      1,542,181
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
  06-25-35                6.50       2,193,099           2,228,737
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  03-01-37               11.50       1,550,000(n)          252,359
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
  07-25-18                4.75       1,037,226           1,006,434
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                5.50       1,618,461           1,624,633
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
  11-25-35                5.50       1,635,077           1,641,305
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                5.50       2,816,449           2,838,421
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                7.50       1,511,069           1,574,941
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
  02-25-36                5.50       1,040,292           1,044,856

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-22R Cl 1A2
  05-25-36                6.00%     $2,500,000          $2,536,488
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                6.00       2,694,974           2,705,472
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
  11-25-36                6.00       1,700,000           1,726,197
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
  02-25-37                6.00       3,392,988           3,422,100
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                7.00       1,825,952(d)        1,909,586
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                5.37       1,523,571(k)        1,528,325
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                6.38      13,626,459(n)          153,298
Federal Home Loan Mtge Corp
  04-01-37                6.00       4,500,000(l)        4,535,154
Federal Home Loan Mtge Corp #1G2496
  09-01-36                6.20       2,170,740(k)        2,197,766
Federal Home Loan Mtge Corp #1J1536
  03-01-37                5.53         950,000(k)          953,900
Federal Home Loan Mtge Corp #A27373
  10-01-34                6.50         509,365             521,864
Federal Home Loan Mtge Corp #A28602
  11-01-34                6.50       1,101,957           1,128,999
Federal Home Loan Mtge Corp #B11835
  01-01-19                5.50         517,492             519,718
Federal Home Loan Mtge Corp #C53878
  12-01-30                5.50       2,352,005           2,338,975
Federal Home Loan Mtge Corp #C65869
  04-01-32                6.00       1,337,166           1,356,173
Federal Home Loan Mtge Corp #C66871
  05-01-32                6.50       3,505,061           3,614,744
Federal Home Loan Mtge Corp #C71514
  07-01-32                6.50         155,522             159,853
Federal Home Loan Mtge Corp #C77689
  03-01-33                6.50         383,183             396,750
Federal Home Loan Mtge Corp #C90598
  10-01-22                6.50         391,965             403,908
Federal Home Loan Mtge Corp #C90767
  12-01-23                6.00       2,388,844           2,429,011
Federal Home Loan Mtge Corp #D32310
  11-01-22                8.00          17,489              18,350
Federal Home Loan Mtge Corp #D55755
  08-01-24                8.00          67,283              71,389

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #D96300
  10-01-23                5.50%       $341,172            $340,233
Federal Home Loan Mtge Corp #D96348
  10-01-23                5.50       5,301,785           5,287,196
Federal Home Loan Mtge Corp #E01127
  02-01-17                6.50         303,820             311,411
Federal Home Loan Mtge Corp #E01419
  05-01-18                5.50       1,431,705           1,438,194
Federal Home Loan Mtge Corp #E81009
  07-01-15                7.50         132,491             137,478
Federal Home Loan Mtge Corp #E89496
  04-01-17                6.00       2,951,267           3,003,707
Federal Home Loan Mtge Corp #E97591
  06-01-18                5.50         335,055             336,866
Federal Home Loan Mtge Corp #E98725
  08-01-18                5.00       3,375,081           3,338,152
Federal Home Loan Mtge Corp #E99684
  10-01-18                5.00       1,700,373           1,681,703
Federal Home Loan Mtge Corp #G01410
  04-01-32                7.00         518,705             538,224
Federal Home Loan Mtge Corp #G01535
  04-01-33                6.00       2,152,594           2,192,112
Federal Home Loan Mtge Corp #G12101
  11-01-18                5.00         163,275             161,434
Federal Home Loan Mtge Corp #G30216
  04-01-22                6.50       4,115,038           4,246,760
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                8.58       1,175,453(n)          273,999
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
  02-15-14                0.12         348,299(n)           11,848
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22               20.00       1,535,733(n)           48,610
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
  07-15-17               15.20       1,883,180(n)          173,553
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
  02-15-33                5.50       1,940,071           1,947,641
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
  01-15-18                6.50       1,014,421           1,044,635
Federal Natl Mtge Assn
  04-01-37                5.50       5,000,000(l)        4,946,875
  04-01-37                6.50       9,500,000(l)        9,689,999
Federal Natl Mtge Assn #190899
  04-01-23                8.50         181,919             191,862

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #190944
  05-01-24                6.00%       $792,063            $801,524
Federal Natl Mtge Assn #190988
  06-01-24                9.00         116,426             124,066
Federal Natl Mtge Assn #250322
  08-01-25                7.50          16,164              16,958
Federal Natl Mtge Assn #250384
  11-01-25                7.50         190,034             199,369
Federal Natl Mtge Assn #250495
  03-01-26                7.00         258,601             269,337
Federal Natl Mtge Assn #252381
  04-01-14                5.50       3,644,881           3,667,044
Federal Natl Mtge Assn #254259
  04-01-17                5.50         615,467             618,497
Federal Natl Mtge Assn #254494
  08-01-22                7.00         237,351             248,110
Federal Natl Mtge Assn #254675
  01-01-23                6.50         363,854             375,040
Federal Natl Mtge Assn #254708
  02-01-23                7.00         120,443             125,903
Federal Natl Mtge Assn #254916
  09-01-23                5.50       2,370,212           2,363,580
Federal Natl Mtge Assn #304279
  02-01-25                8.50         109,722             117,928
Federal Natl Mtge Assn #309341
  05-01-25                8.50          27,158              29,189
Federal Natl Mtge Assn #313049
  08-01-11                8.50         201,155             209,144
Federal Natl Mtge Assn #323606
  03-01-29                6.50          53,952              55,666
Federal Natl Mtge Assn #433310
  08-01-28                6.50         609,853             629,228
Federal Natl Mtge Assn #440730
  12-01-28                6.00         208,110             212,252
Federal Natl Mtge Assn #505122
  07-01-29                7.00         850,751             886,685
Federal Natl Mtge Assn #50553
  04-01-22                8.00          95,044             100,420
Federal Natl Mtge Assn #510587
  08-01-29                7.00         244,553             254,882
Federal Natl Mtge Assn #540041
  02-01-29                7.00         599,926             624,832
Federal Natl Mtge Assn #545489
  03-01-32                6.50         216,533             223,036
Federal Natl Mtge Assn #545684
  05-01-32                7.50         160,696             168,187
Federal Natl Mtge Assn #545885
  08-01-32                6.50         296,293             303,700
Federal Natl Mtge Assn #555375
  04-01-33                6.00       4,008,771           4,078,185
Federal Natl Mtge Assn #555376
  04-01-18                4.50         912,614             885,938
Federal Natl Mtge Assn #555458
  05-01-33                5.50       1,623,124           1,610,967
Federal Natl Mtge Assn #555528
  04-01-33                6.00       5,035,637           5,098,964
Federal Natl Mtge Assn #555734
  07-01-23                5.00       1,645,951           1,606,947
Federal Natl Mtge Assn #555740
  08-01-18                4.50       2,469,351           2,396,235

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 5 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #615135
  11-01-16                6.00%       $155,273            $158,066
Federal Natl Mtge Assn #642346
  05-01-32                7.00         950,901             990,912
Federal Natl Mtge Assn #643381
  06-01-17                6.00         170,746             173,787
Federal Natl Mtge Assn #645277
  05-01-32                7.00         142,579             148,579
Federal Natl Mtge Assn #645569
  06-01-32                7.00         741,625             772,831
Federal Natl Mtge Assn #646446
  06-01-17                6.50         170,712             174,884
Federal Natl Mtge Assn #650105
  08-01-17                6.50         785,821             805,025
Federal Natl Mtge Assn #662197
  09-01-32                6.50         353,369             363,306
Federal Natl Mtge Assn #667604
  10-01-32                5.50         395,444             392,254
Federal Natl Mtge Assn #670387
  08-01-32                7.00         258,465             270,004
Federal Natl Mtge Assn #670711
  10-01-32                7.00         143,622             149,665
Federal Natl Mtge Assn #673179
  02-01-18                6.00         405,517             412,739
Federal Natl Mtge Assn #676511
  12-01-32                7.00         140,913             146,843
Federal Natl Mtge Assn #678397
  12-01-32                7.00       1,055,847           1,100,274
Federal Natl Mtge Assn #684601
  03-01-33                6.00       3,203,003           3,260,664
Federal Natl Mtge Assn #687736
  02-01-33                5.50       1,190,011           1,180,260
Federal Natl Mtge Assn #687887
  03-01-33                5.50       1,687,899           1,676,374
Federal Natl Mtge Assn #688002
  03-01-33                5.50       1,771,076           1,758,405
Federal Natl Mtge Assn #688034
  03-01-33                5.50       1,625,772           1,614,650
Federal Natl Mtge Assn #689093
  07-01-28                5.50         851,373             847,217
Federal Natl Mtge Assn #694546
  03-01-33                5.50         775,130             768,779
Federal Natl Mtge Assn #694795
  04-01-33                5.50       3,366,698           3,343,687
Federal Natl Mtge Assn #701937
  04-01-33                6.00       1,800,614           1,822,116
Federal Natl Mtge Assn #703726
  02-01-33                5.00       2,795,073           2,709,267
Federal Natl Mtge Assn #703818
  05-01-33                6.00       1,794,981           1,818,983
Federal Natl Mtge Assn #709901
  06-01-18                5.00       1,675,555           1,657,578
Federal Natl Mtge Assn #710823
  05-01-33                5.50       1,822,052           1,809,530
Federal Natl Mtge Assn #720006
  07-01-33                5.50       2,051,939           2,035,124
Federal Natl Mtge Assn #720070
  07-01-23                5.50       2,381,024           2,374,361
Federal Natl Mtge Assn #720378
  06-01-18                4.50       2,370,124           2,300,844

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725232
  03-01-34                5.00%     $6,325,516          $6,127,531
Federal Natl Mtge Assn #725284
  11-01-18                7.00         169,307             174,651
Federal Natl Mtge Assn #725425
  04-01-34                5.50       6,499,239           6,446,317
Federal Natl Mtge Assn #725431
  08-01-15                5.50         121,754             122,544
Federal Natl Mtge Assn #725684
  05-01-18                6.00       2,830,815           2,881,792
Federal Natl Mtge Assn #725737
  08-01-34                4.54       5,054,496(k)        5,033,065
Federal Natl Mtge Assn #725773
  09-01-34                5.50       7,263,708           7,199,976
Federal Natl Mtge Assn #726940
  08-01-23                5.50         281,696             280,811
Federal Natl Mtge Assn #730231
  08-01-23                5.50       2,177,966           2,171,872
Federal Natl Mtge Assn #735057
  01-01-19                4.50       2,102,328           2,040,876
Federal Natl Mtge Assn #735212
  12-01-34                5.00       6,560,745           6,350,083
Federal Natl Mtge Assn #735949
  10-01-35                4.99       2,517,860(k)        2,516,713
Federal Natl Mtge Assn #737330
  09-01-18                5.50       1,548,202           1,555,813
Federal Natl Mtge Assn #737374
  09-01-18                5.50       2,129,419           2,141,269
Federal Natl Mtge Assn #747642
  11-01-28                5.50         373,639             371,816
Federal Natl Mtge Assn #747784
  10-01-18                4.50         718,931             697,917
Federal Natl Mtge Assn #753074
  12-01-28                5.50       1,737,144           1,728,665
Federal Natl Mtge Assn #753206
  01-01-34                6.00       1,406,791           1,423,590
Federal Natl Mtge Assn #755056
  12-01-23                5.50       1,873,776           1,868,533
Federal Natl Mtge Assn #755598
  11-01-28                5.00         605,317             586,734
Federal Natl Mtge Assn #761031
  01-01-34                5.00         447,800             433,776
Federal Natl Mtge Assn #765760
  02-01-19                5.00       3,653,042           3,612,208
Federal Natl Mtge Assn #766641
  03-01-34                5.00       2,037,763           1,972,332
Federal Natl Mtge Assn #768117
  08-01-34                5.43         898,985(k)          891,900
Federal Natl Mtge Assn #779676
  06-01-34                5.00       2,963,472           2,868,316
Federal Natl Mtge Assn #815264
  05-01-35                5.22       3,256,304(k)        3,251,301
Federal Natl Mtge Assn #844257
  11-01-35                5.07       2,595,045(k)        2,603,943
Federal Natl Mtge Assn #845070
  12-01-35                5.09       1,806,298(k)        1,805,434
Federal Natl Mtge Assn #872916
  06-01-36                6.50       3,824,138           3,932,603
Federal Natl Mtge Assn #886054
  07-01-36                7.00       2,503,282           2,590,853

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #886461
  08-01-36                6.19%     $1,934,539(k)       $1,972,127
Federal Natl Mtge Assn #886464
  08-01-36                6.50       2,883,161           2,941,186
Federal Natl Mtge Assn #900197
  10-01-36                5.95       2,473,231(k)        2,512,308
Federal Natl Mtge Assn #901922
  10-01-36                5.79       2,437,064(k)        2,462,726
Federal Natl Mtge Assn #909471
  02-01-37                5.55       2,744,338(k)        2,758,953
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-24 Cl PI
  12-25-12               20.00         187,262(n)            2,501
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31               14.78       1,641,362(n)          246,135
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
  12-25-22               12.17         804,578(n)          103,279
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-25-36                8.33       4,051,713(n)          944,197
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                8.00         728,933             767,897
Govt Natl Mtge Assn #3920
  11-20-36                6.00       4,921,340           4,979,434
Govt Natl Mtge Assn #604708
  10-15-33                5.50       1,702,807           1,695,705
Govt Natl Mtge Assn #619592
  09-15-33                5.00       2,173,448           2,118,357
Govt Natl Mtge Assn #780394
  12-15-08                7.00         346,723             349,636
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
  01-20-32               20.00         117,077(n)            9,881
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
  01-19-36                5.66       2,005,002(k)        2,007,277
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-10 Cl N1
  11-19-36                6.41         343,163(d)          342,948
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-8A Cl N1
  07-21-36                6.41         166,159(d)          164,705

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 6 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2005-AR8 Cl AX1
  04-25-35                4.50%    $31,777,861(n)         $263,160
IndyMac Index Nim
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl N1
  06-25-46                6.65         454,433(d)          452,729
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-2N Cl A1
  02-27-46                7.00         296,417(d)          296,510
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                6.25         557,356(d)          556,920
Lehman XS Net Interest Margin Nts
 Series 2006-AR8 Cl A1
  10-28-46                6.25         250,151(d)          249,447
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                5.00       1,664,411           1,630,088
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
  05-25-34                6.00       1,883,866           1,869,021
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
  08-25-19                5.00       3,583,714           3,488,351
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  09-25-19                5.00       1,710,043           1,665,462
Rali NIM
 Collateralized Mtge Obligation
 Series 2006-QO4 Cl N1
  04-25-46                6.05         351,527(d)          349,989
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
  03-25-36                6.00       1,719,301           1,744,340
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                5.50       3,422,050           3,359,653
Washington Mutual Alternative Mtge
 Pass-Through Ctfs
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR1 Cl X2
  12-25-35                7.10      11,828,167(n)           98,876
Washington Mutual
 Collateralized Mtge Obligation
 Series 2003-AR10 Cl A7
  10-25-33                4.06       2,400,000(k)        2,386,097

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Washington Mutual
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                4.50%       $181,267            $172,727
Washington Mutual
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                5.30       1,347,176(k)        1,344,530
Washington Mutual
 Collateralized Mtge Obligation
 Series 2005-AR17 Cl A1C1
  12-25-45                5.51         122,943(k)          122,950
Washington Mutual
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
  09-25-36                5.96       1,463,525(k)        1,473,238
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                5.00       3,840,931           3,716,830
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                5.50       3,275,896           3,222,152
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                6.03       1,395,849(k)        1,407,559
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                5.11       2,885,115(k)        2,866,061
                                                       -----------
Total                                                  306,008,410
------------------------------------------------------------------

AEROSPACE & DEFENSE (--%)
DRS Technologies
  02-01-16                6.63         280,000             282,800
L-3 Communications
  06-15-12                7.63         165,000             170,775
L-3 Communications
 Series B
  10-15-15                6.38         235,000             232,944
                                                       -----------
Total                                                      686,519
------------------------------------------------------------------

BANKING (1.1%)
Bank of America
 Sub Nts
  03-15-17                5.30       3,380,000           3,324,328
  10-15-36                6.00       2,455,000           2,464,182
Citigroup
 Sub Nts
  02-15-17                5.50       1,890,000           1,880,136
  08-25-36                6.13       2,625,000           2,666,215
Manufacturers & Traders Trust
 Sub Nts
  12-01-16                5.63       2,090,000           2,069,410
Natl City Bank of Cleveland
 Sub Nts
  12-15-11                6.20         670,000             697,467

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
BANKING (CONT.)
Natl City Bank of Kentucky
 Sub Nts
  02-15-11                6.30%       $370,000            $384,523
Popular North America
 Sr Nts
  10-01-08                3.88       7,365,000           7,219,783
Wachovia Bank
 Sub Nts
  02-01-37                5.85         645,000             628,952
                                                       -----------
Total                                                   21,334,996
------------------------------------------------------------------

BROKERAGE (0.7%)
LaBranche & Co
 Sr Nts
  05-15-12               11.00         250,000             272,500
Lehman Brothers Holdings
 Sr Nts
  02-06-12                5.25       3,990,000           3,982,444
Lehman Brothers Holdings
 Sub Nts
  01-03-17                5.75         525,000             526,086
Merrill Lynch & Co
 Sub Nts
  01-29-37                6.11       2,235,000           2,166,754
Morgan Stanley
  01-09-17                5.45       6,240,000           6,137,365
                                                       -----------
Total                                                   13,085,149
------------------------------------------------------------------

CHEMICALS (--%)
NewMarket
 Sr Nts
  12-15-16                7.13         215,000(d)          213,925
PQ
  02-15-13                7.50          25,000              25,250
                                                       -----------
Total                                                      239,175
------------------------------------------------------------------

CONSUMER PRODUCTS (--%)
Jarden
  05-01-17                7.50         200,000             201,250
------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (--%)
Baldor Electric
  02-15-17                8.63          45,000              47,531
------------------------------------------------------------------

ELECTRIC (1.4%)
Cleveland Electric Illuminating
 Sr Unsecured
  12-15-36                5.95         395,000             376,439
CMS Energy
 Sr Nts
  01-15-09                7.50         450,000             461,813
Commonwealth Edison
 1st Mtge
  04-15-15                4.70       1,355,000           1,239,963
Consumers Energy
 1st Mtge
  02-15-12                5.00         753,000             744,042
Consumers Energy
 1st Mtge Series F
  05-15-10                4.00         350,000             337,721

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 7 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
ELECTRIC (CONT.)
Consumers Energy
1st Mtge Series H
  02-17-09                4.80%     $2,855,000          $2,828,837
Duke Energy Indiana
  10-15-35                6.12       2,055,000           2,057,429
Edison Mission Energy
 Sr Unsecured
  06-15-13                7.50         190,000             196,175
Entergy Gulf States
 1st Mtge
  06-01-08                3.60       1,435,000           1,406,461
Exelon
  06-15-10                4.45       2,985,000           2,899,210
Florida Power
 1st Mtge
  07-15-11                6.65         575,000             607,495
Indiana Michigan Power
 Sr Nts
  03-15-37                6.05       2,070,000           2,038,677
IPALCO Enterprises
 Secured
  11-14-08                8.38         375,000             387,188
  11-14-11                8.63         595,000             641,856
Metropolitan Edison
 Sr Nts
  03-15-10                4.45         470,000             459,418
MidAmerican Energy Holdings
  04-01-36                6.13       1,130,000           1,127,557
Midwest Generation LLC
 Pass-Through Ctfs Series B
  01-02-16                8.56          45,079              49,305
Northern States Power
 Sr Nts
  08-01-09                6.88       1,455,000           1,509,260
NRG Energy
  02-01-14                7.25         245,000             251,125
Pacific Gas & Electric
 Sr Unsub
  03-01-37                5.80       1,470,000           1,414,978
Portland General Electric
  03-15-10                7.88         765,000             820,003
Potomac Electric Power
 Secured
  06-01-35                5.40         785,000             709,395
Public Service Company of Colorado
 Sr Nts Series A
  07-15-09                6.88         565,000             585,439
Sierra Pacific Power
 Series M
  05-15-16                6.00         945,000             958,163
TXU Electric Delivery
  09-01-22                7.00         760,000             814,168
TXU Electric Delivery
 Secured
  01-15-15                6.38       1,770,000           1,841,797
Xcel Energy
 Sr Nts
  07-01-08                3.40         855,000             837,498
                                                       -----------
Total                                                   27,601,412
------------------------------------------------------------------

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)

ENTERTAINMENT (0.1%)
United Artists Theatre Circuit
 Pass-Through Ctfs
  07-01-15                9.30%     $1,235,822(o)       $1,285,255
------------------------------------------------------------------

ENVIRONMENTAL (--%)
Allied Waste North America
  06-01-17                6.88         520,000             521,300
Allied Waste North America
 Series B
  05-15-16                7.13         360,000             366,300
                                                       -----------
Total                                                      887,600
------------------------------------------------------------------

FOOD AND BEVERAGE (0.5%)
Aramark
 Sr Nts
  02-01-15                8.86          35,000(d,m)         36,006
Cadbury Schweppes US Finance LLC
  10-01-08                3.88       4,955,000(d)        4,851,019
Constellation Brands
  09-01-16                7.25         240,000             243,000
Cott Beverages USA
  12-15-11                8.00         460,000             469,200
Kraft Foods
 Sr Unsecured
  10-01-13                5.25       2,180,000           2,148,181
Molson Coors Capital Finance
  09-22-10                4.85       2,005,000(c)        1,975,593
                                                       -----------
Total                                                    9,722,999
------------------------------------------------------------------

GAMING (--%)
Majestic Star Casino LLC/Capital
  10-15-10                9.50         180,000             188,775
Mohegan Tribal Gaming Authority
 Sr Sub Nts
  04-01-12                8.00         310,000             321,625
Pokagon Gaming Authority
 Sr Nts
  06-15-14               10.38          60,000(d)           66,150
Wynn Las Vegas LLC/Capital
 1st Mtge
  12-01-14                6.63         180,000             178,200
                                                       -----------
Total                                                      754,750
------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
Atmos Energy
 Sr Unsub
  10-15-09                4.00       1,055,000           1,023,675
------------------------------------------------------------------

GAS PIPELINES (0.2%)
CenterPoint Energy Resources
  02-15-11                7.75         955,000           1,032,614
Colorado Interstate Gas
 Sr Nts
  11-15-15                6.80         290,000             308,410
Colorado Interstate Gas
 Sr Unsecured
  03-15-15                5.95         160,000             160,999
Southern Natural Gas
  04-01-17                5.90         520,000(d)          519,996

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
GAS PIPELINES (CONT.)
Southern Star Central
 Sr Nts
  03-01-16                6.75%       $380,000            $380,000
Tennessee Gas Pipeline
  04-01-37                7.63         820,000             942,159
Transcontinental Gas Pipe Line
 Series B
  08-15-11                7.00         400,000             419,000
Transcontinental Gas Pipe Line
 Sr Unsecured
  04-15-16                6.40         232,000             239,250
Williams Companies
 Sr Nts
  07-15-19                7.63         638,000             693,825
                                                       -----------
Total                                                    4,696,253
------------------------------------------------------------------

HEALTH CARE (0.1%)
Community Health Systems
 Sr Unsecured
  12-15-12                6.50         220,000             226,600
Coventry Health Care
 Sr Unsecured
  03-15-17                5.95         900,000             895,165
DaVita
  03-15-13                6.63         345,000             345,000
  03-15-15                7.25         240,000             242,700
Omnicare
  12-15-13                6.75         345,000             346,294
  12-15-15                6.88          95,000              95,831
Triad Hospitals
 Sr Nts
  05-15-12                7.00         225,000             233,438
Triad Hospitals
 Sr Sub Nts
  11-15-13                7.00         250,000             260,938
                                                       -----------
Total                                                    2,645,966
------------------------------------------------------------------

HEALTH CARE INSURANCE (--%)
CIGNA
 Sr Unsecured
  11-15-36                6.15         880,000             872,485
------------------------------------------------------------------

INDEPENDENT ENERGY (0.4%)
Anadarko Petroleum
 Sr Unsecured
  09-15-36                6.45       1,470,000           1,454,634
Apache
 Sr Unsecured
  01-15-37                6.00       1,505,000           1,498,669
Canadian Natural Resources
  02-15-37                6.50         765,000(c)          775,976
  03-15-38                6.25       1,475,000(c)        1,443,144
Chesapeake Energy
  01-15-16                6.63         950,000             957,125
  08-15-17                6.50         180,000             177,750
  01-15-18                6.25         245,000             241,938
Denbury Resources
  04-01-13                7.50          65,000              65,650
Denbury Resources
 Sr Sub Nts
  12-15-15                7.50          55,000              55,413

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 8 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
INDEPENDENT ENERGY (CONT.)
Pioneer Natural Resources
  05-01-18                6.88%       $715,000            $703,167
Pioneer Natural Resources
 Sr Unsecured
  03-15-17                6.65         220,000             217,437
Range Resources
  03-15-15                6.38         110,000             108,350
  05-15-16                7.50          50,000              51,500
                                                       -----------
Total                                                    7,750,753
------------------------------------------------------------------

LIFE INSURANCE (0.1%)
Prudential Financial
  12-14-36                5.70       1,085,000           1,036,726
------------------------------------------------------------------

MEDIA CABLE (0.1%)
Comcast
  03-15-37                6.45         805,000             805,917
EchoStar DBS
  10-01-14                6.63         487,000             490,044
Videotron Ltee
  01-15-14                6.88         340,000(c)          343,400
                                                       -----------
Total                                                    1,639,361
------------------------------------------------------------------

MEDIA NON CABLE (0.4%)
British Sky Broadcasting Group
  02-23-09                6.88       2,790,000(c)        2,867,776
Clear Channel Communications
 Sr Nts
  09-15-14                5.50         355,000             314,284
Dex Media East LLC/Finance
  11-15-09                9.88          75,000              78,375
Dex Media West LLC/Finance
 Sr Unsecured
 Series B
  08-15-10                8.50         145,000             151,706
Gray Television
  12-15-11                9.25         325,000             340,031
Idearc
 Sr Nts
  11-15-16                8.00         150,000(d)          154,125
Lamar Media
  01-01-13                7.25         107,000             108,338
Lamar Media
 Series B
  08-15-15                6.63         195,000             190,125
News America
  12-15-35                6.40         985,000             979,755
Radio One
 Series B
  07-01-11                8.88         350,000             360,938
RH Donnelley
 Sr Disc Nts Series A-1
  01-15-13                6.88         170,000             165,325
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                6.13       1,350,000           1,355,238
Sinclair Broadcast Group
  03-15-12                8.00         175,000             181,125

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MEDIA NON CABLE (CONT.)
Sun Media
  02-15-13                7.63%       $240,000(c)         $243,600
                                                       -----------
Total                                                    7,490,741
------------------------------------------------------------------

METALS (--%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                8.25          55,000              59,194
Reliance Steel & Aluminum
  11-15-36                6.85         750,000(d)          747,779
                                                       -----------
Total                                                      806,973
------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.1%)
Countrywide Financial
 Sub Nts
  05-15-16                6.25       2,690,000           2,711,585
------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Chart Inds
 Sr Sub Nts
  10-15-15                9.13          90,000(d)           93,600
OPTI Canada
  12-15-14                8.25         342,000(c,d)        354,825
Pride Intl
 Sr Unsecured
  07-15-14                7.38         575,000             589,375
                                                       -----------
Total                                                    1,037,800
------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.2%)
Residential Capital LLC
  06-30-10                6.38       3,410,000           3,409,083
------------------------------------------------------------------

PACKAGING (0.1%)
Greif
 Sr Nts
  02-01-17                6.75         710,000(d)          717,100
Owens-Brockway Glass Container
  05-15-13                8.25         160,000             166,800
Plastipak Holdings
 Sr Nts
  12-15-15                8.50          90,000(d)           95,400
                                                       -----------
Total                                                      979,300
------------------------------------------------------------------

PAPER (--%)
Cascades
 Sr Nts
  02-15-13                7.25          20,000(c)           20,000
Georgia-Pacific
  01-15-17                7.13         481,000(d)          482,203
NewPage
  05-01-12               10.00          80,000              87,500
Norampac
  06-01-13                6.75          40,000(c)           39,550
                                                       -----------
Total                                                      629,253
------------------------------------------------------------------

PHARMACEUTICALS (0.1%)
Wyeth
  04-01-37                5.95       1,505,000           1,482,201
------------------------------------------------------------------

RAILROADS (0.3%)
Burlington Northern Sante Fe
  01-15-15                4.88       2,920,000           2,752,553

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
RAILROADS (CONT.)
  08-15-36                6.20%       $545,000            $534,127
CSX
  08-01-13                5.50       1,450,000           1,439,925
CSX
 Sr Unsecured
  03-15-11                6.75         735,000             767,723
CSX
 Sr Unsub
  10-01-36                6.00         525,000             500,638
                                                       -----------
Total                                                    5,994,966
------------------------------------------------------------------

RETAILERS (0.4%)
Federated Retail Holdings
  03-15-12                5.35       1,200,000           1,196,256
  03-15-37                6.38         355,000             345,057
Home Depot
 Sr Unsecured
  12-16-36                5.88       3,035,000           2,893,648
May Department Stores
  07-15-09                4.80       2,925,000           2,895,814
United Auto Group
 Sr Sub Nts
  12-15-16                7.75         255,000(d,p)        256,594
                                                       -----------
Total                                                    7,587,369
------------------------------------------------------------------

TECHNOLOGY (--%)
Belden CDT
 Sr Sub Nts
  03-15-17                7.00          15,000(d)           15,300
Flextronics Intl
 Sr Sub Nts
  11-15-14                6.25         200,000(c)          193,500
NXP Funding LLC
 Secured
  10-15-13                8.11         148,000(c,d,m)      152,255
                                                       -----------
Total                                                      361,055
------------------------------------------------------------------

WIRELESS (--%)
American Tower
 Sr Nts
  10-15-12                7.13          65,000              66,950
Vodafone Group
  02-27-37                6.15         400,000(c)          386,152
                                                       -----------
Total                                                      453,102
------------------------------------------------------------------

WIRELINES (1.2%)
AT&T
 Sr Nts
  05-15-36                6.80       2,905,000           3,096,994
Qwest
  03-15-12                8.88         330,000             364,650
Qwest
 Sr Nts
  06-15-15                7.63         800,000             854,000
Qwest
 Sr Unsecured
  10-01-14                7.50         235,000             247,925
Telecom Italia Capital
  11-15-33                6.38       2,565,000(c)        2,419,198
Telefonica Europe
  09-15-10                7.75       2,780,000(c)        2,995,622

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 9 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
WIRELINES (CONT.)
TELUS
  06-01-11                8.00%     $5,692,500(c)       $6,234,568
Verizon New York
 Series A
  04-01-12                6.88       3,675,000           3,878,378
Verizon Pennsylvania
 Series A
  11-15-11                5.65       2,265,000           2,293,086
Windstream
  08-01-16                8.63         445,000             486,719
Windstream
 Sr Nts
  03-15-19                7.00         175,000(d)          175,438
                                                       -----------
Total                                                   23,046,578
------------------------------------------------------------------

TOTAL BONDS
(Cost: $700,169,984)                                  $697,140,740
------------------------------------------------------------------

SENIOR LOANS (0.8%)(r)
                        COUPON     PRINCIPAL
BORROWER                 RATE       AMOUNT             VALUE(A)
AUTOMOTIVE (--%)
Ford Motor
 Tranche B Term Loan
  12-15-13                  8.36%   $375,000           $376,354
---------------------------------------------------------------

CHEMICALS (--%)
Celanese
 Tranche B Term Loan
  04-06-14                  7.10     255,000(c,l)       255,000
---------------------------------------------------------------

ENTERTAINMENT (--%)
Natl CineMedia LLC
 Tranche B Term Loan
  02-13-15                  7.09      20,000             20,020
---------------------------------------------------------------

FOOD AND BEVERAGE (0.1%)
Aramark
 Tranche B Term Loan
  01-26-14             7.45-7.48      60,000(l)          60,184

SENIOR LOANS (CONTINUED)
                        COUPON     PRINCIPAL
BORROWER                 RATE       AMOUNT             VALUE(A)
FOOD AND BEVERAGE (CONT.)
  01-26-14             7.45-7.48%   $500,000           $501,530
Pinnacle Foods Finance
 Tranche B Term Loan
  03-30-14                  8.10     675,000(l)         675,000
                                                     ----------
Total                                                 1,236,714
---------------------------------------------------------------

HEALTH CARE (0.2%)
HCA
 Tranche B Term Loan
  11-17-13                  7.60   3,336,638          3,367,067
---------------------------------------------------------------

MEDIA CABLE (0.2%)
Charter Communications
 Tranche B Term Loan
  04-28-14                  7.35   1,605,000(l)       1,599,479
Univision Communications
 Tranche B Term Loan
  09-23-14                  7.57   1,520,000(l)       1,520,000
                                                     ----------
Total                                                 3,119,479
---------------------------------------------------------------

MEDIA NON CABLE (0.1%)
Intelsat Bermuda
 Term Loan
  02-01-14                  7.86     290,000(c)         291,813
VNU
 Tranche B Term Loan
  08-09-13                  7.61     390,000(c,l)       393,307
  08-09-13                  7.61   1,037,400(c)       1,046,197
                                                     ----------
Total                                                 1,731,317
---------------------------------------------------------------

METALS (0.1%)
Freeport-McMoRan Copper & Gold
 Tranche B Term Loan
  03-17-14                  7.07   1,340,000(l)       1,341,755
---------------------------------------------------------------

PAPER (--%)
Domtar
 Tranche B Term Loan
  03-05-14                  6.70     450,000            449,721
---------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                        COUPON     PRINCIPAL
BORROWER                 RATE       AMOUNT             VALUE(A)

RETAILERS (0.1%)
Michaels Stores
 Tranche B Term Loan
  10-31-13                  8.13%   $586,031           $590,684
Neiman Marcus Group
 Tranche B Term Loan
  04-27-13                  7.35     450,000            453,578
                                                     ----------
Total                                                 1,044,262
---------------------------------------------------------------

TECHNOLOGY (--%)
West Corp
 Tranche B Term Loan
  10-24-13             7.74-8.11     710,000            713,933
---------------------------------------------------------------

WIRELINES (--%)
Level 3 Communications
 Tranche B Term Loan
  03-16-14                  7.61     875,000(l)         877,914
---------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $14,502,122)                                 $14,533,536
---------------------------------------------------------------

MONEY MARKET FUND (3.9%)(H)
                         SHARES                VALUE(A)
RiverSource
 Short-Term Cash Fund   73,986,307(s)       $73,986,307
-------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $73,986,307)                         $73,986,307
-------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,776,737,855)(t)                $2,014,889,886
=======================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2007, the value of foreign securities represented 4.8% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $36,404,369 or 1.9% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)  At March 31, 2007, security was partially or fully on loan.

(h) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.0% of net assets. 2.9% of net assets is the Fund's cash equivalent position.

--------------------------------------------------------------------------------

 10 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Balanced Fund

(i) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
MBIA   -- MBIA Insurance Corporation

(j) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2007.

(l) At March 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $25,971,576.

(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2007.

(n) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2007.

(o) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at March 31, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
---------------------------------------------------------------------------------------------------------
KKR Private Equity Investors LP Unit                                   05-01-06                $2,149,737
United Artists Theatre Circuit
  9.30% Pass-Through Ctfs 2015                                  12-08-95 thru 08-12-96          1,212,690

(p) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Long Bond, June 2007, 20-year                                     $16,900,000
U.S. Treasury Note, June 2007, 10-year                                   8,700,000
SALE CONTRACTS
U.S. Treasury Note, June 2007, 2-year                                   33,400,000
U.S. Treasury Note, June 2007, 5-year                                   10,300,000

(q) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2007:

                                                              PRINCIPAL          SETTLEMENT          PROCEEDS
SECURITY                                                        AMOUNT              DATE            RECEIVABLE           VALUE
---------------------------------------------------------------------------------------------------------------------------------
Federal Natl Mtge Assn
  04-01-22 5.00%                                              $3,000,000          4-17-07           $2,965,313         $2,957,814
  04-01-37 5.50                                                6,000,000          4-12-07            5,832,188          5,795,628

(r) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(s) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(t) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $1,776,738,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $256,809,000
Unrealized depreciation                                               (18,657,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $238,152,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 11 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Cash Management Fund
MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

CERTIFICATES OF DEPOSIT (6.9%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY              VALUE(A)
Barclays Bank
  03-17-08                           5.28%       $3,000,000(b)           $2,999,608
Credit Suisse First Boston
  06-26-07                           5.47        10,000,000              10,000,000
Credit Suisse NY
  01-14-08                           5.24         6,000,000               6,000,000
  02-26-08                           5.33        17,000,000(b)           17,000,000
Natexis Banques Populaires US Finance LLC
  05-03-07                           5.07         5,000,000               5,000,000
Natixis
  03-31-08                           5.40        10,000,000(b)           10,000,000
  04-02-08                           5.45        10,000,000(b)            9,998,073
Societe Generale New York Branch
  01-16-08                           5.35        10,000,000              10,000,000
Wells Fargo Bank
  05-03-07                           5.03         5,000,000               5,000,000
-----------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $75,997,681)                                                     $75,997,681
-----------------------------------------------------------------------------------

FLOATING RATE NOTES (20.5%)(B)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
Bear Stearns Companies
  10-05-07                           5.36%      $10,000,000             $10,000,000
  04-14-08                           5.36         5,000,000               5,000,000
  04-28-08                           5.38         5,000,000               5,000,000
Cheyne Finance LLC
  04-20-07                           5.29         7,000,000               6,999,942
Cullinan Finance
  03-28-08                           5.31        13,000,000              12,998,055
DEPFA Bank
  03-14-08                           5.39        10,000,000              10,000,000
General Electric Capital
  04-24-08                           5.28        10,000,000              10,000,000
Goldman Sachs Group
  04-14-08                           5.37         5,000,000               5,000,000
HSBC Finance
  04-24-08                           5.37         5,000,000               5,000,000
Irish Life & Permanent
  04-18-08                           5.36         5,000,000               4,999,711
Lehman Brothers Holdings
  06-26-07                           5.33         5,000,000(c)            5,000,000
  04-22-08                           5.47         8,000,000               8,000,000
Merrill Lynch & Co
  07-27-07                           5.29        15,000,000              15,000,000
  04-14-08                           5.33         5,000,000               5,000,000
  04-18-08                           5.30        10,000,000              10,000,000
MetLife Global Funding I
  04-22-08                           5.31         5,000,000               5,000,000
Natexis Banques Populaires US Finance LLC
  04-15-08                           5.33         3,000,000               3,000,000
  05-07-08                           5.35         5,000,000               5,000,000

FLOATING RATE NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
Northern Rock
  02-01-08                           5.38%       $5,000,000              $5,000,000
  04-09-08                           5.43        10,700,000              10,700,000
Sedna Finance
  09-20-07                           5.33        22,000,000              21,999,479
  01-18-08                           5.32         8,000,000               7,999,358
Skandinaviska Enskilda Banken
  04-09-08                           5.32         5,000,000               5,000,000
  04-16-08                           5.32         7,000,000               7,000,000
  04-17-08                           5.32        10,000,000              10,000,000
Wells Fargo Bank
  04-03-08                           5.31         5,000,000               5,000,000
Westpac Banking
  04-11-08                           5.40        10,700,000              10,700,000
White Pine Finance LLC
  02-25-08                           5.36         2,000,000               2,000,293
  03-20-08                           5.28        10,000,000               9,998,060
-----------------------------------------------------------------------------------

TOTAL FLOATING RATE NOTES
(Cost: $226,394,898)                                                   $226,394,898
-----------------------------------------------------------------------------------

COMMERCIAL PAPER (73.8%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (63.3%)
Amsterdam Funding
  04-02-07                           3.50%       $2,350,000(c)           $2,349,315
  05-02-07                           5.07         8,000,000(c)            7,963,022
BA Credit Card Trust
  04-03-07                           3.94        12,000,000(c)           11,994,750
  05-02-07                           5.11         8,000,000(c)            7,962,667
  05-03-07                           5.11         5,000,000(c)            4,975,983
  05-10-07                           5.15         8,000,000(c)            7,953,333
  06-14-07                           5.23        12,000,000(c)           11,868,875
Barton Capital LLC
  04-09-07                           4.73         5,100,000(c)            5,093,306
  06-13-07                           5.21         5,000,000(c)            4,946,350
Bryant Park Funding LLC
  05-25-07                           5.19        10,000,000(c)            9,919,868
  06-06-07                           5.19         8,800,000(c)            8,714,508
  06-07-07                           5.20         8,700,000(c)            8,614,218
CC (USA)
  06-21-07                           5.24         5,000,000               4,940,322
Chariot Funding LLC
  04-13-07                           4.88         2,500,000(c)            2,495,260
  05-10-07                           5.16        11,700,000(c)           11,631,685
  05-23-07                           5.18        10,000,000(c)            9,922,856
CHARTA LLC
  04-20-07                           5.01         2,000,000(c)            1,994,167
  05-24-07                           5.19         8,000,000(c)            7,937,120
  05-30-07                           5.20         7,300,000(c)            7,236,247
  06-11-07                           5.22         6,300,000(c)            6,234,039

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (CONT.)
Chesham Finance LLC
  04-10-07                           4.80%       $4,900,000              $4,892,820
  04-12-07                           4.83         4,000,000               3,993,040
  04-17-07                           4.98         5,000,000               4,987,581
  05-29-07                           5.20        15,000,000              14,871,183
  06-20-07                           5.24        12,300,000              12,154,845
Cheyne Finance LLC
  04-13-07                           4.87        15,500,000              15,470,671
  04-30-07                           5.11         2,500,000               2,489,042
  06-07-07                           5.21         5,000,000               4,950,521
  06-18-07                           5.24        14,000,000              13,838,939
Citibank Credit Card Issue Trust (Dakota Nts)
  04-11-07                           4.82         8,000,000(c)            7,987,167
  04-12-07                           4.85        10,500,000(c)           10,481,625
  04-24-07                           5.06        15,500,000(c)           15,445,750
  04-26-07                           5.07         6,000,000(c)            5,977,272
Citigroup Funding
  05-08-07                           5.15        16,000,000              15,911,164
CRC Funding LLC
  06-25-07                           5.24         8,350,000(c)            8,245,576
Cullinan Finance
  05-21-07                           5.18        13,000,000              12,903,405
  06-08-07                           5.22         3,000,000               2,969,870
Deer Valley Funding LLC
  04-05-07                           4.39        10,000,000               9,992,694
  04-25-07                           5.10         8,000,000               7,970,667
  04-27-07                           5.07         5,000,000               4,980,350
  05-15-07                           5.17        21,000,000              20,862,188
Dorada Finance
  05-18-07                           5.18         1,000,000                 993,000
Ebury Finance LLC
  04-10-07                           4.80        15,000,000              14,978,021
  06-27-07                           5.27        22,000,000              21,717,128
  08-01-07                           5.28         7,000,000               6,874,916
Five Finance
  04-10-07                           4.78        10,000,000               9,985,417
  04-17-07                           4.98         2,000,000               1,995,032
  05-02-07                           5.11         8,000,000               7,962,667
  05-17-07                           5.15         3,000,000               2,979,555
  05-21-07                           5.19         2,000,000               1,985,125
  06-11-07                           5.21         7,500,000               7,421,550
  06-22-07                           5.25         7,000,000               6,915,271
  06-27-07                           5.25         4,000,000               3,948,764
Galaxy Funding
  04-18-07                           4.98         5,000,000(c)            4,986,888
  04-26-07                           5.07         6,000,000(c)            5,977,293
  05-02-07                           5.10        15,000,000(c)           14,930,133
  05-07-07                           5.13         7,800,000(c)            7,757,993
Gemini Securitization
  04-12-07                           4.85         3,000,000(c)            2,994,760
  05-07-07                           5.14        10,000,000(c)            9,946,042
  05-22-07                           5.18         3,000,000(c)            2,977,293
  05-30-07                           5.20         5,000,000(c)            4,956,333

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 12 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Cash Management Fund

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (CONT.)
Grampian Funding LLC
  05-11-07                           5.13%       $3,000,000(c)           $2,982,165
  06-11-07                           5.21         7,000,000(c)            6,926,850
Nelnet Student Asset Funding LLC
  04-16-07                           5.00        10,000,000               9,976,444
  04-25-07                           5.09        11,000,000              10,959,743
  05-01-07                           5.13         7,000,000               6,968,203
  05-03-07                           5.13        10,000,000               9,951,783
  05-07-07                           5.17         2,471,000               2,457,591
Nieuw Amsterdam Receivables
  04-17-07                           4.99        14,700,000(c)           14,663,383
  04-23-07                           5.08         2,101,000(c)            2,093,913
  05-04-07                           5.15         3,844,000(c)            3,824,868
Park Granada LLC
  04-02-07                           3.63        26,100,000(c)           26,092,097
  05-08-07                           5.14        12,400,000(c)           12,331,283
Park Sienna LLC
  05-04-07                           5.13         5,716,000(c)            5,687,658
  05-18-07                           5.16         8,000,000(c)            7,944,213
  06-15-07                           5.21         5,000,000(c)            4,944,900
Ranger Funding LLC
  04-16-07                           4.95         7,336,000(c)            7,318,899
Sedna Finance
  04-20-07                           5.01         4,000,000               3,988,333
  05-08-07                           5.15         3,000,000               3,000,000

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (CONT.)
Solitaire Funding LLC
  04-02-07                           3.51%       $3,522,000(c)           $3,520,971
  04-19-07                           4.97         3,000,000(c)            2,991,735
  05-04-07                           5.12         9,000,000(c)            8,955,460
  06-01-07                           5.20         5,000,000(c)            4,954,878
Thunder Bay Funding LLC
  04-16-07                           4.95        21,131,000(c)           21,081,694
White Pine Finance LLC
  04-11-07                           4.85        24,000,000              23,961,300
  04-27-07                           5.10         5,500,000               5,478,282
                                                                    ---------------
Total                                                                   701,464,088
-----------------------------------------------------------------------------------

BANKING (6.0%)
Bank of America
  05-03-07                           5.11         5,000,000               4,975,983
  05-17-07                           5.16        20,400,000              20,260,575
  05-21-07                           5.16        11,400,000              11,315,616
Danske Bank
  04-10-07                           4.76         5,156,000(c)            5,148,509
Irish Life & Permanent
  04-04-07                           4.35         5,000,000(c)            4,996,981
UBS Stamford
  11-28-07                           5.30         8,000,000               8,000,000
Westpac Banking
  05-01-07                           5.06        12,000,000(c)           11,946,267
                                                                    ---------------
Total                                                                    66,643,931
-----------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)

BROKERAGE (3.2%)
Morgan Stanley
  04-23-07                           5.04%      $10,000,000              $9,966,522
  05-04-07                           5.10         5,000,000               4,975,350
  05-25-07                           5.16        15,000,000              14,880,604
  06-04-07                           5.16         5,400,000               5,349,398
                                                                    ---------------
Total                                                                    35,171,874
-----------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (1.3%)
General Electric Capital
  06-11-07                           5.15         3,900,000               3,859,674
General Electric Capital Services
  04-05-07                           4.34        10,000,000               9,992,764
                                                                    ---------------
Total                                                                    13,852,438
-----------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $817,132,331)                                                   $817,132,331
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,119,524,910)(d)                                            $1,119,524,910
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2007. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $405,878,418 or 36.7% of net assets.

(d) Also represents the cost of securities for federal income tax purposes at March 31, 2007.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 13 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Core Bond Fund
MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (94.2%)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT             VALUE(A)
SOVEREIGN (0.1%)
United Mexican States
  09-27-34                6.75%        $85,000(c)          $92,693
------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (25.4%)
Federal Farm Credit Bank
  10-10-08                4.25         225,000             222,951
Federal Home Loan Bank
  01-18-08                4.63         580,000             577,576
  02-13-08                5.25         375,000             375,399
Federal Home Loan Mtge Corp
  08-17-07                4.00         220,000             218,975
  10-15-08                5.13          85,000              85,280
  03-15-09                5.75         120,000             121,915
  07-12-10                4.13         197,000             192,966
Federal Natl Mtge Assn
  09-15-07                4.25         675,000             672,044
  01-15-08                4.63       1,200,000           1,194,477
  06-15-08                5.25           5,000               5,013
  10-15-08                4.50         585,000             581,753
  02-16-12                5.00       3,305,000           3,324,992
U.S. Treasury
  09-30-07                4.00       1,215,000(j)        1,208,878
  11-30-07                4.25         810,000             806,076
  01-31-09                4.88         290,000             291,144
  02-15-10                4.75         800,000             804,562
  02-29-12                4.63       3,920,000           3,934,547
  02-15-17                4.63       2,160,000           2,155,613
  11-15-18                9.00         140,000(j)          192,369
  02-15-26                6.00       1,668,000           1,885,230
                                                       -----------
Total                                                   18,851,760
------------------------------------------------------------------

ASSET-BACKED (2.2%)
Capital Auto Receivables Asset Trust
 Series 2004-1 Cl CTFS
  09-15-10                2.84          50,000              49,537
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                5.43         200,000(d,i)        200,000
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
  02-25-36                4.91          30,000              29,312
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
  07-25-36                5.58          56,414(i)           56,414
Drive Auto Receivables Trust
 Series 2006-2 Cl A2 (MBIA)
  07-15-11                5.30         150,000(d,e)        150,482
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                5.78         225,000(d,e)        228,897
Franklin Auto Trust
 Series 2004-1 Cl A3 (MBIA)
  03-15-12                4.15          25,000(e)           24,789

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
ASSET-BACKED (CONT.)
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
  08-25-11                5.89%       $200,000(g)          $45,461
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                0.00         300,000(g)           85,947
Popular ABS Mtge Pass-Through Trust
 Series 2005-A Cl AF2
  06-25-35                4.49          55,000              54,396
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                5.57          90,000              89,699
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                5.46         190,000(i)          189,970
Residential Asset Securities
 Series 2007-KS3 Cl AI2
  04-25-37                5.50         350,000(i)          350,101
SBA CMBS Trust
 Series 2006-1A Cl B
  11-15-36                5.45         100,000(d)          100,705
WFS Financial Owner Trust
 Series 2004-1 Cl D
  08-22-11                3.17          16,138              16,053
                                                       -----------
Total                                                    1,671,763
------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (10.0%)(F)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                5.04          75,000              74,851
Banc of America Commercial Mtge
 Series 2005-4 Cl ASB
  07-10-45                4.87         100,000              98,286
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                5.45         150,000             151,178
Banc of America Large Loan
 Series 2006-LAQ Cl E
  02-09-21                5.70          75,000(d,i)         75,160
Banc of America Large Loan
 Series 2006-LAQ Cl F
  02-09-21                5.76          75,000(d,i)         75,160
Banc of America Large Loan
 Series 2006-LAQ Cl G
  02-09-21                5.85          50,000(d,i)         50,026
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
  07-11-42                4.57         100,000              97,844
Bear Stearns Commercial Mtge Securities
 Series 2006-PW14 Cl A4
  12-11-38                5.20         125,000             123,760

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A1
  05-15-19                5.25%       $130,418            $130,797
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
  11-15-30                5.68         225,000             229,613
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                4.15          68,475(d)           67,473
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                5.40          50,000              50,153
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
  06-15-31                7.03         201,194             207,123
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                5.63          50,000(d,i)         50,246
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                5.85         100,000             102,443
Credit Suisse Mtge Capital Ctfs
 Series 2006-C4 Cl A3
  09-15-39                5.47         200,000             200,969
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
  12-15-35                6.18         175,000             181,256
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                4.60          75,000              72,628
Federal Natl Mtge Assn #386768
  01-01-11                4.23          95,313              92,701
Federal Natl Mtge Assn #555806
  10-01-13                5.09         170,554             170,961
Federal Natl Mtge Assn #735029
  09-01-13                5.28         144,596             145,510
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2002-M2 Cl C
  08-25-12                4.72          93,251              91,802
GE Capital Commercial Mtge
 Series 2004-C2 Cl A2
  03-10-40                4.12          50,000              48,744
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
  06-10-48                4.77         100,000              96,616
General Electric Capital Assurance
 Series 2003-1 Cl A3
  05-12-35                4.77         175,000(d)          173,496
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                4.88          50,000              49,597
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                4.96          75,000              74,512

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 14 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Core Bond Fund

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
GS Mtge Securities II
Series 2006-GG6 Cl A4
  04-10-38                5.55%       $125,000            $126,744
JPMorgan Chase Commercial Mtge Securities
 Series 2002-CIB5 Cl A1
  10-12-37                4.37          97,900              96,458
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A2
  07-12-37                5.26         150,000             150,155
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                4.13          91,778              89,239
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                3.97          40,466              39,507
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                4.77         150,000             146,430
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
  05-15-41                5.26         100,000             100,031
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
  01-12-37                4.18          50,000              48,880
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                4.48         222,903             218,213
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP2 Cl A1
  07-15-42                4.33         152,003             150,019
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A1
  12-15-44                5.04         279,473             278,424
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                5.48         100,000             100,722
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                5.49         125,000             126,409
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A4
  09-15-26                4.56          60,000              59,049
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                3.97          50,000              47,729
LB-UBS Commercial Mtge Trust
 Series 2004-C8 Cl A2
  12-15-29                4.20          75,000              73,439
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                4.93         175,000             172,799
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                6.07         200,000             207,621
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                5.42         125,000             125,533
Morgan Stanley Capital I
 Series 2003-IQ4 Cl A1
  05-15-40                3.27          58,060              56,069

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                4.34%        $75,000             $73,724
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                4.59          75,000              73,225
Morgan Stanley Capital I
 Series 2005-T19 Cl AAB
  06-12-47                4.85         175,000             172,127
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                5.97          75,000              77,544
Morgan Stanley Capital I
 Series 2006-XLF Cl A2
  07-15-19                5.45         150,000(d,i)        150,034
Morgan Stanley Dean Witter Capital I
 Series 2002-TOP7 Cl A2
  01-15-39                5.98         225,000             232,766
Nomura Asset Securities
 Series 1998-D6 Cl A3
  03-15-30                7.24         150,000             165,568
Prudential Commercial Mtge Trust
 Series 2003-PWR1 Cl A1
  02-11-36                3.67         206,160             199,226
Wachovia Bank Commercial Mtge Trust
 Series 2003-C4 Cl A2
  04-15-35                4.57         225,000             220,166
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                5.08         325,000(d)          321,547
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                4.94         100,000              97,416
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                5.09         100,000              99,564
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
  07-15-45                5.76          75,000              76,977
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                5.73         100,000             102,316
                                                       -----------
Total                                                    7,458,575
------------------------------------------------------------------

MORTGAGE-BACKED (40.0%)(F)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                5.69         149,967(h)          151,061
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                5.96         182,524(h)          183,068
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                6.20         197,000(h)          201,031

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
  03-25-47                5.49%       $300,000(h)         $299,511
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
  05-25-47                5.51         400,000(h)          399,892
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                4.75          63,577              61,690
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                6.00         487,522             487,325
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
  02-20-36                5.90         119,073(h)          119,719
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
  08-25-35                5.09         150,000(d,h)        146,874
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  05-25-37               11.50         150,000(g)           24,422
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
  07-25-18                4.75          34,574              33,548
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                5.50         109,795             110,214
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
  11-25-35                5.50         113,604             114,036
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                5.50         221,293             223,019
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                7.50          83,026              86,535
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
  02-25-36                5.50          79,062              79,409
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                6.00         190,000             192,773

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 15 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Core Bond Fund

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-2CB Cl A11
  03-25-36                6.00%       $207,306            $208,113
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
  11-25-36                6.00         350,000             355,394
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
  02-25-37                6.00         339,299             342,210
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB1 Cl 6A1
  03-25-35                5.16         273,259(h)          271,763
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                7.00         112,600(d)          117,758
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                5.37         117,198(h)          117,564
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                6.38         938,215(g)           10,555
Federal Home Loan Mtge Corp
  04-01-37                6.00       1,600,000(b)        1,612,499
Federal Home Loan Mtge Corp #1G2496
  09-01-36                6.20         188,760(h)          191,110
Federal Home Loan Mtge Corp #1J1445
  01-01-37                5.92         397,051(h)          400,057
Federal Home Loan Mtge Corp #B11452
  12-01-18                6.00         144,306             146,761
Federal Home Loan Mtge Corp #B11835
  01-01-19                5.50         114,998             115,493
Federal Home Loan Mtge Corp #B12280
  02-01-19                5.50         136,144             136,730
Federal Home Loan Mtge Corp #C46101
  08-01-29                6.50         278,801             287,579
Federal Home Loan Mtge Corp #C90613
  01-01-23                5.00          51,559              50,355
Federal Home Loan Mtge Corp #C90683
  06-01-23                5.00         101,337              98,971
Federal Home Loan Mtge Corp #C90767
  12-01-23                6.00          46,840              47,628
Federal Home Loan Mtge Corp #D96348
  10-01-23                5.50         147,125             146,720
Federal Home Loan Mtge Corp #G01410
  04-01-32                7.00          79,801              82,804
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                8.58         117,545(g)           27,400

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
  07-15-17               15.20%       $203,587(g)          $18,763
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
  01-15-18                6.50          52,022              53,571
Federal Natl Mtge Assn
  04-01-22                5.00         550,000(b)          542,266
  04-01-22                5.50       1,865,000(b)        1,869,081
  04-01-37                5.50         450,000(b)          445,219
  04-01-37                6.00         500,000(b)          503,595
  04-01-37                6.50         500,000(b)          510,000
Federal Natl Mtge Assn #252440
  05-01-29                7.00         141,351             147,321
Federal Natl Mtge Assn #254560
  11-01-32                5.00          20,954              20,305
Federal Natl Mtge Assn #255364
  09-01-34                6.00         524,694             529,983
Federal Natl Mtge Assn #255788
  06-01-15                5.50         316,070             317,802
Federal Natl Mtge Assn #323715
  05-01-29                6.00          73,492              74,613
Federal Natl Mtge Assn #545869
  07-01-32                6.50          44,269              45,641
Federal Natl Mtge Assn #545874
  08-01-32                6.50         127,432             131,409
Federal Natl Mtge Assn #555340
  04-01-33                5.50         143,381             142,401
Federal Natl Mtge Assn #555528
  04-01-33                6.00         433,763             439,218
Federal Natl Mtge Assn #615135
  11-01-16                6.00         168,212             171,238
Federal Natl Mtge Assn #645569
  06-01-32                7.00         373,183             388,885
Federal Natl Mtge Assn #650009
  09-01-31                7.50          16,551              17,356
Federal Natl Mtge Assn #667604
  10-01-32                5.50         179,747             178,297
Federal Natl Mtge Assn #677089
  01-01-33                5.50         164,234             162,909
Federal Natl Mtge Assn #677695
  02-01-33                6.50         281,873             289,661
Federal Natl Mtge Assn #683116
  02-01-33                6.00         284,738             288,319
Federal Natl Mtge Assn #704610
  06-01-33                5.50         170,090             168,696
Federal Natl Mtge Assn #720378
  06-01-18                4.50          59,253              57,521
Federal Natl Mtge Assn #724867
  06-01-18                5.00         104,363             103,251
Federal Natl Mtge Assn #725232
  03-01-34                5.00         395,345             382,971
Federal Natl Mtge Assn #725284
  11-01-18                7.00          30,233              31,188
Federal Natl Mtge Assn #725424
  04-01-34                5.50       2,056,478           2,039,626

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725425
  04-01-34                5.50%       $427,582            $424,100
Federal Natl Mtge Assn #725431
  08-01-15                5.50          83,968              84,513
Federal Natl Mtge Assn #725719
  07-01-33                4.84          75,000(h)           73,606
Federal Natl Mtge Assn #725737
  08-01-34                4.54          79,598(h)           79,261
Federal Natl Mtge Assn #725773
  09-01-34                5.50         544,389             539,613
Federal Natl Mtge Assn #735212
  12-01-34                5.00         543,605             526,150
Federal Natl Mtge Assn #735949
  10-01-35                4.99         242,951(h)          242,841
Federal Natl Mtge Assn #743455
  10-01-18                5.50         181,240             182,119
Federal Natl Mtge Assn #743579
  11-01-33                5.50         100,283              99,461
Federal Natl Mtge Assn #747784
  10-01-18                4.50         203,176             197,237
Federal Natl Mtge Assn #749745
  11-01-18                4.50         269,989             262,097
Federal Natl Mtge Assn #753074
  12-01-28                5.50         135,715             135,052
Federal Natl Mtge Assn #759330
  01-01-19                6.50         120,467             123,353
Federal Natl Mtge Assn #759342
  01-01-34                6.50          98,838             102,261
Federal Natl Mtge Assn #761031
  01-01-34                5.00         170,551             165,209
Federal Natl Mtge Assn #763754
  02-01-29                5.50         149,372             148,545
Federal Natl Mtge Assn #763798
  03-01-34                5.50         238,456             236,581
Federal Natl Mtge Assn #765760
  02-01-19                5.00         130,147             128,692
Federal Natl Mtge Assn #785506
  06-01-34                5.00         685,951             663,925
Federal Natl Mtge Assn #791447
  10-01-34                6.00         320,148             323,375
Federal Natl Mtge Assn #815264
  05-01-35                5.22         310,124(h)          309,648
Federal Natl Mtge Assn #829227
  08-01-35                6.00         390,514             393,682
Federal Natl Mtge Assn #844257
  11-01-35                5.07         248,056(h)          248,906
Federal Natl Mtge Assn #845070
  12-01-35                5.09         132,168(h)          132,105
Federal Natl Mtge Assn #850855
  12-01-35                5.01         216,934(h)          216,113
Federal Natl Mtge Assn #872916
  06-01-36                6.50         281,768             289,760
Federal Natl Mtge Assn #878661
  02-01-36                5.50         396,524             390,501
Federal Natl Mtge Assn #881629
  02-01-36                5.50         385,006             379,158
Federal Natl Mtge Assn #886291
  07-01-36                7.00         186,262             193,415
Federal Natl Mtge Assn #886461
  08-01-36                6.19         184,242(h)          187,822

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 16 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Core Bond Fund

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #900197
  10-01-36                5.95%       $216,108(h)         $219,522
Federal Natl Mtge Assn #901922
  10-01-36                5.79         223,812(h)          226,169
Federal Natl Mtge Assn #909471
  02-01-37                5.55         324,331(h)          326,058
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-01-36                8.33         495,209(g)          115,402
Govt Natl Mtge Assn #3920
  11-20-36                6.00         492,134             497,943
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
  01-19-36                5.66         144,360(h)          144,524
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
  08-21-36                5.57         367,338(h)          368,011
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-10 Cl N1
  11-19-36                6.41          54,184(d)           54,150
IndyMac Index Nim
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl N1
  06-25-46                6.65          46,612(d)           46,437
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                5.00          98,824              96,787
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
  05-25-34                6.00          76,373              75,771
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
  08-25-19                5.00          43,500              42,342
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  09-25-19                5.00          66,410              64,678
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
  04-25-35                5.50         300,000             292,482
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
  03-25-36                6.00         150,439             152,630
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                5.50         222,211             218,159

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Washington Mutual
 Collateralized Mtge Obligation
 Series 2003-AR10 Cl A7
  10-25-33                4.06%       $125,000(h)         $124,276
Washington Mutual
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                4.50         205,208             195,540
Washington Mutual
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                5.30         110,424(h)          110,207
Washington Mutual
 Collateralized Mtge Obligation
 Series 2005-AR17 Cl A1C1
  12-25-45                5.51           8,834(h)            8,835
Washington Mutual
 Collateralized Mtge Obligation
 Series 2005-AR8 Cl 2AB1
  07-25-45                5.57          90,569(h)           90,610
Washington Mutual
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
  09-25-36                5.96         127,263(h)          128,108
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                5.00         288,070             278,762
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                5.50         184,269             181,246
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                6.03         121,378(h)          122,396
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                5.11         255,938(h)          254,247
                                                       -----------
Total                                                   29,667,090
------------------------------------------------------------------

BANKING (2.5%)
Bank of America
 Sub Nts
  03-15-17                5.30         635,000             624,541
Citigroup
 Sub Nts
  02-15-17                5.50         385,000             382,991
  08-25-36                6.13         165,000             167,591
Popular North America
 Sr Nts
  10-01-08                3.88         695,000             681,296
                                                       -----------
Total                                                    1,856,419
------------------------------------------------------------------

BROKERAGE (1.6%)
Lehman Brothers Holdings
 Sr Nts
  02-06-12                5.25         415,000             414,214

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
BROKERAGE (CONT.)
Lehman Brothers Holdings
 Sub Nts
  01-03-17                5.75%        $45,000             $45,093
Merrill Lynch & Co
 Sub Nts
  01-29-37                6.11         110,000             106,641
Morgan Stanley
  01-09-17                5.45         610,000             599,967
                                                       -----------
Total                                                    1,165,915
------------------------------------------------------------------

ELECTRIC (3.2%)
Cleveland Electric Illuminating
 Sr Unsecured
  12-15-36                5.95          40,000              38,120
Commonwealth Edison
 1st Mtge
  04-15-15                4.70         175,000             160,143
Consumers Energy
 1st Mtge
  02-15-12                5.00          70,000              69,167
Consumers Energy
 1st Mtge Series F
  05-15-10                4.00          40,000              38,597
Consumers Energy
 1st Mtge Series H
  02-17-09                4.80         300,000             297,250
Duke Energy Indiana
  10-15-35                6.12         185,000             185,219
Entergy Gulf States
 1st Mtge
  06-01-08                3.60         130,000             127,415
Exelon
  06-15-10                4.45         240,000             233,102
Florida Power
 1st Mtge
  07-15-11                6.65          45,000(j)           47,543
Indiana Michigan Power
 Sr Nts
  03-15-37                6.05         200,000             196,974
Metropolitan Edison
 Sr Nts
  03-15-10                4.45          40,000              39,099
MidAmerican Energy Holdings
  04-01-36                6.13         105,000             104,773
Northern States Power
 Sr Nts
  08-01-09                6.88         120,000             124,475
Pacific Gas & Electric
 Sr Unsub
  03-01-37                5.80         150,000             144,386
Portland General Electric
  03-15-10                7.88          70,000              75,033
Potomac Electric Power
 Secured
  06-01-35                5.40          75,000              67,777
Public Service Company of Colorado
 Sr Nts Series A
  07-15-09                6.88          70,000              72,532
TXU Electric Delivery
  09-01-22                7.00          80,000              85,702

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 17 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Core Bond Fund

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
ELECTRIC (CONT.)
TXU Electric Delivery
Secured
  01-15-15                6.38%       $165,000            $171,693
Xcel Energy
 Sr Nts
  07-01-08                3.40          90,000              88,158
                                                       -----------
Total                                                    2,367,158
------------------------------------------------------------------

FOOD AND BEVERAGE (1.2%)
Cadbury Schweppes US Finance LLC
  10-01-08                3.88         510,000(d)          499,297
Kraft Foods
 Sr Unsecured
  10-01-13                5.25         220,000             216,789
Molson Coors Capital Finance
  09-22-10                4.85         180,000(c)          177,360
                                                       -----------
Total                                                      893,446
------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
Atmos Energy
 Sr Unsub
  10-15-09                4.00          95,000              92,179
------------------------------------------------------------------

GAS PIPELINES (0.5%)
CenterPoint Energy Resources
  02-15-11                7.75          90,000              97,314
Southern Natural Gas
  04-01-17                5.90         265,000(d)          264,999
                                                       -----------
Total                                                      362,313
------------------------------------------------------------------

HEALTH CARE INSURANCE (0.1%)
CIGNA
 Sr Unsecured
  11-15-36                6.15          90,000              89,231
------------------------------------------------------------------

INDEPENDENT ENERGY (0.7%)
Anadarko Petroleum
 Sr Unsecured
  09-15-36                6.45         150,000             148,433
Apache
 Sr Unsecured
  01-15-37                6.00         140,000             139,411
Canadian Natural Resources
  02-15-37                6.50          70,000(c)           71,004
  03-15-38                6.25         145,000(c)          141,868
                                                       -----------
Total                                                      500,716
------------------------------------------------------------------

LIFE INSURANCE (0.1%)
Prudential Financial
  12-14-36                5.70         110,000             105,106
------------------------------------------------------------------

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)

MEDIA CABLE (0.1%)
Comcast
  03-15-37                6.45%        $75,000             $75,086
------------------------------------------------------------------

MEDIA NON CABLE (0.7%)
British Sky Broadcasting Group
  02-23-09                6.88         275,000(c)          282,666
News America
  12-15-35                6.40          95,000              94,494
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                6.13         135,000             135,524
                                                       -----------
Total                                                      512,684
------------------------------------------------------------------

METALS (0.1%)
Reliance Steel & Aluminum
  11-15-36                6.85          75,000(d)           74,778
------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.4%)
Countrywide Financial
 Sub Nts
  05-15-16                6.25         280,000             282,247
------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.5%)
Residential Capital LLC
  06-30-10                6.38         350,000             349,906
------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
Wyeth
  04-01-37                5.95         150,000             147,728
------------------------------------------------------------------

RAILROADS (0.8%)
Burlington Northern Sante Fe
  01-15-15                4.88         275,000             259,230
  08-15-36                6.20          65,000              63,703
CSX
  08-01-13                5.50         155,000             153,923
CSX
 Sr Unsecured
  03-15-11                6.75          70,000              73,116
CSX
 Sr Unsub
  10-01-36                6.00          55,000              52,448
                                                       -----------
Total                                                      602,420
------------------------------------------------------------------

RETAILERS (0.9%)
Federated Retail Holdings
  03-15-12                5.35         105,000             104,672
  03-15-37                6.38          35,000              34,020

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
RETAILERS (CONT.)
Home Depot
 Sr Unsecured
  12-16-36                5.88%       $310,000            $295,562
May Department Stores
  07-15-09                4.80         275,000             272,256
                                                       -----------
Total                                                      706,510
------------------------------------------------------------------

WIRELESS (--%)
Vodafone Group
  02-27-37                6.15          35,000(c)           33,788
------------------------------------------------------------------

WIRELINES (2.8%)
AT&T
 Sr Nts
  05-15-36                6.80         290,000             309,166
Telecom Italia Capital
  11-15-33                6.38         240,000(c)          226,358
Telefonica Europe
  09-15-10                7.75         270,000(c)          290,942
TELUS
  06-01-11                8.00         585,000(c)          640,707
Verizon New York
 Series A
  04-01-12                6.88         355,000             374,646
Verizon Pennsylvania
 Series A
  11-15-11                5.65         260,000             263,224
                                                       -----------
Total                                                    2,105,043
------------------------------------------------------------------

TOTAL BONDS
(Cost: $70,317,638)                                    $70,064,554
------------------------------------------------------------------

MONEY MARKET FUND (13.1%)
                         SHARES                VALUE(A)
RiverSource
 Short-Term Cash Fund    9,757,335(k)        $9,757,335
-------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $9,757,335)                           $9,757,335
-------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $80,074,973)(l)                      $79,821,889
=======================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b) At March 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $5,506,609.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2007, the value of foreign securities represented 2.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $2,847,519 or 3.8% of net assets.

--------------------------------------------------------------------------------

 18 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Core Bond Fund

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
MBIA   -- MBIA Insurance Corporation

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2007.

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2007.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2007.

(j) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Long Bond, June 2007, 20-year                                     $1,200,000
U.S. Treasury Note, June 2007, 10-year                                  1,400,000
SALE CONTRACTS
U.S. Treasury Note, June 2007, 2-year                                   1,000,000
U.S. Treasury Note, June 2007, 5-year                                   1,100,000

(k) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(l) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $80,075,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $ 186,000
Unrealized depreciation                                               (439,000)
------------------------------------------------------------------------------
Net unrealized depreciation                                          $(253,000)
------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 19 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Diversified Bond Fund
MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (90.8%)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
SOVEREIGN (0.1%)
United Mexican States
  09-27-34                6.75%     $2,645,000(c)       $2,884,373
------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (15.6%)
Federal Farm Credit Bank
  10-10-08                4.25       7,115,000           7,050,197
Federal Home Loan Bank
  01-18-08                4.63      17,110,000          17,038,480
  02-08-08                4.63      16,985,000          16,914,954
  02-13-08                5.25      22,300,000          22,323,750
  06-18-08                5.13      21,590,000          21,621,262
Federal Home Loan Mtge Corp
  08-17-07                4.00       1,340,000           1,333,760
  10-15-08                5.13      10,505,000          10,539,635
  03-15-09                5.75       4,940,000           5,018,842
  07-12-10                4.13       2,480,000           2,429,215
Federal Natl Mtge Assn
  09-15-07                4.25      21,845,000          21,749,319
  01-15-08                4.63      36,450,000          36,282,228
  10-15-08                4.50       8,050,000           8,005,323
  02-16-12                5.00      83,125,000          83,627,822
U.S. Treasury
  06-30-07                3.63       7,900,000(k)        7,871,916
  11-30-07                4.25       3,645,000(k)        3,627,344
  01-31-09                4.88       1,245,000           1,249,912
  02-15-10                4.75       2,750,000(k)        2,765,683
  02-29-12                4.63      69,100,000(g)       69,356,429
  02-15-17                4.63      78,250,000(g)       78,091,073
  02-15-26                6.00      50,860,000(k)       57,483,701
                                                       -----------
Total                                                  474,380,845
------------------------------------------------------------------

ASSET-BACKED (2.2%)
Capital Auto Receivables Asset Trust
 Series 2004-1 Cl CTFS
  09-15-10                2.84       2,000,000           1,981,480
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                5.43       7,475,000(b,d)      7,475,000
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                6.15       1,975,000(d)        2,007,094
Citibank Credit Card Issuance Trust
 Series 2003-A3 Cl A3
  03-10-10                3.10         300,000             294,228
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
  07-25-08                5.62       9,725,000(l)        1,219,424
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
  02-25-36                4.91       1,020,000             996,620
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
  07-25-36                5.58       1,780,182(b)        1,780,173

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
ASSET-BACKED (CONT.)
Drive Auto Receivables Trust
 Series 2006-2 Cl A2 (MBIA)
  07-15-11                5.30%     $5,725,000(d,n)     $5,743,377
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                5.78       6,775,000(d,n)      6,892,329
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                2.85       1,800,000(d,n)      1,764,202
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
  08-25-11                5.89       6,200,000(l)        1,409,297
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                0.00      11,400,000(l)        3,265,986
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-4 Cl AIO
  02-27-12                5.45      11,633,000(l)        3,103,917
Popular ABS Mtge Pass-Through Trust
 Series 2005-A Cl AF2
  06-25-35                4.49       1,815,000           1,795,076
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                5.57       2,755,000           2,745,771
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                5.46       5,955,000(b)        5,954,071
Residential Asset Securities
 Series 2007-KS3 Cl AI2
  04-25-37                5.50      14,600,000(b)       14,604,235
SBA CMBS Trust
 Series 2006-1A Cl B
  11-15-36                5.45       3,750,000(d)        3,776,441
                                                       -----------
Total                                                   66,808,721
------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (10.1%)(F)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                5.04       2,250,000           2,245,523
Banc of America Commercial Mtge
 Series 2005-4 Cl ASB
  07-10-45                4.87       3,225,000           3,169,726
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                5.45       6,175,000           6,223,507
Banc of America Large Loan
 Series 2006-LAQ Cl E
  02-09-21                5.70       2,175,000(b,d)      2,179,639

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Banc of America Large Loan
 Series 2006-LAQ Cl F
  02-09-21                5.76%     $2,425,000(b,d)     $2,430,168
Banc of America Large Loan
 Series 2006-LAQ Cl G
  02-09-21                5.85       1,700,000(b,d)      1,700,892
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
  03-13-40                4.00         283,298             275,198
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
  07-11-42                4.57       1,790,000           1,751,412
Bear Stearns Commercial Mtge Securities
 Series 2006-PW14 Cl A4
  12-11-38                5.20       4,675,000           4,628,624
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
  11-15-30                5.68      17,400,000          17,756,709
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                4.15       2,738,979(d)        2,698,934
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                5.40       1,750,000           1,755,355
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
  06-15-31                7.03       8,405,433           8,653,140
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                5.63       1,425,000(b,d)      1,432,001
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                5.85       6,700,000           6,863,702
Credit Suisse Mtge Capital Ctfs
 Series 2006-C4 Cl A3
  09-15-39                5.47      10,000,000          10,048,453
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
  12-15-35                6.18      11,825,000          12,247,705
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                4.60       2,825,000           2,735,637
Federal Natl Mtge Assn #385683
  02-01-13                4.83       3,056,522           3,021,881
Federal Natl Mtge Assn #555806
  10-01-13                5.09         897,652             899,792
Federal Natl Mtge Assn #735390
  03-01-16                4.81       4,038,619           3,988,984
GE Capital Commercial Mtge
 Series 2004-C2 Cl A2
  03-10-40                4.12       5,150,000           5,020,632
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
  06-10-48                4.77       2,200,000           2,125,562

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007  20

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
General Electric Capital Assurance
Series 2003-1 Cl A3
  05-12-35                4.77%     $5,625,000(d)       $5,576,670
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                4.88       1,625,000           1,611,899
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                4.96       3,000,000           2,980,464
GS Mtge Securities II
 Series 2006-GG6 Cl A4
  04-10-38                5.55       4,975,000           5,044,396
JPMorgan Chase Commercial Mtge Securities
 Series 2002-CIB5 Cl A1
  10-12-37                4.37      11,199,697          11,034,831
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A2
  07-12-37                5.26       5,975,000           5,981,177
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                4.13       1,835,552           1,784,784
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                3.97       1,699,574           1,659,270
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                4.77       5,425,000           5,295,898
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
  05-15-41                5.26       1,000,000           1,000,312
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
  01-12-37                4.18       1,950,000           1,906,330
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                4.48       9,451,106           9,252,220
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP2 Cl A1
  07-15-42                4.33       3,161,652           3,120,393
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A1
  12-15-44                5.04      12,189,683          12,143,948
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                5.48       5,675,000           5,715,987
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                5.49       4,425,000           4,474,895
LB-UBS Commercial Mtge Trust
 Series 2002-C2 Cl A3
  06-15-26                5.39       3,590,000           3,619,974
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A5
  09-15-31                4.85       3,000,000           2,959,703
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                3.97       2,200,000           2,100,054
LB-UBS Commercial Mtge Trust
 Series 2004-C8 Cl A2
  12-15-29                4.20       3,700,000           3,622,966

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                4.93%     $5,775,000          $5,702,351
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                6.07       6,725,000           6,981,254
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                5.42       5,075,000           5,096,644
Morgan Stanley Capital I
 Series 2003-IQ4 Cl A1
  05-15-40                3.27       2,603,886           2,514,604
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                4.34       2,625,000           2,580,336
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                4.59       2,400,000           2,343,192
Morgan Stanley Capital I
 Series 2005-T19 Cl AAB
  06-12-47                4.85       6,025,000           5,926,083
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                5.97       5,500,000           5,686,586
Morgan Stanley Capital I
 Series 2006-XLF Cl A2
  07-15-19                5.45       5,000,000(b,d)      5,001,130
Morgan Stanley Dean Witter Capital I
 Series 2002-TOP7 Cl A2
  01-15-39                5.98      10,810,000          11,183,117
Nomura Asset Securities
 Series 1998-D6 Cl A3
  03-15-30                7.24      16,965,000          18,725,783
Prudential Commercial Mtge Trust
 Series 2003-PWR1 Cl A1
  02-11-36                3.67       2,061,604           1,992,258
Wachovia Bank Commercial Mtge Trust
 Series 2003-C4 Cl A2
  04-15-35                4.57      11,250,000          11,008,294
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                5.08      12,800,000(d)       12,664,027
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                4.94       2,900,000           2,825,061
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                5.09       2,975,000           2,962,029
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
  07-15-45                5.76       4,300,000           4,413,320
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                5.73       6,000,000           6,138,958
                                                       -----------
Total                                                  308,484,374
------------------------------------------------------------------

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)

MORTGAGE-BACKED (43.1%)(F,O)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                5.69%     $4,948,906(m)       $4,985,008
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                5.96       6,023,306(m)        6,041,255
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                6.20       8,003,125(m)        8,166,869
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
  03-25-47                5.49      13,062,000(m)       13,040,723
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
  05-25-37                5.51      16,875,000(m)       16,870,444
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
  01-25-34                6.00       2,668,234           2,656,921
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                4.75       1,986,791           1,927,809
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-3 Cl 1A1
  04-25-34                6.00       4,835,729           4,841,019
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                6.00      29,105,064          29,093,273
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
  11-25-46                7.25       1,177,103(d)        1,166,803
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
  02-20-36                5.90       4,048,473(m)        4,070,456
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
  08-25-35                5.09       5,650,000(d,m)      5,532,269
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  05-25-37               11.50       7,550,000(l)        1,229,234
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
  07-25-18                4.75       1,875,650           1,819,968

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007  21

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2005-14 Cl 2A2
  05-25-35                5.57%     $7,336,082(b)       $7,338,256
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                5.50       3,468,712           3,481,940
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
  11-25-35                5.50       3,537,934           3,551,409
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                5.50       6,759,478           6,812,210
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                7.50       2,885,976           3,007,963
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
  02-25-36                5.50       2,484,217           2,495,116
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                6.00       7,000,000           7,102,166
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                6.00       6,219,171           6,243,397
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
  11-25-36                6.00      13,075,000          13,276,486
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
  02-25-37                6.00      18,273,667          18,430,455
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                7.00       3,651,905(d)        3,819,171
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                5.37       3,418,269(m)        3,428,934
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB5 Cl 2A2
  09-20-36                5.92       9,623,549(m)        9,725,174
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2003-29 Cl 8A1
  11-25-18                6.00       1,955,818           1,962,887
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  12-25-34                6.00      18,414,502          18,401,479

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Deutsche Bank Alternative Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl A3
  02-25-37                5.41%     $7,224,825(b)       $7,228,510
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                6.38      29,442,086(l)          331,223
Federal Home Loan Mtge Corp
  04-01-37                6.00      52,400,000(e)       52,809,348
Federal Home Loan Mtge Corp #1G2496
  09-01-36                6.20       7,149,286(m)        7,238,295
Federal Home Loan Mtge Corp #1J1445
  01-01-37                5.92      20,078,403(m)       20,230,427
Federal Home Loan Mtge Corp #1J1536
  03-01-37                5.53       4,010,544(m)        4,027,007
Federal Home Loan Mtge Corp #A27373
  10-01-34                6.50         634,965             650,546
Federal Home Loan Mtge Corp #B11452
  12-01-18                6.00       1,416,933           1,441,045
Federal Home Loan Mtge Corp #C00356
  08-01-24                8.00         109,590             116,278
Federal Home Loan Mtge Corp #C14412
  09-01-28                6.00       1,306,670           1,327,228
Federal Home Loan Mtge Corp #C53878
  12-01-30                5.50       1,022,002           1,016,340
Federal Home Loan Mtge Corp #C59161
  10-01-31                6.00       2,861,689           2,902,365
Federal Home Loan Mtge Corp #C79930
  06-01-33                5.50       2,651,549           2,629,935
Federal Home Loan Mtge Corp #C80198
  08-01-24                8.00          62,086              65,874
Federal Home Loan Mtge Corp #C80253
  01-01-25                9.00          61,403              66,538
Federal Home Loan Mtge Corp #C90767
  12-01-23                6.00       4,168,767           4,238,862
Federal Home Loan Mtge Corp #D95319
  03-01-22                6.00         435,056             442,651
Federal Home Loan Mtge Corp #D96300
  10-01-23                5.50         341,172             340,233
Federal Home Loan Mtge Corp #E01127
  02-01-17                6.50       2,673,611           2,740,418
Federal Home Loan Mtge Corp #E01419
  05-01-18                5.50       1,477,765           1,484,463
Federal Home Loan Mtge Corp #E97591
  06-01-18                5.50         334,267             336,074
Federal Home Loan Mtge Corp #E98725
  08-01-18                5.00       4,605,803           4,555,408
Federal Home Loan Mtge Corp #E99684
  10-01-18                5.00       3,825,839           3,783,832
Federal Home Loan Mtge Corp #G01108
  04-01-30                7.00       2,125,002           2,211,353
Federal Home Loan Mtge Corp #G01427
  12-01-31                6.50         654,579             673,960
Federal Home Loan Mtge Corp #G01535
  04-01-33                6.00         538,148             548,028
Federal Home Loan Mtge Corp #G30225
  02-01-23                6.00       5,260,017           5,351,844

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                8.58%     $5,336,556(l)       $1,243,955
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
  02-15-14                0.12         783,673(l)           26,659
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22               20.00       2,559,554(l)           81,016
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 1241 Cl K
  03-15-22                7.00         713,484             713,484
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
  02-15-33                5.50       4,988,453           5,007,916
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
  01-15-18                6.50       1,898,788           1,955,342
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 50 Cl I
  06-15-20                8.00           8,871               8,817
Federal Natl Mtge Assn
  04-01-22                5.50      45,600,000(e)       45,699,772
  04-01-22                6.00      11,000,000(e)       11,178,750
  04-01-37                5.50       4,200,000(e)        4,155,375
  04-01-37                6.00      40,350,000(e)       40,640,116
  04-01-37                6.50      35,500,000(e)       36,209,999
Federal Natl Mtge Assn #125032
  11-01-21                8.00          24,480              25,839
Federal Natl Mtge Assn #125474
  02-01-27                7.50         646,357             677,969
Federal Natl Mtge Assn #190353
  08-01-34                5.00      11,937,830          11,554,514
Federal Natl Mtge Assn #190764
  09-01-07                8.50             327                 327
Federal Natl Mtge Assn #190899
  04-01-23                8.50         259,876             274,080
Federal Natl Mtge Assn #190988
  06-01-24                9.00         288,274             307,192
Federal Natl Mtge Assn #253883
  08-01-16                6.00         628,263             639,565
Federal Natl Mtge Assn #254224
  02-01-17                7.00         910,395             938,271
Federal Natl Mtge Assn #254560
  11-01-32                5.00       3,080,319           2,984,932
Federal Natl Mtge Assn #254675
  01-01-23                6.50         156,985             161,811
Federal Natl Mtge Assn #254906
  10-01-18                4.50       5,071,581           4,923,337

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007  22

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #254916
  09-01-23                5.50%     $4,173,635          $4,161,956
Federal Natl Mtge Assn #255788
  06-01-15                5.50       4,962,195           4,989,387
Federal Natl Mtge Assn #256171
  03-01-26                6.00      23,098,906          23,364,550
Federal Natl Mtge Assn #256339
  07-01-36                5.50      20,883,054          20,565,840
Federal Natl Mtge Assn #303727
  02-01-11                6.00          77,870              78,723
Federal Natl Mtge Assn #442411
  11-01-28                6.50       1,106,459           1,141,611
Federal Natl Mtge Assn #445254
  12-01-13                5.50       1,780,861           1,792,418
Federal Natl Mtge Assn #446964
  10-01-28                6.00       3,557,593           3,611,827
Federal Natl Mtge Assn #450370
  01-01-29                6.50       1,741,650           1,796,983
Federal Natl Mtge Assn #484820
  04-01-14                5.50          11,030              11,102
Federal Natl Mtge Assn #50553
  04-01-22                8.00          87,619              92,575
Federal Natl Mtge Assn #510587
  08-01-29                7.00         122,276             127,441
Federal Natl Mtge Assn #545339
  11-01-31                6.50          97,041             100,790
Federal Natl Mtge Assn #545342
  04-01-13                7.00         837,049             843,342
Federal Natl Mtge Assn #545869
  07-01-32                6.50       1,416,607           1,460,502
Federal Natl Mtge Assn #545885
  08-01-32                6.50       2,962,929           3,037,003
Federal Natl Mtge Assn #545910
  08-01-17                6.00       1,624,148           1,656,874
Federal Natl Mtge Assn #555375
  04-01-33                6.00       8,908,379           9,062,632
Federal Natl Mtge Assn #555376
  04-01-18                4.50         198,948             193,132
Federal Natl Mtge Assn #555458
  05-01-33                5.50      11,014,054          10,931,559
Federal Natl Mtge Assn #555528
  04-01-33                6.00      24,485,363          24,793,288
Federal Natl Mtge Assn #555734
  07-01-23                5.00       3,258,984           3,181,755
Federal Natl Mtge Assn #555740
  08-01-18                4.50       1,822,616           1,768,649
Federal Natl Mtge Assn #576603
  03-01-15                6.00       2,890,793           2,944,093
Federal Natl Mtge Assn #606882
  10-01-31                7.00         463,014             482,534
Federal Natl Mtge Assn #609621
  11-01-31                7.00       2,372,483           2,472,505
Federal Natl Mtge Assn #617746
  08-01-32                6.50         202,317             208,006
Federal Natl Mtge Assn #626720
  01-01-17                6.00         158,415             161,265
Federal Natl Mtge Assn #630599
  05-01-32                7.00       3,152,076           3,284,708
Federal Natl Mtge Assn #634367
  03-01-17                6.50         970,950             995,649

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #646938
  06-01-32                7.00%     $1,446,109          $1,506,958
Federal Natl Mtge Assn #647549
  08-01-17                6.00       1,389,073           1,413,812
Federal Natl Mtge Assn #650159
  10-01-32                6.50       2,357,970           2,446,713
Federal Natl Mtge Assn #652600
  02-01-18                5.50       6,079,490           6,109,421
Federal Natl Mtge Assn #667604
  10-01-32                5.50       5,837,518           5,790,429
Federal Natl Mtge Assn #667721
  03-01-33                6.00       1,906,227           1,932,624
Federal Natl Mtge Assn #667787
  02-01-18                5.50         732,617             735,957
Federal Natl Mtge Assn #669925
  09-01-17                6.50       2,232,034           2,294,528
Federal Natl Mtge Assn #670382
  09-01-32                6.00       5,701,707           5,773,412
Federal Natl Mtge Assn #670387
  08-01-32                7.00         761,093             795,070
Federal Natl Mtge Assn #672289
  12-01-17                5.50         468,427             470,879
Federal Natl Mtge Assn #678028
  09-01-17                6.00         511,491             520,600
Federal Natl Mtge Assn #683116
  02-01-33                6.00         284,738             288,319
Federal Natl Mtge Assn #684585
  02-01-33                5.50         530,519             526,352
Federal Natl Mtge Assn #684586
  03-01-33                6.00       1,650,441           1,672,839
Federal Natl Mtge Assn #684601
  03-01-33                6.00       1,172,685           1,193,796
Federal Natl Mtge Assn #687051
  01-01-33                6.00       5,518,995           5,553,892
Federal Natl Mtge Assn #687736
  02-01-33                5.50       2,645,591           2,623,912
Federal Natl Mtge Assn #688691
  03-01-33                5.50         533,922             529,547
Federal Natl Mtge Assn #689093
  07-01-28                5.50       1,489,902           1,482,631
Federal Natl Mtge Assn #694316
  03-01-18                5.50       1,691,761           1,700,420
Federal Natl Mtge Assn #694546
  03-01-33                5.50       1,740,450           1,726,188
Federal Natl Mtge Assn #694628
  04-01-33                5.50       2,297,990           2,282,226
Federal Natl Mtge Assn #694795
  04-01-33                5.50       2,861,694           2,842,134
Federal Natl Mtge Assn #694988
  03-01-33                5.50       5,769,177           5,724,329
Federal Natl Mtge Assn #695202
  03-01-33                6.50       2,039,748           2,094,549
Federal Natl Mtge Assn #695220
  04-01-33                5.50         165,981             164,621
Federal Natl Mtge Assn #705096
  06-01-18                5.00         443,886             439,123
Federal Natl Mtge Assn #709901
  06-01-18                5.00       2,736,740           2,707,377
Federal Natl Mtge Assn #711501
  05-01-33                5.50       1,490,023           1,479,724

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #720006
  07-01-33                5.50%     $3,998,649          $3,965,883
Federal Natl Mtge Assn #720378
  06-01-18                4.50       3,453,369           3,352,426
Federal Natl Mtge Assn #723687
  08-01-28                5.50       2,165,162           2,154,594
Federal Natl Mtge Assn #725232
  03-01-34                5.00      12,255,687          11,872,091
Federal Natl Mtge Assn #725284
  11-01-18                7.00          96,747              99,800
Federal Natl Mtge Assn #725424
  04-01-34                5.50      46,734,169          46,351,213
Federal Natl Mtge Assn #725425
  04-01-34                5.50      14,537,770          14,419,396
Federal Natl Mtge Assn #725684
  05-01-18                6.00       4,967,803           5,057,262
Federal Natl Mtge Assn #725719
  07-01-33                4.84       3,187,494(m)        3,128,270
Federal Natl Mtge Assn #725737
  08-01-34                4.54       2,984,938(m)        2,972,282
Federal Natl Mtge Assn #725773
  09-01-34                5.50      18,042,616          17,884,310
Federal Natl Mtge Assn #725813
  12-01-33                6.50       7,139,096           7,330,900
Federal Natl Mtge Assn #726940
  08-01-23                5.50          56,339              56,162
Federal Natl Mtge Assn #730153
  08-01-33                5.50         582,083             577,313
Federal Natl Mtge Assn #730231
  08-01-23                5.50       6,413,701           6,395,754
Federal Natl Mtge Assn #731075
  07-01-18                5.50         134,077             134,793
Federal Natl Mtge Assn #731417
  09-01-18                5.50       1,572,345           1,581,386
Federal Natl Mtge Assn #732094
  08-01-18                5.50         109,321             109,896
Federal Natl Mtge Assn #735057
  01-01-19                4.50       4,285,380           4,160,117
Federal Natl Mtge Assn #735212
  12-01-34                5.00      25,540,418          24,720,329
Federal Natl Mtge Assn #735949
  10-01-35                4.99       9,629,710(m)        9,625,323
Federal Natl Mtge Assn #737330
  09-01-18                5.50       1,291,374           1,297,723
Federal Natl Mtge Assn #742840
  10-01-18                5.50       1,199,240           1,205,125
Federal Natl Mtge Assn #743262
  10-01-18                5.00       2,688,948           2,659,455
Federal Natl Mtge Assn #743455
  10-01-18                5.50       4,366,703           4,387,870
Federal Natl Mtge Assn #745563
  08-01-34                5.50      15,116,203          14,992,336
Federal Natl Mtge Assn #747584
  11-01-28                5.50       3,921,474           3,902,334
Federal Natl Mtge Assn #753919
  12-01-33                4.95       3,307,639(m)        3,262,531
Federal Natl Mtge Assn #756844
  02-01-19                5.00       2,075,407           2,049,861
Federal Natl Mtge Assn #759342
  01-01-34                6.50         770,936             797,637

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007  23

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #761031
  01-01-34                5.00%       $454,801            $440,558
Federal Natl Mtge Assn #763703
  04-01-34                5.50      25,833,798          25,607,131
Federal Natl Mtge Assn #765758
  02-01-19                5.00       2,598,046           2,569,005
Federal Natl Mtge Assn #765760
  02-01-19                5.00         260,293             257,383
Federal Natl Mtge Assn #776962
  04-01-29                5.00       8,723,574           8,450,372
Federal Natl Mtge Assn #776987
  04-01-29                5.00         275,599             266,967
Federal Natl Mtge Assn #779676
  06-01-34                5.00      24,690,411          23,897,615
Federal Natl Mtge Assn #785738
  11-01-19                5.00       9,442,193           9,325,969
Federal Natl Mtge Assn #811114
  02-01-35                5.50      20,347,102          20,155,052
Federal Natl Mtge Assn #837258
  09-01-35                4.92       2,078,767(m)        2,061,139
Federal Natl Mtge Assn #844257
  11-01-35                5.07       9,941,314(m)        9,975,398
Federal Natl Mtge Assn #845070
  12-01-35                5.09       4,141,269(m)        4,139,287
Federal Natl Mtge Assn #850855
  12-01-35                5.01       8,181,786(m)        8,150,804
Federal Natl Mtge Assn #878661
  02-01-36                5.50      15,200,092          14,969,203
Federal Natl Mtge Assn #881629
  02-01-36                5.50      11,093,300          10,924,793
Federal Natl Mtge Assn #883201
  07-01-36                6.50       3,896,807           4,007,165
Federal Natl Mtge Assn #885871
  06-01-36                7.00       5,440,748           5,649,721
Federal Natl Mtge Assn #886404
  08-01-36                6.50      11,093,275          11,316,533
Federal Natl Mtge Assn #886461
  08-01-36                6.19       5,527,255(m)        5,634,649
Federal Natl Mtge Assn #886464
  08-01-36                6.50       5,647,047           5,760,697
Federal Natl Mtge Assn #887096
  07-01-36                5.81      12,069,932(m)       12,185,018
Federal Natl Mtge Assn #887589
  07-01-36                6.50       8,020,828           8,248,242
Federal Natl Mtge Assn #900197
  10-01-36                5.95       9,196,578(m)        9,341,884
Federal Natl Mtge Assn #901922
  10-01-36                5.79      10,739,945(m)       10,853,035
Federal Natl Mtge Assn #909471
  02-01-37                5.55       9,006,083(m)        9,054,045
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-24 CI PI
  12-25-12               20.00         421,339(l)            5,628
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 CI IM
  12-25-31               14.78       1,702,973(l)          255,374

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 CI GI
  12-25-22               12.17%     $1,609,155(l)         $206,558
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 CI 2
  01-01-36                8.33      12,785,406(l)        2,979,466
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 CI GB
  12-25-26                8.00       1,496,231           1,576,210
Govt Natl Mtge Assn #3900
  09-20-36                6.50      21,758,475          22,289,899
Govt Natl Mtge Assn #3920
  11-20-36                6.00      19,040,208          19,264,969
Govt Natl Mtge Assn #604708
  10-15-33                5.50       3,680,259           3,664,912
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-70 CI IC
  08-20-32               14.66       3,026,797(l)          501,906
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 CI CI
  01-20-32               20.00         614,652(l)           51,877
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 CI 3A1B
  01-19-36                5.66       4,491,205(m)        4,496,299
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-12 CI 2A11
  01-19-38                5.41      15,808,365(m)       15,820,635
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 CI 2A1B
  08-21-36                5.57      12,757,433(m)       12,780,798
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-10 CI N1
  11-19-36                6.41       2,052,956(d)        2,051,673
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-7A CI N1
  09-19-36                6.41         654,445(d)          653,424
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-8A CI N1
  07-21-36                6.41         596,218(d)          591,001
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 CI AX1
  04-25-35                4.50      62,006,031(l)          513,487

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-AR25 CI 1A21
  12-25-35                5.86%     $5,020,742(m)       $5,042,119
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR35 CI 2A2
  01-25-37                5.42       8,900,751(m)        8,905,735
IndyMac Index Nim
 Collateralized Mtge Obligation
 Series 2006-AR6 CI N1
  06-25-46                6.65       1,363,298(d)        1,358,186
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-2N CI A1
  02-27-46                7.00         721,712(d)          721,937
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 CI A1
  10-28-46                6.25       2,512,025(d)        2,510,063
Lehman XS Net Interest Margin Nts
 Series 2006-AR8 CI A1
  10-28-46                6.25         853,456(d)          851,056
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-2 CI 4A1
  02-25-19                5.00       3,328,823           3,260,176
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-7 CI 8A1
  08-25-19                5.00       2,238,566           2,178,998
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-8 CI 7A1
  09-25-19                5.00       3,054,835           2,975,195
Rali NIM
 Collateralized Mtge Obligation
 Series 2006-QO4 CI N1
  04-25-46                6.05         897,001(d)          893,076
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 CI 1A10
  03-25-36                6.00       4,255,271           4,317,242
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 CI 4A1
  06-25-36                5.96       7,649,416(m)        7,691,548
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H CI 1A1
  10-25-33                5.50      10,950,559          10,750,889
Washington Mutual Alternative Mtge
 Pass-Through Ctfs
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR1 CI X2
  12-25-35                7.10      26,394,875(l)          220,645

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007  24

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Washington Mutual Alternative Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-AR10 CI 1A1
  09-25-36                5.96%     $5,599,573(m)       $5,636,738
Washington Mutual
 Collateralized Mtge Obligation
 Series 2003-AR10 CI A7
  10-25-33                4.06       4,425,000(m)        4,399,366
Washington Mutual
 Collateralized Mtge Obligation
 Series 2004-CB2 CI 6A
  07-25-19                4.50       2,188,883           2,085,764
Washington Mutual
 Collateralized Mtge Obligation
 Series 2005-AR14 CI 2A1
  12-25-35                5.30       7,530,933(m)        7,516,145
Washington Mutual
 Collateralized Mtge Obligation
 Series 2005-AR17 CI A1C1
  12-25-45                5.51         274,965(m)          274,981
Washington Mutual
 Collateralized Mtge Obligation
 Series 2005-AR8 CI 2AB1
  07-25-45                5.57       2,647,633(m)        2,648,828
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 CI A1
  10-25-35                5.00       9,181,653           8,884,994
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 CI 2A1
  05-25-35                5.50       7,235,635           7,116,927
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 CI 1A1
  09-25-36                6.03       5,340,638(m)        5,385,444
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 CI 5A1
  03-25-36                5.11       9,376,625(m)        9,314,698
                                                       -----------
Total                                                1,319,242,201
------------------------------------------------------------------

AEROSPACE & DEFENSE (0.1%)
DRS Technologies
  02-01-16                6.63         660,000             666,600
L-3 Communications
  06-15-12                7.63         490,000             507,150
L-3 Communications
 Series B
  10-15-15                6.38       1,140,000           1,130,025
                                                       -----------
Total                                                    2,303,775
------------------------------------------------------------------

BANKING (3.0%)
Bank of America
 Sub Nts
  03-15-17                5.30      15,335,000          15,082,417
  10-15-36                6.00      10,000,000          10,037,400
Citigroup
 Sub Nts
  02-15-17                5.50       8,920,000           8,873,447
  08-25-36                6.13      10,565,000          10,730,881

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
BANKING (CONT.)
Manufacturers & Traders Trust
 Sub Nts
  12-01-16                5.63%     $9,040,000          $8,950,939
Natl City Bank of Cleveland
 Sub Nts
  12-15-11                6.20       3,145,000           3,273,929
Natl City Bank of Kentucky
 Sub Nts
  02-15-11                6.30       1,520,000           1,579,662
Popular North America
 Sr Nts
  10-01-08                3.88      29,185,000          28,609,559
Wachovia Bank
 Sub Nts
  02-01-37                5.85       3,715,000           3,622,567
                                                       -----------
Total                                                   90,760,801
------------------------------------------------------------------

BROKERAGE (1.8%)
LaBranche & Co
 Sr Nts
  05-15-12               11.00       1,030,000           1,122,700
Lehman Brothers Holdings
 Sr Nts
  02-06-12                5.25      17,040,000          17,007,729
Lehman Brothers Holdings
 Sub Nts
  01-03-17                5.75       2,220,000           2,224,593
Merrill Lynch & Co
 Sub Nts
  01-29-37                6.11       9,360,000           9,074,192
Morgan Stanley
  01-09-17                5.45      26,535,000          26,098,553
                                                       -----------
Total                                                   55,527,767
------------------------------------------------------------------

CHEMICALS (--%)
NewMarket
 Sr Nts
  12-15-16                7.13         820,000(d)          815,900
PQ
  02-15-13                7.50          80,000              80,800
                                                       -----------
Total                                                      896,700
------------------------------------------------------------------

CONSUMER PRODUCTS (--%)
Jarden
  05-01-17                7.50         810,000             815,063
------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (--%)
Baldor Electric
  02-15-17                8.63         170,000             179,563
------------------------------------------------------------------

ELECTRIC (3.4%)
Cleveland Electric Illuminating
 Sr Unsecured
  12-15-36                5.95       1,660,000           1,581,997
CMS Energy
 Sr Nts
  01-15-09                7.50         860,000             882,575
Commonwealth Edison
 1st Mtge
  04-15-15                4.70       7,535,000           6,895,294

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
ELECTRIC (CONT.)
Consumers Energy
 1st Mtge
  02-15-12                5.00%     $3,260,000          $3,221,219
Consumers Energy
 1st Mtge Series F
  05-15-10                4.00       2,085,000           2,011,852
Consumers Energy
 1st Mtge Series H
  02-17-09                4.80      10,810,000          10,710,936
Duke Energy Indiana
  10-15-35                6.12       7,675,000           7,684,072
Edison Mission Energy
 Sr Unsecured
  06-15-13                7.50         945,000             975,713
Entergy Gulf States
 1st Mtge
  06-01-08                3.60       5,755,000           5,640,545
Exelon
  06-15-10                4.45       9,060,000           8,799,615
Florida Power
 1st Mtge
  07-15-11                6.65       1,650,000           1,743,246
Indiana Michigan Power
 Sr Nts
  03-15-37                6.05       8,570,000           8,440,319
IPALCO Enterprises
 Secured
  11-14-08                8.38         265,000             273,613
  11-14-11                8.63       1,765,000           1,903,994
Metropolitan Edison
 Sr Nts
  03-15-10                4.45       1,915,000           1,871,884
MidAmerican Energy Holdings
  04-01-36                6.13       4,745,000(k)        4,734,741
Midwest Generation LLC
 Pass-Through Ctfs Series B
  01-02-16                8.56         107,689             117,785
Northern States Power
 Sr Nts
  08-01-09                6.88       5,240,000           5,435,410
NRG Energy
  02-01-14                7.25         575,000             589,375
  01-15-17                7.38         195,000             200,119
Pacific Gas & Electric
 Sr Unsub
  03-01-37                5.80       6,215,000           5,982,373
Portland General Electric
  03-15-10                7.88       3,100,000           3,322,887
Potomac Electric Power
 Secured
  06-01-35                5.40       3,310,000           2,991,207
Public Service Company of Colorado
 Sr Nts Series A
  07-15-09                6.88       4,295,000           4,450,372
Sierra Pacific Power
 Series M
  05-15-16                6.00       2,275,000           2,306,688
TXU Electric Delivery
  09-01-22                7.00       3,335,000           3,572,699

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007  25

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
ELECTRIC (CONT.)
TXU Electric Delivery
Secured
  01-15-15                6.38%     $7,370,000          $7,668,949
Xcel Energy
 Sr Nts
  07-01-08                3.40       1,395,000           1,366,444
                                                       -----------
Total                                                  105,375,923
------------------------------------------------------------------

ENTERTAINMENT (0.1%)
United Artists Theatre Circuit
 Pass-Through Ctfs
  07-01-15                9.30       2,291,888(j)        2,383,563
------------------------------------------------------------------

ENVIRONMENTAL (0.1%)
Allied Waste North America
  06-01-17                6.88       2,075,000           2,080,187
Allied Waste North America
 Series B
  05-15-16                7.13       1,365,000           1,388,888
                                                       -----------
Total                                                    3,469,075
------------------------------------------------------------------

FOOD AND BEVERAGE (1.3%)
Aramark
 Sr Nts
  02-01-15                8.86         130,000(b,d,k)      133,738
Cadbury Schweppes US Finance LLC
  10-01-08                3.88      21,005,000(d)       20,564,210
Constellation Brands
  09-01-16                7.25         935,000             946,688
Cott Beverages USA
  12-15-11                8.00       2,005,000(k)        2,045,100
Kraft Foods
 Sr Unsecured
  10-01-13                5.25       9,335,000           9,198,746
Molson Coors Capital Finance
  09-22-10                4.85       8,040,000(c)        7,922,077
                                                       -----------
Total                                                   40,810,559
------------------------------------------------------------------

GAMING (0.1%)
Majestic Star Casino LLC/Capital
  10-15-10                9.50         680,000             713,150
Mohegan Tribal Gaming Authority
 Sr Sub Nts
  04-01-12                8.00         380,000             394,250
Pokagon Gaming Authority
 Sr Nts
  06-15-14               10.38         155,000(d)          170,888
Wynn Las Vegas LLC/Capital
 1st Mtge
  12-01-14                6.63         680,000             673,200
                                                       -----------
Total                                                    1,951,488
------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
Atmos Energy
 Sr Unsub
  10-15-09                4.00       4,130,000           4,007,372
------------------------------------------------------------------

GAS PIPELINES (0.6%)
CenterPoint Energy Resources
  02-15-11                7.75       3,990,000           4,314,270

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
GAS PIPELINES (CONT.)
Colorado Interstate Gas
 Sr Nts
  11-15-15                6.80%       $645,000            $685,947
Colorado Interstate Gas
 Sr Unsecured
  03-15-15                5.95         295,000             296,842
Southern Natural Gas
  04-01-17                5.90       3,485,000(d)        3,484,976
Southern Star Central
 Sr Nts
  03-01-16                6.75       1,490,000           1,490,000
Tennessee Gas Pipeline
  04-01-37                7.63       3,300,000           3,791,614
Transcontinental Gas Pipe Line
 Series B
  08-15-11                7.00         910,000             953,225
Transcontinental Gas Pipe Line
 Sr Unsecured
  04-15-16                6.40         546,000(k)          563,063
Williams Companies
 Sr Nts
  07-15-19                7.63       2,199,000           2,391,413
                                                       -----------
Total                                                   17,971,350
------------------------------------------------------------------

HEALTH CARE (0.3%)
Community Health Systems
 Sr Unsecured
  12-15-12                6.50         860,000             885,800
Coventry Health Care
 Sr Unsecured
  03-15-17                5.95       3,825,000           3,804,455
DaVita
  03-15-13                6.63       1,370,000           1,369,999
  03-15-15                7.25         935,000             945,519
Omnicare
  12-15-13                6.75         850,000             853,188
  12-15-15                6.88         375,000             378,281
Triad Hospitals
 Sr Nts
  05-15-12                7.00         435,000             451,313
Triad Hospitals
 Sr Sub Nts
  11-15-13                7.00         550,000             574,063
                                                       -----------
Total                                                    9,262,618
------------------------------------------------------------------

HEALTH CARE INSURANCE (0.1%)
CIGNA
 Sr Unsecured
  11-15-36                6.15       3,730,000           3,698,146
------------------------------------------------------------------

INDEPENDENT ENERGY (1.0%)
Anadarko Petroleum
 Sr Unsecured
  09-15-36                6.45       6,305,000           6,239,093
Apache
 Sr Unsecured
  01-15-37                6.00       6,060,000           6,034,512
Canadian Natural Resources
  02-15-37                6.50       3,035,000(c)        3,078,546
  03-15-38                6.25       6,135,000(c)        6,002,502

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
INDEPENDENT ENERGY (CONT.)
Chesapeake Energy
  01-15-16                6.63%     $3,810,000          $3,838,575
  08-15-17                6.50         620,000             612,250
  01-15-18                6.25         970,000             957,875
Denbury Resources
  04-01-13                7.50         265,000             267,650
Denbury Resources
 Sr Sub Nts
  12-15-15                7.50         165,000             166,238
Pioneer Natural Resources
  05-01-18                6.88       2,755,000           2,709,405
Pioneer Natural Resources
 Sr Unsecured
  03-15-17                6.65         880,000             869,748
Range Resources
  03-15-15                6.38         795,000             783,075
  05-15-16                7.50         160,000             164,800
                                                       -----------
Total                                                   31,724,269
------------------------------------------------------------------

LIFE INSURANCE (0.1%)
Prudential Financial
  12-14-36                5.70       4,605,000           4,400,113
------------------------------------------------------------------

MEDIA CABLE (0.2%)
Comcast
  03-15-37                6.45       3,345,000           3,348,814
EchoStar DBS
  10-01-14                6.63       1,965,000           1,977,281
Videotron Ltee
  01-15-14                6.88       1,355,000(c)        1,368,550
                                                       -----------
Total                                                    6,694,645
------------------------------------------------------------------

MEDIA NON CABLE (0.9%)
British Sky Broadcasting Group
  02-23-09                6.88      11,635,000(c)       11,959,349
Clear Channel Communications
 Sr Nts
  09-15-14                5.50       1,430,000           1,265,989
Dex Media West LLC/Finance
 Sr Unsecured
 Series B
  08-15-10                8.50         335,000             350,494
Gray Television
  12-15-11                9.25          25,000              26,156
Idearc
 Sr Nts
  11-15-16                8.00         528,000(d)          542,520
Lamar Media
  01-01-13                7.25         216,000             218,700
Lamar Media
 Series B
  08-15-15                6.63         775,000             755,625
News America
  12-15-35                6.40       4,135,000           4,112,981
Radio One
 Series B
  07-01-11                8.88         535,000             551,719
RH Donnelley
 Sr Disc Nts Series A-1
  01-15-13                6.88         670,000             651,575

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007  26

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MEDIA NON CABLE (CONT.)
RR Donnelley & Sons
Sr Unsecured
  01-15-17                6.13%     $5,675,000          $5,697,019
Sinclair Broadcast Group
  03-15-12                8.00         585,000             605,475
Sun Media
  02-15-13                7.63         800,000(c)          812,000
                                                       -----------
Total                                                   27,549,602
------------------------------------------------------------------

METALS (0.1%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                8.25         220,000             236,775
Reliance Steel & Aluminum
  11-15-36                6.85       3,255,000(d)        3,245,361
                                                       -----------
Total                                                    3,482,136
------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.4%)
Countrywide Financial
 Sub Nts
  05-15-16                6.25      11,635,000          11,728,359
------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Chart Inds
 Sr Sub Nts
  10-15-15                9.88         340,000(d)          353,600
OPTI Canada
  12-15-14                8.25       1,205,000(c,d)      1,250,188
Pride Intl
 Sr Unsecured
  07-15-14                7.38       2,420,000           2,480,500
                                                       -----------
Total                                                    4,084,288
------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.5%)
Residential Capital LLC
  06-30-10                6.38      14,755,000          14,751,031
------------------------------------------------------------------

PACKAGING (0.1%)
Greif
 Sr Nts
  02-01-17                6.75       2,505,000(d)        2,530,050
Owens-Brockway Glass Container
  05-15-13                8.25         620,000             646,350
Plastipak Holdings
 Sr Nts
  12-15-15                8.50         340,000(d)          360,400
                                                       -----------
Total                                                    3,536,800
------------------------------------------------------------------

PAPER (0.1%)
Cascades
 Sr Nts
  02-15-13                7.25          90,000(c)           90,000
Georgia-Pacific
  01-15-17                7.13       1,691,000(d)        1,695,227
NewPage
  05-01-12               10.00         310,000             339,063
Norampac
  06-01-13                6.75         150,000(c)          148,313
                                                       -----------
Total                                                    2,272,603
------------------------------------------------------------------

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)

PHARMACEUTICALS (0.2%)
Wyeth
  04-01-37                5.95%     $6,450,000          $6,352,289
------------------------------------------------------------------

RAILROADS (0.8%)
Burlington Northern Sante Fe
  01-15-15                4.88      12,090,000          11,396,698
  08-15-36                6.20       2,490,000           2,440,325
CSX
  08-01-13                5.50       6,425,000           6,380,359
CSX
 Sr Unsecured
  03-15-11                6.75       3,120,000           3,258,906
CSX
 Sr Unsub
  10-01-36                6.00       2,265,000           2,159,895
                                                       -----------
Total                                                   25,636,183
------------------------------------------------------------------

RETAILERS (1.0%)
Federated Retail Holdings
  03-15-12                5.35       4,965,000           4,949,509
  03-15-37                6.38       1,585,000           1,540,606
Home Depot
 Sr Unsecured
  12-16-36                5.88      12,975,000          12,370,701
May Department Stores
  07-15-09                4.80      11,711,000          11,594,148
United Auto Group
 Sr Sub Nts
  12-15-16                7.75         910,000(d)          915,688
                                                       -----------
Total                                                   31,370,652
------------------------------------------------------------------

TECHNOLOGY (--%)
Belden CDT
 Sr Sub Nts
  03-15-17                7.00          70,000(d)           71,402
Flextronics Intl
 Sr Sub Nts
  11-15-14                6.25         760,000(c)          735,299
NXP Funding LLC
 Secured
  10-15-13                8.11         486,000(b,c,d)      499,973
                                                       -----------
Total                                                    1,306,674
------------------------------------------------------------------

WIRELESS (0.1%)
American Tower
 Sr Nts
  10-15-12                7.13         160,000             164,800
Vodafone Group
  02-27-37                6.15       1,660,000(c)        1,602,532
                                                       -----------
Total                                                    1,767,332
------------------------------------------------------------------

WIRELINES (3.1%)
AT&T
 Sr Nts
  05-15-36                6.80      12,200,000          13,006,310
Qwest
  03-15-12                8.88         695,000             767,975
Qwest
 Sr Nts
  06-15-15                7.63       3,200,000           3,416,000

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
WIRELINES (CONT.)
Qwest
 Sr Unsecured
  10-01-14                7.50%     $1,730,000(k)       $1,825,150
Telecom Italia Capital
  11-15-33                6.38       9,750,000(c)        9,195,781
Telefonica Europe
  09-15-10                7.75      11,550,000(c)       12,445,841
TELUS
  06-01-11                8.00      24,190,000(c)       26,493,494
Verizon New York
 Series A
  04-01-12                6.88      15,080,000          15,914,542
Verizon Pennsylvania
 Series A
  11-15-11                5.65      10,323,000          10,451,005
Windstream
  08-01-16                8.63       1,995,000           2,182,031
Windstream
 Sr Nts
  03-15-19                7.00         690,000(d)          691,725
                                                       -----------
Total                                                   96,389,854
------------------------------------------------------------------

TOTAL BONDS
(Cost:
 $2,790,991,979)                                    $2,784,261,107
------------------------------------------------------------------

SENIOR LOANS (1.9%)(P)
                         COUPON       PRINCIPAL
ISSUER                    RATE         AMOUNT               VALUE(A)
AUTOMOTIVE (--%)
Ford Motor
 Tranche B Term Loan
  12-15-13                   8.36%    $1,315,000          $1,319,747
--------------------------------------------------------------------

CHEMICALS (--%)
Celanese
 Tranche B Term Loan
  04-06-14                   7.10      1,035,000(c,e)      1,035,000
--------------------------------------------------------------------

ENTERTAINMENT (--%)
Natl CineMedia LLC
 Tranche B Term Loan
  02-13-15                   7.09         80,000              80,080
--------------------------------------------------------------------

FOOD AND BEVERAGE (0.2%)
Aramark
 Tranche B Term Loan
  01-26-14              7.45-7.48        230,000(e)          230,704
  01-26-14              7.45-7.48      1,940,000           1,945,936
Pinnacle Foods Finance
 Tranche B Term Loan
  03-30-14                   8.10      2,695,000(e)        2,695,000
                                                         -----------
Total                                                      4,871,640
--------------------------------------------------------------------

HEALTH CARE (0.5%)
HCA
 Tranche B Term Loan
  11-17-13                   7.60     12,862,763          12,980,071
--------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007  27

RiverSource VP - Diversified Bond Fund

SENIOR LOANS (CONTINUED)
                         COUPON       PRINCIPAL
ISSUER                    RATE         AMOUNT               VALUE(A)

MEDIA CABLE (0.4%)
Charter Communications
 Tranche B Term Loan
  04-28-14                   7.35%    $6,430,000(e)       $6,407,881
Univision Communications
 Tranche B Term Loan
  09-23-14                   7.57      6,095,000(e)        6,095,000
                                                         -----------
Total                                                     12,502,881
--------------------------------------------------------------------

MEDIA NON CABLE (0.2%)
Intelsat Bermuda
 Term Loan
  02-01-14                   7.86      1,125,000(c)        1,132,031
VNU
 Tranche B Term Loan
  08-09-13                   7.61      1,985,000(c,e)      2,001,833
  08-09-13                   7.61      3,750,600(c)        3,782,405
                                                         -----------
Total                                                      6,916,269
--------------------------------------------------------------------

METALS (0.2%)
Freeport-McMoRan Copper & Gold
 Tranche B Term Loan
  03-17-14                   7.07      5,380,000(e)        5,387,048
--------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                         COUPON       PRINCIPAL
ISSUER                    RATE         AMOUNT               VALUE(A)

PAPER (0.1%)
Domtar
 Tranche B Term Loan
  03-05-14                   6.70%    $1,795,000          $1,793,887
--------------------------------------------------------------------

RETAILERS (0.1%)
Michaels Stores
 Tranche B Term Loan
  10-31-13                   8.13      2,051,109           2,067,395
Neiman Marcus Group
 Tranche B Term Loan
  04-27-13                   7.35      1,740,000           1,753,833
                                                         -----------
Total                                                      3,821,228
--------------------------------------------------------------------

TECHNOLOGY (0.1%)
West Corp
 Tranche B Term Loan
  10-24-13              7.74-8.11      2,505,000           2,518,878
--------------------------------------------------------------------

WIRELINES (0.1%)
Level 3 Communications
 Tranche B Term Loan
  03-16-14                   7.61      3,500,000(e)        3,511,655
--------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $56,620,346)                                      $56,738,384
--------------------------------------------------------------------

MONEY MARKET FUND (18.3%)(H)
                         SHARES                VALUE(A)
RiverSource
 Short-Term Cash Fund  561,316,139(i)      $561,316,139
-------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $561,316,139)                       $561,316,139
-------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,408,928,464)(q)                $3,402,315,630
=======================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2007.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2007, the value of foreign securities represented 3.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $118,816,409 or 3.9% of net assets.

(e) At March 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $218,845,487.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)  At March 31, 2007, security was partially or fully on loan.

(h) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 4.4% of net assets. 13.9% of net assets is the Fund's cash equivalent position.

(i) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(j) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at March 31, 2007, is as follows:

                                                                ACQUISITION
SECURITY                                                           DATE                COST
----------------------------------------------------------------------------------------------
United Artists Theatre Circuit 9.30% 2015                        12-08-95           $2,291,888

(k) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Long Bond, June 2007, 20-year                                     $39,900,000
U.S. Treasury Note, June 2007, 5-year                                  104,500,000
U.S. Treasury Note, June 2007, 10-year                                  48,100,000
SALE CONTRACTS
U.S. Treasury Note, June 2007, 2-year                                   18,400,000

--------------------------------------------------------------------------------

 28 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Diversified Bond Fund

(l) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2007.

(m) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2007.

(n) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
MBIA   -- MBIA Insurance Corporation

(o) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2007:

                                                            PRINCIPAL          SETTLEMENT          PROCEEDS
SECURITY                                                     AMOUNT               DATE            RECEIVABLE             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Federal Natl Mtge Assn
  03-25-37 5.00%                                           $23,000,000          4-12-07           $22,356,719         $22,216,574

(p) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(q) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $3,408,928,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $  9,735,000
Unrealized depreciation                                               (16,347,000)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $ (6,612,000)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 29 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Diversified Equity Income Fund
MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (100.2%)
ISSUER                                            SHARES               VALUE(A)
AEROSPACE & DEFENSE (1.0%)
Goodrich                                            274,243             $14,118,030
Honeywell Intl                                      460,706              21,220,118
                                                                    ---------------
Total                                                                    35,338,148
-----------------------------------------------------------------------------------

AIRLINES (0.9%)
AMR                                                 394,827(b,d)         12,022,483
Continental Airlines Cl B                           190,529(b)            6,933,350
UAL                                                  58,134(b)            2,218,975
US Airways Group                                    221,261(b)           10,062,950
                                                                    ---------------
Total                                                                    31,237,758
-----------------------------------------------------------------------------------

AUTOMOBILES (1.4%)
Ford Motor                                        3,323,220(d)           26,220,206
General Motors                                      832,325              25,502,438
                                                                    ---------------
Total                                                                    51,722,644
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (--%)
Ameron Intl                                           2,683                 176,702
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.5%)
Bank of New York                                    555,388              22,520,984
Merrill Lynch & Co                                  235,236              19,211,724
Morgan Stanley                                      132,419              10,429,320
                                                                    ---------------
Total                                                                    52,162,028
-----------------------------------------------------------------------------------

CHEMICALS (3.4%)
Air Products & Chemicals                            144,309              10,673,094
Dow Chemical                                      1,147,360              52,617,930
EI du Pont de Nemours & Co                        1,188,501              58,747,604
                                                                    ---------------
Total                                                                   122,038,628
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.3%)
US Bancorp                                          391,996              13,708,100
Wachovia                                            367,080              20,207,754
Wells Fargo & Co                                    331,235              11,404,421
                                                                    ---------------
Total                                                                    45,320,275
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Waste Management                                    413,260              14,220,277
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.1%)
Hewlett-Packard                                     972,697              39,044,058
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.5%)
Fluor                                               162,020              14,536,435
Insituform Technologies Cl A                        142,137(b)            2,955,028
                                                                    ---------------
Total                                                                    17,491,463
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.6%)
Hanson ADR                                          260,246(c)           21,061,709
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (6.2%)
Bank of America                                   2,019,970             103,058,869
Citigroup                                         2,295,779             117,865,294
                                                                    ---------------
Total                                                                   220,924,163
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

DIVERSIFIED TELECOMMUNICATION SERVICES (7.2%)
AT&T                                              3,841,702            $151,478,310
BT Group                                          4,288,077(c)           25,628,076
Telefonos de Mexico ADR Series L                  1,243,110(c)           41,519,874
Verizon Communications                              986,763              37,418,053
                                                                    ---------------
Total                                                                   256,044,313
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (3.0%)
Duke Energy                                         466,856               9,472,508
Edison Intl                                         189,560               9,313,083
Exelon                                              271,076              18,625,632
FirstEnergy                                         287,781              19,062,613
FPL Group                                           552,007              33,766,268
Southern                                            484,827              17,768,910
                                                                    ---------------
Total                                                                   108,009,014
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.8%)
ABB ADR                                           1,255,935(c)           21,576,963
Hubbell Cl B                                        113,695               5,484,647
                                                                    ---------------
Total                                                                    27,061,610
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.3%)
Baker Hughes                                        527,801              34,903,480
GlobalSantaFe                                       612,856              37,800,958
Halliburton                                       1,483,959(d)           47,100,859
Schlumberger                                        500,879              34,610,739
                                                                    ---------------
Total                                                                   154,416,036
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.5%)
Wal-Mart Stores                                     412,432              19,363,682
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Boston Scientific                                   540,779(b)            7,862,927
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.1%)
CIGNA                                                96,023              13,698,641
Health Net                                          219,372(b)           11,804,407
Humana                                              231,931(b)           13,456,637
                                                                    ---------------
Total                                                                    38,959,685
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.5%)
Royal Caribbean Cruises                             407,103              17,163,462
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Whirlpool                                           245,100              20,811,441
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (6.5%)
3M                                                  428,087              32,718,689
General Electric                                  3,310,763             117,068,580
McDermott Intl                                    1,693,138(b)           82,929,899
                                                                    ---------------
Total                                                                   232,717,168
-----------------------------------------------------------------------------------

INSURANCE (16.6%)
ACE                                               1,238,497(c)           70,668,638
Allstate                                            608,697              36,558,342
American Intl Group                                 544,725              36,616,415
Aon                                                 766,823              29,108,601
Axis Capital Holdings                               566,665(c)           19,187,277
Endurance Specialty Holdings                        614,170(c)           21,950,436

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
INSURANCE (CONT.)
Everest Re Group                                     89,451(c)           $8,602,503
Lincoln Natl                                        450,133              30,514,516
Loews                                             1,287,878              58,508,298
Marsh & McLennan Companies                        1,634,099              47,862,760
Montpelier Re Holdings                              931,713(c)           16,155,903
PartnerRe                                           167,014(c)           11,447,140
RenaissanceRe Holdings                              348,579(c)           17,477,751
Safeco                                              309,247              20,543,278
Torchmark                                           254,151              16,669,764
Travelers Companies                               1,494,886              77,390,247
XL Capital Cl A                                   1,009,873(c)           70,650,715
                                                                    ---------------
Total                                                                   589,912,584
-----------------------------------------------------------------------------------

IT SERVICES (0.8%)
Computer Sciences                                   172,226(b)            8,978,141
Electronic Data Systems                             669,240              18,524,564
                                                                    ---------------
Total                                                                    27,502,705
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.4%)
Eastman Kodak                                       673,572(d)           15,195,784
-----------------------------------------------------------------------------------

MACHINERY (8.0%)
Caterpillar                                       1,444,343              96,814,312
Deere & Co                                          447,482              48,614,445
Eaton                                               479,954              40,104,956
Illinois Tool Works                                 542,804              28,008,686
Ingersoll-Rand Cl A                               1,028,144(c)           44,590,605
Parker Hannifin                                     325,487              28,092,783
                                                                    ---------------
Total                                                                   286,225,787
-----------------------------------------------------------------------------------

MEDIA (2.4%)
Comcast Cl A                                      1,266,576(b)           32,867,647
Idearc                                              129,952               4,561,315
RH Donnelley                                        193,319              13,704,384
Time Warner                                       1,700,653              33,536,877
                                                                    ---------------
Total                                                                    84,670,223
-----------------------------------------------------------------------------------

METALS & MINING (0.8%)
Alcoa                                               873,172              29,600,531
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.4%)
Federated Department Stores                         329,147              14,828,072
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.8%)
Dominion Resources                                  179,481              15,932,529
NiSource                                            584,876              14,294,369
                                                                    ---------------
Total                                                                    30,226,898
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.7%)
Anadarko Petroleum                                  239,183              10,280,085
Apache                                              179,940              12,721,758
BP ADR                                              598,331(c)           38,741,932
Chevron                                             837,513              61,942,448
ConocoPhillips                                      804,092              54,959,688
Devon Energy                                         80,259               5,555,528
EnCana                                              181,890(c)            9,209,091
Exxon Mobil                                         514,037              38,784,092
Marathon Oil                                        517,504              51,144,920

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 30 RIVERSOURCE FUND -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Diversified Equity Income Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Petroleo Brasileiro ADR                             258,599(c)          $25,733,186
Pioneer Natural Resources                           248,731              10,722,793
Spectra Energy                                      275,471               7,236,623
Total ADR                                           280,885(c)           19,600,155
                                                                    ---------------
Total                                                                   346,632,299
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.8%)
Intl Paper                                        1,134,513              41,296,274
Weyerhaeuser                                        322,033              24,068,746
                                                                    ---------------
Total                                                                    65,365,020
-----------------------------------------------------------------------------------

PHARMACEUTICALS (4.9%)
Abbott Laboratories                                 377,652              21,072,982
Bristol-Myers Squibb                                563,448              15,641,316
Eli Lilly & Co                                      295,230              15,856,803
Merck & Co                                          557,680              24,632,726
Pfizer                                            2,577,243              65,101,158
Schering-Plough                                     377,185               9,621,989
Wyeth                                               487,364              24,382,821
                                                                    ---------------
Total                                                                   176,309,795
-----------------------------------------------------------------------------------

ROAD & RAIL (0.9%)
Burlington Northern Santa Fe                        196,019              15,765,808
Union Pacific                                       157,926              16,037,385
                                                                    ---------------
Total                                                                    31,803,193
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.9%)
STMicroelectronics                                  470,197(c)           $9,027,782
Taiwan Semiconductor Mfg ADR                      1,996,511(c)           21,462,494
                                                                    ---------------
Total                                                                    30,490,276
-----------------------------------------------------------------------------------

SOFTWARE (1.0%)
Microsoft                                         1,292,267              36,015,481
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)
Home Depot                                          712,864              26,190,623
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.4%)
Fannie Mae                                          916,917              50,045,330
-----------------------------------------------------------------------------------

TOBACCO (4.2%)
Altria Group                                        846,459              74,327,565
Loews-Carolina Group                              1,023,672(f)           77,399,840
                                                                    ---------------
Total                                                                   151,727,405
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.4%)
Sprint Nextel                                     2,726,124              51,687,311
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,089,371,148)                                               $3,577,576,508
-----------------------------------------------------------------------------------

PREFERRED STOCKS (0.2%)
ISSUER                                            SHARES                   VALUE(A)
Schering-Plough
 6.00% Cv                                            90,800              $5,363,738
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $4,618,602)                                                       $5,363,738
-----------------------------------------------------------------------------------

BONDS (0.5%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
Qwest Communications Intl
Sr Unsecured
  11-15-25                           3.50%      $11,148,000             $18,396,430
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $11,148,000)                                                     $18,396,430
-----------------------------------------------------------------------------------

MONEY MARKET FUND (3.4%)(E)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                120,372,907(g)         $120,372,907
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $120,372,907)                                                   $120,372,907
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,225,510,657)(h)                                            $3,721,709,583
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2007, the value of foreign securities represented 14.4% of net assets.

(d)  At March 31, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.2% of net assets. 1.2% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $3,225,511,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $529,072,000
Unrealized depreciation                                               (32,873,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $496,199,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 31 RIVERSOURCE FUND -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Emerging Markets Fund
MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (101.6%)(C)
ISSUER                                            SHARES               VALUE(A)

ARGENTINA (1.1%)
DIVERSIFIED TELECOMMUNICATION SERVICES (--%)
Telecom Argentina ADR                                    14(b)                 $299
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.1%)
IRSA Inversiones y Representaciones GDR             319,823(b)            6,118,214
-----------------------------------------------------------------------------------

BERMUDA (0.9%)
REAL ESTATE MANAGEMENT & DEVELOPMENT
Hongkong Land Holdings                            1,080,000               5,032,800
-----------------------------------------------------------------------------------

BRAZIL (10.4%)
AIRLINES (2.2%)
GOL Linhas Aereas Inteligentes ADR                  392,837              11,954,030
-----------------------------------------------------------------------------------

BEVERAGES (1.0%)
AmBev ADR                                           104,789               5,759,204
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
Cyrela Brazil Realty                                593,600               5,514,884
-----------------------------------------------------------------------------------

METALS & MINING (2.4%)
Companhia Vale do Rio Doce ADR                      359,645              13,303,269
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.1%)
Petroleo Brasileiro ADR                              60,750               6,045,233
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.5%)
Aracruz Celulose ADR                                154,143               8,087,883
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.2%)
Tim Participacoes                               377,974,000               1,955,988
Tim Participacoes ADR                               148,604               4,826,658
                                                                    ---------------
Total                                                                     6,782,646
-----------------------------------------------------------------------------------

CANADA (0.7%)
METALS & MINING
Aur Resources                                       137,800               2,900,901
Corriente Resources                                 333,980(b)              969,266
                                                                    ---------------
Total                                                                     3,870,167
-----------------------------------------------------------------------------------

CHILE (2.8%)
COMMERCIAL BANKS
Banco Santander Chile ADR                           310,911              15,505,131
-----------------------------------------------------------------------------------

CHINA (0.5%)
OIL, GAS & CONSUMABLE FUELS
China Shenhua Energy Series H                     1,089,000               2,634,441
-----------------------------------------------------------------------------------

COLOMBIA (1.0%)
COMMERCIAL BANKS
BanColombia ADR                                     199,764               5,531,465
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

EGYPT (0.6%)
DIVERSIFIED TELECOMMUNICATION SERVICES
Telecom Egypt                                     1,076,640              $3,065,847
-----------------------------------------------------------------------------------

HONG KONG (6.8%)
COMMERCIAL BANKS (1.0%)
Bank of East Asia                                   949,400               5,523,088
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.2%)
China Overseas Land & Investment                  5,242,000               6,588,816
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.9%)
Prime Success Intl Group                          4,807,066               5,199,189
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (3.7%)
China Mobile                                      2,240,000              20,370,934
-----------------------------------------------------------------------------------

HUNGARY (1.1%)
OIL, GAS & CONSUMABLE FUELS
MOL Magyar Olaj-es Gazipari                          54,022               6,235,549
-----------------------------------------------------------------------------------

INDIA (3.3%)
ELECTRICAL EQUIPMENT (1.2%)
Bharat Heavy Electricals                             58,172               3,026,510
Suzlon Energy                                       164,543               3,791,322
                                                                    ---------------
Total                                                                     6,817,832
-----------------------------------------------------------------------------------

IT SERVICES (2.1%)
Satyam Computer Services                            698,207               7,555,542
Tata Consultancy Services                           144,436               4,100,135
                                                                    ---------------
Total                                                                    11,655,677
-----------------------------------------------------------------------------------

INDONESIA (3.3%)
AUTOMOBILES (1.0%)
PT Astra Intl                                     3,337,000               4,843,145
-----------------------------------------------------------------------------------

GAS UTILITIES (0.8%)
Perusahaan Gas Negara                             4,476,000               4,601,495
-----------------------------------------------------------------------------------

MACHINERY (0.7%)
United Tractors                                   4,982,500               4,053,931
-----------------------------------------------------------------------------------

MARINE (0.8%)
Berlian Laju Tanker                              21,794,000(b)            4,525,750
-----------------------------------------------------------------------------------

ISRAEL (2.8%)
PHARMACEUTICALS (1.0%)
Teva Pharmaceutical Inds ADR                        149,750               5,605,143
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.8%)
Partner Communications                              686,280              10,105,823
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

LUXEMBOURG (2.1%)
ENERGY EQUIPMENT & SERVICES (1.1%)
Tenaris ADR                                         134,085              $6,154,501
-----------------------------------------------------------------------------------

METALS & MINING (1.0%)
Ternium ADR                                         196,138(b)            5,480,096
-----------------------------------------------------------------------------------

MALAYSIA (2.0%)
HOTELS, RESTAURANTS & LEISURE (0.8%)
Genting Group                                       399,400               4,593,793
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.2%)
Maxis Communications                              1,814,900               6,249,222
-----------------------------------------------------------------------------------

MEXICO (10.2%)
COMMERCIAL BANKS (1.9%)
Grupo Financiero Banorte Series O                 2,252,300              10,671,797
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.4%)
CEMEX ADR                                           235,616(b)            7,716,424
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.0%)
Consorcio ARA                                     2,796,800               4,814,205
Corporacion GEO Series B                          1,036,000(b)            6,006,886
                                                                    ---------------
Total                                                                    10,821,091
-----------------------------------------------------------------------------------

MEDIA (0.8%)
Grupo Televisa ADR                                  141,597               4,219,591
-----------------------------------------------------------------------------------

METALS & MINING (0.8%)
Grupo Mexico de CV Series B                         957,600               4,424,497
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.5%)
Grupo Famsa Series A                                540,500(b)            3,012,462
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.8%)
America Movil ADR Series L                          320,680              15,325,297
-----------------------------------------------------------------------------------

NETHERLANDS (2.0%)
BEVERAGES (0.4%)
Efes Breweries Intl GDR                              84,668(b,d,e)        2,256,402
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.6%)
Zentiva                                             131,315               9,046,608
-----------------------------------------------------------------------------------

PERU (0.9%)
METALS & MINING
Hochschild Mining                                   753,143(b)            4,934,678
-----------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.7%)
REAL ESTATE MANAGEMENT & DEVELOPMENT
Filinvest Land                                  110,574,000(b)            3,850,836
-----------------------------------------------------------------------------------

POLAND (1.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES
Telekomunikacja Polska                              692,754               5,720,273
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 32 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Emerging Markets Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

RUSSIA (10.5%)
ENERGY EQUIPMENT & SERVICES (1.1%)
TMK OAO GDR                                         181,609(b,d,e)       $5,993,097
TMK OAO Series S                                          3(b)                   25
                                                                    ---------------
Total                                                                     5,993,122
-----------------------------------------------------------------------------------

MEDIA (1.0%)
CTC Media                                           209,701(b)            5,385,122
-----------------------------------------------------------------------------------

METALS & MINING (1.1%)
Mechel ADR                                          175,399               5,832,017
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.1%)
Gazprom ADR                                         444,826              18,638,209
NovaTek GDR                                          77,569(d,e)          4,421,433
                                                                    ---------------
Total                                                                    23,059,642
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (3.2%)
Mobile Telesystems ADR                              161,133               9,017,003
Vimpel-Communications ADR                            90,379(b)            8,571,544
                                                                    ---------------
Total                                                                    17,588,547
-----------------------------------------------------------------------------------

SINGAPORE (1.9%)
FOOD PRODUCTS (0.6%)
China Fishery Group                               1,191,000               3,376,162
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.3%)
Keppel Land                                       1,100,000               6,889,050
-----------------------------------------------------------------------------------

SOUTH AFRICA (9.8%)
DIVERSIFIED FINANCIAL SERVICES (1.7%)
FirstRand                                         2,748,946               9,327,973
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.3%)
Massmart Holdings                                   613,410               7,137,102
-----------------------------------------------------------------------------------

MEDIA (2.6%)
Naspers Series N                                    590,226              14,288,327
-----------------------------------------------------------------------------------

METALS & MINING (4.2%)
Anglo Platinum                                       56,773               8,962,798
Impala Platinum Holdings                            449,961              14,151,898
                                                                    ---------------
Total                                                                    23,114,696
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SOUTH KOREA (12.7%)
COMMERCIAL BANKS (6.1%)
Kookmin Bank                                        184,520             $16,565,777
Shinhan Financial Group                             108,210               6,215,658
Woori Finance Holdings                              432,820              10,474,051
                                                                    ---------------
Total                                                                    33,255,486
-----------------------------------------------------------------------------------

MACHINERY (2.0%)
Doosan Infracore                                    221,810               5,662,632
Hyundai Heavy Inds                                   28,241               5,647,599
                                                                    ---------------
Total                                                                    11,310,231
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
Yuhan                                                36,748               5,765,695
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.6%)
Hynix Semiconductor                                 159,113(b)            5,483,737
Samsung Electronics                                  24,454              14,644,827
                                                                    ---------------
Total                                                                    20,128,564
-----------------------------------------------------------------------------------

TAIWAN (9.5%)
COMMUNICATIONS EQUIPMENT (0.6%)
Compal Communications                             1,017,000               3,355,115
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.1%)
Delta Electronics                                 1,685,000               5,456,870
Hon Hai Precision Industry                        1,412,728               9,492,301
Tripod Technology                                   582,000               2,395,642
                                                                    ---------------
Total                                                                    17,344,813
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
Chong Hong Construction                           1,128,223               2,151,273
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.4%)
MediaTek                                            480,900               5,530,932
Powertech Technology                                775,000               3,002,421
Taiwan Semiconductor Mfg                         10,336,227              21,241,823
                                                                    ---------------
Total                                                                    29,775,176
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

THAILAND (0.6%)
HEALTH CARE PROVIDERS & SERVICES
Bumrungrad Hospital                               2,560,300              $3,133,372
-----------------------------------------------------------------------------------

TURKEY (1.4%)
COMMERCIAL BANKS
Turkiye Garanti Bankasi Unit                      1,666,036               7,502,504
-----------------------------------------------------------------------------------

UNITED KINGDOM (1.0%)
COMMERCIAL BANKS
Standard Chartered                                  196,215               5,652,108
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $487,675,665)                                                   $561,175,550
-----------------------------------------------------------------------------------

PREFERRED STOCKS (2.2%)(C)
ISSUER                                            SHARES                   VALUE(A)
BRAZIL (1.3%)
Eletropaulo Metropolitana de Sao Paulo Series
 B                                              158,268,000(b)           $7,382,764
-----------------------------------------------------------------------------------

RUSSIA (0.9%)
Transneft                                             2,363               4,962,300
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $10,504,281)                                                     $12,345,064
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.2%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  6,452,958(f)           $6,452,958
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $6,452,958)                                                       $6,452,958
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $504,632,904)(g)                                                $579,973,572
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $12,670,932 or 2.3% of net assets.

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at March 31, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
---------------------------------------------------------------------------------------------------------
Efes Breweries Intl GDR*                                        10-15-04 thru 11-09-06         $2,466,040
NovaTek GDR*                                                    03-23-07 thru 03-26-07          4,542,781
TMK OAO GDR*                                                           10-31-06                 3,922,754

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

--------------------------------------------------------------------------------

 33 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Emerging Markets Fund

(g) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $504,633,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $82,406,000
Unrealized depreciation                                               (7,065,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $75,341,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 34 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Fundamental Value Fund
MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (95.8%)
ISSUER                                            SHARES               VALUE(A)
AIR FREIGHT & LOGISTICS (0.4%)
United Parcel Service Cl B                           30,850              $2,162,585
-----------------------------------------------------------------------------------

AUTOMOBILES (1.6%)
Harley-Davidson                                     137,420               8,073,425
-----------------------------------------------------------------------------------

BEVERAGES (1.9%)
Diageo ADR                                           77,330(c)            6,259,863
Heineken Holding                                     66,566(c)            2,946,795
                                                                    ---------------
Total                                                                     9,206,658
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.9%)
E*TRADE Financial                                    29,400(b)              623,868
Mellon Financial                                    107,900               4,654,806
Morgan Stanley                                       43,200               3,402,432
State Street                                         13,130                 850,168
                                                                    ---------------
Total                                                                     9,531,274
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (7.9%)
Commerce Bancorp                                     78,810               2,630,678
HSBC Holdings ADR                                   146,395(c)           12,854,945
Wachovia                                            205,878              11,333,584
Wells Fargo & Co                                    343,110              11,813,277
                                                                    ---------------
Total                                                                    38,632,484
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.3%)
Nokia ADR                                            53,810(c)            1,233,325
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.6%)
Dell                                                217,580(b)            5,050,032
Hewlett-Packard                                      75,070               3,013,310
                                                                    ---------------
Total                                                                     8,063,342
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.9%)
Martin Marietta Materials                            37,560               5,078,112
Vulcan Materials                                     38,280               4,458,854
                                                                    ---------------
Total                                                                     9,536,966
-----------------------------------------------------------------------------------

CONSUMER FINANCE (4.5%)
American Express                                    394,090              22,226,676
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (2.1%)
Sealed Air                                          325,660              10,290,856
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.2%)
Apollo Group Cl A                                    31,600(b)            1,387,240
H&R Block                                           216,880               4,563,155
                                                                    ---------------
Total                                                                     5,950,395
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (7.3%)
Citigroup                                           194,960              10,009,246
JPMorgan Chase & Co                                 416,300              20,140,594
Moody's                                              93,630               5,810,678
                                                                    ---------------
Total                                                                    35,960,518
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Agilent Technologies                                 13,000(b)              437,970
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Transocean                                           49,220(b)            4,021,274
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

FOOD & STAPLES RETAILING (6.9%)
Costco Wholesale                                    347,230             $18,694,863
CVS/Caremark                                        182,256               6,222,213
Wal-Mart Stores                                     191,130               8,973,554
                                                                    ---------------
Total                                                                    33,890,630
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Hershey                                              52,860               2,889,328
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.4%)
Cardinal Health                                      65,020               4,743,209
Express Scripts                                      25,500(b)            2,058,360
UnitedHealth Group                                   95,500               5,058,635
                                                                    ---------------
Total                                                                    11,860,204
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Hunter Douglas                                       10,770(c)              949,521
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.1%)
Procter & Gamble                                     82,300               5,198,068
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (4.3%)
Tyco Intl                                           677,410(c)           21,372,286
-----------------------------------------------------------------------------------

INSURANCE (14.6%)
Ambac Financial Group                                21,400               1,848,746
American Intl Group                                 313,600              21,080,192
Aon                                                  87,890               3,336,304
Berkshire Hathaway Cl B                               4,579(b)           16,667,560
Chubb                                                23,910               1,235,430
Loews                                               243,570              11,065,385
Markel                                                  905(b)              438,771
Millea Holdings                                      13,600(c)              503,233
Principal Financial Group                            26,290               1,573,982
Progressive                                         424,140               9,254,735
Sun Life Financial                                   14,530(c)              659,662
Transatlantic Holdings                               68,820               4,481,558
                                                                    ---------------
Total                                                                    72,145,558
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.3%)
Amazon.com                                           81,000(b)            3,222,990
Expedia                                              29,840(b)              691,691
IAC/InterActiveCorp                                  27,590(b)            1,040,419
Liberty Media -- Interactive Cl A                    64,050(b,d)          1,525,671
                                                                    ---------------
Total                                                                     6,480,771
-----------------------------------------------------------------------------------

IT SERVICES (1.2%)
Iron Mountain                                       223,060(b)            5,828,558
-----------------------------------------------------------------------------------

MARINE (0.3%)
Kuehne & Nagel Intl                                  16,800(c)            1,382,025
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MEDIA (6.8%)
Comcast Special Cl A                                589,347(b)          $15,010,668
Gannett                                              19,960               1,123,548
Lagardere                                            40,850(c)            3,145,292
Liberty Media -- Capital Series A                    12,850(b,d)          1,421,082
News Corp Cl A                                      385,400               8,910,448
Virgin Media                                         89,720               2,265,430
WPP Group ADR                                        17,830(c)            1,354,902
                                                                    ---------------
Total                                                                    33,231,370
-----------------------------------------------------------------------------------

METALS & MINING (0.4%)
BHP Billiton                                         42,770(c)              953,468
Rio Tinto                                            15,190(c)              867,346
                                                                    ---------------
Total                                                                     1,820,814
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Sears Holdings                                        7,000(b)            1,261,120
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (11.2%)
Canadian Natural Resources                           35,800(c)            1,975,802
China Coal Energy Series H                        1,553,900(b,c)          1,660,766
ConocoPhillips                                      305,140              20,856,318
Devon Energy                                        154,890              10,721,486
EOG Resources                                       131,680               9,394,051
Occidental Petroleum                                210,520              10,380,741
                                                                    ---------------
Total                                                                    54,989,164
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Avon Products                                        57,100               2,127,546
-----------------------------------------------------------------------------------

SOFTWARE (2.1%)
Microsoft                                           364,370              10,154,992
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (1.3%)
Bed Bath & Beyond                                    66,400(b)            2,667,288
CarMax                                               52,500(b)            1,288,350
Lowe's Companies                                     76,970               2,423,785
                                                                    ---------------
Total                                                                     6,379,423
-----------------------------------------------------------------------------------

TOBACCO (4.5%)
Altria Group                                        250,750              22,018,358
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.9%)
China Merchants Holdings Intl                       735,186(c)            3,095,936
COSCO Pacific                                       518,760(c)            1,285,496
                                                                    ---------------
Total                                                                     4,381,432
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.6%)
SK Telecom ADR                                       96,270(c)            2,254,643
Sprint Nextel                                       285,570               5,414,408
                                                                    ---------------
Total                                                                     7,669,051
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $443,442,165)                                                   $471,357,967
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 35 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Fundamental Value Fund

MONEY MARKET FUND (6.1%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 30,168,090(e)          $30,168,090
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $30,168,090)                                                     $30,168,090
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $473,610,255)(f)                                                $501,526,057
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2007, the value of foreign securities represented 13.2% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $473,610,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $31,006,000
Unrealized depreciation                                               (3,090,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $27,916,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 36 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Global Bond Fund
MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (93.4%)(c)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT              VALUE(A)
AUSTRALIA (1.4%)
Commonwealth Bank of Australia
 (European Monetary Unit)
 Sr Unsub
  11-12-09                           3.38%         $685,000               $895,035
New South Wales Treasury
 (Australian Dollar)
  12-01-10                           7.00         8,860,000              7,316,733
Queensland Treasury
 (Australian Dollar)
  05-14-10                           5.50         4,300,000              3,396,081
Telstra
  04-01-12                           6.38           700,000                732,967
                                                                   ---------------
Total                                                                   12,340,816
----------------------------------------------------------------------------------

AUSTRIA (1.1%)
Republic of Austria
 (European Monetary Unit)
  01-15-10                           5.50         6,520,000              9,036,876
----------------------------------------------------------------------------------

BELGIUM (2.0%)
Kingdom of Belgium
 (European Monetary Unit)
  03-28-10                           3.00        13,330,000             17,319,710
----------------------------------------------------------------------------------

BRAZIL (0.2%)
Federative Republic of Brazil
  01-15-18                           8.00         1,655,000              1,869,323
----------------------------------------------------------------------------------

CANADA (2.7%)
Canadian Natural Resources
  02-15-37                           6.50           400,000                405,739
  03-15-38                           6.25           900,000                880,563
Canadian Pacific Railway
 (Canadian Dollar)
  06-15-10                           4.90           395,000(d)             347,729
Cascades
 Sr Nts
  02-15-13                           7.25            25,000                 25,000
Norampac
  06-01-13                           6.75            40,000                 39,550
OPTI Canada
  12-15-14                           8.25           174,000(d)             180,525
Province of British Columbia
 (Canadian Dollar)
  08-23-10                           6.38         8,490,000              7,873,721
Province of Ontario
 (Canadian Dollar)
  03-08-14                           5.00         9,985,000              9,034,518
Sun Media
  02-15-13                           7.63           200,000                203,000
TELUS
  06-01-11                           8.00         3,345,000              3,663,528
Videotron Ltee
  01-15-14                           6.88           315,000                318,150
                                                                   ---------------
Total                                                                   22,972,023
----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)

CZECH REPUBLIC (0.3%)
Czech Republic
 (Czech Koruna)
  06-16-13                           3.70%      $47,400,000             $2,263,979
----------------------------------------------------------------------------------

DENMARK (0.6%)
Danske Bank
 (European Monetary Unit) Sr Nts
  03-16-10                           3.94         1,250,000(j)           1,668,276
Realkredit Danmark
 (Danish Krone) Series 10D
  01-01-08                           4.00        21,230,000              3,796,686
                                                                   ---------------
Total                                                                    5,464,962
----------------------------------------------------------------------------------

FRANCE (7.0%)
BNP Paribas
 (European Monetary Unit) Sr Unsub
  10-20-08                           3.75         1,250,000(j)           1,669,121
Compagnie de Financement Foncier
 (European Monetary Unit)
  01-29-09                           2.38         2,400,000              3,108,424
Dexia Municipal Agency
 (European Monetary Unit)
  09-03-07                           4.25           800,000              1,069,154
Govt of France
 (European Monetary Unit)
  04-25-12                           5.00        13,065,000             18,206,485
  04-25-13                           4.00        13,585,000             18,093,638
  10-25-16                           5.00        11,415,000             16,310,171
Societe Generale
 (European Monetary Unit) Sr Unsecured
  11-28-08                           3.87         1,250,000(j)           1,669,311
                                                                   ---------------
Total                                                                   60,126,304
----------------------------------------------------------------------------------

GERMANY (9.7%)
Allgemeine Hypothekenbank Rheinboden
 (European Monetary Unit) Series 501
  09-02-09                           5.00         2,590,000(d)           3,514,528
Bayerische Landesbank
 (Japanese Yen) Sr Nts
  04-22-13                           1.40       447,000,000              3,789,663
Bundesrepublik Deutschland
 (European Monetary Unit)
  07-04-13                           3.75        17,520,000             23,043,461
  07-04-27                           6.50        11,205,000             19,456,891
  07-04-28                           4.75         2,610,000              3,723,232
  07-04-34                           4.75         7,535,000             10,848,820
DEPFA Deutsche Pfandbriefbank
 (European Monetary Unit) Series G6
  01-15-10                           5.50         2,940,000              4,064,507
Deutsche Bank
 (European Monetary Unit)
 Sr Unsub
  07-28-09                           4.25           660,000                884,021
Kreditanstalt fuer Wiederaufbau
 (British Pound)
  12-07-15                           5.50         3,000,000              5,957,954

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
GERMANY (CONT.)
Landesbank Berlin
 (European Monetary Unit)
  04-30-07                           5.00%       $2,520,000             $3,368,356
Rheinische Hypothekenbank
 (European Monetary Unit) Series 803
  07-05-10                           5.75         3,000,000(d)           4,199,737
                                                                   ---------------
Total                                                                   82,851,170
----------------------------------------------------------------------------------

GREECE (1.4%)
Hellenic Republic
 (European Monetary Unit)
  04-19-07                           4.65         2,070,000              2,766,099
  10-22-22                           5.90         5,940,000              9,207,444
                                                                   ---------------
Total                                                                   11,973,543
----------------------------------------------------------------------------------

IRELAND (1.9%)
Irish Govt
 (European Monetary Unit)
  10-18-07                           4.25        12,080,000             16,153,699
----------------------------------------------------------------------------------

ITALY (3.7%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
  11-01-07                           6.00        12,785,000             17,267,911
  02-01-19                           4.25         3,090,000              4,107,843
  11-01-26                           7.25         4,785,191              8,700,300
Telecom Italia Capital
  11-15-33                           6.38         1,760,000              1,659,956
                                                                   ---------------
Total                                                                   31,736,010
----------------------------------------------------------------------------------

JAPAN (9.8%)
Development Bank of Japan
 (Japanese Yen)
  06-20-12                           1.40       876,000,000              7,521,638
Govt of Japan
 (Japanese Yen)
  12-21-09                           1.70      3,537,000,000            30,634,028
  09-20-10                           0.80      1,505,800,000            12,679,403
  06-20-12                           1.40      1,160,600,000             9,944,864
  12-20-12                           1.00      1,982,500,000            16,573,771
  12-20-14                           1.30       583,000,000              4,883,089
  12-20-34                           2.40       210,000,000              1,808,666
                                                                   ---------------
Total                                                                   84,045,459
----------------------------------------------------------------------------------

MALAYSIA (0.3%)
Petronas Capital
  05-22-12                           7.00         1,895,000(d)           2,045,998
  05-22-12                           7.00           315,000                339,907
                                                                   ---------------
Total                                                                    2,385,905
----------------------------------------------------------------------------------

MEXICO (0.9%)
Mexican Fixed Rate
 (Mexican Peso)
  12-24-09                           9.00        25,150,000              2,367,809
  12-20-12                           9.00        52,580,000              5,096,040

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 37 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MEXICO (CONT.)
United Mexican States
  09-27-34                           6.75%         $315,000               $343,508
                                                                   ---------------
Total                                                                    7,807,357
----------------------------------------------------------------------------------

NETHERLANDS (3.2%)
Bank Nederlandse Gemeenten
 (British Pound) Sr Unsub
  08-06-07                           7.38         1,640,000              3,240,594
Govt of Netherlands
 (European Monetary Unit)
  01-15-08                           2.50        13,000,000             17,160,800
  07-15-12                           5.00         4,030,000              5,624,383
Telefonica Europe
  09-15-10                           7.75         1,250,000              1,346,953
                                                                   ---------------
Total                                                                   27,372,730
----------------------------------------------------------------------------------

NEW ZEALAND (0.9%)
Govt of New Zealand
 (New Zealand Dollar)
  07-15-09                           7.00        10,480,000              7,492,854
----------------------------------------------------------------------------------

NORWAY (1.2%)
Govt of Norway
 (Norwegian Krone)
  05-16-11                           6.00        58,720,000             10,150,370
----------------------------------------------------------------------------------

POLAND (1.3%)
Republic of Poland
 (Polish Zloty)
  03-24-10                           5.75        31,340,000             11,120,403
----------------------------------------------------------------------------------

SOUTH AFRICA (0.3%)
Republic of South Africa
 (South African Rand)
  08-31-10                          13.00        16,740,000              2,631,904
----------------------------------------------------------------------------------

SOUTH KOREA (0.1%)
Korea Development Bank
 (Japanese Yen) Series 21RG
  06-25-08                           0.98        65,000,000                551,181
----------------------------------------------------------------------------------

SPAIN (3.2%)
Caja de Ahorros y Monte de Piedad de Madrid
 (European Monetary Unit)
  03-25-11                           3.50         3,900,000              5,078,691
Govt of Spain
 (European Monetary Unit)
  07-30-09                           5.15        16,155,000             22,105,282
                                                                   ---------------
Total                                                                   27,183,973
----------------------------------------------------------------------------------

SUPRA-NATIONAL (0.9%)
European Investment Bank
 (British Pound)
  12-07-11                           5.50         3,975,000              7,808,491
----------------------------------------------------------------------------------

SWEDEN (0.9%)
Govt of Sweden
 (Swedish Krona)
  01-28-09                           5.00        25,300,000              3,700,079
  03-15-11                           5.25        27,640,000              4,148,811
                                                                   ---------------
Total                                                                    7,848,890
----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)

UNITED KINGDOM (5.1%)
Abbey Natl Treasury Services
 (European Monetary Unit)
  05-27-09                           3.97%       $1,250,000(j)          $1,669,730
BT Group
 Sr Unsecured
  12-15-10                           8.63           930,000              1,038,121
HBOS Treasury Services
 (European Monetary Unit)
  02-12-09                           3.50         2,700,000              3,566,168
United Kingdom Treasury
 (British Pound)
  03-07-12                           5.00        10,493,000             20,449,905
  09-07-14                           5.00         8,735,000             17,095,908
                                                                   ---------------
Total                                                                   43,819,832
----------------------------------------------------------------------------------

UNITED STATES (33.3%)
Allied Waste North America
  06-01-17                           6.88           175,000                175,438
American Tower
 Sr Nts
  10-15-12                           7.13            45,000                 46,350
Anadarko Petroleum
 Sr Unsecured
  09-15-36                           6.45           675,000                667,944
Apache
 Sr Unsecured
  01-15-37                           6.00           435,000                433,170
AT&T
 Sr Nts
  05-15-36                           6.80         1,295,000              1,380,588
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                           5.04           650,000(h)             648,707
Banc of America Commercial Mtge
 Series 2005-4 Cl ASB
  07-10-45                           4.87           975,000(h)             958,289
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                           5.45         1,725,000(h)           1,738,551
Banc of America Large Loan
 Series 2006-LAQ Cl E
  02-09-21                           5.70           675,000(d,h,j)         676,440
Banc of America Large Loan
 Series 2006-LAQ Cl F
  02-09-21                           5.76           750,000(d,h,j)         751,598
Banc of America Large Loan
 Series 2006-LAQ Cl G
  02-09-21                           5.85           525,000(d,h,j)         525,275
Bank of America
 Sub Nts
  03-15-17                           5.30         1,825,000              1,794,940
  10-15-36                           6.00         1,585,000              1,590,928
Bayerische Landesbank
 Sub Nts
  12-01-08                           5.88           800,000                808,207
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
  03-13-40                           4.00           276,388(h)             268,486

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
UNITED STATES (CONT.)
Bear Stearns Commercial Mtge Securities
 Series 2006-PW14 Cl A4
  12-11-38                           5.20%       $1,350,000(h)          $1,336,608
Burlington Northern Sante Fe
  01-15-15                           4.88         1,160,000              1,093,480
  08-15-36                           6.20           335,000                328,317
Cadbury Schweppes US Finance LLC
  10-01-08                           3.88         4,615,000(d)           4,518,155
California State Teachers' Retirement System Trust
 Series 2002-C6 Cl A3
  11-20-14                           4.46         1,832,469(d,h)         1,804,767
Capital Auto Receivables Asset Trust
 Series 2004-1 Cl CTFS
  09-15-10                           2.84           700,000                693,518
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
  11-15-30                           5.68         2,275,000(h)           2,321,639
CenterPoint Energy Resources
  02-15-11                           7.75           415,000                448,727
Chart Inds
 Sr Sub Nts
  10-15-15                           9.13            95,000(d,h)            98,800
Chesapeake Energy
  01-15-16                           6.63         1,055,000              1,062,913
  08-15-17                           6.50           180,000                177,750
  01-15-18                           6.25           270,000                266,625
CIGNA
 Sr Unsecured
  11-15-36                           6.15           345,000                342,054
Citigroup Commercial Mtge Trust
 Series 2005-C3 Cl A1
  05-15-43                           4.39           772,199(h)             761,485
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                           4.15           821,694(d,h)           809,680
Citigroup
 (European Monetary Unit) Sr Nts
  05-21-10                           3.88         2,870,000              3,794,159
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                           5.40         1,075,000(h)           1,078,290
Comcast Cable Communications Holdings
  03-15-13                           8.38            48,000                 54,891
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                           5.63           450,000(d,h,j)         452,211
Community Health Systems
 Sr Unsecured
  12-15-12                           6.50           240,000                247,200
Cott Beverages USA
  12-15-11                           8.00           435,000                443,700
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                           5.50         2,051,984(h)           2,067,992
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50           870,110(h)             906,889

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 38 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
UNITED STATES (CONT.)
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-22R Cl 1A2
  05-25-36                           6.00%       $2,300,000(h)          $2,333,569
Countrywide Financial
 Sub Nts
  05-15-16                           6.25         1,390,000              1,401,153
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                           5.85         1,125,000(h)           1,152,487
CS First Boston Mtge Securities
 Series 2002-CKS4 Cl A1
  11-15-36                           4.49         1,667,429(h)           1,639,843
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                           4.60           825,000(h)             798,903
CS First Boston Mtge Securities
 Series 2005-C4 Cl A1
  08-15-38                           4.77         1,707,845(h)           1,695,407
CSX
  08-01-13                           5.50           855,000                849,059
CSX
 Sr Unsecured
  03-15-11                           6.75           350,000                365,582
CSX
 Sr Unsub
  10-01-36                           6.00           300,000                286,079
DaVita
  03-15-15                           7.25           130,000                131,463
Denbury Resources
  04-01-13                           7.50            75,000                 75,750
Denbury Resources
 Sr Sub Nts
  12-15-15                           7.50            50,000                 50,375
Dex Media West LLC/Finance
 Sr Unsecured
 Series B
  08-15-10                           8.50            55,000                 57,544
Drive Auto Receivables Trust
 Series 2006-2 Cl A2 (MBIA)
  07-15-11                           5.30         1,650,000(d,k)         1,655,297
DRS Technologies
  02-01-16                           6.63           150,000                151,500
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                           5.78         2,125,000(d,k)         2,161,800
EchoStar DBS
  10-01-14                           6.63           275,000                276,719
Edison Mission Energy
 Sr Unsecured
  06-15-13                           7.50           145,000                149,713
Exelon
  06-15-10                           4.45         1,525,000              1,481,171
Federal Home Loan Mtge Corp
  11-16-07                           4.38           325,000                323,350
  07-12-10                           4.13         8,775,000              8,595,306
Federal Home Loan Mtge Corp #A11799
  08-01-33                           6.50           117,342(h)             120,454
Federal Home Loan Mtge Corp #A15881
  11-01-33                           5.00           799,963(h)             775,560

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
UNITED STATES (CONT.)
Federal Home Loan Mtge Corp #E01377
  05-01-18                           4.50%         $564,583(h)            $548,186
Federal Home Loan Mtge Corp #E91326
  09-01-17                           6.50           165,369(h)             169,384
Federal Home Loan Mtge Corp #E99967
  10-01-18                           5.00           586,382(h)             579,895
Federal Home Loan Mtge Corp #G01535
  04-01-33                           6.00           850,275(h)             865,884
Federal Natl Mtge Assn
  11-15-07                           3.25         2,500,000              2,470,298
Federal Natl Mtge Assn #254632
  02-01-18                           5.50         1,567,566(h)           1,575,283
Federal Natl Mtge Assn #254686
  04-01-18                           5.50         1,737,949(h)           1,745,873
Federal Natl Mtge Assn #254722
  05-01-18                           5.50           899,906(h)             904,009
Federal Natl Mtge Assn #255377
  08-01-34                           7.00           561,466(h)             582,278
Federal Natl Mtge Assn #357705
  02-01-35                           5.50         7,471,875(h)           7,406,318
Federal Natl Mtge Assn #360800
  01-01-09                           5.74           617,044(h)             620,882
Federal Natl Mtge Assn #440730
  12-01-28                           6.00           693,701(h)             707,505
Federal Natl Mtge Assn #555417
  05-01-33                           6.00         1,157,388(h)           1,173,073
Federal Natl Mtge Assn #555528
  04-01-33                           6.00         1,994,312(h)           2,019,392
Federal Natl Mtge Assn #555531
  06-01-33                           5.50         2,658,191(h)           2,636,409
Federal Natl Mtge Assn #555734
  07-01-23                           5.00           559,624(h)             546,362
Federal Natl Mtge Assn #555740
  08-01-18                           4.50           293,970(h)             285,266
Federal Natl Mtge Assn #555851
  01-01-33                           6.50         4,499,076(h)           4,634,186
Federal Natl Mtge Assn #575487
  04-01-17                           6.50           365,580(h)             375,851
Federal Natl Mtge Assn #621581
  12-01-31                           6.50           341,568(h)             354,709
Federal Natl Mtge Assn #631315
  02-01-17                           5.50           192,362(h)             193,662
Federal Natl Mtge Assn #639965
  08-01-17                           6.00           681,480(h)             695,331
Federal Natl Mtge Assn #640996
  05-01-32                           7.50           247,427(h)             258,281
Federal Natl Mtge Assn #646147
  06-01-32                           7.00           188,712(h)             198,018
Federal Natl Mtge Assn #652284
  08-01-32                           6.50           194,664(h)             200,138
Federal Natl Mtge Assn #653145
  07-01-17                           6.00           126,783(h)             129,334
Federal Natl Mtge Assn #654121
  09-01-17                           6.00           482,643(h)             492,305
Federal Natl Mtge Assn #655589
  08-01-32                           6.50           896,644(h)             930,734
Federal Natl Mtge Assn #666424
  08-01-32                           6.50           167,686(h)             172,401
Federal Natl Mtge Assn #670461
  11-01-32                           7.50           170,363(h)             177,837

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
UNITED STATES (CONT.)
Federal Natl Mtge Assn #684595
  03-01-33                           6.00%         $815,965(h)            $826,227
Federal Natl Mtge Assn #687583
  04-01-33                           6.00         2,070,571(h)           2,099,484
Federal Natl Mtge Assn #688034
  03-01-33                           5.50           270,962(h)             269,108
Federal Natl Mtge Assn #688691
  03-01-33                           5.50           444,935(h)             441,289
Federal Natl Mtge Assn #720786
  09-01-33                           5.50         1,008,507(h)           1,000,243
Federal Natl Mtge Assn #725162
  02-01-34                           6.00         2,046,227(h)           2,070,661
Federal Natl Mtge Assn #725232
  03-01-34                           5.00           856,580(h)             829,770
Federal Natl Mtge Assn #725424
  04-01-34                           5.50         5,225,403(h)           5,182,585
Federal Natl Mtge Assn #735029
  09-01-13                           5.28           674,779(h)             679,048
Federal Natl Mtge Assn #735883
  03-01-33                           6.00         5,754,633(h)           5,846,078
Federal Natl Mtge Assn #739474
  10-01-33                           5.50           571,605(h)             567,474
Federal Natl Mtge Assn #741850
  09-01-33                           5.50         1,585,198(h)           1,572,208
Federal Natl Mtge Assn #745257
  01-01-36                           6.00         2,179,845(h)           2,197,525
Federal Natl Mtge Assn #748110
  10-01-33                           6.50         1,631,610(h)           1,675,446
Federal Natl Mtge Assn #753507
  12-01-18                           5.00         1,899,741(h)           1,878,840
Federal Natl Mtge Assn #755498
  11-01-18                           5.50         1,268,691(h)           1,275,000
Federal Natl Mtge Assn #756236
  01-01-34                           6.00         7,049,301(h)           7,168,256
Federal Natl Mtge Assn #756799
  11-01-33                           6.50           580,235(h)             596,606
Federal Natl Mtge Assn #756844
  02-01-19                           5.00           448,831(h)             443,306
Federal Natl Mtge Assn #757299
  09-01-19                           4.50         2,997,311(h)           2,905,680
Federal Natl Mtge Assn #759336
  01-01-34                           6.00         4,261,800(h)           4,328,280
Federal Natl Mtge Assn #783646
  06-01-34                           5.50           726,013(h)             719,643
Federal Natl Mtge Assn #791393
  10-01-19                           5.50         2,118,765(h)           2,126,811
Federal Natl Mtge Assn #794298
  09-01-19                           5.50         1,979,688(h)           1,987,206
Federal Natl Mtge Assn #886292
  07-01-36                           7.00         4,945,915(h)           5,114,353
Federal Natl Mtge Assn #765946
  02-01-34                           5.50         8,415,242(h)           8,346,286
Federated Retail Holdings
  03-15-12                           5.35           675,000                672,894
  03-15-37                           6.38           205,000                199,258
Franklin Auto Trust
 Series 2004-1 Cl A3 (MBIA)
  03-15-12                           4.15           800,000(k)             793,236

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 39 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
UNITED STATES (CONT.)
Freeport-McMoRan Copper & Gold
Sr Unsecured
  04-01-15                           8.25%          $60,000                $64,575
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
  06-10-48                           4.77           500,000(h)             483,082
General Electric Capital Assurance
 Series 2003-1 Cl A3
  05-12-35                           4.77         1,775,000(d,h)         1,759,749
General Electric Capital
 (European Monetary Unit) Sr Unsub
  06-20-07                           5.13           740,000                990,265
General Electric Capital
 (New Zealand Dollar)
  02-04-10                           6.63         4,365,000              3,021,566
Genworth Financial
 (Japanese Yen)
  06-20-11                           1.60       140,000,000              1,185,866
Georgia-Pacific
  01-15-17                           7.13            95,000(d)              95,238
Govt Natl Mtge Assn #604708
  10-15-33                           5.50           659,151(h)             656,402
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
  01-20-32                          20.00           439,037(g,h)            37,055
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                           4.88           500,000(h)             495,969
Greif
 Sr Nts
  02-01-17                           6.75           195,000(d)             196,950
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                           4.96           900,000(h)             894,139
GS Mtge Securities II
 Series 2006-GG6 Cl A4
  04-10-38                           5.55         4,000,000(h)           4,055,796
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                           2.85           600,000(d,k)           588,067
Home Depot
 Sr Unsecured
  12-16-36                           5.88         1,510,000              1,439,673
Idearc
 Sr Nts
  11-15-16                           8.00            75,000(d)              77,063
Indiana Michigan Power
 Sr Nts
  03-15-37                           6.05           650,000                640,164
IPALCO Enterprises
 Secured
  11-14-08                           8.38           140,000                144,550
JPMorgan Chase Commercial Mtge Securities
 Series 2002-CIB5 Cl A1
  10-12-37                           4.37         1,018,154(h)           1,003,167
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A2
  07-12-37                           5.26         1,075,000(h)           1,076,111

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
UNITED STATES (CONT.)
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                           4.13%       $4,699,013(h)          $4,569,047
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                           3.97           364,195(h)             355,558
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                           4.77         1,625,000(h)           1,586,329
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  01-15-41                           4.48         2,652,551(h)           2,596,732
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A1
  12-15-44                           5.04         4,592,674(h)           4,575,442
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                           5.48         1,100,000(h)           1,107,945
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                           5.49         1,375,000(h)           1,390,504
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP7 Cl ASB
  04-15-45                           6.07         2,800,000(h,j)         2,898,549
Kraft Foods
 Sr Unsecured
  10-01-13                           5.25         1,360,000              1,340,149
L-3 Communications
  06-15-12                           7.63            80,000                 82,800
  07-15-13                           6.13            75,000                 73,875
L-3 Communications
 Series B
  10-15-15                           6.38           100,000                 99,125
LaBranche & Co
 Sr Nts
  05-15-12                          11.00           195,000                212,550
Lamar Media
  01-01-13                           7.25           114,000                115,424
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                           3.97           650,000(h)             620,471
LB-UBS Commercial Mtge Trust
 Series 2004-C6 Cl A1
  08-15-29                           3.88           962,897(h)             944,298
LB-UBS Commercial Mtge Trust
 Series 2004-C8 Cl A2
  12-15-29                           4.20         1,000,000(h)             979,180
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                           4.93         1,800,000(h)           1,777,356
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                           6.07           925,000(h)             960,247
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                           5.42         1,425,000(h)           1,431,077
Lehman Brothers Holdings
 Sr Nts
  02-06-12                           5.25         1,980,000              1,976,250

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
UNITED STATES (CONT.)
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                           6.25%         $976,102(d,h)          $975,339
Majestic Star Casino LLC/Capital
  10-15-10                           9.50           195,000                204,506
Merrill Lynch & Co
 Sub Nts
  01-29-37                           6.11         1,120,000(l)           1,085,801
MidAmerican Energy Holdings
  04-01-36                           6.13           415,000                414,103
Midwest Generation LLC
 Pass-Through Ctfs Series B
  01-02-16                           8.56            34,227                 37,436
Mohegan Tribal Gaming Authority
 Sr Sub Nts
  04-01-12                           8.00            50,000                 51,875
Morgan Stanley
  01-09-17                           5.45         1,975,000              1,942,515
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                           4.34           825,000(h)             810,963
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                           4.59           690,000(h)             673,668
Morgan Stanley Capital I
 Series 2005-T19 Cl AAB
  06-12-47                           4.85         1,900,000(h)           1,868,806
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                           5.97           775,000(h)             801,292
Morgan Stanley Capital I
 Series 2006-XLF Cl A2
  07-15-19                           5.45         1,500,000(d,h,j)       1,500,339
Morgan Stanley Dean Witter Capital I
 Series 2002-TOP7 Cl A2
  01-15-39                           5.98         2,425,000(h)           2,508,701
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                           0.00         3,400,000(g)             974,066
NewMarket
 Sr Nts
  12-15-16                           7.13           115,000(d)             114,425
Nomura Asset Securities
 Series 1998-D6 Cl A3
  03-15-30                           7.24         3,725,000(h)           4,111,615
NRG Energy
  02-01-14                           7.25           180,000(l)             184,500
Omnicare
  12-15-13                           6.75           345,000                346,293
  12-15-15                           6.88           105,000                105,919
Oncor Electric Delivery
 Secured
  01-15-15                           6.38           915,000                952,114
Pacific Gas & Electric
 Sr Unsub
  03-01-37                           5.80           815,000(l)             784,495

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 40 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
UNITED STATES (CONT.)
Plastipak Holdings
Sr Nts
  12-15-15                           8.50%          $95,000(d)            $100,700
Pokagon Gaming Authority
 Sr Nts
  06-15-14                          10.38            50,000(d)              55,125
Popular ABS Mtge Pass-Through Trust
 Series 2005-A Cl AF2
  06-25-35                           4.49           560,000                553,853
Pride Intl
 Sr Unsecured
  07-15-14                           7.38           375,000                384,375
Prudential Commercial Mtge Trust
 Series 2003-PWR1 Cl A1
  02-11-36                           3.67           602,623(h)             582,352
Prudential Financial
  12-14-36                           5.70           510,000                487,309
Qwest
  03-15-12                           8.88           265,000(l)             292,825
Qwest
 Sr Unsecured
  10-01-14                           7.50           220,000                232,100
Range Resources
  03-15-15                           6.38           195,000                192,075
  05-15-16                           7.50            50,000                 51,500
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                           5.57           855,000                852,136
Residential Capital LLC
  06-30-10                           6.38         1,025,000              1,024,724
RH Donnelley
 Sr Disc Nts Series A-1
  01-15-13                           6.88            85,000                 82,663
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                           6.13           845,000                848,278
Southern Star Central
 Sr Nts
  03-01-16                           6.75           300,000                300,000
Tennessee Gas Pipeline
  04-01-37                           7.63           590,000                677,895
Toyota Motor Credit
 (Japanese Yen) Sr Unsub
  06-09-08                           0.75       502,000,000              4,261,261
U.S. Treasury
  11-30-07                           4.25         2,975,000              2,960,589
  02-15-08                           3.38         1,055,000(l)           1,040,947
  02-15-10                           4.75         2,390,000              2,403,630
  02-29-12                           4.63         4,090,000              4,105,178
  02-15-17                           4.63        15,460,000(e)          15,428,600
  02-15-26                           6.00         1,645,000              1,859,235
Verizon New York
 Series A
  04-01-12                           6.88         2,245,000              2,369,240
Verizon Pennsylvania
 Series A
  11-15-11                           5.65         1,675,000              1,695,769
Wachovia Bank Commercial Mtge Trust
 Series 2003-C4 Cl A2
  04-15-35                           4.57         2,525,000(h)           2,470,750

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
UNITED STATES (CONT.)
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                           5.08%       $1,064,000(d,h)        $1,052,697
Wachovia Bank Commercial Mtge Trust
 Series 2003-C8 Cl A2
  11-15-35                           3.89           750,000(h)             733,806
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                           4.94           925,000(h)             901,097
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                           5.09           925,000(h)             920,967
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
  03-15-45                           5.56         2,425,000(h)           2,459,099
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
  07-15-45                           5.76           700,000(h)             718,447
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                           5.73         1,200,000(h)           1,227,792
Washington Mutual
 Collateralized Mtge Obligation
 Series 2005-AR17 Cl A1C1
  12-25-45                           5.51            85,765(h,i)            85,771
Williams Companies
 Sr Nts
  07-15-19                           7.63           754,000                819,975
Windstream
  08-01-16                           8.63            70,000                 76,563
Wyeth
  04-01-37                           5.95           850,000                837,123
                                                                   ---------------
Total                                                                  285,758,302
----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $779,559,711)                                                  $800,086,066
----------------------------------------------------------------------------------

SENIOR LOANS (1.8%)(m)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                  VALUE(A)
BERMUDA (--%)
Intelsat Bermuda
 Term Loan
  02-01-14                             7.86%       $320,000(c)            $322,000
----------------------------------------------------------------------------------

GERMANY (--%)
Celanese
 Tranche B Term Loan
  04-06-14                             7.10         290,000(b,c)           290,000
----------------------------------------------------------------------------------

NETHERLANDS (0.2%)
VNU
 Tranche B Term Loan
  08-09-13                             7.61       1,225,000(b,c)         1,235,388
  08-09-13                             7.61         374,063(c)             377,235
                                                                   ---------------
Total                                                                    1,612,623
----------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                  VALUE(A)

UNITED STATES (1.6%)
Aramark
 Tranche B Term Loan
  01-26-14                        7.45-7.48%        $65,000(b)             $65,199
  01-26-14                        7.45-7.48         550,000                551,683
Charter Communications
 Tranche B Term Loan
  04-28-14                             7.35       1,795,000(b)           1,788,825
Domtar
 Tranche B Term Loan
  03-05-14                             6.70         500,000                499,690
Ford Motor
 Tranche B Term Loan
  12-15-13                             8.36         190,000                190,686
Freeport-McMoRan Copper & Gold
 Tranche B Term Loan
  03-17-14                             7.07       1,505,000(b)           1,506,972
HCA
 Tranche B Term Loan
  11-17-13                             7.60       3,531,150              3,563,354
Level 3 Communications
 Tranche B Term Loan
  03-16-14                             7.61         980,000(b)             983,263
Michaels Stores
 Tranche B Term Loan
  10-31-13                             8.13         410,222                413,479
Natl CineMedia LLC
 Tranche B Term Loan
  02-13-15                             7.09          25,000                 25,025
Neiman Marcus Group
 Tranche B Term Loan
  04-27-13                             7.35         490,000                493,896
Pinnacle Foods Finance
 Tranche B Term Loan
  03-30-14                             8.10         745,000(b)             745,000
Univision Communications
 Tranche B Term Loan
  09-23-14                             7.57       1,700,000(b)           1,700,000
West Corp
 Tranche B Term Loan
  10-24-13                        7.74-8.11         360,000                361,994
                                                                   ---------------
Total                                                                   12,889,066
----------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $15,101,111)                                                    $15,113,689
----------------------------------------------------------------------------------

MONEY MARKET FUND (6.1%)(f)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 52,172,215(n)          $52,172,215
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $52,172,215)                                                     $52,172,215
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $846,833,037)(o)                                                $867,371,970
===================================================================================

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 41 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Global Bond Fund

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b) At March 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $8,326,072.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $30,258,232 or 3.5% of net assets.

(e)  At March 31, 2007, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.3% of net assets. 4.8% of net assets is the Fund's cash equivalent position.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2007.

(h) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2007.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2007.

(k) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
MBIA   -- MBIA Insurance Corporation

(l) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
PURCHASE CONTRACTS
Euro-Bund, June 2007, 10-year                                          $12,000,000
Japanese Govt Bond, June 2007, 10-year                                 400,000,000
U.S. Long Bond, June 2007, 20-year                                       4,300,000
U.S. Treasury Note, June 2007, 2-year                                   25,400,000
SALE CONTRACTS
U.S. Treasury Note, June 2007, 5-year                                    5,400,000
U.S. Treasury Note, June 2007, 10-year                                  31,400,000

(m) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(o) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $846,833,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $27,426,000
Unrealized depreciation                                               (6,887,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $20,539,000
--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 42 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Global Inflation Protected Securities Fund
MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (95.0%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                 VALUE(A)
CANADA (3.0%)
Govt of Canada
 (Canadian Dollar)
  12-01-26                          4.25%       $17,528,321(b,c)          $21,417,835
-------------------------------------------------------------------------------------

FRANCE (9.9%)
Govt of France
 (European Monetary Unit)
  07-25-12                          3.00         30,422,049(b,c)           43,113,865
  07-25-20                          2.25         20,017,602(b,c)           27,642,511
                                                                      ---------------
Total                                                                      70,756,376
-------------------------------------------------------------------------------------

GERMANY (2.0%)
Deutsche Bundesrepublik
 (European Monetary Unit)
  04-15-16                          1.50         10,994,724(b,c)           14,178,162
-------------------------------------------------------------------------------------

ITALY (7.0%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
  09-15-10                          0.95         22,179,445(b,c)           28,811,722
  09-15-35                          2.35         15,893,181(b,c)           21,586,348
                                                                      ---------------
Total                                                                      50,398,070
-------------------------------------------------------------------------------------

JAPAN (3.2%)
Govt of Japan
 (Japanese Yen)
  06-20-08                          0.50       2,701,000,000(c)            22,878,087
-------------------------------------------------------------------------------------

SWEDEN (1.9%)
Govt of Sweden
 (Swedish Krone)
  12-01-28                          3.50         64,670,000(c,d)           13,739,526
-------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)

UNITED KINGDOM (16.9%)
United Kingdom Gilt Inflation Linked
 (British Pound)
  07-26-16                          2.50%        $5,690,000(c,d)          $28,731,179
  04-16-20                          2.50         10,310,000(c,d)           53,504,655
  07-22-30                          4.13          8,660,000(c,d)           39,525,000
                                                                      ---------------
Total                                                                     121,760,834
-------------------------------------------------------------------------------------

UNITED STATES (51.0%)
Federal Natl Mtge Assn
  02-16-12                          5.00         14,000,000                14,084,686
U.S. Treasury Inflation-Indexed Bond
  01-15-08                          3.63         16,284,840(b)             16,535,142
  04-15-10                          0.88         40,593,880(b)             39,254,465
  07-15-12                          3.00         22,449,294(b)             23,533,717
  01-15-14                          2.00         36,636,447(b)             36,282,299
  07-15-14                          2.00         29,669,765(b)             29,239,284
  01-15-15                          1.63         31,032,994(b)             29,794,485
  01-15-16                          2.00         48,468,587(b,e)           47,725,396
  07-15-16                          2.50         14,595,587(b)             14,978,508
  01-15-17                          2.38         36,428,139(b)             36,971,141
  01-15-25                          2.38         25,364,509(b)             25,531,588
  04-15-28                          3.63         38,813,465(b)             47,249,706
  04-15-29                          3.88          4,579,506(b)              5,813,677
                                                                      ---------------
Total                                                                     366,994,094
-------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $667,989,166)                                                     $682,122,984
-------------------------------------------------------------------------------------

MONEY MARKET FUND (6.8%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 48,586,081(f)          $48,586,081
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $48,586,081)                                                     $48,586,081
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $716,535,247)(g)                                                $730,709,065
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) These inflation-indexed bonds are securities in which the principal amount disclosed represents the original face.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, June 2007, 5-year                                  $14,600,000

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $716,535,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $14,686,000
Unrealized depreciation                                                 (512,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $14,174,000
--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 43 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Growth Fund
MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (94.9%)
ISSUER                                            SHARES               VALUE(A)
AEROSPACE & DEFENSE (2.2%)
Boeing                                               95,000              $8,446,450
Honeywell Intl                                       79,585               3,665,685
Lockheed Martin                                      16,437               1,594,718
                                                                    ---------------
Total                                                                    13,706,853
-----------------------------------------------------------------------------------

BEVERAGES (2.8%)
Anheuser-Busch Companies                             62,520               3,154,759
Coca-Cola                                            63,804               3,062,592
PepsiCo                                             181,220              11,518,343
                                                                    ---------------
Total                                                                    17,735,694
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (4.4%)
Amgen                                               184,100(b)           10,287,508
Biogen Idec                                          95,085(b)            4,219,872
Genentech                                           161,645(b)           13,274,288
                                                                    ---------------
Total                                                                    27,781,668
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.4%)
Fortress Investment Group LLC Cl A                   69,779(f)            2,001,262
KKR Private Equity Investors LP Unit                278,546(e)            6,754,740
                                                                    ---------------
Total                                                                     8,756,002
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (9.6%)
Alcatel-Lucent ADR                                  270,197(c)            3,193,729
Cisco Systems                                       447,151(b)           11,415,765
JDS Uniphase                                        207,622(b)            3,162,083
Nokia ADR                                           278,825(c)            6,390,669
QUALCOMM                                            715,744              30,533,638
Telefonaktiebolaget LM Ericsson ADR                 178,686(c)            6,627,464
                                                                    ---------------
Total                                                                    61,323,348
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.1%)
Apple                                                53,471(b)            4,967,991
Brocade Communications Systems                       23,511(b)              223,825
Dell                                                 54,612(b)            1,267,545
Hewlett-Packard                                     129,312               5,190,583
SanDisk                                              35,889(b)            1,571,938
                                                                    ---------------
Total                                                                    13,221,882
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.5%)
AT&T                                                317,881              12,534,048
Chunghwa Telecom ADR                                 13,120(c)              261,350
COLT Telecom Group                                  205,255(b,c)            718,871
Embarq                                               58,458               3,294,108
France Telecom                                      103,077(c)            2,722,158
Qwest Communications Intl                         1,011,338(b)            9,091,929
                                                                    ---------------
Total                                                                    28,622,464
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

FOOD & STAPLES RETAILING (0.6%)
CVS/Caremark                                         37,389              $1,276,445
Safeway                                              36,150               1,324,536
Wal-Mart Stores                                      31,091               1,459,722
                                                                    ---------------
Total                                                                     4,060,703
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Kellogg                                              78,078               4,015,552
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.6%)
Boston Scientific                                   765,209(b)           11,126,139
Medtronic                                            76,314               3,743,965
Zimmer Holdings                                      17,876(b)            1,526,789
                                                                    ---------------
Total                                                                    16,396,893
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.1%)
Cardinal Health                                     139,440              10,172,148
Humana                                               48,248(b)            2,799,349
McKesson                                            102,638               6,008,429
UnitedHealth Group                                  132,922               7,040,878
                                                                    ---------------
Total                                                                    26,020,804
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.9%)
Harrah's Entertainment                               40,131               3,389,063
Pinnacle Entertainment                               79,986(b)            2,325,193
                                                                    ---------------
Total                                                                     5,714,256
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.9%)
Harman Intl Inds                                    123,434              11,859,539
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (3.6%)
Colgate-Palmolive                                   111,156               7,424,109
Procter & Gamble                                    220,013              13,896,021
Spectrum Brands                                     224,106(b,f)          1,418,591
                                                                    ---------------
Total                                                                    22,738,721
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.9%)
General Electric                                    346,262              12,243,824
-----------------------------------------------------------------------------------

INSURANCE (2.5%)
ACE                                                  45,295(c)            2,584,533
AFLAC                                                14,255                 670,840
American Intl Group                                 128,600               8,644,492
Hartford Financial Services Group                     7,376                 704,998
Prudential Financial                                 33,314               3,006,922
                                                                    ---------------
Total                                                                    15,611,785
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (3.6%)
eBay                                                 92,321(b)            3,060,441
Google Cl A                                          43,287(b)           19,832,372
                                                                    ---------------
Total                                                                    22,892,813
-----------------------------------------------------------------------------------

IT SERVICES (1.1%)
First Data                                          245,757               6,610,864
HCL Technologies                                     44,130(c)              295,858
                                                                    ---------------
Total                                                                     6,906,722
-----------------------------------------------------------------------------------

MACHINERY (0.3%)
Flowserve                                            35,288               2,018,121
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MEDIA (12.8%)
Charter Communications Cl A                         499,078(b)           $1,392,428
Comcast Cl A                                        177,769(b)            4,613,106
Idearc                                                3,376                 118,498
ITV                                               1,152,517(c)            2,471,787
Liberty Global Cl A                                  30,604(b)            1,007,790
Liberty Global Series C                              46,481(b)            1,424,178
News Corp Cl A                                      197,801               4,573,159
RH Donnelley                                         17,744               1,257,872
Time Warner Cable Cl A                               17,270(b)              647,107
Virgin Media                                      1,961,439(d)           49,526,334
Vivendi                                             116,154(c)            4,719,959
WorldSpace Cl A                                      75,678(b)              270,927
XM Satellite Radio Holdings Cl A                    772,589(b,d)          9,981,849
                                                                    ---------------
Total                                                                    82,004,994
-----------------------------------------------------------------------------------

METALS & MINING (1.6%)
Coeur d'Alene Mines                                 767,767(b)            3,155,522
Gold Fields ADR                                      53,194(c)              983,025
Kinross Gold                                         81,564(b,c)          1,124,768
Newmont Mining                                      111,420               4,678,526
                                                                    ---------------
Total                                                                     9,941,841
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.6%)
Chevron                                              26,599               1,967,262
Exxon Mobil                                         150,197              11,332,363
Kinder Morgan Management LLC                             --(b)                    1
Total                                                96,042(c)            6,729,017
Valero Energy                                        42,222               2,722,897
                                                                    ---------------
Total                                                                    22,751,540
-----------------------------------------------------------------------------------

PHARMACEUTICALS (8.5%)
AstraZeneca                                         212,827(c)           11,448,863
Bristol-Myers Squibb                                133,101               3,694,884
Eli Lilly & Co                                       90,137               4,841,258
Johnson & Johnson                                   115,836               6,980,277
Merck & Co                                          307,949              13,602,108
Pfizer                                              395,195               9,982,626
Schering-Plough                                     147,851               3,771,679
                                                                    ---------------
Total                                                                    54,321,695
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Agere Systems                                        78,813(b)            1,782,750
Atmel                                               592,439(b)            2,979,968
Broadcom Cl A                                        19,302(b)              619,015
LSI                                                 208,103(b)            2,172,595
Spansion Cl A                                       230,325(b)            2,807,662
United Microelectronics ADR                          42,678(c)              135,716
                                                                    ---------------
Total                                                                    10,497,706
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 44 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Growth Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SOFTWARE (3.3%)
Business Objects ADR                                 70,641(b,c)         $2,556,498
Microsoft                                           527,219              14,693,593
Oracle                                               74,222(b)            1,345,645
Symantec                                            151,922(b)            2,628,251
                                                                    ---------------
Total                                                                    21,223,987
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.3%)
TJX Companies                                        60,611               1,634,073
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.4%)
Countrywide Financial                                81,550               2,743,342
-----------------------------------------------------------------------------------

TOBACCO (2.3%)
Altria Group                                        168,992              14,839,188
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

WIRELESS TELECOMMUNICATION SERVICES (9.8%)
ALLTEL                                              272,986             $16,925,132
Hutchison Telecommunications Intl                 1,986,904(b,c)          4,028,384
Millicom Intl Cellular                               33,121(b,c)          2,595,362
Orascom Telecom Holding GDR                          62,486(c)            4,249,048
Sprint Nextel                                       612,586              11,614,631
Vodafone Group                                    7,807,924(c)           20,816,706
Vodafone Group ADR                                   93,386(c)            2,508,348
                                                                    ---------------
Total                                                                    62,737,611
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $568,804,683)                                                   $604,323,621
-----------------------------------------------------------------------------------

OPTIONS PURCHASED (0.8%)
                                   EXERCISE   EXPIRATION
ISSUER                 CONTRACTS    PRICE        DATE        VALUE(A)
CALLS
ALLTEL                     818      $65.00    April 2007      $40,900
QUALCOMM                   215       50.00    Jan. 2008        58,587
Virgin Media             5,985       27.50    June 2007       403,988
Virgin Media             2,036       27.50    Jan. 2008       417,380
---------------------------------------------------------------------

OPTIONS PURCHASED (CONTINUED)
                                   EXERCISE   EXPIRATION
ISSUER                 CONTRACTS    PRICE        DATE        VALUE(A)

PUTS
Mini Nasdaq 100 Index    2,133     $177.50    June 2007    $1,087,830
Nasdaq 100 Trust
 Series 1               10,688       44.00    June 2007     1,555,104
XM Satellite Radio Holdings
 Cl A                    6,176       15.00    Jan. 2008     1,837,360
---------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $6,201,476)                                         $5,401,149
---------------------------------------------------------------------

MONEY MARKET FUND (4.7%)(g)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 29,755,513(h)          $29,755,513
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $29,755,513)                                                     $29,755,513
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $604,761,672)(i)                                                $639,480,283
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2007, the value of foreign securities represented 13.7% of net assets.

(d) At March 31, 2007, securities valued at $28,128,892 were held to cover open call options written as follows:

                                                                                  EXERCISE         EXPIRATION
ISSUER                                                          CONTRACTS          PRICE              DATE            VALUE(A)
------------------------------------------------------------------------------------------------------------------------------
Virgin Media                                                      5,985            $30.00          June 2007          $104,738
Virgin Media                                                      1,995             30.00          Jan. 2008           234,413
XM Satellite Radio Holdings Cl A                                  6,176             20.00          Jan. 2008           231,600
------------------------------------------------------------------------------------------------------------------------------
Total value                                                                                                           $570,751
------------------------------------------------------------------------------------------------------------------------------

   At March 31, 2007, cash or short-term securities were designated to cover open put options written as follows:

                                                                                  EXERCISE         EXPIRATION
ISSUER                                                          CONTRACTS          PRICE              DATE            VALUE(A)
------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings Cl A                                  6,176            $12.50          Jan. 2008          $972,720

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at March 31, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
---------------------------------------------------------------------------------------------------------
KKR Private Equity Investors LP Unit                            05-01-06 thru 12-14-06         $6,257,163

(f)  At March 31, 2007, security was partially or fully on loan.

(g) Cash collateral received from security lending activity is invested in a money market fund and represents 0.5% of net assets. 4.2% of net assets is the Fund's cash equivalent position.

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(i) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $604,762,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $48,931,000
Unrealized depreciation                                              (14,213,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $34,718,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 45 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Growth Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 46 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - High Yield Bond Fund
MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (88.3%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                 VALUE(A)
AEROSPACE & DEFENSE (3.2%)
Alion Science and Technology
 Sr Unsecured
  02-01-15                          10.25%       $5,835,000(d)             $6,010,050
Communications & Power Inds
  02-01-12                           8.00         6,955,000                 7,215,812
CPI Intl
 Sr Unsecured
  02-01-15                          11.15         4,200,000(k)              4,336,500
DRS Technologies
  11-01-13                           6.88         2,745,000                 2,772,450
  02-01-16                           6.63         3,185,000                 3,216,850
  02-01-18                           7.63         2,410,000                 2,506,400
L-3 Communications
  06-15-12                           7.63         4,425,000                 4,579,875
  07-15-13                           6.13         1,010,000                   994,850
L-3 Communications
 Series B
  10-15-15                           6.38         6,450,000                 6,393,563
TransDigm
 Sr Sub Nts
  07-15-14                           7.75         1,810,000(d)              1,868,825
                                                                      ---------------
Total                                                                      39,895,175
-------------------------------------------------------------------------------------

AUTOMOTIVE (1.8%)
Ford Motor Credit
 Sr Nts
  08-10-11                           9.88         4,217,000                 4,444,887
GMAC
  04-15-16                           7.70        12,530,000                11,652,900
GMAC LLC
  09-15-11                           6.88         2,700,000                 2,702,616
Goodyear Tire & Rubber
 Sr Nts
  12-01-09                           9.14         3,465,000(d,k)            3,482,325
                                                                      ---------------
Total                                                                      22,282,728
-------------------------------------------------------------------------------------

BROKERAGE (1.0%)
LaBranche & Co
 Sr Nts
  05-15-09                           9.50           830,000                   871,500
  05-15-12                          11.00        10,120,000                11,030,800
                                                                      ---------------
Total                                                                      11,902,300
-------------------------------------------------------------------------------------

BUILDING MATERIALS (1.0%)
Gibraltar Inds
 Series B
  12-01-15                           8.00         3,408,000                 3,442,080
Interline Brands
 Sr Sub Nts
  06-15-14                           8.13         1,931,000                 1,993,758
Norcraft Companies LP/Finance
  11-01-11                           9.00         3,310,000                 3,409,300

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)
BUILDING MATERIALS (CONT.)
Norcraft Holdings LP/Capital
 Sr Disc Nts
 (Zero coupon through 09-01-08,
 thereafter 9.75%)
  09-01-12                           8.31%       $4,350,000(l)             $3,915,000
                                                                      ---------------
Total                                                                      12,760,138
-------------------------------------------------------------------------------------

CHEMICALS (5.1%)
Chemtura
  06-01-16                           6.88         7,870,000                 7,614,225
Georgia Gulf
 Sr Nts
  12-15-13                           7.13         5,063,000                 4,657,960
Georgia Gulf
 Sr Sub Nts
  10-15-16                          10.75         2,499,000(d)              2,399,040
Hexion US Finance/Nova Scotia
 Sr Nts
  11-15-14                           9.75         6,680,000(d)              7,005,650
INEOS Group Holdings
 Sr Sub Nts
  02-15-16                           8.50         5,985,000(c,d)            5,730,638
INVISTA
  05-01-12                           9.25        13,955,000(d)             14,896,962
MacDermid
 Sr Sub Nts
  04-15-17                           9.50         4,280,000(d,f)            4,387,000
NALCO
 Sr Sub Nts
  11-15-13                           8.88         3,845,000                 4,085,313
NALCO
 Sr Unsecured
  11-15-11                           7.75         2,490,000                 2,552,250
NewMarket
 Sr Nts
  12-15-16                           7.13         3,785,000(d)              3,766,075
PQ
  02-15-13                           7.50         6,312,000                 6,375,120
                                                                      ---------------
Total                                                                      63,470,233
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.3%)
United Rentals North America
 Sr Sub Nts
  02-15-14                           7.00         3,595,000                 3,586,013
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (3.2%)
AAC Group Holding
 Sr Disc Nts
 (Zero coupon through 10-01-08, thereafter 10.25%)
  10-01-12                          10.28         4,225,000(l)              3,791,938
AAC Group Holding
 Sr Unsecured Pay-in-kind
  10-01-12                          14.75           765,000(h)                860,625
Jarden
  05-01-17                           7.50         6,990,000                 7,033,688
Sealy Mattress
  06-15-14                           8.25         7,980,000                 8,398,949

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)
CONSUMER PRODUCTS (CONT.)
Visant Holding
 Sr Disc Nts
 (Zero coupon through 12-01-08,
 thereafter 10.25%)
  12-01-13                          10.14%       $3,350,000(l)             $3,111,313
Visant Holding
 Sr Nts
  12-01-13                           8.75         7,655,000                 7,980,338
Vitro
 Sr Unsecured
  02-01-17                           9.13         8,000,000(c,d)            8,139,999
                                                                      ---------------
Total                                                                      39,316,850
-------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (1.2%)
ALH Finance LLC
  01-15-13                           8.50         1,182,000                 1,179,045
Baldor Electric
  02-15-17                           8.63         3,040,000                 3,211,000
RBS Global & Rexnord
  08-01-14                           9.50         4,940,000                 5,137,600
RBS Global & Rexnord
 Sr Nts
  09-01-16                           8.88           585,000(d)                590,850
TriMas
  06-15-12                           9.88         4,775,000                 4,769,031
                                                                      ---------------
Total                                                                      14,887,526
-------------------------------------------------------------------------------------

ELECTRIC (3.3%)
Dynegy Holdings
 Sr Unsecured
  05-01-16                           8.38         5,550,000                 5,772,000
  05-15-18                           7.13         4,885,000                 4,689,600
Edison Mission Energy
 Sr Unsecured
  06-15-16                           7.75         6,573,000                 6,852,353
Midwest Generation LLC
 Pass-Through Ctfs Series B
  01-02-16                           8.56         3,993,082                 4,367,433
Mirant Americas Generation LLC
 Sr Unsecured
  05-01-11                           8.30         4,315,000                 4,422,875
Mirant North America LLC
  12-31-13                           7.38         5,390,000                 5,524,750
NRG Energy
  02-01-14                           7.25         3,589,000                 3,678,725
  01-15-17                           7.38         2,955,000                 3,032,569
Reliant Energy
  12-15-14                           6.75         1,705,000                 1,798,775
                                                                      ---------------
Total                                                                      40,139,080
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.9%)
AMC Entertainment
  02-01-16                          11.00         7,570,000                 8,620,338
United Artists Theatre Circuit
 Series AU4
  07-01-15                           9.30         1,970,553(j)              2,049,375

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 47 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - High Yield Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)
ENTERTAINMENT (CONT.)
United Artists Theatre Circuit
Series AV2
  07-01-15                           9.30%         $641,381(j)               $667,036
                                                                      ---------------
Total                                                                      11,336,749
-------------------------------------------------------------------------------------

ENVIRONMENTAL (1.1%)
Allied Waste North America
 Series B
  04-15-14                           7.38           595,000                   603,925
  05-15-16                           7.13         2,625,000                 2,670,938
Allied Waste North America
 Sr Nts
  04-15-13                           7.88         1,920,000                 1,992,000
Clean Harbors
  07-15-12                          11.25         3,872,000                 4,307,836
WCA Waste
  06-15-14                           9.25         3,410,000                 3,623,125
                                                                      ---------------
Total                                                                      13,197,824
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (3.2%)
Aramark
 Sr Nts
  02-01-15                           8.50         3,650,000(d)              3,777,750
  02-01-15                           8.86         1,700,000(d,k)            1,748,875
ASG Consolidated LLC/Finance
 Sr Disc Nts
 (Zero coupon through 11-01-08, thereafter 11.50%)
  11-01-11                          12.16        11,075,000(l)             10,022,875
Constellation Brands
  09-01-16                           7.25         3,860,000                 3,908,250
Cott Beverages USA
  12-15-11                           8.00        10,946,000                11,164,920
Del Monte
  02-15-15                           6.75           635,000                   627,856
Pinnacle Foods Finance LLC
 Sr Sub Nts
  04-01-17                          10.63         8,755,000(d,f)            8,623,675
                                                                      ---------------
Total                                                                      39,874,201
-------------------------------------------------------------------------------------

GAMING (5.1%)
Boyd Gaming
 Sr Sub Nts
  04-15-14                           6.75         6,170,000                 6,154,575
  02-01-16                           7.13           814,000                   797,720
Buffalo Thunder Development Authority
 Secured
  12-15-14                           9.38         4,880,000(d)              4,989,800
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
  03-01-12                          10.13         3,970,000                 4,158,575
Harrah's Operating
  06-01-16                           6.50         5,086,000                 4,505,891
  10-01-17                           5.75         4,250,000                 3,516,875
Majestic Star Casino LLC/Capital
  10-15-10                           9.50         6,405,000                 6,717,244
MGM MIRAGE
  02-27-14                           5.88         9,725,000                 9,092,875
Pokagon Gaming Authority
 Sr Nts
  06-15-14                          10.38         6,300,000(d)              6,945,750

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)
GAMING (CONT.)
Station Casinos
 Sr Sub Nts
  03-01-16                           6.88%       $2,203,000                $2,018,499
  03-15-18                           6.63         1,155,000                 1,027,950
Tunica-Biloxi Gaming Authority
 Sr Unsecured
  11-15-15                           9.00         6,275,000(d)              6,675,031
Wheeling Island Gaming
  12-15-09                          10.13           560,000                   568,400
Wynn Las Vegas LLC/Capital
 1st Mtge
  12-01-14                           6.63         6,390,000                 6,326,100
                                                                      ---------------
Total                                                                      63,495,285
-------------------------------------------------------------------------------------

GAS PIPELINES (2.1%)
Southern Star Central
 Sr Nts
  03-01-16                           6.75         4,260,000                 4,260,000
Williams Companies
 Sr Nts
  07-15-19                           7.63        16,825,000                18,297,187
Williams Partners LP/Finance
  02-01-17                           7.25         3,515,000(d)              3,717,113
                                                                      ---------------
Total                                                                      26,274,300
-------------------------------------------------------------------------------------

HEALTH CARE (9.9%)
Community Health Systems
 Sr Unsecured
  12-15-12                           6.50         7,295,000                 7,513,850
DaVita
  03-15-13                           6.63        12,355,000                12,354,999
  03-15-15                           7.25         9,985,000                10,097,331
HCA
 Secured
  11-15-16                           9.25         9,540,000(d)             10,303,200
HCA
 Sr Unsecured
  02-15-16                           6.50         8,100,000                 6,895,125
IASIS Healthcare LLC/Capital
 Sr Sub Nts
  06-15-14                           8.75         4,426,000                 4,580,910
MedCath Holdings
  07-15-12                           9.88        10,033,000                10,860,722
Omnicare
  12-15-13                           6.75         5,530,000                 5,550,738
  12-15-15                           6.88         5,003,000                 5,046,776
Omnicare
 Sr Sub Nts
  06-01-13                           6.13         1,270,000                 1,236,663
Select Medical
  02-01-15                           7.63         4,476,000                 4,028,400
Select Medical
 Sr Unsecured
  09-15-15                          11.08        16,539,000(k)             15,877,439
Triad Hospitals
 Sr Nts
  05-15-12                           7.00         7,970,000                 8,268,875
Triad Hospitals
 Sr Sub Nts
  11-15-13                           7.00         2,830,000                 2,953,813

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)
HEALTH CARE (CONT.)
US Oncology
  08-15-14                          10.75%       $2,215,000                $2,469,725
US Oncology Holdings
 Sr Unsecured Pay-in-kind
  03-15-12                           9.80         3,400,000(d,h,k)          3,408,500
Vanguard Health Holding I LLC
 Sr Disc Nts
 (Zero coupon through 10-01-09, thereafter 11.25%)
  10-01-15                          14.12         2,830,000(l)              2,299,375
Vanguard Health Holding II LLC
 Sr Sub Nts
  10-01-14                           9.00         4,168,000                 4,220,100
VWR Intl
  04-15-14                           8.00           955,000                   995,588
VWR Intl
 Sr Unsecured
  04-15-12                           6.88         2,185,000                 2,206,850
                                                                      ---------------
Total                                                                     121,168,979
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (0.9%)
K Hovnanian Enterprises
  05-15-16                           7.50         1,425,000                 1,328,813
Meritage Homes
  03-15-15                           6.25         4,585,000                 4,137,963
William Lyon Homes
 Sr Nts
  02-15-14                           7.50         6,720,000                 5,879,999
                                                                      ---------------
Total                                                                      11,346,775
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (5.7%)
Chaparral Energy
  12-01-15                           8.50         4,874,000                 4,813,075
Chaparral Energy
 Sr Nts
  02-01-17                           8.88         7,600,000(d)              7,656,999
Chesapeake Energy
  08-15-14                           7.00         4,143,000                 4,267,290
  01-15-16                           6.63         3,120,000                 3,143,400
  01-15-18                           6.25         1,545,000                 1,525,688
Compton Petroleum Finance
  12-01-13                           7.63         5,233,000(c)              5,115,258
Denbury Resources
 Sr Sub Nts
  12-15-15                           7.50         4,095,000                 4,125,713
Encore Acquisition
  07-15-15                           6.00         4,800,000                 4,272,000
  12-01-17                           7.25         2,740,000                 2,603,000
EXCO Resources
 Secured
  01-15-11                           7.25         7,618,000                 7,637,044
Hilcorp Energy I LP/Finance
 Sr Unsecured
  11-01-15                           7.75         4,490,000(d)              4,411,425
PetroHawk Energy
  07-15-13                           9.13         7,815,000                 8,322,974
Pioneer Natural Resources
  05-01-18                           6.88         5,310,000                 5,222,120
Pioneer Natural Resources
 Sr Nts
  07-15-16                           5.88         6,150,000                 5,722,440

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 48 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - High Yield Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)
INDEPENDENT ENERGY (CONT.)
Range Resources
  05-15-16                           7.50%       $1,970,000                $2,029,100
                                                                      ---------------
Total                                                                      70,867,526
-------------------------------------------------------------------------------------

LODGING (0.3%)
Hilton Hotels
 Sr Nts
  12-15-17                           7.50         3,350,000                 3,463,063
-------------------------------------------------------------------------------------

MEDIA CABLE (5.2%)
CCH II LLC/Capital
  10-01-13                          10.25         2,800,000                 3,059,000
CCO Holdings LLC/Capital
 Sr Nts
  12-15-10                           9.48         4,020,000(k)              4,100,400
  11-15-13                           8.75         3,560,000                 3,684,600
Charter Communications Operating LLC/Capital
 Sr Nts
  04-30-12                           8.00         3,797,000(d)              3,953,626
CSC Holdings
 Sr Nts
  04-15-12                           6.75         4,028,000(d)              4,002,825
DIRECTV Holdings LLC/Finance
  06-15-15                           6.38         5,000,000                 4,750,000
EchoStar DBS
  10-01-14                           6.63         4,045,000                 4,070,281
  02-01-16                           7.13         7,565,000                 7,810,863
Quebecor Media
 Sr Nts
  03-15-16                           7.75         4,630,000(c)              4,757,325
Univision Communications
 Sr Nts Pay-in-kind
  03-15-15                           9.75         9,075,000(d,h)            9,131,719
Videotron Ltee
  01-15-14                           6.88         9,070,000(c)              9,160,700
Virgin Media Finance
  04-15-14                           8.75         2,200,000(c)              2,288,000
  08-15-16                           9.13         2,960,000(c)              3,122,800
                                                                      ---------------
Total                                                                      63,892,139
-------------------------------------------------------------------------------------

MEDIA NON CABLE (9.5%)
Clear Channel Communications
 Sr Nts
  09-15-14                           5.50         3,345,000                 2,961,352
Clear Channel Communications
 Sr Unsub
  12-15-16                           5.50        10,275,000                 8,667,949
Idearc
 Sr Nts
  11-15-16                           8.00         7,545,000(d)              7,752,488
Intelsat Bermuda
  06-15-16                           9.25         2,250,000(c,d)            2,491,875
Intelsat Bermuda
 Sr Nts
  06-15-13                          11.35         3,460,000(c,d,k)          3,710,850
  06-15-16                          11.25           815,000(c,d)              925,025
Intelsat Bermuda
 Sr Unsecured
  01-15-15                           8.87         2,855,000(c,d,k)          2,924,987

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)
MEDIA NON CABLE (CONT.)
Intelsat Intermediate Holding
 (Zero coupon through 02-01-10,
 thereafter 9.25%)
  02-01-15                           8.33%       $1,700,000(c,l)           $1,411,000
Lamar Media
  01-01-13                           7.25         2,882,000                 2,918,025
Lamar Media
 Series B
  08-15-15                           6.63         3,650,000                 3,558,750
Lamar Media
 Sr Unsecured
  08-15-15                           6.63         5,468,000                 5,331,300
Liberty Media LLC
 Sr Unsecured
  02-01-30                           8.25         2,330,000                 2,329,322
Liberty Media
 Sr Nts
  05-15-13                           5.70         8,824,000                 8,460,195
LIN TV
 Series B
  05-15-13                           6.50         5,210,000                 5,099,288
Nielsen Finance LLC
 Sr Nts
  08-01-14                          10.00        11,585,000(d)             12,627,649
Radio One
  02-15-13                           6.38         6,833,000                 6,593,845
Rainbow Natl Services LLC
 Sr Nts
  09-01-12                           8.75         9,115,000(d)              9,696,080
Rainbow Natl Services LLC
 Sr Sub Deb
  09-01-14                          10.38         3,775,000(d)              4,223,281
RH Donnelley
 Sr Disc Nts Series A-1
  01-15-13                           6.88         1,370,000                 1,332,325
RH Donnelley
 Sr Disc Nts Series A-2
  01-15-13                           6.88         5,909,000                 5,746,503
RH Donnelley
 Sr Unsecured
  01-15-13                           6.88         8,744,000                 8,503,540
Sinclair Broadcast Group
  03-15-12                           8.00         3,584,000                 3,709,440
Sun Media
  02-15-13                           7.63         5,020,000(c)              5,095,300
                                                                      ---------------
Total                                                                     116,070,369
-------------------------------------------------------------------------------------

METALS (0.5%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                           8.25         5,630,000                 6,059,288
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (1.5%)
Chart Inds
 Sr Sub Nts
  10-15-15                           9.88         5,890,000(d)              6,125,600
OPTI Canada
  12-15-14                           8.25         5,744,000(c,d)            5,959,400

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)
OIL FIELD SERVICES (CONT.)
Quicksilver Resources
  04-01-16                           7.13%       $5,965,000                $5,875,525
                                                                      ---------------
Total                                                                      17,960,525
-------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (1.9%)
Cardtronics
  08-15-13                           9.25         8,355,000                 8,793,637
Residential Capital LLC
  06-30-15                           6.88         6,225,000                 6,280,496
Triad Acquisition
 Sr Unsecured
 Series B
  05-01-13                          11.13         8,580,000                 8,022,300
                                                                      ---------------
Total                                                                      23,096,433
-------------------------------------------------------------------------------------

OTHER INDUSTRY (0.3%)
Rental Service
  12-01-14                           9.50         2,970,000(d)              3,163,050
-------------------------------------------------------------------------------------

PACKAGING (1.6%)
Crown Americas LLC/Capital
  11-15-15                           7.75         9,445,000                 9,822,800
Owens-Brockway Glass Container
  05-15-13                           8.25         6,060,000                 6,317,550
Plastipak Holdings
 Sr Nts
  12-15-15                           8.50         3,180,000(d)              3,370,800
                                                                      ---------------
Total                                                                      19,511,150
-------------------------------------------------------------------------------------

PAPER (4.4%)
Abitibi-Consolidated Co of Canada
  04-01-15                           8.38         3,795,000(c)              3,567,300
Boise Cascade LLC
  10-15-14                           7.13         6,090,000                 6,029,100
Cascades
 Sr Nts
  02-15-13                           7.25         5,838,000(c)              5,838,000
Georgia-Pacific
  06-15-15                           7.70         3,908,000                 4,005,700
  01-15-17                           7.13        10,905,000(d)             10,932,262
Jefferson Smurfit US
  10-01-12                           8.25         1,620,000                 1,620,000
  06-01-13                           7.50         5,840,000                 5,664,800
NewPage
  05-01-12                          10.00         7,046,000                 7,706,562
Norampac
  06-01-13                           6.75         4,270,000(c)              4,221,963
Smurfit-Stone Container Enterprises
 Sr Nts
  07-01-12                           8.38         1,920,000                 1,922,400
  03-15-17                           8.00         2,665,000(d)              2,605,038
                                                                      ---------------
Total                                                                      54,113,125
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.9%)
CDRV Investors
 Sr Unsecured
 (Zero coupon through 01-01-10,
 thereafter 9.63%)
  01-01-15                           8.11         4,655,000(l)              4,003,300

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 49 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - High Yield Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)
PHARMACEUTICALS (CONT.)
Warner Chilcott
  02-01-15                           8.75%       $6,969,000                $7,265,183
                                                                      ---------------
Total                                                                      11,268,483
-------------------------------------------------------------------------------------

RETAILERS (2.1%)
AutoNation
  04-15-14                           7.00         2,845,000                 2,873,450
Michaels Stores
 Sr Nts
  11-01-14                          10.00         1,610,000(d)              1,722,700
Michaels Stores
 Sr Sub Nts
  11-01-16                          11.38         5,645,000(d)              6,103,656
Toys "R" Us
  10-15-18                           7.38         3,170,000                 2,726,200
Toys "R" Us
 Sr Unsecured
  04-15-13                           7.88         8,943,000                 8,249,918
United Auto Group
 Sr Sub Nts
  12-15-16                           7.75         4,785,000(d)              4,814,906
                                                                      ---------------
Total                                                                      26,490,830
-------------------------------------------------------------------------------------

TECHNOLOGY (2.9%)
Belden CDT
 Sr Sub Nts
  03-15-17                           7.00         1,165,000(d)              1,188,326
Freescale Semiconductor
 Sr Nts
  12-15-14                           8.88         1,295,000(d)              1,298,238
Freescale Semiconductor
 Sr Sub Nts
  12-15-16                          10.13         5,160,000(d)              5,160,000
NXP Funding LLC
 Secured
  10-15-13                           8.11         5,215,000(c,d,k)          5,364,931
NXP Funding LLC
 Sr Nts
  10-15-15                           9.50         2,275,000(c,d)            2,348,938
SS&C Technologies
  12-01-13                          11.75         3,765,000                 4,207,388
SunGard Data Systems
  08-15-13                           9.13         5,570,000                 5,973,824
West
 Sr Nts
  10-15-14                           9.50         2,244,000(d)              2,316,930
West
 Sr Sub Nts
  10-15-16                          11.00         7,945,000(d)              8,362,112
                                                                      ---------------
Total                                                                      36,220,687
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (1.3%)
Avis Budget Car Rental LLC/Finance
 Sr Nts
  05-15-14                           7.63         4,050,000(d)              4,131,000
  05-15-16                           7.75         4,875,000(d)              4,972,500
Hertz
  01-01-16                          10.50         3,611,000                 4,116,540

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)
TRANSPORTATION SERVICES (CONT.)
Quality Distribution LLC/Capital
  01-15-12                           9.86%       $2,651,000(k)             $2,677,510
                                                                      ---------------
Total                                                                      15,897,550
-------------------------------------------------------------------------------------

WIRELESS (2.8%)
American Tower
 Sr Nts
  10-15-12                           7.13         8,815,000                 9,079,449
Centennial Communications
 Sr Nts
  01-01-13                          10.00         4,700,000                 5,070,125
  01-01-13                          11.10           912,000(k)                959,880
Centennial Communications/Cellular Operating LLC/ Puerto Rico Operations
 Sr Unsecured
  02-01-14                           8.13         2,590,000                 2,674,175
Cricket Communications
 Sr Nts
  11-01-14                           9.38         4,775,000(d)              5,061,500
MetroPCS Wireless
 Sr Nts
  11-01-14                           9.25         6,815,000(d)              7,206,863
Nextel Communications
 Series D
  08-01-15                           7.38         3,895,000                 4,028,595
                                                                      ---------------
Total                                                                      34,080,587
-------------------------------------------------------------------------------------

WIRELINES (4.2%)
Embarq
 Sr Unsecured
  06-01-16                           7.08         2,839,000                 2,894,488
GCI
 Sr Unsecured
  02-15-14                           7.25         7,570,000                 7,570,000
Level 3 Financing
  03-15-13                          12.25         3,135,000                 3,667,950
Level 3 Financing
 Sr Nts
  11-01-14                           9.25         5,090,000(d)              5,242,700
  02-15-17                           8.75         2,850,000(d)              2,871,375
Qwest
 Sr Nts
  06-15-15                           7.63        10,730,000                11,454,275
Windstream
  08-01-16                           8.63        12,256,000                13,405,000
Windstream
 Sr Nts
  03-15-19                           7.00         4,725,000(d)              4,736,813
                                                                      ---------------
Total                                                                      51,842,601
-------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $1,059,918,584)                                                 $1,088,931,562
-------------------------------------------------------------------------------------

SENIOR LOANS (6.9%)(i)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)
AUTOMOTIVE (0.5%)
Ford Motor
 Tranche B Term Loan
  12-15-13                             8.36%     $6,275,000              $6,297,653
-----------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)

CHEMICALS (0.2%)
Celanese
 Tranche B Term Loan
  04-06-14                             7.10%     $2,665,000(c,f)         $2,665,000
-----------------------------------------------------------------------------------

ELECTRIC (0.5%)
NRG Energy
 Tranche B Term Loan
  02-01-13                             7.35       6,334,778               6,375,257
-----------------------------------------------------------------------------------

ENTERTAINMENT (0.1%)
Natl CineMedia LLC
 Tranche B Term Loan
  02-13-15                             7.09       1,410,000               1,411,410
-----------------------------------------------------------------------------------

ENVIRONMENTAL (0.3%)
Allied Waste Inds North America
 Tranche AW Term Loan
  01-15-12                        7.06-7.15       3,466,653               3,478,925
-----------------------------------------------------------------------------------

GAMING (0.5%)
Great Lakes Gaming of Michigan
 Term Loan
  09-15-12                             9.00       6,075,000(j)            5,953,500
-----------------------------------------------------------------------------------

HEALTH CARE (0.6%)
HCA
 Tranche B Term Loan
  11-17-13                             7.60       7,561,050               7,630,007
-----------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.5%)
Sandridge Energy
 Term Loan
  04-01-15                             8.63       5,850,000               5,967,000
-----------------------------------------------------------------------------------

MEDIA CABLE (0.3%)
Charter Communications Operating
 2nd Lien Term Loan
  04-28-13                             7.99       4,000,000               3,989,360
-----------------------------------------------------------------------------------

MEDIA NON CABLE (1.0%)
Intelsat Bermuda
 Term Loan
  02-01-14                             7.86       1,995,000(c)            2,007,469
VNU
 Tranche B Term Loan
  08-09-13                             7.61      10,324,125(c)           10,411,673
                                                                    ---------------
Total                                                                    12,419,142
-----------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.6%)
ACE Cash Express
 Tranche B Term Loan
  10-05-13                        8.30-8.35       7,473,157               7,510,523
-----------------------------------------------------------------------------------

RETAILERS (0.5%)
Toys "R" Us
 Tranche B Term Loan
  07-19-12                             9.61       6,600,000               6,754,704
-----------------------------------------------------------------------------------

WIRELINES (1.3%)
Level 3 Communications
 Tranche B Term Loan
  03-16-14                             7.61       5,930,000(f)            5,949,747

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 50 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - High Yield Bond Fund

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)
WIRELINES (CONT.)
Qwest
Tranche B Term Loan
  06-30-10                             6.95%     $8,955,000              $9,188,457
                                                                    ---------------
Total                                                                    15,138,204
-----------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $84,824,734)                                                     $85,590,685
-----------------------------------------------------------------------------------

COMMON STOCKS (--%)
ISSUER                                            SHARES                   VALUE(A)
Link Energy LLC Unit                                494,265(b)              $13,592
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,913,363)                                                          $13,592
-----------------------------------------------------------------------------------

OTHER (0.1%)
ISSUER                                            SHARES                   VALUE(A)
Varde Fund V LP                                   5,000,000(b,e,j)       $1,549,400
-----------------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                              $1,549,400
-----------------------------------------------------------------------------------

MONEY MARKET FUND (3.8%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 46,439,731(g)          $46,439,731
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $46,439,731)                                                     $46,439,731
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,195,096,412)(m)                                            $1,222,524,970
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2007, the value of foreign securities represented 7.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $287,035,575 or 23.3% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) At March 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $21,637,381.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(i) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at March 31, 2007, is as follows:

SECURITY                                                          ACQUISITION DATES               COST
---------------------------------------------------------------------------------------------------------
Great Lakes Gaming of Michigan
  9.00% Term Loan 2012                                                 03-01-07                $5,955,190
United Artists Theatre Circuit
  9.30% Series AU4 2015                                         08-15-96 thru 04-09-02          1,662,294
United Artists Theatre Circuit
  9.30% Series AV2 2015                                         12-11-01 thru 08-28-02            511,300
Varde Fund V LP                                                 04-27-00 thru 06-19-00                 --*

     * The original cost for this position in fiscal year 2004 was $25,000,000. From Sept. 29, 2004 through March 7, 2005, $25,000,000 was returned to the fund in the form of return of capital.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2007.

(l) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(m) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $1,195,096,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $35,679,000
Unrealized depreciation                                               (8,250,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $27,429,000
--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 51 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Income Opportunities Fund
MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (90.2%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                 VALUE(A)
AEROSPACE & DEFENSE (3.7%)
Alion Science and Technology
 Sr Unsecured
  02-01-15                          10.25%       $3,185,000(d)             $3,280,550
Communications & Power Inds
  02-01-12                           8.00         3,685,000                 3,823,188
CPI Intl
 Sr Unsecured
  02-01-15                          11.15           200,000(f)                206,500
DRS Technologies
  11-01-13                           6.88         2,575,000                 2,600,750
  02-01-16                           6.63         1,585,000                 1,600,850
  02-01-18                           7.63         1,705,000                 1,773,200
L-3 Communications
  06-15-12                           7.63         1,650,000                 1,707,750
  07-15-13                           6.13            80,000                    78,800
  01-15-15                           5.88           225,000                   218,531
L-3 Communications
 Series B
  10-15-15                           6.38         1,785,000                 1,769,381
TransDigm
  07-15-14                           7.75         1,260,000                 1,300,950
TransDigm
 Sr Sub Nts
  07-15-14                           7.75           645,000(d)                665,963
                                                                      ---------------
Total                                                                      19,026,413
-------------------------------------------------------------------------------------

AUTOMOTIVE (3.6%)
Ford Motor Credit
 Sr Nts
  08-10-11                           9.88         4,340,000                 4,574,534
Ford Motor Credit
 Sr Unsecured
  01-13-12                           8.11         1,995,000(f)              1,951,062
GMAC
  04-15-16                           7.70         7,220,000                 6,714,600
GMAC LLC
  09-15-11                           6.88         4,550,000                 4,554,409
Goodyear Tire & Rubber
 Sr Nts
  12-01-09                           9.14         1,015,000(d,f)            1,020,075
                                                                      ---------------
Total                                                                      18,814,680
-------------------------------------------------------------------------------------

BROKERAGE (0.7%)
LaBranche & Co
 Sr Nts
  05-15-12                          11.00         3,130,000                 3,411,700
-------------------------------------------------------------------------------------

BUILDING MATERIALS (0.5%)
Interline Brands
 Sr Sub Nts
  06-15-14                           8.13           375,000                   387,188
Norcraft Companies LP/Finance
  11-01-11                           9.00         2,120,000                 2,183,600
                                                                      ---------------
Total                                                                       2,570,788
-------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)

CHEMICALS (3.3%)
BCP Crystal US Holdings
 Sr Sub Nts
  06-15-14                           9.63%       $1,476,000                $1,676,618
Chemtura
  06-01-16                           6.88         2,226,000                 2,153,655
Hexion US Finance/Nova Scotia
 Sr Nts
  11-15-14                           9.75         1,939,000(d)              2,033,526
INEOS Group Holdings
 Sr Sub Nts
  02-15-16                           8.50         1,023,000(c,d)              979,523
INVISTA
  05-01-12                           9.25         2,530,000(d)              2,700,775
NALCO
 Sr Unsecured
  11-15-11                           7.75         2,175,000                 2,229,375
NewMarket
 Sr Nts
  12-15-16                           7.13         2,125,000(d)              2,114,375
PQ
  02-15-13                           7.50         3,332,000                 3,365,320
                                                                      ---------------
Total                                                                      17,253,167
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.7%)
United Rentals North America
  02-15-12                           6.50         3,400,000                 3,391,500
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (2.8%)
Chattem
 Sr Sub Nts
  03-01-14                           7.00         2,600,000                 2,580,500
Jarden
  05-01-17                           7.50         2,920,000                 2,938,250
Sealy Mattress
  06-15-14                           8.25         3,105,000                 3,268,012
Visant
  10-01-12                           7.63         2,315,000                 2,355,513
Visant Holding
 Sr Nts
  12-01-13                           8.75         1,000,000                 1,042,500
Vitro
 Sr Unsecured
  02-01-17                           9.13         2,175,000(c,d)            2,213,063
                                                                      ---------------
Total                                                                      14,397,838
-------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.5%)
ALH Finance LLC
  01-15-13                           8.50            29,000                    28,928
Baldor Electric
  02-15-17                           8.63         1,085,000                 1,146,031
RBS Global & Rexnord
  08-01-14                           9.50         1,198,000                 1,245,920
RBS Global & Rexnord
 Sr Nts
  09-01-16                           8.88           210,000(d)                212,100
                                                                      ---------------
Total                                                                       2,632,979
-------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)

ELECTRIC (4.3%)
Dynegy Holdings
 Sr Unsecured
  05-01-16                           8.38%       $2,300,000                $2,392,000
  05-15-18                           7.13         1,325,000                 1,272,000
Edison Mission Energy
 Sr Unsecured
  06-15-13                           7.50         3,510,000                 3,624,074
  06-15-16                           7.75           600,000                   625,500
IPALCO Enterprises
 Secured
  11-14-08                           8.38            65,000                    67,113
  11-14-11                           8.63         1,540,000                 1,661,275
Midwest Generation LLC
 Pass-Through Ctfs Series B
  01-02-16                           8.56           337,074                   368,675
Mirant Americas Generation LLC
 Sr Unsecured
  05-01-11                           8.30         3,325,000                 3,408,125
Mirant North America LLC
  12-31-13                           7.38         2,765,000                 2,834,125
Nevada Power
  04-15-12                           6.50           550,000                   572,185
NRG Energy
  02-01-14                           7.25         1,050,000                 1,076,250
  02-01-16                           7.38           245,000                   251,738
  01-15-17                           7.38         1,555,000                 1,595,819
Reliant Energy
  12-15-14                           6.75         2,375,000                 2,505,625
                                                                      ---------------
Total                                                                      22,254,504
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.4%)
AMC Entertainment
  02-01-16                          11.00           925,000                 1,053,344
AMC Entertainment
 Sr Sub Nts
  03-01-14                           8.00         1,000,000                 1,017,500
                                                                      ---------------
Total                                                                       2,070,844
-------------------------------------------------------------------------------------

ENVIRONMENTAL (1.6%)
Allied Waste North America
 Series B
  04-15-14                           7.38         4,546,000                 4,614,189
  05-15-16                           7.13           775,000                   788,563
Clean Harbors
  07-15-12                          11.25           120,000                   133,507
WCA Waste
  06-15-14                           9.25         2,395,000                 2,544,688
                                                                      ---------------
Total                                                                       8,080,947
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (3.0%)
Aramark
 Sr Nts
  02-01-15                           8.50         1,305,000(d)              1,350,675
  02-01-15                           8.86           610,000(d,f)              627,538

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 52 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)
FOOD AND BEVERAGE (CONT.)
ASG Consolidated LLC/Finance
Sr Disc Nts
(Zero coupon through 11-01-08,
thereafter 11.50%)
  11-01-11                           9.99%       $1,480,000(e)             $1,339,400
Constellation Brands
  09-01-16                           7.25         2,415,000                 2,445,188
Cott Beverages USA
  12-15-11                           8.00         6,460,000                 6,589,199
Del Monte
  02-15-15                           6.75           815,000                   805,831
Pinnacle Foods Group
 Sr Sub Nts
  12-01-13                           8.25         1,990,000                 2,164,225
                                                                      ---------------
Total                                                                      15,322,056
-------------------------------------------------------------------------------------

GAMING (5.8%)
Boyd Gaming
 Sr Sub Nts
  04-15-14                           6.75            20,000                    19,950
  02-01-16                           7.13         1,820,000                 1,783,600
Buffalo Thunder Development Authority
 Secured
  12-15-14                           9.38         1,650,000(d)              1,687,125
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
  03-01-12                          10.13         2,930,000                 3,069,174
Harrah's Operating
  06-01-16                           6.50         2,477,000                 2,194,473
  10-01-17                           5.75           585,000                   484,088
Majestic Star Casino LLC/Capital
  10-15-10                           9.50         4,690,000                 4,918,637
Mandalay Resort Group
 Sr Nts
  12-15-11                           6.38           100,000                   100,500
MGM MIRAGE
  02-01-11                           8.38           245,000                   257,863
  04-01-13                           6.75         1,845,000                 1,831,163
  02-27-14                           5.88         1,000,000                   935,000
  07-15-15                           6.63         1,430,000                 1,372,800
Pokagon Gaming Authority
 Sr Nts
  06-15-14                          10.38         1,865,000(d)              2,056,163
Station Casinos
 Sr Nts
  04-01-12                           6.00         3,675,000                 3,560,155
Tunica-Biloxi Gaming Authority
 Sr Unsecured
  11-15-15                           9.00         2,335,000(d)              2,483,856
Wheeling Island Gaming
  12-15-09                          10.13         2,065,000                 2,095,975
Wynn Las Vegas LLC/Capital
 1st Mtge
  12-01-14                           6.63           980,000                   970,200
                                                                      ---------------
Total                                                                      29,820,722
-------------------------------------------------------------------------------------

GAS PIPELINES (4.6%)
Colorado Interstate Gas
 Sr Nts
  11-15-15                           6.80           135,000                   143,570

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)
GAS PIPELINES (CONT.)
Colorado Interstate Gas
 Sr Unsecured
  03-15-15                           5.95%         $185,000                  $186,155
El Paso Natural Gas
 Sr Unsecured Series A
  08-01-10                           7.63           760,000                   793,120
Southern Star Central
 Sr Nts
  03-01-16                           6.75         4,460,000                 4,460,000
Tennessee Gas Pipeline
  12-15-11                           6.00         1,071,000                 1,062,968
  04-01-37                           7.63         2,430,000                 2,792,007
Williams Companies
 Sr Nts
  07-15-19                           7.63         4,440,000                 4,828,500
Williams Companies
 Sr Unsecured
  09-01-21                           7.88         7,475,000                 8,222,500
Williams Partners LP/Finance
  02-01-17                           7.25         1,160,000(d)              1,226,700
                                                                      ---------------
Total                                                                      23,715,520
-------------------------------------------------------------------------------------

HEALTH CARE (8.0%)
Community Health Systems
 Sr Unsecured
  12-15-12                           6.50         1,750,000                 1,802,500
DaVita
  03-15-13                           6.63         4,150,000                 4,150,000
  03-15-15                           7.25         3,530,000                 3,569,713
HCA
 Secured
  11-15-16                           9.25         3,440,000(d)              3,715,200
HCA
 Secured Pay-in-kind
  11-15-16                           9.63         4,942,000(d,i)            5,343,537
HCA
 Sr Unsecured
  02-15-16                           6.50         1,015,000                   864,019
MedCath Holdings
  07-15-12                           9.88           610,000                   660,325
Omnicare
  12-15-13                           6.75         3,760,000                 3,774,100
  12-15-15                           6.88         1,210,000                 1,220,588
Omnicare
 Sr Sub Nts
  06-01-13                           6.13           515,000                   501,481
Select Medical
 Sr Unsecured
  09-15-15                          11.08         4,605,000(f)              4,420,799
Triad Hospitals
 Sr Nts
  05-15-12                           7.00           680,000                   705,500
Triad Hospitals
 Sr Sub Nts
  11-15-13                           7.00         4,237,000                 4,422,368
US Oncology
  08-15-12                           9.00         1,540,000                 1,643,950
US Oncology Holdings
 Sr Unsecured Pay-in-kind
  03-15-12                           9.80         1,965,000(d,f,i)          1,969,913

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)
HEALTH CARE (CONT.)
VWR Intl
 Sr Unsecured
  04-15-12                           6.88%       $3,020,000                $3,050,200
                                                                      ---------------
Total                                                                      41,814,193
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (0.8%)
K Hovnanian Enterprises
  05-15-16                           7.50           860,000                   801,950
Meritage Homes
  03-15-15                           6.25           765,000                   690,413
Meritage Homes
 Sr Nts
  05-01-14                           7.00         2,800,000                 2,642,500
                                                                      ---------------
Total                                                                       4,134,863
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (5.4%)
Chaparral Energy
  12-01-15                           8.50         4,573,000                 4,515,837
Chesapeake Energy
  07-15-13                           7.63         1,405,000                 1,491,056
  06-15-14                           7.50           225,000                   235,688
  08-15-14                           7.00         1,230,000                 1,266,900
  01-15-16                           6.63           315,000                   317,363
  01-15-16                           6.88         1,500,000                 1,518,750
  01-15-18                           6.25           175,000                   172,813
Denbury Resources
  04-01-13                           7.50           275,000                   277,750
Denbury Resources
 Sr Sub Nts
  12-15-15                           7.50         1,445,000                 1,455,838
Encore Acquisition
  07-15-15                           6.00         1,065,000                   947,850
EXCO Resources
 Secured
  01-15-11                           7.25         2,464,000                 2,470,159
Hilcorp Energy I LP/Finance
 Sr Unsecured
  11-01-15                           7.75         1,605,000(d)              1,576,913
PetroHawk Energy
  07-15-13                           9.13         3,050,000                 3,248,249
Pioneer Natural Resources
 Sr Nts
  07-15-16                           5.88         4,835,000                 4,498,860
Pioneer Natural Resources
 Sr Unsecured
  03-15-17                           6.65         1,170,000                 1,156,370
Range Resources
  03-15-15                           6.38         1,660,000                 1,635,100
  05-15-16                           7.50         1,005,000                 1,035,150
                                                                      ---------------
Total                                                                      27,820,646
-------------------------------------------------------------------------------------

LODGING (0.4%)
Hilton Hotels
 Sr Nts
  12-15-17                           7.50         1,990,000                 2,057,163
-------------------------------------------------------------------------------------

MEDIA CABLE (3.2%)
Cablevision Systems
 Sr Unsecured Series B
  04-15-12                           8.00           800,000                   812,000

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 53 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)
MEDIA CABLE (CONT.)
Charter Communications Operating LLC/Capital
Sr Nts
  04-30-12                           8.00%         $725,000(d)               $754,906
  04-30-14                           8.38         1,880,000(d)              1,957,550
CSC Holdings
 Sr Nts Series B
  07-15-09                           8.13           485,000                   501,975
DIRECTV Holdings LLC/Finance
  06-15-15                           6.38            85,000                    80,750
EchoStar DBS
  10-01-11                           6.38           185,000                   186,156
  10-01-14                           6.63         1,210,000                 1,217,563
  02-01-16                           7.13         3,785,000                 3,908,012
Mediacom LLC/Capital
 Sr Nts
  02-15-11                           7.88           300,000                   300,000
Quebecor Media
 Sr Nts
  03-15-16                           7.75           210,000(c)                215,775
Univision Communications
 Sr Nts Pay-in-kind
  03-15-15                           9.75         3,335,000(d,i)            3,355,844
Videotron Ltee
  12-15-15                           6.38         1,000,000(c)                982,500
Virgin Media Finance
  04-15-14                           8.75         1,435,000(c)              1,492,400
  08-15-16                           9.13           825,000(c)                870,375
                                                                      ---------------
Total                                                                      16,635,806
-------------------------------------------------------------------------------------

MEDIA NON CABLE (7.4%)
Clear Channel Communications
 Sr Nts
  09-15-14                           5.50         1,050,000                   929,572
Clear Channel Communications
 Sr Unsub
  12-15-16                           5.50         3,110,000                 2,623,584
Dex Media
 Sr Disc Nts
 (Zero coupon through 11-15-08,
 thereafter 9.00%)
  11-15-13                           8.68         5,475,000(e)              5,098,593
Dex Media
 Sr Unsecured
  11-15-13                           8.00         1,410,000                 1,476,975
Idearc
 Sr Nts
  11-15-16                           8.00         2,819,000(d)              2,896,523
Intelsat Intermediate Holding
 (Zero coupon through 02-01-10,
 thereafter 9.25%)
  02-01-15                           8.55         5,025,000(c,e)            4,170,749
Lamar Media
  01-01-13                           7.25           651,000                   659,138
Lamar Media
 Series B
  08-15-15                           6.63           740,000                   721,500
Lamar Media
 Sr Unsecured
  08-15-15                           6.63         1,219,000                 1,188,525

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)
MEDIA NON CABLE (CONT.)
Liberty Media LLC
 Sr Unsecured
  02-01-30                           8.25%         $940,000                  $939,726
Liberty Media
 Sr Nts
  05-15-13                           5.70         2,490,000                 2,387,340
LIN TV
 Sr Sub Nts
  05-15-13                           6.50           380,000                   371,925
Nielsen Finance LLC
 Sr Nts
  08-01-14                          10.00         2,225,000(d)              2,425,250
Radio One
  02-15-13                           6.38           285,000                   275,025
Radio One
 Series B
  07-01-11                           8.88         1,160,000                 1,196,250
Rainbow Natl Services LLC
 Sr Nts
  09-01-12                           8.75         1,130,000(d)              1,202,038
Rainbow Natl Services LLC
 Sr Sub Deb
  09-01-14                          10.38         1,025,000(d)              1,146,719
RH Donnelley
  12-15-12                          10.88           250,000                   270,000
RH Donnelley
 Sr Disc Nts Series A-2
  01-15-13                           6.88           121,000                   117,673
Salem Communications Holding
  12-15-10                           7.75         4,274,000                 4,359,479
Sinclair Broadcast Group
  03-15-12                           8.00         1,265,000                 1,309,275
Sun Media
  02-15-13                           7.63         2,900,000(c)              2,943,500
                                                                      ---------------
Total                                                                      38,709,359
-------------------------------------------------------------------------------------

METALS (0.9%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                           8.25         2,280,000                 2,453,850
Peabody Energy
 Series B
  03-15-13                           6.88         1,918,000                 1,951,565
                                                                      ---------------
Total                                                                       4,405,415
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (3.1%)
Chart Inds
 Sr Sub Nts
  10-15-15                           9.63         2,750,000(d,f)            2,860,000
OPTI Canada
  12-15-14                           8.25         4,819,000(c,d)            4,999,713
Pride Intl
 Sr Unsecured
  07-15-14                           7.38         4,915,000                 5,037,875
Quicksilver Resources
  04-01-16                           7.13         3,310,000                 3,260,350
                                                                      ---------------
Total                                                                      16,157,938
-------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (6.2%)
Cardtronics
  08-15-13                           9.25         4,430,000                 4,662,575

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)
OTHER FINANCIAL INSTITUTIONS (CONT.)
Dow Jones CDX North America High Yield
 Pass-Through Ctfs Series 8-T1
  06-29-12                           7.63%      $20,000,000(b,d)          $19,724,999
Residential Capital LLC
  02-22-11                           6.00           435,000                   429,092
  06-30-15                           6.88         3,285,000                 3,314,286
Triad Acquisition
 Sr Unsecured
 Series B
  05-01-13                          11.13         4,215,000                 3,941,025
                                                                      ---------------
Total                                                                      32,071,977
-------------------------------------------------------------------------------------

OTHER INDUSTRY (0.1%)
Rental Service
  12-01-14                           9.50           580,000(d)                617,700
-------------------------------------------------------------------------------------

PACKAGING (2.6%)
Ball
  12-15-12                           6.88         1,475,000                 1,497,125
Crown Americas LLC/Capital
  11-15-13                           7.63         1,225,000                 1,260,219
Crown Cork & Seal
  04-15-23                           8.00         1,450,000                 1,421,000
Greif
 Sr Nts
  02-01-17                           6.75         3,265,000(d)              3,297,650
Owens-Brockway Glass Container
  05-15-11                           7.75         1,120,000                 1,156,400
  05-15-13                           8.25         2,530,000                 2,637,525
Plastipak Holdings
 Sr Nts
  12-15-15                           8.50         1,400,000(d)              1,484,000
Silgan Holdings
 Sr Sub Nts
  11-15-13                           6.75           650,000                   643,500
                                                                      ---------------
Total                                                                      13,397,419
-------------------------------------------------------------------------------------

PAPER (4.7%)
Abitibi-Consolidated Co of Canada
  04-01-15                           8.38         2,640,000(c)              2,481,600
Boise Cascade LLC
  10-15-12                           8.24           625,000(f)                627,344
  10-15-14                           7.13         1,885,000                 1,866,150
Cascades
 Sr Nts
  02-15-13                           7.25           950,000(c)                950,000
Georgia-Pacific
  01-15-17                           7.13         4,867,000(d)              4,879,167
NewPage
  05-01-12                          10.00         3,347,000                 3,660,781
Norampac
  06-01-13                           6.75         2,250,000(c)              2,224,688
Smurfit-Stone Container Enterprises
 Sr Nts
  07-01-12                           8.38         4,325,000                 4,330,405
  03-15-17                           8.00         3,185,000(d)              3,113,338
                                                                      ---------------
Total                                                                      24,133,473
-------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 54 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)

PHARMACEUTICALS (0.9%)
Elan Finance
  11-15-11                           7.75%       $1,600,000(c)             $1,572,000
Warner Chilcott
  02-01-15                           8.75         3,035,000                 3,163,988
                                                                      ---------------
Total                                                                       4,735,988
-------------------------------------------------------------------------------------

RAILROADS (0.5%)
Kansas City Southern de Mexico
 Sr Nts
  12-01-13                           7.63         2,760,000(c,d)            2,791,050
-------------------------------------------------------------------------------------

RETAILERS (1.3%)
AutoNation
  04-15-14                           7.00         1,430,000                 1,444,300
Michaels Stores
 Sr Nts
  11-01-14                          10.00         3,735,000(d)              3,996,450
United Auto Group
 Sr Sub Nts
  12-15-16                           7.75         1,500,000(d)              1,509,375
                                                                      ---------------
Total                                                                       6,950,125
-------------------------------------------------------------------------------------

TECHNOLOGY (3.6%)
Belden CDT
 Sr Sub Nts
  03-15-17                           7.00           470,000(d)                479,410
Flextronics Intl
 Sr Sub Nts
  11-15-14                           6.25         1,450,000(c)              1,402,875
Freescale Semiconductor
 Sr Nts
  12-15-14                           8.88         2,830,000(d)              2,837,075
Freescale Semiconductor
 Sr Sub Nts
  12-15-16                          10.13         2,950,000(d)              2,950,000
NXP Funding LLC
 Secured
  10-15-13                           8.11         1,770,000(c,d,f)          1,820,888
NXP Funding LLC
 Sr Nts
  10-15-15                           9.50           924,000(c,d)              954,030
Seagate Technology HDD Holdings
  10-01-16                           6.80         3,000,000(c)              3,015,000
SunGard Data Systems
  08-15-13                           9.13         1,250,000                 1,340,625
West
 Sr Sub Nts
  10-15-16                          11.00         3,535,000(d)              3,720,587
                                                                      ---------------
Total                                                                      18,520,490
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.6%)
Avis Budget Car Rental LLC/Finance
 Sr Nts
  05-15-14                           7.63           325,000(d)                331,500
  05-15-16                           7.75         1,240,000(d)              1,264,800
Hertz
  01-01-14                           8.88         1,475,000                 1,589,313
                                                                      ---------------
Total                                                                       3,185,613
-------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)

WIRELESS (1.7%)
American Tower
 Sr Nts
  10-15-12                           7.13%         $415,000                  $427,450
Centennial Cellular Operating/Communications
  06-15-13                          10.13         1,000,000                 1,080,000
Centennial Communications/Cellular Operating LLC/ Puerto Rico Operations
 Sr Unsecured
  02-01-14                           8.13           900,000                   929,250
Dobson Cellular Systems
 Secured
  11-01-11                           8.38         1,350,000                 1,432,687
Nextel Communications
 Series D
  08-01-15                           7.38           490,000                   506,807
Nextel Communications
 Series E
  10-31-13                           6.88           140,000                   143,425
Rogers Wireless
  12-15-12                           7.25         1,150,000(c)              1,229,063
Rogers Wireless
 Secured
  03-01-14                           6.38         1,160,000(c)              1,189,000
Rogers Wireless
 Sr Sub Nts
  12-15-12                           8.00           210,000(c)                222,600
Rural Cellular
 Secured
  03-15-12                           8.25         1,550,000                 1,619,749
                                                                      ---------------
Total                                                                       8,780,031
-------------------------------------------------------------------------------------

WIRELINES (3.4%)
Cincinnati Bell
  07-15-13                           7.25           110,000                   114,125
Embarq
 Sr Unsecured
  06-01-16                           7.08         1,095,000                 1,116,402
GCI
 Sr Unsecured
  02-15-14                           7.25         1,775,000                 1,775,000
Level 3 Financing
 Sr Nts
  11-01-14                           9.25         1,685,000(d)              1,735,550
Qwest
  03-15-12                           8.88         3,385,000                 3,740,425
Qwest Communications Intl
  02-15-14                           7.50           250,000                   257,500
Qwest
 Sr Nts
  06-15-15                           7.63         1,025,000                 1,094,188
Qwest
 Sr Unsecured
  10-01-14                           7.50           600,000                   633,000
Windstream
  08-01-16                           8.63         6,490,000                 7,098,437
                                                                      ---------------
Total                                                                      17,564,627
-------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $459,151,003)                                                     $467,247,534
-------------------------------------------------------------------------------------

SENIOR LOANS (6.3%)(g)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
AUTOMOTIVE (0.4%)
Ford Motor
 Tranche B Term Loan
  12-15-13                             8.36%     $2,075,000              $2,082,491
-----------------------------------------------------------------------------------

CHEMICALS (0.2%)
Celanese
 Tranche B Term Loan
  04-06-14                             7.10       1,080,000(b,c)          1,080,000
-----------------------------------------------------------------------------------

ELECTRIC (0.2%)
NRG Energy
 Tranche B Term Loan
  02-01-13                             7.35         882,819                 888,460
-----------------------------------------------------------------------------------

ENTERTAINMENT (0.1%)
Natl CineMedia LLC
 Tranche B Term Loan
  02-13-15                             7.09         520,000                 520,520
-----------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.8%)
Pinnacle Foods Finance
 Tranche B Term Loan
  03-30-14                             8.10       4,155,000(b)            4,154,999
-----------------------------------------------------------------------------------

GAMING (0.4%)
Great Lakes Gaming of Michigan
 Term Loan
  09-15-12                             9.00       2,175,000(j)            2,131,500
-----------------------------------------------------------------------------------

HEALTH CARE (0.5%)
HCA
 Tranche B Term Loan
  11-17-13                             7.60       2,643,375               2,667,483
-----------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.5%)
Sandridge Energy
 Term Loan
  04-01-15                             8.63       2,370,000               2,417,400
-----------------------------------------------------------------------------------

MEDIA CABLE (0.8%)
Charter Communications Operating
 2nd Lien Term Loan
  04-28-13                             7.99       2,750,000               2,742,684
Charter Communications
 Tranche B Term Loan
  04-28-14                             7.35       2,175,000(b)            2,167,518
                                                                    ---------------
Total                                                                     4,910,202
-----------------------------------------------------------------------------------

MEDIA NON CABLE (0.7%)
VNU
 Tranche B Term Loan
  08-09-13                             7.61       2,493,750(c)            2,514,897
  08-09-13                             7.61       1,000,000(b,c)          1,008,480
                                                                    ---------------
                                                                          3,523,377
-----------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.5%)
ACE Cash Express
 Tranche B Term Loan
  10-05-13                        8.30-8.35       2,612,268               2,625,330
-----------------------------------------------------------------------------------

OTHER INDUSTRY (0.2%)
Rental Service
 2nd Lien Term Loan
  11-30-13                        8.85-8.86         860,000                 875,050
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 55 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Income Opportunities Fund

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

RETAILERS (0.2%)
Toys "R" Us
 Tranche B Term Loan
  07-19-12                             9.61%     $1,000,000              $1,023,440
-----------------------------------------------------------------------------------

TECHNOLOGY (0.4%)
West Corp
 Tranche B Term Loan
  10-24-13                        7.74-8.11       1,820,000               1,830,083
-----------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

WIRELINES (0.4%)
Level 3 Communications
 Tranche B Term Loan
  03-16-14                             7.61%     $2,120,000(b)           $2,127,060
-----------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $32,730,545)                                                     $32,857,395
-----------------------------------------------------------------------------------

MONEY MARKET FUND (8.4%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 43,457,876(h)          $43,457,876
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $43,457,876)                                                     $43,457,876
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $535,339,424)(k)                                                $543,562,805
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b) At March 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $30,448,750.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At March 31, 2007, the value of foreign securities represented 8.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $116,363,682 or 22.5% of net assets.

(e) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2007.

(g) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(i) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(j) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at March 31, 2007, is as follows:

                                                                ACQUISITION
SECURITY                                                           DATES               COST
----------------------------------------------------------------------------------------------
Great Lakes Gaming of Michigan
  9.00% Term Loan 2012                                           03-01-07           $2,132,105

(k) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $535,339,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $9,329,000
Unrealized depreciation                                              (1,105,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $8,224,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 56 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - International Opportunity Fund
MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.0%)(c)
ISSUER                                            SHARES               VALUE(A)
AUSTRALIA (2.7%)
CAPITAL MARKETS (0.6%)
Macquarie Bank                                      116,841              $7,820,923
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Brambles                                            489,480(b)            5,388,747
-----------------------------------------------------------------------------------

INSURANCE (0.4%)
QBE Insurance Group                                 208,979               5,331,619
-----------------------------------------------------------------------------------

METALS & MINING (1.3%)
BHP Billiton                                        272,158               6,580,241
Newcrest Mining                                     229,418               4,414,857
Rio Tinto                                            75,932(e)            4,840,619
                                                                    ---------------
Total                                                                    15,835,717
-----------------------------------------------------------------------------------

AUSTRIA (0.7%)
COMMERCIAL BANKS
Erste Bank der Oesterreichischen Sparkassen         111,277               8,666,005
-----------------------------------------------------------------------------------

BELGIUM (2.3%)
BEVERAGES (1.0%)
InBev                                               183,904              13,277,975
-----------------------------------------------------------------------------------

CHEMICALS (0.5%)
Umicore                                              33,373               5,933,600
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.8%)
Colruyt                                              47,841              10,947,827
-----------------------------------------------------------------------------------

BRAZIL (0.5%)
AIRLINES
GOL Linhas Aereas Inteligentes ADR                  214,159               6,516,858
-----------------------------------------------------------------------------------

CANADA (1.2%)
OIL, GAS & CONSUMABLE FUELS (0.7%)
Canadian Natural Resources                           70,000               3,865,946
EnCana                                              108,000               5,464,043
                                                                    ---------------
Total                                                                     9,329,989
-----------------------------------------------------------------------------------

ROAD & RAIL (0.5%)
Canadian Pacific Railway                            110,000               6,189,412
-----------------------------------------------------------------------------------

CHILE (0.6%)
COMMERCIAL BANKS
Banco Santander Chile ADR                           155,495               7,754,536
-----------------------------------------------------------------------------------

CHINA (0.6%)
COMMERCIAL BANKS
China Merchants Bank Series H                     3,678,500(b)            7,420,375
-----------------------------------------------------------------------------------

DENMARK (0.3%)
ROAD & RAIL
DSV                                                  22,950               4,024,078
-----------------------------------------------------------------------------------

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)

FINLAND (0.6%)
INSURANCE
Sampo Series A                                      275,824              $8,371,154
-----------------------------------------------------------------------------------

FRANCE (8.9%)
BEVERAGES (0.7%)
Pernod-Ricard                                        47,827               9,699,449
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.0%)
Societe Generale                                     75,210              12,997,329
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.6%)
VINCI                                                54,159               8,393,603
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.2%)
ALSTOM                                               48,994(b)            6,358,148
Schneider Electric                                   70,202               8,911,590
                                                                    ---------------
Total                                                                    15,269,738
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Essilor Intl                                        102,634              11,790,566
-----------------------------------------------------------------------------------

INSURANCE (1.6%)
AXA                                                 288,760              12,243,030
Euler Hermes                                         58,655               8,261,433
                                                                    ---------------
Total                                                                    20,504,463
-----------------------------------------------------------------------------------

MACHINERY (0.6%)
Vallourec                                            27,927               7,146,928
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.7%)
Neopost                                              61,275               8,758,143
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.6%)
Total                                               295,651              20,714,278
-----------------------------------------------------------------------------------

GERMANY (7.3%)
AEROSPACE & DEFENSE (0.6%)
MTU Aero Engines Holding                            127,001               7,598,593
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.8%)
Continental                                          77,112               9,966,962
-----------------------------------------------------------------------------------

CHEMICALS (0.7%)
Bayer                                               133,272               8,516,772
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.7%)
Deutsche Postbank                                    97,042               8,460,934
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.8%)
Wincor Nixdorf                                      115,386              10,752,379
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Carl Zeiss Meditec                                  251,036               5,449,220
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.7%)
Fresenius Medical Care & Co                          62,554               9,101,389
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
Siemens                                              57,475               6,143,594
-----------------------------------------------------------------------------------

INSURANCE (1.5%)
Allianz                                              99,913              20,514,885
-----------------------------------------------------------------------------------

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)
GERMANY (CONT.)

MACHINERY (0.6%)
MAN                                                  70,633              $8,218,088
-----------------------------------------------------------------------------------

GREECE (1.4%)
COMMERCIAL BANKS (1.4%)
EFG Eurobank Ergasias                               245,441              10,032,600
Piraeus Bank                                        238,634               8,288,017
                                                                    ---------------
Total                                                                    18,320,617
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
TITAN Cement                                              1                      54
-----------------------------------------------------------------------------------

HONG KONG (2.8%)
COMMERCIAL BANKS (0.2%)
Bank of East Asia                                   430,000               2,501,504
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.6%)
Li & Fung                                         2,404,000               7,554,136
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.8%)
Cheung Kong Holdings                                386,000               4,886,326
China Overseas Land & Investment                  5,804,000               7,295,210
                                                                    ---------------
Total                                                                    12,181,536
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)
Esprit Holdings                                     741,500               8,698,462
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
China Mobile                                        642,000               5,838,455
-----------------------------------------------------------------------------------

HUNGARY (0.2%)
PHARMACEUTICALS
Richter Gedeon ADR                                   13,808(d,g)          2,489,477
-----------------------------------------------------------------------------------

INDONESIA (0.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES
Telekomunikasi Indonesia                          4,667,000               5,054,420
-----------------------------------------------------------------------------------

IRELAND (1.2%)
COMMERCIAL BANKS (0.5%)
Anglo Irish Bank                                    286,541               6,124,233
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.7%)
CRH                                                 219,244               9,371,792
-----------------------------------------------------------------------------------

ITALY (2.0%)
COMMERCIAL BANKS (1.2%)
UniCredito Italiano                               1,551,255              14,764,305
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Saipem                                              375,191              10,925,815
-----------------------------------------------------------------------------------

JAPAN (22.5%)
AUTO COMPONENTS (0.2%)
Keihin                                              139,300               3,162,416
-----------------------------------------------------------------------------------

AUTOMOBILES (2.0%)
Honda Motor                                         152,300               5,312,340
Nissan Motor                                        219,100               2,348,496
Toyota Motor                                        283,300              18,152,550
                                                                    ---------------
Total                                                                    25,813,386
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 57 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - International Opportunity Fund

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

BUILDING PRODUCTS (0.7%)
Asahi Glass                                         668,000              $9,405,177
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.2%)
Mizuho Investors Securities                       1,579,000(e)            3,872,791
Nomura Holdings                                     391,800               8,163,193
Tokai Tokyo Securities                              601,000               3,570,398
                                                                    ---------------
Total                                                                    15,606,382
-----------------------------------------------------------------------------------

CHEMICALS (1.3%)
Showa Denko                                       1,810,000               6,804,973
Sumitomo Chemical                                   918,000               6,933,888
UBE Inds                                          1,130,000               3,586,693
                                                                    ---------------
Total                                                                    17,325,554
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (2.8%)
Bank of Yokohama                                    480,000               3,580,752
Mitsubishi UFJ Financial Group                        1,332              15,034,880
Mitsui Trust Holdings                               560,000               5,522,532
Sumitomo Mitsui Financial Group                       1,216              11,042,349
                                                                    ---------------
Total                                                                    35,180,513
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
Okumura                                             621,000               3,404,617
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
Citizen Watch                                       510,200               4,788,944
Kyocera                                              47,900               4,516,413
Murata Mfg                                           53,100               3,875,583
Nidec                                                58,100               3,747,433
Yokogawa Electric                                   181,500               2,781,881
                                                                    ---------------
Total                                                                    19,710,254
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.4%)
Daito Trust Construction                             87,700               4,130,824
GOLDCREST                                            77,340               4,253,273
Haseko                                            1,176,500(b)            4,293,431
Misawa Homes Holdings                               126,200(b)            2,650,810
Sekisui Chemical                                    842,000               6,709,989
Sharp                                               375,000               7,224,392
                                                                    ---------------
Total                                                                    29,262,719
-----------------------------------------------------------------------------------

INSURANCE (0.6%)
T&D Holdings                                        109,750               7,572,499
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.3%)
eAccess                                               5,517(e)            3,666,139
-----------------------------------------------------------------------------------

MACHINERY (0.9%)
AMADA                                               528,000               6,035,950
SMC                                                  45,000               6,037,936
                                                                    ---------------
Total                                                                    12,073,886
-----------------------------------------------------------------------------------

METALS & MINING (1.4%)
Kobe Steel                                          648,000               2,612,238
Mitsubishi Steel Mfg                                482,000               2,544,377
Mitsui Mining & Smelting                          1,232,000               6,764,865
Pacific Metals                                      176,000               2,457,099
Tokyo Steel Mfg                                     235,000               3,462,276
                                                                    ---------------
Total                                                                    17,840,855
-----------------------------------------------------------------------------------

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

MULTILINE RETAIL (0.8%)
Mitsukoshi                                        1,278,000              $5,867,759
Ryohin Keikaku                                       76,200               4,817,873
                                                                    ---------------
Total                                                                    10,685,632
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (1.4%)
Canon                                               231,750              12,449,949
Ricoh                                               240,000               5,407,791
                                                                    ---------------
Total                                                                    17,857,740
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (0.5%)
Nippon Mining Holdings                              760,500               6,563,935
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.1%)
Shionogi & Co                                       185,000               3,328,524
Takeda Pharmaceutical                               175,100              11,487,083
                                                                    ---------------
Total                                                                    14,815,607
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.9%)
Mitsui Fudosan                                      124,000               3,641,178
Sumitomo Real Estate Sales                           37,930               2,938,988
TOC                                                 789,750               5,248,020
                                                                    ---------------
Total                                                                    11,828,186
-----------------------------------------------------------------------------------

SOFTWARE (0.5%)
Nintendo                                             20,700               6,016,931
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.1%)
Komeri                                               49,400               1,588,950
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.2%)
ONWARD Kashiyama                                    200,000               2,781,974
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
Mitsubishi                                          332,200               7,710,829
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.4%)
Mitsubishi Logistics                                286,000               4,866,587
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
NTT DoCoMo                                            3,065               5,670,627
-----------------------------------------------------------------------------------

NETHERLANDS (2.5%)
COMMERCIAL SERVICES & SUPPLIES (0.5%)
Randstad Holding                                     86,870               6,737,392
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Royal Numico                                        159,863               8,245,039
-----------------------------------------------------------------------------------

METALS & MINING (0.8%)
Arcelor Mittal                                      166,530               8,842,490
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.6%)
ASML Holding                                        326,199(b)            8,056,836
-----------------------------------------------------------------------------------

PORTUGAL (0.3%)
FOOD & STAPLES RETAILING
Jeronimo Martins                                    161,986               4,219,462
-----------------------------------------------------------------------------------

RUSSIA (0.5%)
OIL, GAS & CONSUMABLE FUELS
Gazprom ADR                                         161,379               6,761,780
-----------------------------------------------------------------------------------

SINGAPORE (1.5%)
COMMERCIAL BANKS (0.5%)
DBS Group Holdings                                  422,000               5,953,458
-----------------------------------------------------------------------------------

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)
SINGAPORE (CONT.)

INDUSTRIAL CONGLOMERATES (0.5%)
Keppel                                              611,000              $7,653,108
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
City Developments                                   659,200               6,344,729
-----------------------------------------------------------------------------------

SOUTH AFRICA (1.1%)
MEDIA (0.6%)
Naspers Series N                                    327,310               7,923,596
-----------------------------------------------------------------------------------

METALS & MINING (0.5%)
Impala Platinum Holdings                            207,864               6,537,612
-----------------------------------------------------------------------------------

SOUTH KOREA (0.7%)
COMMERCIAL BANKS
Shinhan Financial Group                             154,140               8,853,909
-----------------------------------------------------------------------------------

SPAIN (2.1%)
COMMERCIAL BANKS (1.1%)
Banco Bilbao Vizcaya Argentaria                     576,092              14,144,328
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (1.0%)
Inditex                                             206,997              12,865,957
-----------------------------------------------------------------------------------

SWEDEN (1.2%)
BUILDING PRODUCTS (0.6%)
ASSA ABLOY Series B                                 344,400               7,918,546
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
Skandinaviska Enskilda Banken Series A              257,400(e)            8,241,254
-----------------------------------------------------------------------------------

SWITZERLAND (7.1%)
CAPITAL MARKETS (1.4%)
Credit Suisse Group                                 166,925              11,980,132
UBS                                                 111,880               6,648,342
                                                                    ---------------
Total                                                                    18,628,474
-----------------------------------------------------------------------------------

CHEMICALS (1.9%)
Lonza Group                                          86,262               8,292,512
Sika                                                  4,908(b)            8,341,580
Syngenta                                             46,271(b)            8,854,327
                                                                    ---------------
Total                                                                    25,488,419
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.0%)
Nestle                                               31,675              12,337,608
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Nobel Biocare Holding                                31,562              11,507,791
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.9%)
Novartis                                            103,494               5,937,063
Roche Holding                                       104,729              18,532,292
                                                                    ---------------
Total                                                                    24,469,355
-----------------------------------------------------------------------------------

TAIWAN (0.5%)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Taiwan Semiconductor Mfg                          2,877,877               5,914,281
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 58 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - International Opportunity Fund

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)

UNITED KINGDOM (24.4%)
AEROSPACE & DEFENSE (2.2%)
BAE Systems                                       1,175,700             $10,641,222
Cobham                                            1,746,320               7,215,730
Rolls-Royce Group                                 1,111,882(b)           10,812,907
Rolls-Royce Group Series B                       81,860,339                 161,069
                                                                    ---------------
Total                                                                    28,830,928
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (2.1%)
Barclays                                          1,022,628              14,507,416
Standard Chartered                                  437,535              12,603,496
                                                                    ---------------
Total                                                                    27,110,912
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.7%)
Serco Group                                         945,081               8,553,897
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.9%)
Hanson                                              740,885              11,917,241
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.3%)
Tesco                                             2,932,595              25,634,016
Wm Morrison Supermarkets                          2,603,910              15,818,674
                                                                    ---------------
Total                                                                    41,452,690
-----------------------------------------------------------------------------------

INSURANCE (2.0%)
Admiral Group                                       499,380              11,289,853
Resolution                                          625,936               7,642,031
Royal & SunAlliance Insurance Group               2,095,922               6,680,782
                                                                    ---------------
Total                                                                    25,612,666
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Home Retail Group                                   472,292               4,126,014
-----------------------------------------------------------------------------------

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

METALS & MINING (1.5%)
Anglo American                                      370,734             $19,527,558
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Marks & Spencer Group                               770,787              10,259,810
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.9%)
BG Group                                          1,762,369              25,417,801
BP                                                  800,678               8,696,292
Tullow Oil                                          528,677               3,794,223
                                                                    ---------------
Total                                                                    37,908,316
-----------------------------------------------------------------------------------

PHARMACEUTICALS (2.4%)
GlaxoSmithKline                                     762,458              20,957,983
Shire                                               494,347              10,203,391
                                                                    ---------------
Total                                                                    31,161,374
-----------------------------------------------------------------------------------

ROAD & RAIL (0.4%)
FirstGroup                                          355,375               4,646,426
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.5%)
Carphone Warehouse Group                          1,147,444               6,248,219
-----------------------------------------------------------------------------------

TOBACCO (1.9%)
British American Tobacco                            295,257               9,231,265
Imperial Tobacco Group                              338,558              15,154,850
                                                                    ---------------
Total                                                                    24,386,115
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.3%)
SIG                                                 429,854              10,724,508
Wolseley                                            266,183               6,237,768
                                                                    ---------------
Total                                                                    16,962,276
-----------------------------------------------------------------------------------

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

WIRELESS TELECOMMUNICATION SERVICES (1.2%)
Vodafone Group                                    5,949,582             $15,862,181
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,018,272,163)                                               $1,269,254,376
-----------------------------------------------------------------------------------

PREFERRED STOCKS & OTHER (0.7%)(c)
ISSUER                                            SHARES                   VALUE(A)
GERMANY (0.7%)
Porsche                                               5,452              $8,329,603
-----------------------------------------------------------------------------------

HONG KONG (--%)
China Overseas Land & Investment Warrants           797,250(b,g)            527,575
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $8,474,375)                                                       $8,857,178
-----------------------------------------------------------------------------------

MONEY MARKET FUND (2.6%)(f)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 33,246,629(h)          $33,246,629
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $33,246,629)                                                     $33,246,629
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,059,993,167)(i)                                            $1,311,358,183
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $2,489,477 or 0.2% of net assets.

(e)  At March 31, 2007, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in a money market fund and represents 1.7% of net assets. 0.9% of net assets is the Fund's cash equivalent position.

(g) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at March 31, 2007, are as follows:

SECURITY                                                        ACQUISITION DATES            COST
----------------------------------------------------------------------------------------------------
China Overseas Land & Investment Warrants                           06-29-06                     $--
Richter Gedeon ADR*                                                 04-20-06               2,948,050

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(i) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $1,059,993,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $263,615,000
Unrealized depreciation                                               (12,250,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $251,365,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 59 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - International Opportunity Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 60 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Large Cap Equity Fund
MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (95.4%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (3.6%)
Boeing                                              458,723             $40,785,063
DRS Technologies                                     32,259               1,682,952
General Dynamics                                     49,751               3,800,976
Goodrich                                            186,290               9,590,209
Honeywell Intl                                      675,794              31,127,072
L-3 Communications Holdings                          77,915               6,815,225
Lockheed Martin                                     129,758              12,589,121
Northrop Grumman                                     99,883               7,413,316
United Technologies                                 193,460              12,574,900
                                                                    ---------------
Total                                                                   126,378,834
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                           28,042               1,965,744
-----------------------------------------------------------------------------------

AIRLINES (--%)
UAL                                                  26,127(b)              997,268
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                               15,755(b)              491,398
Johnson Controls                                     17,380               1,644,496
                                                                    ---------------
Total                                                                     2,135,894
-----------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Ford Motor                                          167,677               1,322,972
General Motors                                       50,210               1,538,434
                                                                    ---------------
Total                                                                     2,861,406
-----------------------------------------------------------------------------------

BEVERAGES (1.9%)
Anheuser-Busch Companies                            181,827               9,174,990
Brown-Forman Cl B                                     6,992                 458,396
Coca-Cola                                           374,171              17,960,208
Coca-Cola Enterprises                                24,603                 498,211
Constellation Brands Cl A                           116,768(b)            2,473,146
Molson Coors Brewing Cl B                             4,059                 384,063
Pepsi Bottling Group                                 12,151                 387,495
PepsiCo                                             549,382              34,918,720
                                                                    ---------------
Total                                                                    66,255,229
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (2.0%)
Amgen                                               502,272(b)           28,066,958
Biogen Idec                                         284,225(b)           12,613,906
Genentech                                           311,149(b)           25,551,556
Gilead Sciences                                      48,397(b)            3,702,371
MedImmune                                            27,007(b)              982,785
                                                                    ---------------
Total                                                                    70,917,576
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco                                               117,737               3,225,994
-----------------------------------------------------------------------------------

CAPITAL MARKETS (3.2%)
Bank of New York                                    141,504               5,737,987
Bear Stearns Companies                               10,414               1,565,745
Charles Schwab                                       70,201               1,283,976
Fortress Investment Group LLC Cl A                  154,636(e)            4,434,960
Franklin Resources                                   96,376              11,645,112

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)
CAPITAL MARKETS (CONT.)
Goldman Sachs Group                                  54,811             $11,325,597
KKR Private Equity Investors LP Unit                604,688(i)           14,663,684
Lehman Brothers Holdings                            229,296              16,066,771
Merrill Lynch & Co                                  219,274              17,908,108
Morgan Stanley                                      260,001              20,477,679
State Street                                        120,108               7,776,993
                                                                    ---------------
Total                                                                   112,886,612
-----------------------------------------------------------------------------------

CHEMICALS (1.0%)
Air Products & Chemicals                             19,560               1,446,658
Ashland                                              22,683               1,488,005
Dow Chemical                                        277,817              12,740,687
Eastman Chemical                                     55,644               3,523,935
Ecolab                                               15,829                 680,647
EI du Pont de Nemours & Co                          141,490               6,993,850
Hercules                                             10,081(b)              196,983
Intl Flavors & Fragrances                             6,927                 327,093
Monsanto                                             48,229               2,650,666
PPG Inds                                             14,670               1,031,448
Praxair                                              28,664               1,804,685
Rohm & Haas                                          12,603                 651,827
Sigma-Aldrich                                        11,707                 486,075
                                                                    ---------------
Total                                                                    34,022,559
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (2.3%)
BB&T                                                 48,019               1,969,739
Comerica                                             14,102                 833,710
Commerce Bancorp                                     16,648                 555,710
Compass Bancshares                                   11,525                 792,920
Fifth Third Bancorp                                  79,675               3,082,626
First Horizon Natl                                   11,049                 458,865
Huntington Bancshares                                21,095                 460,926
M&T Bank                                              6,877                 796,563
Natl City                                            52,525               1,956,556
PNC Financial Services Group                         88,265               6,352,432
Regions Financial                                    64,720               2,289,146
SunTrust Banks                                       31,437               2,610,528
US Bancorp                                          393,115              13,747,232
Wachovia                                            402,361              22,149,974
Wells Fargo & Co                                    631,743              21,750,911
Zions Bancorporation                                  9,492                 802,264
                                                                    ---------------
Total                                                                    80,610,102
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Allied Waste Inds                                    22,540(b)              283,779
Avery Dennison                                       17,556               1,128,149
Cintas                                               12,115                 437,352
Equifax                                               3,356                 122,326
Robert Half Intl                                     14,876                 550,561
Waste Management                                     47,493               1,634,233
                                                                    ---------------
Total                                                                     4,156,400
-----------------------------------------------------------------------------------

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)

COMMUNICATIONS EQUIPMENT (4.8%)
ADTRAN                                               18,952                $461,481
Alcatel-Lucent                                       22,271(c)              262,096
Alcatel-Lucent ADR                                  730,012(c)            8,628,742
Cisco Systems                                     1,278,357(b)           32,636,454
Corning                                              41,218(b)              937,297
JDS Uniphase                                        494,344(b)            7,528,859
Juniper Networks                                     39,358(b)              774,565
Motorola                                            201,075               3,552,995
Nokia ADR                                           894,627(c)           20,504,851
QUALCOMM                                          1,734,795              74,006,356
Telefonaktiebolaget LM Ericsson ADR                 462,944(c)           17,170,593
Tellabs                                             156,821(b)            1,552,528
                                                                    ---------------
Total                                                                   168,016,817
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.8%)
Apple                                               208,086(b)           19,333,270
Brocade Communications Systems                       43,650(b)              415,548
Dell                                                271,129(b)            6,292,904
EMC                                                  83,583(b)            1,157,625
Hewlett-Packard                                     894,088              35,888,692
Intl Business Machines                              296,866              27,982,589
SanDisk                                             162,071(b)            7,098,710
                                                                    ---------------
Total                                                                    98,169,338
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                      8,382                 976,335
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.8%)
American Express                                    192,313              10,846,453
Capital One Financial                               189,509              14,300,350
SLM                                                  36,286               1,484,097
                                                                    ---------------
Total                                                                    26,630,900
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Ball                                                  9,249                 424,067
Bemis                                                 9,306                 310,727
Pactiv                                               11,813(b)              398,571
Sealed Air                                           14,314                 452,322
Temple-Inland                                        65,853               3,934,058
                                                                    ---------------
Total                                                                     5,519,745
-----------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Genuine Parts                                        15,127                 741,223
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
Apollo Group Cl A                                    12,423(b)              545,370
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.8%)
Bank of America                                   1,204,786              61,468,182
Chicago Mercantile Exchange Holdings Cl A             3,091               1,645,834
CIT Group                                            17,603                 931,551
Citigroup                                         1,244,600              63,897,763
Consumer Discretionary Select Sector SPDR
 Fund                                                27,623               1,048,845

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 61 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Large Cap Equity Fund

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)
DIVERSIFIED FINANCIAL SERVICES (CONT.)
Consumer Staples Select Sector SPDR Fund             15,400                $409,024
Financial Select Sector SPDR Fund                    88,718(e)            3,153,925
IntercontinentalExchange                              1,790(b)              218,756
iShares Dow Jones US Healthcare Sector Index
 Fund                                                     1                      67
JPMorgan Chase & Co                                 716,107              34,645,257
Materials Select Sector SPDR Trust                   24,419(e)              926,457
Moody's                                              20,864               1,294,820
                                                                    ---------------
Total                                                                   169,640,481
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.6%)
AT&T                                              1,654,591              65,240,522
Chunghwa Telecom ADR                                 24,602(c)              490,072
Citizens Communications                             102,825               1,537,234
COLT Telecom Group                                  724,913(b,c)          2,538,885
Embarq                                              156,437               8,815,225
France Telecom                                      187,376(c)            4,948,409
Qwest Communications Intl                         1,972,284(b)           17,730,833
Verizon Communications                              533,188              20,218,489
Windstream                                          194,640               2,859,262
                                                                    ---------------
Total                                                                   124,378,931
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.6%)
Allegheny Energy                                     14,670(b)              720,884
American Electric Power                              35,115               1,711,856
Duke Energy                                         111,472               2,261,767
Edison Intl                                          28,922               1,420,938
Entergy                                             112,558              11,809,585
Exelon                                              235,977              16,213,979
FirstEnergy                                          28,336               1,876,977
FPL Group                                            73,164               4,475,442
Pinnacle West Capital                                 8,864                 427,688
PPL                                                 121,926               4,986,773
Progress Energy                                      22,565               1,138,179
Southern                                            288,469              10,572,389
                                                                    ---------------
Total                                                                    57,616,457
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
Cooper Inds Cl A                                     15,536                 698,965
Emerson Electric                                    144,289               6,217,412
Rockwell Automation                                  14,180                 848,957
                                                                    ---------------
Total                                                                     7,765,334
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Baker Hughes                                         61,805               4,087,165
BJ Services                                          13,953                 389,289
Cameron Intl                                         47,951(b)            3,010,843
Halliburton                                         108,078               3,430,396
Natl Oilwell Varco                                   37,032(b)            2,880,719
Noble                                                32,174               2,531,450
Pride Intl                                           69,960(b)            2,105,796
Transocean                                           22,864(b)            1,867,989
Weatherford Intl                                    144,516(b)            6,517,671
                                                                    ---------------
Total                                                                    26,821,318
-----------------------------------------------------------------------------------

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)

FOOD & STAPLES RETAILING (1.1%)
Costco Wholesale                                     72,523              $3,904,638
CVS/Caremark                                        458,198              15,642,865
Safeway                                             159,965               5,861,118
SYSCO                                                54,871               1,856,286
Wal-Mart Stores                                     223,552              10,495,766
Whole Foods Market                                   12,688                 569,057
                                                                    ---------------
Total                                                                    38,329,730
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.9%)
Archer-Daniels-Midland                               58,344               2,141,225
Campbell Soup                                        83,012               3,233,317
ConAgra Foods                                        45,232               1,126,729
Dean Foods                                           11,874                 554,991
General Mills                                        74,113(g)            4,314,859
Groupe Danone                                         5,098(c)              832,859
Hershey                                              15,435                 843,677
HJ Heinz                                             29,248               1,378,166
Kellogg                                             261,770              13,462,830
McCormick & Co                                       11,665                 449,336
Sara Lee                                             66,297               1,121,745
WM Wrigley Jr                                        19,486                 992,422
                                                                    ---------------
Total                                                                    30,452,156
-----------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                                 4,033                 195,278
ONEOK                                                83,626               3,763,169
Questar                                               7,622                 679,959
                                                                    ---------------
Total                                                                     4,638,406
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
Bausch & Lomb                                        46,553               2,381,651
Boston Scientific                                 1,896,651(b)           27,577,306
Cooper Companies                                     48,570               2,361,473
Medtronic                                           244,132              11,977,116
St. Jude Medical                                     18,490(b)              695,409
Stryker                                              36,382               2,412,854
Zimmer Holdings                                      59,343(b)            5,068,486
                                                                    ---------------
Total                                                                    52,474,295
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.4%)
Aetna                                               164,174               7,189,179
Cardinal Health                                     381,449              27,826,706
CIGNA                                                33,317               4,753,003
Coventry Health Care                                 14,146(b)              792,883
Express Scripts                                      12,023(b)              970,497
Humana                                              102,412(b)            5,941,944
Laboratory Corp of America Holdings                  11,132(b)              808,517
Manor Care                                            6,565                 356,873
McKesson                                            237,775              13,919,349
Patterson Companies                                  12,335(b)              437,769
Quest Diagnostics                                    14,199                 708,104
Tenet Healthcare                                     41,839(b)              269,025
UnitedHealth Group                                  403,120              21,353,266
                                                                    ---------------
Total                                                                    85,327,115
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                           17,616                 522,491
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.1%)
Carnival Unit                                        51,835               2,428,988
Chipotle Mexican Grill Cl A                          11,008(b)              683,597
Chipotle Mexican Grill Cl B                           3,588(b)              205,951

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Harrah's Entertainment                               95,232              $8,042,342
Intl Game Technology                                 40,051               1,617,259
Marriott Intl Cl A                                  180,331               8,829,006
McDonald's                                          138,240               6,227,712
Orient-Express Hotels Series A                       17,256(c)            1,032,254
Penn Natl Gaming                                     12,336(b)              523,293
Pinnacle Entertainment                              282,670(b)            8,217,217
Royal Caribbean Cruises                              15,772                 664,948
Starbucks                                            31,914(b)            1,000,823
Yum! Brands                                           7,613                 439,727
                                                                    ---------------
Total                                                                    39,913,117
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.1%)
DR Horton                                           235,074               5,171,628
Fortune Brands                                       13,438               1,059,183
Harman Intl Inds                                    229,381              22,038,926
Hovnanian Enterprises Cl A                           75,492(b,e)          1,899,379
Leggett & Platt                                      15,889                 360,204
Lennar Cl A                                          50,706               2,140,300
Meritage Homes                                       24,659(b)              792,047
Newell Rubbermaid                                    24,607                 765,032
NVR                                                   1,776(b)            1,181,040
Snap-On                                               5,182                 249,254
Standard-Pacific                                     75,721               1,580,297
Stanley Works                                         7,217                 399,533
Toll Brothers                                        13,295(b)              364,017
WCI Communities                                      13,650(b)              291,291
Whirlpool                                             6,959                 590,889
                                                                    ---------------
Total                                                                    38,883,020
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.2%)
Clorox                                               13,477                 858,350
Colgate-Palmolive                                   321,586              21,478,729
Kimberly-Clark                                       40,684               2,786,447
Procter & Gamble                                    768,936              48,565,998
Spectrum Brands                                     760,941(b,e)          4,816,757
                                                                    ---------------
Total                                                                    78,506,281
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
AES                                                  58,960(b)            1,268,819
Constellation Energy Group                           15,979               1,389,374
Dynegy Cl A                                          33,604(b)              311,173
TXU                                                  40,767               2,613,165
                                                                    ---------------
Total                                                                     5,582,531
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.5%)
3M                                                  105,689               8,077,810
General Electric                                  1,984,118              70,158,412
Tyco Intl                                           253,883(c)            8,010,009
                                                                    ---------------
Total                                                                    86,246,231
-----------------------------------------------------------------------------------

INSURANCE (4.5%)
ACE                                                 328,480(c)           18,743,069
AFLAC                                               284,876              13,406,265
American Intl Group                                 849,929              57,132,227
Aon                                                 105,090               3,989,216
Arch Capital Group                                   27,476(b,c)          1,874,138

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 62 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Large Cap Equity Fund

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)
INSURANCE (CONT.)
Aspen Insurance Holdings                             47,376(c)           $1,241,725
Chubb                                                86,788               4,484,336
Endurance Specialty Holdings                         34,750(c)            1,241,965
Hartford Financial Services Group                   231,035              22,082,325
Lincoln Natl                                          5,092                 345,187
Max Re Capital                                       68,697(c)            1,750,400
MetLife                                              92,257               5,826,030
Principal Financial Group                             5,096                 305,098
Prudential Financial                                267,021              24,101,315
XL Capital Cl A                                      37,813(c)            2,645,397
                                                                    ---------------
Total                                                                   159,168,693
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Amazon.com                                           18,297(b)              728,038
IAC/InterActiveCorp                                  15,078(b)              568,591
Liberty Media -- Interactive Cl A                   158,660(b,d)          3,779,281
                                                                    ---------------
Total                                                                     5,075,910
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.7%)
eBay                                                315,604(b)           10,462,273
Google Cl A                                          96,688(b)           44,298,575
VeriSign                                             82,804(b)            2,080,036
Yahoo!                                              111,091(b)            3,476,037
                                                                    ---------------
Total                                                                    60,316,921
-----------------------------------------------------------------------------------

IT SERVICES (1.1%)
Accenture Cl A                                       22,186(c)              855,048
Affiliated Computer Services Cl A                    94,377(b)            5,556,918
Automatic Data Processing                           121,052               5,858,917
Cognizant Technology Solutions Cl A                  19,458(b)            1,717,558
Computer Sciences                                     9,706(b)              505,974
Electronic Data Systems                             115,794               3,205,178
Fidelity Natl Information Services                   14,289                 649,578
First Data                                          614,969              16,542,667
HCL Technologies                                    285,800(c)            1,916,073
Ness Technologies                                    49,566(b,c)            633,453
Paychex                                              17,479                 661,930
Satyam Computer Services ADR                         39,760(c)              902,552
Unisys                                               30,887(b)              260,377
Western Union                                        27,373                 600,837
                                                                    ---------------
Total                                                                    39,867,060
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (--%)
Eastman Kodak                                        25,503                 575,348
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
PerkinElmer                                         114,486               2,772,851
-----------------------------------------------------------------------------------

MACHINERY (1.4%)
Caterpillar                                         251,277              16,843,098
Danaher                                              20,912               1,494,162
Deere & Co                                           77,868               8,459,580
Dover                                                18,145                 885,657
Flowserve                                           178,276              10,195,604

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)
MACHINERY (CONT.)
Illinois Tool Works                                  28,561              $1,473,748
Ingersoll-Rand Cl A                                  32,996(c)            1,431,037
ITT                                                  34,414               2,075,852
Navistar Intl                                         5,558(b)              254,279
Parker Hannifin                                      64,069               5,529,795
                                                                    ---------------
Total                                                                    48,642,812
-----------------------------------------------------------------------------------

MEDIA (7.9%)
CBS Cl B                                              2,512                  76,842
Charter Communications Cl A                       1,133,129(b)            3,161,430
Clear Channel Communications                         22,145                 775,961
Comcast Cl A                                        567,562(b)           14,728,234
Comcast Special Cl A                                158,420(b)            4,034,957
EchoStar Communications Cl A                         44,701(b)            1,941,364
Idearc                                                6,375                 223,763
ITV                                               2,401,120(c)            5,149,648
Liberty Global Cl A                                  70,528(b)            2,322,487
Liberty Global Series C                             100,184(b)            3,069,638
Liberty Media -- Capital Series A                    11,829(b,d)          1,308,169
McGraw-Hill Companies                                11,483                 722,051
News Corp Cl A                                    1,615,487              37,350,059
RH Donnelley                                         31,997               2,268,267
Time Warner                                         869,495              17,146,441
Time Warner Cable Cl A                               31,225(b)            1,170,001
Viacom Cl B                                         287,782(b)           11,830,718
Virgin Media                                      4,332,054(h)          109,384,363
Vivendi                                             604,949(c)           24,582,323
Walt Disney                                         238,642               8,216,444
WorldSpace Cl A                                     141,807(b,e)            507,669
XM Satellite Radio Holdings Cl A                  1,697,578(b,h)         21,932,708
                                                                    ---------------
Total                                                                   271,903,537
-----------------------------------------------------------------------------------

METALS & MINING (0.9%)
Alcan                                                19,944(c)            1,041,077
Alcoa                                               181,225               6,143,528
Allegheny Technologies                                8,941                 953,915
Coeur d'Alene Mines                               1,395,664(b)            5,736,179
Freeport-McMoRan Copper & Gold                       29,613               1,960,108
Gold Fields ADR                                      96,641(c)            1,785,926
Kinross Gold                                        148,182(b,c)          2,043,430
Newmont Mining                                      241,782              10,152,426
Nucor                                                26,819               1,746,721
                                                                    ---------------
Total                                                                    31,563,310
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.9%)
Family Dollar Stores                                 78,402               2,322,267
Federated Department Stores                         114,206               5,144,980
JC Penney                                            67,610               5,554,838
Kohl's                                               24,437(b)            1,872,119
Target                                              306,344              18,153,945
                                                                    ---------------
Total                                                                    33,048,149
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.8%)
Ameren                                               18,310                 920,993
CenterPoint Energy                                   27,771                 498,212

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)
MULTI-UTILITIES (CONT.)
CMS Energy                                           19,746                $351,479
Consolidated Edison                                  22,796               1,163,964
Dominion Resources                                  146,650              13,018,120
DTE Energy                                           15,798                 756,724
Integrys Energy Group                                 6,657                 369,530
KeySpan                                              15,560                 640,294
NiSource                                             24,235                 592,303
PG&E                                                 30,964               1,494,632
Public Service Enterprise Group                      22,388               1,859,100
Sempra Energy                                        23,273               1,419,886
TECO Energy                                          18,571                 319,607
Xcel Energy                                         166,105(e)            4,101,132
                                                                    ---------------
Total                                                                    27,505,976
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.7%)
Anadarko Petroleum                                   58,403               2,510,161
BP ADR                                               47,962(c)            3,105,540
Canadian Natural Resources                            9,405(c)              519,062
Chesapeake Energy                                   105,413               3,255,153
Chevron                                             627,813              46,433,049
ConocoPhillips                                      293,371              20,051,908
CONSOL Energy                                        16,636                 650,967
Devon Energy                                         54,017               3,739,057
El Paso                                              58,474                 846,119
Exxon Mobil                                       1,503,449             113,435,227
Kinder Morgan                                         9,329                 993,072
Occidental Petroleum                                113,652               5,604,180
Peabody Energy                                       23,281                 936,827
Petroleo Brasileiro ADR                               5,790(c)              576,163
Royal Dutch Shell ADR                                28,251(c)            1,873,041
Ship Finance Intl                                    71,741(c)            1,967,856
Spectra Energy                                       53,724               1,411,329
Sunoco                                               55,242               3,891,246
Total                                               427,898(c)           29,979,936
Valero Energy                                       280,295              18,076,225
Williams Companies                                   51,346               1,461,307
XTO Energy                                           57,901               3,173,554
                                                                    ---------------
Total                                                                   264,490,979
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Bowater                                              66,496               1,583,935
Intl Paper                                          157,341               5,727,212
MeadWestvaco                                         16,084                 496,031
Weyerhaeuser                                        100,250               7,492,685
                                                                    ---------------
Total                                                                    15,299,863
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Avon Products                                        39,463               1,470,392
Estee Lauder Companies Cl A                          11,305                 552,249
                                                                    ---------------
Total                                                                     2,022,641
-----------------------------------------------------------------------------------

PHARMACEUTICALS (6.8%)
AstraZeneca                                         406,031(c)           21,842,123
Bristol-Myers Squibb                                956,987              26,565,959
Eli Lilly & Co                                      452,128              24,283,795
GlaxoSmithKline ADR                                  41,585(c)            2,297,987
Johnson & Johnson                                   324,410              19,548,947
Merck & Co                                        1,061,966              46,907,038
Novartis ADR                                         40,461(c)            2,210,384

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 63 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Large Cap Equity Fund

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)
PHARMACEUTICALS (CONT.)
Pfizer                                            2,576,100             $65,072,286
Roche Holding                                         6,636(c)            1,174,272
Schering-Plough                                     659,939              16,835,044
Teva Pharmaceutical Inds ADR                         65,314(c)            2,444,703
Watson Pharmaceuticals                               97,962(b)            2,589,136
Wyeth                                                66,380               3,320,991
                                                                    ---------------
Total                                                                   235,092,665
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
Annaly Capital Management                            37,859                 586,057
Apartment Investment & Management Cl A               52,375               3,021,515
Archstone-Smith Trust                                19,386               1,052,272
AvalonBay Communities                                 6,978                 907,140
Boston Properties                                    10,370               1,217,438
Equity Residential                                   25,933               1,250,749
HomeBanc                                            333,873               1,165,217
Kimco Realty                                         20,064                 977,919
Plum Creek Timber                                    15,715                 619,485
ProLogis                                             21,966               1,426,252
Public Storage                                       10,877               1,029,726
Simon Property Group                                  3,977                 442,441
Vornado Realty Trust                                 11,463               1,367,994
                                                                    ---------------
Total                                                                    15,064,205
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                          16,403(b)              560,655
-----------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
Avis Budget Group                                     2,508(b)               68,519
CSX                                                  46,112               1,846,785
Norfolk Southern                                     34,582               1,749,849
                                                                    ---------------
Total                                                                     3,665,153
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Agere Systems                                       222,902(b)            5,042,043
Atmel                                             2,046,880(b)           10,295,806
Broadcom Cl A                                        90,500(b)            2,902,335
Cypress Semiconductor                               199,776(b)            3,705,845
Intel                                               540,051              10,331,175
Linear Technology                                    35,679               1,127,100
LSI                                                 586,044(b)            6,118,299
Maxim Integrated Products                            42,770               1,257,438
PMC-Sierra                                          108,421(b)              760,031
Silicon Laboratories                                  7,491(b)              224,131
Spansion Cl A                                       765,977(b)            9,337,260
Texas Instruments                                   159,796               4,809,860
United Microelectronics ADR                         223,547(c)              710,879
Xilinx                                               41,850               1,076,801
                                                                    ---------------
Total                                                                    57,699,003
-----------------------------------------------------------------------------------

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)

SOFTWARE (2.8%)
Adobe Systems                                       159,135(b)           $6,635,930
Business Objects ADR                                161,906(b,c)          5,859,378
Cadence Design Systems                              114,800(b)            2,417,688
Citrix Systems                                       73,862(b)            2,365,800
Compuware                                           188,526(b)            1,789,112
Electronic Arts                                      13,652(b)              687,515
Microsoft                                         2,108,511              58,764,201
Oracle                                              447,976(b)            8,121,805
Quest Software                                       38,324(b)              623,531
Salesforce.com                                       34,328(b)            1,469,925
Symantec                                            459,103(b)            7,942,482
TIBCO Software                                       42,865(b)              365,210
                                                                    ---------------
Total                                                                    97,042,577
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (1.1%)
AutoNation                                           13,279(b)              282,046
AutoZone                                              4,494(b)              575,861
Bed Bath & Beyond                                    13,495(b)              542,094
Best Buy                                             40,043               1,950,895
Home Depot                                          172,349               6,332,102
Limited Brands                                      182,387               4,753,005
Lowe's Companies                                    312,101(g)            9,828,060
Office Depot                                         24,714(b)              868,450
OfficeMax                                             6,611                 348,664
RadioShack                                           12,057                 325,901
Sherwin-Williams                                      9,934                 656,041
Staples                                              64,148               1,657,584
TJX Companies                                       408,110              11,002,647
                                                                    ---------------
Total                                                                    39,123,350
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Jones Apparel Group                                   9,787                 300,755
Liz Claiborne                                         9,098                 389,849
Nike Cl B                                            16,691               1,773,585
Polo Ralph Lauren                                     5,432                 478,831
VF                                                    7,937                 655,755
                                                                    ---------------
Total                                                                     3,598,775
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.6%)
Countrywide Financial                               924,822              31,111,012
Fannie Mae                                          246,033              13,428,481
Freddie Mac                                         203,485              12,105,323
                                                                    ---------------
Total                                                                    56,644,816
-----------------------------------------------------------------------------------

TOBACCO (1.9%)
Altria Group                                        734,184              64,468,697
Reynolds American                                    15,219                 949,818
UST                                                  14,283                 828,128
                                                                    ---------------
Total                                                                    66,246,643
-----------------------------------------------------------------------------------

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)

WIRELESS TELECOMMUNICATION SERVICES (4.3%)
ALLTEL                                              624,351             $38,709,762
Hutchison Telecommunications Intl                 3,622,928(b,c)          7,345,371
Millicom Intl Cellular                               60,435(b,c)          4,735,687
Orascom Telecom Holding GDR                         113,257(c)            7,701,476
Sprint Nextel                                     2,281,220              43,251,931
Vodafone Group                                   14,867,798(c)           39,639,036
Vodafone Group ADR                                  363,657(c,e)          9,767,827
                                                                    ---------------
Total                                                                   151,151,090
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $2,993,542,786)                                               $3,342,254,222
-----------------------------------------------------------------------------------

OPTIONS PURCHASED (0.3%)
                                  EXERCISE   EXPIRATION
ISSUER                 CONTRACTS   PRICE        DATE        VALUE(A)
CALLS
ALLTEL                     1,781   $65.00    April 2007      $89,050
QUALCOMM                     397    50.00    Jan. 2008       108,183
Virgin Media              11,260    27.50    June 2007       760,050
Virgin Media               3,790    27.50    Jan. 2008       776,950
--------------------------------------------------------------------

PUTS
Mini Nasdaq 100 Index      3,913   177.50    June 2007     1,995,630
Nasdaq 100 Trust
 Series 1                 19,402    44.00    June 2007     2,822,991
Oil Service Sector
 Index                       211   215.00    Sept. 2007      297,510
XM Satellite Radio Holdings
 Cl A                     14,160    15.00    Jan. 2008     4,212,600
--------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $12,472,398)                                      $11,062,964
--------------------------------------------------------------------

MONEY MARKET FUND (4.9%)(f)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                172,256,265(j)         $172,256,265
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $172,256,265)                                                   $172,256,265
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,178,271,449)(k)                                            $3,525,573,451
===================================================================================

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 64 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Large Cap Equity Fund

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2007, the value of foreign securities represented 7.9% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)  At March 31, 2007, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.6% of net assets. 4.3% of net assets is the Fund's cash equivalent position.

(g) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                     CONTRACTS
------------------------------------------------------------------------------
PURCHASE CONTRACTS
S&P 500 Index, June 2007                                                152

(h) At March 31, 2007, securities valued at $56,197,495 were held to cover open call options written as follows:

                                                                                  EXERCISE         EXPIRATION
ISSUER                                                          CONTRACTS          PRICE              DATE             VALUE(A)
--------------------------------------------------------------------------------------------------------------------------------
Virgin Media                                                     11,260            $30.00          June 2007            $197,050
Virgin Media                                                      3,751             30.00          Jan. 2008             440,743
XM Satellite Radio Holdings Cl A                                 14,160             20.00          Jan. 2008             531,000
--------------------------------------------------------------------------------------------------------------------------------
Total value                                                                                                           $1,168,793
--------------------------------------------------------------------------------------------------------------------------------

     At March 31, 2007, cash or short-term securities were designated to cover open put options written as follows:

                                                                                  EXERCISE         EXPIRATION
ISSUER                                                          CONTRACTS          PRICE              DATE             VALUE(A)
--------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings Cl A                                 14,160            $12.50          Jan. 2008          $2,230,200

(i) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at March 31, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
----------------------------------------------------------------------------------------------------------
KKR Private Equity Investors LP Unit                            05-01-06 thru 12-14-06         $13,752,861

(j) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(k) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $3,178,271,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $395,184,000
Unrealized depreciation                                               (47,882,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $347,302,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 65 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Large Cap Value Fund
MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (94.7%)
ISSUER                                            SHARES               VALUE(A)
AEROSPACE & DEFENSE (4.4%)
Boeing                                                1,681                $149,458
DRS Technologies                                        704                  36,728
General Dynamics                                      1,113                  85,033
Goodrich                                              2,501                 128,751
Honeywell Intl                                        6,059                 279,077
L-3 Communications Holdings                             809                  70,763
Lockheed Martin                                       1,585                 153,777
Northrop Grumman                                      2,277                 168,999
United Technologies                                   1,452                  94,380
                                                                    ---------------
Total                                                                     1,166,966
-----------------------------------------------------------------------------------

BEVERAGES (0.9%)
Coca-Cola                                             1,727                  82,896
Constellation Brands Cl A                             2,240(b)               47,443
PepsiCo                                               1,665                 105,828
                                                                    ---------------
Total                                                                       236,167
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.3%)
Amgen                                                   637(b)               35,595
Biogen Idec                                             799(b)               35,460
                                                                    ---------------
Total                                                                        71,055
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.3%)
Masco                                                 2,635                  72,199
-----------------------------------------------------------------------------------

CAPITAL MARKETS (4.7%)
Bank of New York                                      3,167                 128,422
Fortress Investment Group Cl A                          406                  11,644
Franklin Resources                                      611                  73,827
Goldman Sachs Group                                     377                  77,900
KKR Private Equity Investors LP Unit                  1,135(e)               27,524
Lehman Brothers Holdings                              4,155                 291,141
Merrill Lynch & Co                                    3,210                 262,161
Morgan Stanley                                        3,786                 298,184
State Street                                            937                  60,671
                                                                    ---------------
Total                                                                     1,231,474
-----------------------------------------------------------------------------------

CHEMICALS (1.4%)
Ashland                                                 394                  25,846
Dow Chemical                                          4,401                 201,830
Eastman Chemical                                      1,082                  68,523
EI du Pont de Nemours & Co                            1,339                  66,187
                                                                    ---------------
Total                                                                       362,386
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (3.2%)
Fifth Third Bancorp                                     637                  24,646
PNC Financial Services Group                          1,264                  90,970
US Bancorp                                            5,405                 189,013
Wachovia                                              5,316                 292,645
Wells Fargo & Co                                      7,569                 260,601
                                                                    ---------------
Total                                                                       857,875
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Avery Dennison                                          371                  23,840
-----------------------------------------------------------------------------------

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)

COMMUNICATIONS EQUIPMENT (1.4%)
Alcatel-Lucent                                          499(c)               $5,872
Alcatel-Lucent ADR                                    4,350(c)               51,417
Cisco Systems                                         2,500(b)               63,825
Motorola                                              3,575                  63,170
Nokia ADR                                             2,930(c)               67,157
QUALCOMM                                                620                  26,449
Telefonaktiebolaget LM Ericsson ADR                   1,761(c)               65,315
Tellabs                                               2,423(b)               23,988
                                                                    ---------------
Total                                                                       367,193
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.3%)
Hewlett-Packard                                       6,478                 260,027
Intl Business Machines                                3,181                 299,841
SanDisk                                               1,230(b)               53,874
                                                                    ---------------
Total                                                                       613,742
-----------------------------------------------------------------------------------

CONSUMER FINANCE (1.4%)
American Express                                      1,910                 107,724
Capital One Financial                                 3,495                 263,733
                                                                    ---------------
Total                                                                       371,457
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.3%)
Temple-Inland                                         1,261                  75,332
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (8.7%)
Bank of America                                      17,977                 917,187
Citigroup                                            18,432                 946,298
JPMorgan Chase & Co                                   9,306                 450,224
                                                                    ---------------
Total                                                                     2,313,709
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.3%)
AT&T                                                 19,542                 770,541
Citizens Communications                               2,301                  34,400
Embarq                                                1,129                  63,619
Verizon Communications                               12,157                 460,993
Windstream                                            4,356                  63,990
                                                                    ---------------
Total                                                                     1,393,543
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (3.1%)
Entergy                                               2,148                 225,368
Exelon                                                4,022                 276,352
FPL Group                                               834                  51,016
PPL                                                   1,971                  80,614
Southern                                              5,074                 185,962
                                                                    ---------------
Total                                                                       819,312
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.3%)
Baker Hughes                                            367                  24,270
Cameron Intl                                          1,073(b)               67,374
Halliburton                                           1,717                  54,498
Natl Oilwell Varco                                      423(b)               32,905
Noble                                                   361                  28,403
Pride Intl                                              934(b)               28,113
Transocean                                              352(b)               28,758
Weatherford Intl                                      1,811(b)               81,677
                                                                    ---------------
Total                                                                       345,998
-----------------------------------------------------------------------------------

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)

FOOD & STAPLES RETAILING (1.0%)
CVS                                                   2,780                 $94,909
Safeway                                                 371                  13,593
Wal-Mart Stores                                       3,419                 160,523
                                                                    ---------------
Total                                                                       269,025
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.9%)
Campbell Soup                                         1,425                  55,504
General Mills                                           977                  56,881
Kellogg                                               2,195                 112,889
                                                                    ---------------
Total                                                                       225,274
-----------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
ONEOK                                                 1,871                  84,195
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Bausch & Lomb                                           541                  27,678
Boston Scientific                                     5,275(b)               76,698
Cooper Companies                                        567                  27,568
                                                                    ---------------
Total                                                                       131,944
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.5%)
Aetna                                                 2,637                 115,474
Cardinal Health                                       1,914                 139,627
CIGNA                                                   464                  66,194
McKesson                                                558                  32,665
UnitedHealth Group                                      938                  49,686
                                                                    ---------------
Total                                                                       403,646
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.9%)
Carnival Unit                                           341                  15,979
Marriott Intl Cl A                                    2,232                 109,278
McDonald's                                            1,792                  80,730
Pinnacle Entertainment                                1,193(b)               34,681
                                                                    ---------------
Total                                                                       240,668
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
DR Horton                                             3,568                  78,497
Hovnanian Enterprises Cl A                            1,689(b)               42,495
Lennar Cl A                                             506                  21,358
Standard-Pacific                                        967                  20,181
                                                                    ---------------
Total                                                                       162,531
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.0%)
Colgate-Palmolive                                     1,656                 110,605
Procter & Gamble                                      1,645                 103,898
Spectrum Brands                                       8,176(b)               51,754
                                                                    ---------------
Total                                                                       266,257
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.8%)
3M                                                    1,500                 114,645
General Electric                                     14,340                 507,063
Tyco Intl                                             4,057(c)              127,998
                                                                    ---------------
Total                                                                       749,706
-----------------------------------------------------------------------------------

INSURANCE (7.0%)
ACE                                                   3,511(c)              200,338
AFLAC                                                 3,041                 143,109
American Intl Group                                   8,469                 569,286
Aon                                                   1,555                  59,028

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 66 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Large Cap Value Fund

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)
INSURANCE (CONT.)
Arch Capital Group                                      465(b,c)            $31,718
Aspen Insurance Holdings                              1,019(c)               26,708
Chubb                                                 1,524                  78,745
Endurance Specialty Holdings                            747(c)               26,698
Hartford Financial Services Group                     3,414                 326,310
Max Re Capital                                        1,077(c)               27,442
MetLife                                               1,235                  77,990
Prudential Financial                                  2,470                 222,942
XL Capital Cl A                                         846(c)               59,186
                                                                    ---------------
Total                                                                     1,849,500
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Liberty Media -- Interactive Cl A                     3,551(b,d)             84,585
-----------------------------------------------------------------------------------

IT SERVICES (1.0%)
Affiliated Computer Services Cl A                     1,776(b)              104,570
Automatic Data Processing                             1,359                  65,776
Electronic Data Systems                               1,394                  38,586
First Data                                            2,070                  55,683
HCL Technologies                                      1,770(c)               11,867
                                                                    ---------------
Total                                                                       276,482
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
PerkinElmer                                             618                  14,968
-----------------------------------------------------------------------------------

MACHINERY (2.0%)
Caterpillar                                           2,547                 170,725
Deere & Co                                            1,112                 120,808
Flowserve                                             1,241                  70,973
Illinois Tool Works                                     639                  32,972
Ingersoll-Rand Cl A                                     694(c)               30,099
ITT                                                     770                  46,446
Parker Hannifin                                         716                  61,798
                                                                    ---------------
Total                                                                       533,821
-----------------------------------------------------------------------------------

MEDIA (5.9%)
Comcast Cl A                                          5,496(b)              142,621
Comcast Special Cl A                                  3,544(b)               90,266
EchoStar Communications Cl A                          1,000(b)               43,430
Liberty Global Cl A                                     315(b)               10,373
Liberty Global Series C                                 336(b)               10,295
Liberty Media -- Capital Series A                       258(b,d)             28,532
News Corp Cl A                                       11,993                 277,278
Time Warner                                          12,349                 243,522
Viacom Cl B                                           3,909(b)              160,699
Virgin Media                                         10,954                 276,589
Vivendi                                               3,099(c)              125,929
Walt Disney                                           4,079                 140,440
                                                                    ---------------
Total                                                                     1,549,974
-----------------------------------------------------------------------------------

METALS & MINING (0.4%)
Alcan                                                   419(c)               21,872
Alcoa                                                 2,333                  79,089
                                                                    ---------------
Total                                                                       100,961
-----------------------------------------------------------------------------------

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)

MULTILINE RETAIL (1.1%)
Federated Department Stores                           1,000                 $45,050
JC Penney                                               679                  55,787
Target                                                3,187                 188,861
                                                                    ---------------
Total                                                                       289,698
-----------------------------------------------------------------------------------

MULTI-UTILITIES (1.2%)
Dominion Resources                                    2,628                 233,288
Xcel Energy                                           2,909                  71,823
                                                                    ---------------
Total                                                                       305,111
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.4%)
Anadarko Petroleum                                    1,287                  55,315
BP ADR                                                1,063(c)               68,829
Chesapeake Energy                                     1,303                  40,237
Chevron                                               7,897                 584,061
ConocoPhillips                                        5,962                 407,503
Devon Energy                                          1,209                  83,687
Exxon Mobil                                          14,839               1,119,602
Royal Dutch Shell ADR                                   632(c)               41,902
Sunoco                                                  377                  26,556
Total                                                 2,605(c)              182,515
Valero Energy                                         1,367                  88,158
XTO Energy                                              579                  31,735
                                                                    ---------------
Total                                                                     2,730,100
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.0%)
Bowater                                               1,430                  34,063
Intl Paper                                            2,617                  95,259
Weyerhaeuser                                          1,859                 138,941
                                                                    ---------------
Total                                                                       268,263
-----------------------------------------------------------------------------------

PHARMACEUTICALS (5.5%)
Bristol-Myers Squibb                                  9,432                 261,832
Eli Lilly & Co                                        2,204                 118,377
GlaxoSmithKline ADR                                     931(c)               51,447
Merck & Co                                            5,616                 248,059
Novartis ADR                                            905(c)               49,440
Pfizer                                               21,273                 537,356
Schering-Plough                                       4,556                 116,224
Watson Pharmaceuticals                                  936(b)               24,738
Wyeth                                                   925                  46,278
                                                                    ---------------
Total                                                                     1,453,751
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Apartment Investment & Management Cl A                  980                  56,536
HomeBanc                                              1,390                   4,851
                                                                    ---------------
Total                                                                        61,387
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.2%)
Agere Systems                                         1,699(b)               38,431
Atmel                                                12,184(b)               61,286
Cypress Semiconductor                                 4,471(b)               82,937
Intel                                                 2,610                  49,929
Spansion Cl A                                         5,596(b)               68,215
Texas Instruments                                       451                  13,575
United Microelectronics ADR                           1,655(c)                5,263
                                                                    ---------------
Total                                                                       319,636
-----------------------------------------------------------------------------------

COMMON STOCKS (continued)
ISSUER                                            SHARES                   VALUE(A)

SOFTWARE (1.6%)
Cadence Design Systems                                2,569(b)              $54,103
Compuware                                             4,209(b)               39,943
Microsoft                                             8,197                 228,451
Oracle                                                1,600(b)               29,008
Quest Software                                          843(b)               13,716
Symantec                                              3,193(b)               55,239
TIBCO Software                                          893(b)                7,608
                                                                    ---------------
Total                                                                       428,068
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
Home Depot                                            1,587                  58,306
Limited Brands                                        1,480                  38,569
Lowe's Companies                                      1,633                  51,423
TJX Companies                                         2,394                  64,543
                                                                    ---------------
Total                                                                       212,841
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.8%)
Countrywide Financial                                10,499                 353,186
Fannie Mae                                            3,703                 202,110
Freddie Mac                                           3,297                 196,139
                                                                    ---------------
Total                                                                       751,435
-----------------------------------------------------------------------------------

TOBACCO (1.8%)
Altria Group                                          5,519                 484,623
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.8%)
ALLTEL                                                1,938                 120,156
Sprint Nextel                                        12,547                 237,891
Vodafone Group ADR                                    4,269(c)              114,665
                                                                    ---------------
Total                                                                       472,712
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $22,485,610)                                                     $25,043,410
-----------------------------------------------------------------------------------

MONEY MARKET FUND (5.9%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  1,555,226(f)           $1,555,226
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $1,555,226)                                                       $1,555,226
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $24,040,836)(g)                                                  $26,598,636
===================================================================================

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 67 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Large Cap Value Fund

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2007, the value of foreign securities represented 5.3% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at March 31, 2007, is as follows:

                                                                ACQUISITION
SECURITY                                                           DATES             COST
-------------------------------------------------------------------------------------------
KKR Private Equity Investors LP Unit                             05-01-06           $28,159

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $24,041,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $2,797,000
Unrealized depreciation                                                (239,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $2,558,000
-------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 68 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Mid Cap Growth Fund
MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (96.2%)
ISSUER                                            SHARES               VALUE(A)
AEROSPACE & DEFENSE (1.6%)
Cubic                                                78,980              $1,709,127
Precision Castparts                                  29,564               3,076,134
Rockwell Collins                                     83,712               5,602,845
                                                                    ---------------
Total                                                                    10,388,106
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.5%)
CH Robinson Worldwide                                32,692               1,561,043
UTI Worldwide                                        62,239(c)            1,529,835
                                                                    ---------------
Total                                                                     3,090,878
-----------------------------------------------------------------------------------

AIRLINES (1.0%)
Southwest Airlines                                  456,741               6,714,093
-----------------------------------------------------------------------------------

AUTOMOBILES (0.7%)
Harley-Davidson                                      77,182               4,534,443
-----------------------------------------------------------------------------------

BEVERAGES (0.5%)
Pepsi Bottling Group                                105,114               3,352,085
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (4.0%)
Amylin Pharmaceuticals                              110,342(b,e)          4,122,377
Applera-Celera Group                                247,986(b,d)          3,521,401
Biogen Idec                                          71,265(b)            3,162,741
Cephalon                                             27,649(b)            1,968,885
MedImmune                                           135,836(b)            4,943,073
OSI Pharmaceuticals                                 149,310(b)            4,927,230
Vertex Pharmaceuticals                              116,560(b)            3,268,342
                                                                    ---------------
Total                                                                    25,914,049
-----------------------------------------------------------------------------------

CAPITAL MARKETS (6.5%)
E*TRADE Financial                                   144,026(b)            3,056,232
Fortress Investment Group LLC Cl A                   26,029                 746,512
Legg Mason                                           38,589               3,635,470
Northern Trust                                       91,671               5,513,094
T Rowe Price Group                                  326,101              15,388,705
TD Ameritrade Holding                               881,705(b)           13,119,770
                                                                    ---------------
Total                                                                    41,459,783
-----------------------------------------------------------------------------------

CHEMICALS (0.8%)
Sigma-Aldrich                                       133,262               5,533,038
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
TCF Financial                                       101,671               2,680,048
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.1%)
Cintas                                              167,922               6,061,984
Monster Worldwide                                   111,636(b)            5,288,197
Robert Half Intl                                    239,825               8,875,924
                                                                    ---------------
Total                                                                    20,226,105
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.4%)
F5 Networks                                          54,691(b)            3,646,796
Juniper Networks                                    262,110(b)            5,158,325
Polycom                                              19,109(b)              636,903
                                                                    ---------------
Total                                                                     9,442,024
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.3%)
Network Appliance                                   258,611(b)            9,444,474
SanDisk                                             132,449(b)            5,801,266
                                                                    ---------------
Total                                                                    15,245,740
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CONSTRUCTION & ENGINEERING (1.1%)
Fluor                                                43,117              $3,868,457
Foster Wheeler                                       54,381(b)            3,175,307
                                                                    ---------------
Total                                                                     7,043,764
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.1%)
Martin Marietta Materials                            55,056               7,443,571
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.5%)
Strayer Education                                    26,048               3,256,000
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.9%)
NYSE Group                                           59,250(b,e)          5,554,688
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
Level 3 Communications                              427,249(b)            2,606,219
Time Warner Telecom Cl A                            151,984(b)            3,156,708
                                                                    ---------------
Total                                                                     5,762,927
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.3%)
Allegheny Energy                                     45,454(b)            2,233,610
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.0%)
Hubbell Cl B                                         54,729               2,640,127
Rockwell Automation                                  63,301               3,789,831
                                                                    ---------------
Total                                                                     6,429,958
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.6%)
Amphenol Cl A                                        61,891               3,996,302
Anixter Intl                                         47,881(b)            3,157,273
Molex                                               122,146               3,444,517
                                                                    ---------------
Total                                                                    10,598,092
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.0%)
BJ Services                                         235,796               6,578,708
ENSCO Intl                                          156,598               8,518,932
Natl Oilwell Varco                                   50,856(b)            3,956,088
Smith Intl                                           90,762               4,361,114
TETRA Technologies                                  107,457(b)            2,655,262
                                                                    ---------------
Total                                                                    26,070,104
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.6%)
Whole Foods Market                                   92,395               4,143,916
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.9%)
Hershey                                             100,929               5,516,779
HJ Heinz                                             68,571               3,231,066
WM Wrigley Jr                                        77,652               3,954,816
                                                                    ---------------
Total                                                                    12,702,661
-----------------------------------------------------------------------------------

GAS UTILITIES (0.4%)
Questar                                              28,406               2,534,099
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.8%)
ResMed                                               89,353(b)            4,500,711
St. Jude Medical                                    371,489(b)           13,971,701
                                                                    ---------------
Total                                                                    18,472,412
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.0%)
Express Scripts                                      87,340(b)            7,050,085
Humana                                              128,053(b)            7,429,634
Lincare Holdings                                    134,781(b)            4,939,724
Omnicare                                            164,423               6,539,103
                                                                    ---------------
Total                                                                    25,958,546
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HEALTH CARE TECHNOLOGY (0.5%)
Cerner                                               61,001(b)           $3,321,504
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.7%)
Brinker Intl                                        170,583               5,578,064
Hilton Hotels                                        95,601               3,437,812
Intl Game Technology                                122,628               4,951,719
Panera Bread Cl A                                   110,170(b)            6,506,640
Starwood Hotels & Resorts Worldwide                  60,759               3,940,221
                                                                    ---------------
Total                                                                    24,414,456
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Centex                                               28,655               1,197,206
Harman Intl Inds                                     27,147               2,608,284
                                                                    ---------------
Total                                                                     3,805,490
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.2%)
Energizer Holdings                                   15,490(b)            1,321,762
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.2%)
AES                                                 358,879(b)            7,723,076
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (3.6%)
Akamai Technologies                                  50,497(b)            2,520,810
VeriSign                                            542,960(b)           13,639,156
VistaPrint                                          183,991(b)            7,046,855
                                                                    ---------------
Total                                                                    23,206,821
-----------------------------------------------------------------------------------

IT SERVICES (4.7%)
Acxiom                                              334,112               7,146,655
Alliance Data Systems                                30,766(b)            1,895,801
Fiserv                                              129,218(b)            6,856,307
Paychex                                             179,119               6,783,237
VeriFone Holdings                                   215,761(b)            7,924,901
                                                                    ---------------
Total                                                                    30,606,901
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.9%)
Invitrogen                                          103,139(b)            6,564,797
Techne                                              102,605(b)            5,858,746
                                                                    ---------------
Total                                                                    12,423,543
-----------------------------------------------------------------------------------

MACHINERY (1.2%)
ITT                                                  68,985               4,161,176
Joy Global                                           89,886               3,856,109
                                                                    ---------------
Total                                                                     8,017,285
-----------------------------------------------------------------------------------

MEDIA (1.4%)
Lamar Advertising Cl A                               42,356               2,667,157
Sirius Satellite Radio                            1,223,854(b,e)          3,916,333
XM Satellite Radio Holdings Cl A                    202,386(b)            2,614,827
                                                                    ---------------
Total                                                                     9,198,317
-----------------------------------------------------------------------------------

METALS & MINING (1.0%)
Allegheny Technologies                               28,732               3,065,417
Freeport-McMoRan Copper & Gold                       48,136               3,186,122
                                                                    ---------------
Total                                                                     6,251,539
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 69 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Mid Cap Growth Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

OIL, GAS & CONSUMABLE FUELS (3.7%)
Denbury Resources                                   232,290(b)           $6,919,920
El Paso                                             248,256               3,592,264
Murphy Oil                                           35,486               1,894,952
Newfield Exploration                                161,841(b)            6,750,388
Williams Companies                                  174,324               4,961,261
                                                                    ---------------
Total                                                                    24,118,785
-----------------------------------------------------------------------------------

PHARMACEUTICALS (2.9%)
Allergan                                             59,570               6,601,547
Endo Pharmaceuticals Holdings                       215,800(b)            6,344,520
Forest Laboratories                                  58,884(b)            3,028,993
Sepracor                                             60,901(b)            2,839,814
                                                                    ---------------
Total                                                                    18,814,874
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
St. Joe                                              65,802(e)            3,442,103
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.8%)
Hittite Microwave                                    31,611(b)            1,269,814
Integrated Device Technology                        159,923(b)            2,466,013
KLA-Tencor                                          153,168               8,166,917
Kulicke & Soffa Inds                                482,800(b)            4,465,900
Marvell Technology Group                             71,258(b,c)          1,197,847
Maxim Integrated Products                           436,934              12,845,859
MEMC Electronic Materials                            21,194(b)            1,283,933

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Microchip Technology                                331,683             $11,784,696
Micron Technology                                   232,600(b)            2,809,808
NVIDIA                                              100,797(b)            2,900,938
Rambus                                               50,583(b)            1,074,889
                                                                    ---------------
Total                                                                    50,266,614
-----------------------------------------------------------------------------------

SOFTWARE (8.3%)
Advent Software                                     403,212(b)           14,060,001
BEA Systems                                         229,180(b)            2,656,196
BMC Software                                         60,185(b)            1,853,096
Business Objects ADR                                 95,437(b,c)          3,453,865
Citrix Systems                                      221,048(b)            7,080,167
Electronic Arts                                     173,207(b)            8,722,705
Fair Isaac                                          125,007               4,835,271
Lawson Software                                     658,330(b)            5,325,890
NAVTEQ                                              148,775(b)            5,132,738
                                                                    ---------------
Total                                                                    53,119,929
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (4.4%)
Abercrombie & Fitch Cl A                             61,884               4,683,381
Chico's FAS                                         130,135(b)            3,179,198
Coldwater Creek                                     152,783(b)            3,098,439
GameStop Cl A                                       154,804(b)            5,041,966
Limited Brands                                      102,908               2,681,782
TJX Companies                                       157,615               4,249,300
Urban Outfitters                                     68,312(b)            1,810,951
Williams-Sonoma                                     109,512               3,883,296
                                                                    ---------------
Total                                                                    28,628,313
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Coach                                                82,826(b)           $4,145,441
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.4%)
Aircastle                                            37,588               1,329,863
Fastenal                                            219,858               7,706,023
                                                                    ---------------
Total                                                                     9,035,886
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.8%)
American Tower Cl A                                 200,133(b)            7,795,181
Crown Castle Intl                                    55,468(b)            1,782,187
NII Holdings                                         76,089(b)            5,644,282
SBA Communications Cl A                             101,939(b)            3,012,297
                                                                    ---------------
Total                                                                    18,233,947
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $611,679,825)                                                   $626,881,326
-----------------------------------------------------------------------------------

MONEY MARKET FUND (6.4%)(f)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 41,992,482(g)          $41,992,482
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $41,992,482)                                                     $41,992,482
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $653,672,307)(h)                                                $668,873,808
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2007, the value of foreign securities represented 0.9% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)  At March 31, 2007, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.8% of net assets. 4.6% of net assets is the Fund's cash equivalent position.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $653,672,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $47,632,000
Unrealized depreciation                                              (32,430,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $15,202,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 70 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Mid Cap Value Fund
MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.9%)
ISSUER                                            SHARES               VALUE(A)
AEROSPACE & DEFENSE (0.7%)
Goodrich                                             60,228              $3,100,537
-----------------------------------------------------------------------------------

AIRLINES (1.4%)
AMR                                                  65,191(b)            1,985,066
Continental Airlines Cl B                            56,641(b)            2,061,166
UAL                                                  20,448(b)              780,500
US Airways Group                                     38,839(b)            1,766,398
                                                                    ---------------
Total                                                                     6,593,130
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.6%)
Johnson Controls                                     20,510               1,940,657
Magna Intl Cl A                                      13,177(c)              989,724
                                                                    ---------------
Total                                                                     2,930,381
-----------------------------------------------------------------------------------

AUTOMOBILES (1.9%)
Ford Motor                                          947,182               7,473,266
General Motors                                       41,860               1,282,590
                                                                    ---------------
Total                                                                     8,755,856
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (2.3%)
American Standard Companies                         163,756               8,682,343
USG                                                  45,581(b)            2,127,721
                                                                    ---------------
Total                                                                    10,810,064
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.2%)
AMVESCAP                                             81,863(c)              902,013
-----------------------------------------------------------------------------------

CHEMICALS (5.0%)
Eastman Chemical                                     93,467               5,919,264
Imperial Chemical Inds ADR                           50,610(c)            1,992,010
Lubrizol                                             45,007               2,319,211
Lyondell Chemical                                    78,703               2,358,729
Mosaic                                              182,845(b)            4,874,648
PPG Inds                                             82,251               5,783,068
                                                                    ---------------
Total                                                                    23,246,930
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.7%)
Comerica                                             53,535               3,164,989
Huntington Bancshares                                63,672               1,391,233
Regions Financial                                    99,207               3,508,952
                                                                    ---------------
Total                                                                     8,065,174
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.5%)
Deluxe                                               59,609               1,998,690
Dun & Bradstreet                                     16,066               1,465,219
Pitney Bowes                                         27,454               1,246,137
Ritchie Bros Auctioneers                             43,292(c)            2,533,448
                                                                    ---------------
Total                                                                     7,243,494
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.8%)
Tellabs                                             355,689(b)            3,521,321
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.3%)
Chicago Bridge & Iron                                77,503(c)            2,383,217
Fluor                                                37,787               3,390,250
Insituform Technologies Cl A                         21,223(b)              441,226
                                                                    ---------------
Total                                                                     6,214,693
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.3%)
Genuine Parts                                        24,084               1,180,116
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

DIVERSIFIED TELECOMMUNICATION SERVICES (2.8%)
CenturyTel                                          111,129              $5,021,919
Embarq                                               16,682                 940,031
Qwest Communications Intl                           363,130(b)            3,264,539
Windstream                                          256,013               3,760,831
                                                                    ---------------
Total                                                                    12,987,320
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (3.1%)
American Electric Power                              61,173               2,982,184
DPL                                                  28,384                 882,459
Edison Intl                                          78,319               3,847,812
Pinnacle West Capital                                79,359               3,829,072
PPL                                                  75,920               3,105,128
                                                                    ---------------
Total                                                                    14,646,655
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.5%)
Cooper Inds Cl A                                     87,886               3,953,992
Rockwell Automation                                  52,589               3,148,503
                                                                    ---------------
Total                                                                     7,102,495
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Solectron                                           602,549(b)            1,898,029
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.5%)
BJ Services                                          78,446               2,188,643
Cameron Intl                                         62,889(b)            3,948,800
ENSCO Intl                                           19,070               1,037,408
GlobalSantaFe                                        91,583               5,648,840
Nabors Inds                                          30,656(b,c)            909,564
Natl Oilwell Varco                                   29,046(b)            2,259,488
Smith Intl                                           27,061               1,300,281
Weatherford Intl                                     82,504(b)            3,720,930
                                                                    ---------------
Total                                                                    21,013,954
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.8%)
Del Monte Foods                                     175,057               2,009,654
Reddy Ice Holdings                                   72,977               2,202,446
Tyson Foods Cl A                                    221,723               4,303,644
                                                                    ---------------
Total                                                                     8,515,744
-----------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
Questar                                              14,756               1,316,383
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Hospira                                              38,559(b)            1,577,063
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.6%)
AmerisourceBergen                                    54,965               2,899,404
Health Management Associates Cl A                   199,622               2,169,891
Health Net                                          105,595(b)            5,682,068
Humana                                               41,406(b)            2,402,376
McKesson                                             20,523               1,201,416
Omnicare                                             59,707               2,374,547
                                                                    ---------------
Total                                                                    16,729,702
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.0%)
Hilton Hotels                                        99,885               3,591,865
Royal Caribbean Cruises                             135,280               5,703,404
                                                                    ---------------
Total                                                                     9,295,269
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HOUSEHOLD DURABLES (1.8%)
Mohawk Inds                                          16,156(b)           $1,325,600
Stanley Works                                        71,527               3,959,734
Whirlpool                                            38,823               3,296,461
                                                                    ---------------
Total                                                                     8,581,795
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Mirant                                               58,241(b)            2,356,431
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.1%)
McDermott Intl                                      150,455(b)            7,369,286
Textron                                              27,224               2,444,715
                                                                    ---------------
Total                                                                     9,814,001
-----------------------------------------------------------------------------------

INSURANCE (16.5%)
ACE                                                 155,015(c)            8,845,156
Ambac Financial Group                                21,681               1,873,022
Aon                                                 265,499              10,078,342
Axis Capital Holdings                               130,412(c)            4,415,750
Everest Re Group                                    121,701(c)           11,703,986
Lincoln Natl                                         78,409               5,315,346
Loews                                               141,252               6,417,078
MBIA                                                 25,384               1,662,398
PartnerRe                                           114,949(c)            7,878,604
Torchmark                                            48,959               3,211,221
Willis Group Holdings                                76,798(c)            3,039,665
XL Capital Cl A                                     193,695(c)           13,550,903
                                                                    ---------------
Total                                                                    77,991,471
-----------------------------------------------------------------------------------

IT SERVICES (2.0%)
Computer Sciences                                    72,192(b)            3,763,369
Electronic Data Systems                             205,253               5,681,403
                                                                    ---------------
Total                                                                     9,444,772
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.0%)
Eastman Kodak                                       128,037               2,888,514
Hasbro                                               63,593               1,820,032
                                                                    ---------------
Total                                                                     4,708,546
-----------------------------------------------------------------------------------

MACHINERY (5.9%)
AGCO                                                199,870(b)            7,389,194
Eaton                                               107,160               8,954,290
Ingersoll-Rand Cl A                                 159,414(c)            6,913,785
Manitowoc                                            51,330               3,260,995
Terex                                                25,918(b)            1,859,876
                                                                    ---------------
Total                                                                    28,378,140
-----------------------------------------------------------------------------------

MEDIA (3.2%)
Interpublic Group of Companies                      251,895(b)            3,100,827
Natl CineMedia                                       74,892(b)            1,999,616
Regal Entertainment Group Cl A                      197,710               3,928,498
RH Donnelley                                         87,284               6,187,563
                                                                    ---------------
Total                                                                    15,216,504
-----------------------------------------------------------------------------------

METALS & MINING (1.5%)
Freeport-McMoRan Copper & Gold                       64,408               4,263,137
Nucor                                                45,625               2,971,556
                                                                    ---------------
Total                                                                     7,234,693
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 71 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Mid Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MULTILINE RETAIL (1.4%)
Family Dollar Stores                                144,635              $4,284,089
Federated Department Stores                          53,497               2,410,040
                                                                    ---------------
Total                                                                     6,694,129
-----------------------------------------------------------------------------------

MULTI-UTILITIES (3.7%)
Consolidated Edison                                  55,096               2,813,202
DTE Energy                                           58,391               2,796,929
Energy East                                         110,731               2,697,407
NiSource                                            146,623               3,583,466
Sempra Energy                                        88,339               5,389,562
                                                                    ---------------
Total                                                                    17,280,566
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.2%)
El Paso                                             268,851               3,890,274
Enbridge                                            137,314(c)            4,483,302
Hess                                                 43,772               2,428,033
Newfield Exploration                                 74,040(b)            3,088,208
Pioneer Natural Resources                            95,603               4,121,445
Southwestern Energy                                 111,575(b)            4,572,344
Sunoco                                               30,123               2,121,864
                                                                    ---------------
Total                                                                    24,705,470
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.5%)
MeadWestvaco                                         68,468               2,111,553
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.4%)
King Pharmaceuticals                                 91,647(b)            1,802,696
Mylan Laboratories                                  174,345               3,685,654
Watson Pharmaceuticals                               36,198(b)              956,713
                                                                    ---------------
Total                                                                     6,445,063
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

REAL ESTATE INVESTMENT TRUSTS (REITS) (3.0%)
Boston Properties                                    12,049              $1,414,553
Crescent Real Estate Equities                        98,621               1,978,337
Equity Residential                                   83,786               4,040,999
Rayonier                                             90,824               3,905,432
Simon Property Group                                 22,528               2,506,240
                                                                    ---------------
Total                                                                    13,845,561
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
St. Joe                                              42,453               2,220,716
-----------------------------------------------------------------------------------

ROAD & RAIL (1.6%)
CSX                                                 146,993               5,887,070
Kansas City Southern                                 39,395(b)            1,401,674
                                                                    ---------------
Total                                                                     7,288,744
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Intersil Cl A                                       149,981               3,972,997
Microchip Technology                                 71,819               2,551,729
Natl Semiconductor                                  206,089               4,974,988
                                                                    ---------------
Total                                                                    11,499,714
-----------------------------------------------------------------------------------

SOFTWARE (1.4%)
BMC Software                                        131,834(b)            4,059,169
McAfee                                               87,493(b)            2,544,296
                                                                    ---------------
Total                                                                     6,603,465
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
RadioShack                                           98,406               2,659,914
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.8%)
Liz Claiborne                                        77,225               3,309,091
VF                                                   62,081               5,129,132
                                                                    ---------------
Total                                                                     8,438,223
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

TOBACCO (2.8%)
Loews-Carolina Group                                133,713(d)          $10,110,040
Reynolds American                                    47,270               2,950,121
                                                                    ---------------
Total                                                                    13,060,161
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $426,972,854)                                                   $464,225,955
-----------------------------------------------------------------------------------

BONDS (0.3%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
Qwest Communications Intl
Sr Unsecured
  11-15-25                           3.50%         $794,000              $1,310,259
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $1,181,578)                                                       $1,310,259
-----------------------------------------------------------------------------------

MONEY MARKET FUND (2.8%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 12,911,188(e)          $12,911,188
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $12,911,188)                                                     $12,911,188
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $441,065,620)(f)                                                $478,447,402
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2007, the value of foreign securities represented 15.0% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $441,066,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $41,569,000
Unrealized depreciation                                               (4,188,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $37,381,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 72 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - S&P 500 Index Fund
MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (100.6%)
ISSUER                                            SHARES               VALUE(A)
AEROSPACE & DEFENSE (2.5%)
Boeing                                               23,996              $2,133,484
General Dynamics                                     12,332                 942,165
Goodrich                                              3,808                 196,036
Honeywell Intl                                       24,317               1,120,041
L-3 Communications Holdings                           3,785                 331,074
Lockheed Martin                                      10,784               1,046,264
Northrop Grumman                                     10,650                 790,443
Raytheon                                             13,563                 711,515
Rockwell Collins                                      5,112                 342,146
United Technologies                                  30,272               1,967,680
                                                                    ---------------
Total                                                                     9,580,848
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.9%)
CH Robinson Worldwide                                 5,260                 251,165
FedEx                                                 9,334               1,002,752
United Parcel Service Cl B                           32,423               2,272,852
                                                                    ---------------
Total                                                                     3,526,769
-----------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                                   23,964(e)              352,271
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber                                5,475(b)              170,765
Johnson Controls                                      5,976                 565,449
                                                                    ---------------
Total                                                                       736,214
-----------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
Ford Motor                                           57,537                 453,967
General Motors                                       17,192                 526,762
Harley-Davidson                                       7,826                 459,778
                                                                    ---------------
Total                                                                     1,440,507
-----------------------------------------------------------------------------------

BEVERAGES (2.1%)
Anheuser-Busch Companies                             23,187               1,170,016
Brown-Forman Cl B                                     2,394                 156,951
Coca-Cola                                            61,234               2,939,232
Coca-Cola Enterprises                                 8,460                 171,315
Constellation Brands Cl A                             6,410(b)              135,764
Molson Coors Brewing Cl B                             1,425                 134,834
Pepsi Bottling Group                                  3,994                 127,369
PepsiCo                                              49,788               3,164,524
                                                                    ---------------
Total                                                                     8,000,005
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (1.3%)
Amgen                                                35,490(b)            1,983,181
Biogen Idec                                          10,414(b)              462,173
Celgene                                              11,475(b)              601,979
Genzyme                                               8,012(b)              480,880
Gilead Sciences                                      14,130(b)            1,080,945
MedImmune                                             7,230(b)              263,100
                                                                    ---------------
Total                                                                     4,872,258
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

BUILDING PRODUCTS (0.2%)
American Standard Companies                           5,307                $281,377
Masco                                                11,909                 326,307
                                                                    ---------------
Total                                                                       607,684
-----------------------------------------------------------------------------------

CAPITAL MARKETS (3.7%)
Ameriprise Financial                                  7,276                 415,751
Bank of New York                                     22,984                 932,001
Bear Stearns Companies                                3,637                 546,823
Charles Schwab                                       31,226                 571,124
E*TRADE Financial                                    12,990(b)              275,648
Federated Investors Cl B                              2,710                  99,511
Franklin Resources                                    5,085                 614,421
Goldman Sachs Group                                  12,505               2,583,908
Janus Capital Group                                   5,763                 120,504
Legg Mason                                            3,995                 376,369
Lehman Brothers Holdings                             15,988               1,120,279
Mellon Financial                                     12,650                 545,721
Merrill Lynch & Co                                   26,887               2,195,861
Morgan Stanley                                       32,367               2,549,225
Northern Trust                                        5,737                 345,023
State Street                                         10,152                 657,342
T Rowe Price Group                                    8,070                 380,823
                                                                    ---------------
Total                                                                    14,330,334
-----------------------------------------------------------------------------------

CHEMICALS (1.6%)
Air Products & Chemicals                              6,575                 486,287
Ashland                                               1,699                 111,454
Dow Chemical                                         29,163               1,337,415
Eastman Chemical                                      2,547                 161,302
Ecolab                                                5,414                 232,802
EI du Pont de Nemours & Co                           28,092               1,388,588
Hercules                                              3,535(b)               69,074
Intl Flavors & Fragrances                             2,376                 112,195
Monsanto                                             16,522                 908,049
PPG Inds                                              4,983                 350,355
Praxair                                               9,738                 613,104
Rohm & Haas                                           4,329                 223,896
Sigma-Aldrich                                         4,016                 166,744
                                                                    ---------------
Total                                                                     6,161,265
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (4.1%)
BB&T                                                 16,475                 675,805
Comerica                                              4,797                 283,599
Commerce Bancorp                                      5,700                 190,266
Compass Bancshares                                    3,960                 272,448
Fifth Third Bancorp                                  16,906                 654,093
First Horizon Natl                                    3,806                 158,063
Huntington Bancshares                                 7,162                 156,490
KeyCorp                                              12,035                 450,951
M&T Bank                                              2,340                 271,042
Marshall & Ilsley                                     7,770                 359,829
Natl City                                            18,015                 671,059
PNC Financial Services Group                         10,524                 757,412
Regions Financial                                    22,246                 786,841
SunTrust Banks                                       10,799                 896,749

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
COMMERCIAL BANKS (CONT.)
Synovus Financial                                     9,927                $321,039
US Bancorp                                           53,849               1,883,100
Wachovia                                             57,931               3,189,101
Wells Fargo & Co                                    102,706               3,536,167
Zions Bancorporation                                  3,348                 282,973
                                                                    ---------------
Total                                                                    15,797,027
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Allied Waste Inds                                     7,752(b)               97,598
Avery Dennison                                        2,784                 178,900
Cintas                                                4,123                 148,840
Equifax                                               3,800                 138,510
Monster Worldwide                                     3,903(b)              184,885
Pitney Bowes                                          6,696                 303,931
Robert Half Intl                                      5,107                 189,010
RR Donnelley & Sons                                   6,638                 242,884
Waste Management                                     16,210                 557,787
                                                                    ---------------
Total                                                                     2,042,345
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.6%)
ADC Telecommunications                                3,561(b)               59,611
Avaya                                                13,779(b)              162,730
Ciena                                                 2,585(b)               72,251
Cisco Systems                                       183,616(b)            4,687,717
Corning                                              47,714(b)            1,085,016
JDS Uniphase                                          6,417(b)               97,731
Juniper Networks                                     17,300(b)              340,464
Motorola                                             72,669               1,284,061
QUALCOMM                                             50,362               2,148,443
Tellabs                                              13,293(b)              131,601
                                                                    ---------------
Total                                                                    10,069,625
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.7%)
Apple                                                26,204(b)            2,434,614
Dell                                                 69,061(b)            1,602,906
EMC                                                  64,086(b)              887,591
Hewlett-Packard                                      81,363               3,265,910
Intl Business Machines                               45,768(e)            4,314,091
Lexmark Intl Cl A                                     2,921(b)              170,762
NCR                                                   5,444(b)              260,060
Network Appliance                                    11,279(b)              411,909
QLogic                                                4,838(b)               82,246
SanDisk                                               6,910(b)              302,658
Sun Microsystems                                    109,461(b)              657,861
                                                                    ---------------
Total                                                                    14,390,608
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Fluor                                                 2,669                 239,463
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                      2,887                 336,278
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.9%)
American Express                                     36,244               2,044,162
Capital One Financial                                12,480                 941,741
SLM                                                  12,477                 510,309
                                                                    ---------------
Total                                                                     3,496,212
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 73 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CONTAINERS & PACKAGING (0.2%)
Ball                                                  3,138                $143,877
Bemis                                                 3,178                 106,113
Pactiv                                                4,038(b)              136,242
Sealed Air                                            4,900                 154,840
Temple-Inland                                         3,200                 191,169
                                                                    ---------------
Total                                                                       732,241
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                         5,186                 254,114
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                     4,253(b)              186,707
H&R Block                                             9,802                 206,234
                                                                    ---------------
Total                                                                       392,941
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.5%)
Bank of America                                     135,960(e)            6,936,679
Chicago Mercantile Exchange Holdings Cl A             1,055                 561,745
CIT Group                                             5,885                 311,434
Citigroup                                           149,031               7,651,251
JPMorgan Chase & Co                                 105,585               5,108,202
Moody's                                               7,110                 441,247
                                                                    ---------------
Total                                                                    21,010,558
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.1%)
AT&T                                                189,823               7,484,721
CenturyTel                                            3,385                 152,968
Citizens Communications                              10,298                 153,955
Embarq                                                4,575                 257,801
Qwest Communications Intl                            47,682(b)              428,661
Verizon Communications                               88,463               3,354,517
Windstream                                           14,497                 212,961
                                                                    ---------------
Total                                                                    12,045,584
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.9%)
Allegheny Energy                                      4,997(b)              245,553
American Electric Power                              12,055                 587,681
Duke Energy                                          38,213                 775,342
Edison Intl                                           9,901                 486,436
Entergy                                               6,032                 632,877
Exelon                                               20,374               1,399,899
FirstEnergy                                           9,706                 642,925
FPL Group                                            12,334                 754,471
Pinnacle West Capital                                 3,037                 146,535
PPL                                                  11,706(e)              478,775
Progress Energy                                       7,821                 394,491
Southern                                             22,754                 833,934
                                                                    ---------------
Total                                                                     7,378,919
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
Cooper Inds Cl A                                      5,550                 249,695
Emerson Electric                                     24,254               1,045,104
Rockwell Automation                                   5,034                 301,386
                                                                    ---------------
Total                                                                     1,596,185
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Agilent Technologies                                 12,273(b)             $413,478
Jabil Circuit                                         5,615                 120,217
Molex                                                 4,313                 121,627
Sanmina-SCI                                          16,118(b)               58,347
Solectron                                            27,480(b)               86,562
Tektronix                                             2,483                  69,921
                                                                    ---------------
Total                                                                       870,152
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.9%)
Baker Hughes                                          9,731                 643,511
BJ Services                                           8,918                 248,812
ENSCO Intl                                            4,590                 249,696
Halliburton                                          30,374                 964,071
Nabors Inds                                           8,470(b,c)            251,305
Natl Oilwell Varco                                    5,345(b)              415,788
Noble                                                 4,092                 321,959
Rowan Companies                                       3,360                 109,099
Schlumberger                                         35,832               2,475,991
Smith Intl                                            6,065                 291,423
Transocean                                            8,909(b)              727,865
Weatherford Intl                                     10,280(b)              463,628
                                                                    ---------------
Total                                                                     7,163,148
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.5%)
Costco Wholesale                                     13,749                 740,246
CVS/Caremark                                         46,814               1,598,215
Kroger                                               21,524                 608,053
Safeway                                              13,393                 490,720
SUPERVALU                                             6,313                 246,649
SYSCO                                                18,757                 634,549
Walgreen                                             30,424               1,396,157
Wal-Mart Stores                                      74,753               3,509,653
Whole Foods Market                                    4,270                 191,510
                                                                    ---------------
Total                                                                     9,415,752
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.2%)
Archer-Daniels-Midland                               19,845                 728,311
Campbell Soup                                         6,644                 258,784
ConAgra Foods                                        15,352                 382,418
Dean Foods                                            3,925                 183,455
General Mills                                        10,494                 610,961
Hershey                                               5,260                 287,512
HJ Heinz                                              9,877                 465,404
Kellogg                                               7,621                 391,948
Kraft Foods Cl A                                      5,700                 180,462
McCormick & Co                                        3,960                 152,539
Sara Lee                                             22,295                 377,231
Tyson Foods Cl A                                      7,670                 148,875
WM Wrigley Jr                                         6,629                 337,615
                                                                    ---------------
Total                                                                     4,505,515
-----------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                                 1,368                  66,239
Questar                                               2,615                 233,284
                                                                    ---------------
Total                                                                       299,523
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)
Bausch & Lomb                                         1,648                  84,312
Baxter Intl                                          19,754               1,040,443
Becton Dickinson & Co                                 7,440                 572,062
Biomet                                                7,443                 316,253
Boston Scientific                                    36,001(b)              523,455

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HEALTH CARE EQUIPMENT & SUPPLIES (CONT.)
CR Bard                                               3,142                $249,820
Hospira                                               4,737(b)              193,743
Medtronic                                            35,009               1,717,542
St. Jude Medical                                     10,464(b)              393,551
Stryker                                               9,068                 601,390
Varian Medical Systems                                3,905(b)              186,229
Zimmer Holdings                                       7,208(b)              615,635
                                                                    ---------------
Total                                                                     6,494,435
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.3%)
Aetna                                                15,698                 687,415
AmerisourceBergen                                     5,758                 303,735
Cardinal Health                                      12,173                 888,020
CIGNA                                                 2,960                 422,274
Coventry Health Care                                  4,845(b)              271,562
Express Scripts                                       4,120(b)              332,566
Humana                                                5,071(b)              294,219
Laboratory Corp of America Holdings                   3,718(b)              270,038
Manor Care                                            2,214                 120,353
McKesson                                              8,984                 525,923
Medco Health Solutions                                8,755(b)              635,000
Patterson Companies                                   4,225(b)              149,945
Quest Diagnostics                                     4,830                 240,872
Tenet Healthcare                                     14,339(b)               92,200
UnitedHealth Group                                   41,168               2,180,670
WellPoint                                            18,622(b)            1,510,245
                                                                    ---------------
Total                                                                     8,925,037
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                            5,935                 176,032
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.6%)
Carnival Unit                                        13,447                 630,126
Darden Restaurants                                    4,413                 181,771
Harrah's Entertainment                                5,662                 478,156
Hilton Hotels                                        11,822                 425,119
Intl Game Technology                                 10,286                 415,349
Marriott Intl Cl A                                   10,028                 490,971
McDonald's                                           36,590               1,648,379
Starbucks                                            22,832(b,e)            716,012
Starwood Hotels & Resorts Worldwide                   6,535                 423,795
Wendy's Intl                                          2,642                  82,695
Wyndham Worldwide                                     5,745(b)              196,192
Yum! Brands                                           8,016                 463,004
                                                                    ---------------
Total                                                                     6,151,569
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Black & Decker                                        1,992                 162,587
Centex                                                3,632                 151,745
DR Horton                                             8,300                 182,600
Fortune Brands                                        4,639                 365,645
Harman Intl Inds                                      1,990                 191,199
KB HOME                                               2,336                  99,677
Leggett & Platt                                       5,397                 122,350
Lennar Cl A                                           4,190                 176,860
Newell Rubbermaid                                     8,440                 262,400
Pulte Homes                                           6,460                 170,932
Snap-On                                               1,791                  86,147

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 74 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HOUSEHOLD DURABLES (CONT.)
Stanley Works                                         2,521                $139,563
Whirlpool                                             2,388                 202,765
                                                                    ---------------
Total                                                                     2,314,470
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.2%)
Clorox                                                4,599                 292,910
Colgate-Palmolive                                    15,610               1,042,592
Kimberly-Clark                                       13,874                 950,230
Procter & Gamble                                     95,923(e)            6,058,497
                                                                    ---------------
Total                                                                     8,344,229
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
AES                                                  20,193(b)              434,553
Constellation Energy Group                            5,496                 477,877
Dynegy Cl A                                          11,513(b)              106,610
TXU                                                  13,960                 894,837
                                                                    ---------------
Total                                                                     1,913,877
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (3.9%)
3M                                                   22,306               1,704,848
General Electric                                    312,601(e)           11,053,572
Textron                                               3,813                 342,407
Tyco Intl                                            60,108(c)            1,896,407
                                                                    ---------------
Total                                                                    14,997,234
-----------------------------------------------------------------------------------

INSURANCE (4.8%)
ACE                                                   9,934(c)              566,834
AFLAC                                                14,949                 703,500
Allstate                                             18,806               1,129,488
Ambac Financial Group                                 3,110                 268,673
American Intl Group                                  79,085               5,316,095
Aon                                                   9,066                 344,145
Chubb                                                12,422                 641,845
Cincinnati Financial                                  5,250                 222,600
Genworth Financial Cl A                              13,400                 468,196
Hartford Financial Services Group                     9,733                 930,280
Lincoln Natl                                          8,410                 570,114
Loews                                                13,714                 623,027
Marsh & McLennan Companies                           16,803                 492,160
MBIA                                                  4,101                 268,574
MetLife                                              22,883               1,445,061
Principal Financial Group                             8,148                 487,821
Progressive                                          22,632                 493,830
Prudential Financial                                 14,262               1,287,288
Safeco                                                3,208                 213,107
Torchmark                                             2,975                 195,130
Travelers Companies                                  20,533               1,062,993
UnumProvident                                        10,421                 239,996
XL Capital Cl A                                       5,500(c)              384,780
                                                                    ---------------
Total                                                                    18,355,537
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
Amazon.com                                            9,450(b,e)            376,015
IAC/InterActiveCorp                                   6,605(b)              249,075
                                                                    ---------------
Total                                                                       625,090
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

INTERNET SOFTWARE & SERVICES (1.4%)
eBay                                                 34,538(b)           $1,144,935
Google Cl A                                           6,620(b)            3,033,019
VeriSign                                              7,450(b)              187,144
Yahoo!                                               37,110(b)            1,161,172
                                                                    ---------------
Total                                                                     5,526,270
-----------------------------------------------------------------------------------

IT SERVICES (1.1%)
Affiliated Computer Services Cl A                     3,010(b)              177,229
Automatic Data Processing                            16,732                 809,829
Cognizant Technology Solutions Cl A                   4,335(b)              382,650
Computer Sciences                                     5,264(b)              274,412
Convergys                                             4,157(b)              105,629
Electronic Data Systems                              15,640                 432,915
Fidelity Natl Information Services                    4,945                 224,800
First Data                                           22,886                 615,633
Fiserv                                                5,181(b)              274,904
Paychex                                              10,309                 390,402
Unisys                                               10,493(b)               88,456
Western Union                                        23,466                 515,079
                                                                    ---------------
Total                                                                     4,291,938
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick                                             2,757                  87,810
Eastman Kodak                                         8,743                 197,242
Hasbro                                                4,895                 140,095
Mattel                                               11,949                 329,434
                                                                    ---------------
Total                                                                       754,581
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.3%)
Applera-Applied Biosystems Group                      5,582(d)              165,060
Millipore                                             1,640(b)              118,851
PerkinElmer                                           3,706                  89,759
Thermo Fisher Scientific                             12,769(b)              596,951
Waters                                                3,086(b)              178,988
                                                                    ---------------
Total                                                                     1,149,609
-----------------------------------------------------------------------------------

MACHINERY (1.6%)
Caterpillar                                          19,630               1,315,800
Cummins                                               1,583                 229,092
Danaher                                               7,236                 517,012
Deere & Co                                            6,896                 749,181
Dover                                                 6,225                 303,842
Eaton                                                 4,442                 371,174
Illinois Tool Works                                  12,570                 648,612
Ingersoll-Rand Cl A                                   9,358(c)              405,856
ITT                                                   5,522                 333,087
PACCAR                                                7,552                 554,317
Pall                                                  3,737                 142,006
Parker Hannifin                                       3,520                 303,811
Terex                                                 3,120(b)              223,891
                                                                    ---------------
Total                                                                     6,097,681
-----------------------------------------------------------------------------------

MEDIA (3.5%)
CBS Cl B                                             22,433                 686,225
Clear Channel Communications                         15,087                 528,648
Comcast Cl A                                         94,542(b)            2,453,366

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MEDIA (CONT.)
DIRECTV Group                                        23,545(b)             $543,183
Dow Jones & Co                                        1,989                  68,561
EW Scripps Cl A                                       2,540                 113,487
Gannett                                               7,139                 401,854
Interpublic Group of Companies                       14,253(b)              175,454
McGraw-Hill Companies                                10,792                 678,601
Meredith                                              1,187                  68,122
New York Times Cl A                                   4,380                 102,974
News Corp Cl A                                       71,320               1,648,918
Omnicom Group                                         5,075                 519,579
Time Warner                                         115,993               2,287,382
Tribune                                               5,401                 173,426
Viacom Cl B                                          21,043(b)              865,078
Walt Disney                                          62,269               2,143,922
                                                                    ---------------
Total                                                                    13,458,780
-----------------------------------------------------------------------------------

METALS & MINING (0.9%)
Alcoa                                                26,433                 896,079
Allegheny Technologies                                3,096                 330,312
Freeport-McMoRan Copper & Gold                       11,386                 753,639
Newmont Mining                                       13,709                 575,641
Nucor                                                 9,156                 596,330
United States Steel                                   3,603                 357,310
                                                                    ---------------
Total                                                                     3,509,311
-----------------------------------------------------------------------------------

MULTILINE RETAIL (1.3%)
Big Lots                                              3,332(b)              104,225
Dillard's Cl A                                        1,850                  60,551
Dollar General                                        9,486                 200,629
Family Dollar Stores                                  4,612                 136,607
Federated Department Stores                          15,966                 719,268
JC Penney                                             6,838                 561,810
Kohl's                                                9,942(b)              761,657
Nordstrom                                             6,958(e)              368,357
Sears Holdings                                        2,530(b)              455,805
Target                                               26,105               1,546,981
                                                                    ---------------
Total                                                                     4,915,890
-----------------------------------------------------------------------------------

MULTI-UTILITIES (1.3%)
Ameren                                                6,280                 315,884
CenterPoint Energy                                    9,726                 174,484
CMS Energy                                            6,786                 120,791
Consolidated Edison                                   7,834                 400,004
Dominion Resources                                   10,611                 941,938
DTE Energy                                            5,385                 257,942
Integrys Energy Group                                 2,288                 127,007
KeySpan                                               5,342                 219,823
NiSource                                              8,323                 203,414
PG&E                                                 10,661                 514,606
Public Service Enterprise Group                       7,688                 638,412
Sempra Energy                                         7,991                 487,531
TECO Energy                                           6,375                 109,714
Xcel Energy                                          12,397                 306,082
                                                                    ---------------
Total                                                                     4,817,632
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                                28,850(b)              487,277
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 75 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

OIL, GAS & CONSUMABLE FUELS (8.2%)
Anadarko Petroleum                                   14,074                $604,901
Apache                                               10,064                 711,525
Chesapeake Energy                                    12,450                 384,456
Chevron                                              65,594               4,851,331
ConocoPhillips                                       49,983               3,416,338
CONSOL Energy                                         5,545                 216,976
Devon Energy                                         13,516                 935,578
El Paso                                              21,233                 307,242
EOG Resources                                         7,418                 529,200
Exxon Mobil                                         173,078              13,058,734
Hess                                                  8,212                 455,520
Kinder Morgan                                         3,261                 347,133
Marathon Oil                                         10,510               1,038,703
Murphy Oil                                            5,705                 304,647
Occidental Petroleum                                 25,482               1,256,517
Peabody Energy                                        8,045                 323,731
Spectra Energy                                       19,086                 501,389
Sunoco                                                3,686                 259,642
Valero Energy                                        18,360               1,184,036
Williams Companies                                   18,175                 517,261
XTO Energy                                           11,186                 613,105
                                                                    ---------------
Total                                                                    31,817,965
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                           13,756                 500,719
MeadWestvaco                                          5,543                 170,946
Weyerhaeuser                                          6,419                 479,756
                                                                    ---------------
Total                                                                     1,151,421
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Avon Products                                        13,406                 499,507
Estee Lauder Companies Cl A                           3,530                 172,441
                                                                    ---------------
Total                                                                       671,948
-----------------------------------------------------------------------------------

PHARMACEUTICALS (6.2%)
Abbott Laboratories                                  46,914               2,617,801
Allergan                                              4,670                 517,529
Barr Pharmaceuticals                                  3,240(b)              150,174
Bristol-Myers Squibb                                 61,391               1,704,214
Eli Lilly & Co                                       29,988               1,610,655
Forest Laboratories                                   9,660(b)              496,910
Johnson & Johnson                                    87,975               5,301,374
King Pharmaceuticals                                  7,395(b)              145,460
Merck & Co                                           65,859               2,908,992
Mylan Laboratories                                    7,440                 157,282
Pfizer                                              215,438(e)            5,441,963
Schering-Plough                                      45,225               1,153,690
Watson Pharmaceuticals                                3,112(b)               82,250
Wyeth                                                40,923               2,047,378
                                                                    ---------------
Total                                                                    24,335,672
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.3%)
Apartment Investment & Management Cl A                2,970                 171,339
Archstone-Smith Trust                                 6,700                 363,676
AvalonBay Communities                                 2,410                 313,300
Boston Properties                                     3,615                 424,401
Developers Diversified Realty                         3,855                 242,480
Equity Residential                                    8,939                 431,128

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Host Hotels & Resorts                                15,835                $416,619
Kimco Realty                                          6,870                 334,844
Plum Creek Timber                                     5,389                 212,434
ProLogis                                              7,785                 505,480
Public Storage                                        3,730                 353,119
Simon Property Group                                  6,739                 749,714
Vornado Realty Trust                                  3,960                 472,586
                                                                    ---------------
Total                                                                     4,991,120
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
CB Richard Ellis Group Cl A                           5,680(b)              194,142
Realogy                                               6,611(b)              195,752
                                                                    ---------------
Total                                                                       389,894
-----------------------------------------------------------------------------------

ROAD & RAIL (0.8%)
Burlington Northern Santa Fe                         10,909                 877,410
CSX                                                  13,282                 531,944
Norfolk Southern                                     12,066                 610,540
Ryder System                                          1,847                  91,131
Union Pacific                                         8,232                 835,960
                                                                    ---------------
Total                                                                     2,946,985
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Advanced Micro Devices                               16,870(b)              220,322
Altera                                               10,839(b)              216,672
Analog Devices                                       10,143                 349,832
Applied Materials                                    42,466                 777,977
Broadcom Cl A                                        14,336(b)              459,756
Intel                                               175,317               3,353,814
KLA-Tencor                                            6,073                 323,812
Linear Technology                                     9,098                 287,406
LSI Logic                                            23,319(b)              243,450
Maxim Integrated Products                             9,745                 286,503
Micron Technology                                    22,949(b)              277,224
Natl Semiconductor                                    8,618                 208,039
Novellus Systems                                      3,820(b)              122,316
NVIDIA                                               10,812(b)              311,169
PMC-Sierra                                            6,454(b)               45,243
Teradyne                                              5,764(b)               95,337
Texas Instruments                                    43,883               1,320,878
Xilinx                                               10,091                 259,641
                                                                    ---------------
Total                                                                     9,159,391
-----------------------------------------------------------------------------------

SOFTWARE (3.3%)
Adobe Systems                                        17,886(b)              745,846
Autodesk                                              7,042(b)              264,779
BMC Software                                          6,201(b)              190,929
CA                                                   12,502                 323,927
Citrix Systems                                        5,485(b)              175,685
Compuware                                             9,854(b)               93,514
Electronic Arts                                       9,424(b)              474,593
Intuit                                               10,412(b)              284,872
Microsoft                                           261,964               7,300,936
Novell                                               10,304(b)               74,395
Oracle                                              121,300(b)            2,199,169
Symantec                                             28,109(b)              486,286
                                                                    ---------------
Total                                                                    12,614,931
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SPECIALTY RETAIL (2.0%)
Abercrombie & Fitch Cl A                              2,685                $203,201
AutoNation                                            4,580(b)               97,279
AutoZone                                              1,506(b)              192,979
Bed Bath & Beyond                                     8,615(b)              346,065
Best Buy                                             12,303                 599,402
Circuit City Stores                                   4,324                  80,124
Gap                                                  16,020(e)              275,704
Home Depot                                           62,037               2,279,240
Limited Brands                                       10,393                 270,842
Lowe's Companies                                     46,290               1,457,672
Office Depot                                          8,409(b)              295,492
OfficeMax                                             2,281                 120,300
RadioShack                                            4,138                 111,850
Sherwin-Williams                                      3,397                 224,338
Staples                                              21,792                 563,105
Tiffany & Co                                          4,115                 187,150
TJX Companies                                        13,838                 373,072
                                                                    ---------------
Total                                                                     7,677,815
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Coach                                                11,250(b)              563,063
Jones Apparel Group                                   3,302                 101,470
Liz Claiborne                                         3,142                 134,635
Nike Cl B                                             5,741                 610,038
Polo Ralph Lauren                                     1,865                 164,400
VF                                                    2,738                 226,214
                                                                    ---------------
Total                                                                     1,799,820
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.4%)
Countrywide Financial                                17,926                 603,031
Fannie Mae                                           29,423               1,605,907
Freddie Mac                                          21,064               1,253,097
Hudson City Bancorp                                  15,045                 205,816
MGIC Investment                                       2,523                 148,655
Sovereign Bancorp                                    10,981                 279,357
Washington Mutual                                    27,031               1,091,512
                                                                    ---------------
Total                                                                     5,187,375
-----------------------------------------------------------------------------------

TOBACCO (1.6%)
Altria Group                                         63,801               5,602,366
Reynolds American                                     5,210                 325,156
UST                                                   4,885                 283,232
                                                                    ---------------
Total                                                                     6,210,754
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                           2,176                 168,074
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
ALLTEL                                               10,949                 678,838
Sprint Nextel                                        88,235               1,672,936
                                                                    ---------------
Total                                                                     2,351,774
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $300,490,302)                                                   $386,425,763
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 76 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - S&P 500 Index Fund

MONEY MARKET FUND (0.6%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  2,375,320(f)           $2,375,320
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $2,375,320)                                                       $2,375,320
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $302,865,622)(g)                                                $388,801,083
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2007, the value of foreign securities represented 0.9% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                     CONTRACTS
------------------------------------------------------------------------------
PURCHASE CONTRACTS
E-Mini S&P 500 Index, June 2007                                         31

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $302,866,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $96,294,000
Unrealized depreciation                                              (10,359,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $85,935,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 77 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Select Value Fund
MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.1%)
ISSUER                                            SHARES               VALUE(A)
AEROSPACE & DEFENSE (0.3%)
DRS Technologies                                      1,800                 $93,906
-----------------------------------------------------------------------------------

AUTO COMPONENTS (1.4%)
American Axle & Mfg Holdings                          8,300                 227,005
BorgWarner                                            2,400                 181,008
                                                                    ---------------
Total                                                                       408,013
-----------------------------------------------------------------------------------

BEVERAGES (0.9%)
Molson Coors Brewing Cl B                             2,900                 274,398
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.2%)
AMVESCAP ADR                                          5,000(c)              110,500
Bear Stearns Companies                                  900                 135,315
MCG Capital                                           6,800                 127,568
                                                                    ---------------
Total                                                                       373,383
-----------------------------------------------------------------------------------

CHEMICALS (1.7%)
Airgas                                                3,200                 134,880
Albemarle                                             2,600                 107,484
Celanese Series A                                     8,600                 265,224
                                                                    ---------------
Total                                                                       507,588
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (3.1%)
Comerica                                              9,600                 567,552
KeyCorp                                               9,900                 370,953
                                                                    ---------------
Total                                                                       938,505
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.0%)
Covanta Holding                                      14,700(b)              326,046
Knoll                                                11,800                 281,194
RR Donnelley & Sons                                  16,100                 589,099
                                                                    ---------------
Total                                                                     1,196,339
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.0%)
ARRIS Group                                          12,800(b)              180,224
Avocent                                               4,400(b)              118,668
                                                                    ---------------
Total                                                                       298,892
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.7%)
Chicago Bridge & Iron                                 7,800(c)              239,850
URS                                                  13,200(b)              562,188
                                                                    ---------------
Total                                                                       802,038
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (4.5%)
AptarGroup                                            9,700                 649,221
Ball                                                  3,200                 146,720
Sonoco Products                                      14,900                 559,942
                                                                    ---------------
Total                                                                     1,355,883
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (8.0%)
American Electric Power                               9,000                 438,750
Edison Intl                                           7,200                 353,736
Idacorp                                              17,400                 588,816
Northeast Utilities                                   6,800                 222,836
Pinnacle West Capital                                11,300                 545,225
PPL                                                   6,400                 261,760
                                                                    ---------------
Total                                                                     2,411,123
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ELECTRICAL EQUIPMENT (1.5%)
Cooper Inds Cl A                                      2,600                $116,974
General Cable                                         2,300(b)              122,889
Regal-Beloit                                          4,600                 213,348
                                                                    ---------------
Total                                                                       453,211
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)
Flextronics Intl                                     39,300(b,c)            429,942
Mettler Toledo Intl                                   1,300(b,c)            116,441
                                                                    ---------------
Total                                                                       546,383
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
Noble                                                 3,600                 283,248
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.6%)
Ruddick                                              10,400                 312,832
Safeway                                               2,800                 102,592
SUPERVALU                                             2,100                  82,047
                                                                    ---------------
Total                                                                       497,471
-----------------------------------------------------------------------------------

FOOD PRODUCTS (3.2%)
ConAgra Foods                                         6,700                 166,897
HJ Heinz                                              6,700                 315,704
Hormel Foods                                         13,090                 486,817
                                                                    ---------------
Total                                                                       969,418
-----------------------------------------------------------------------------------

GAS UTILITIES (2.2%)
AGL Resources                                         5,500                 234,960
Questar                                               4,900                 437,129
                                                                    ---------------
Total                                                                       672,089
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
Beckman Coulter                                       7,100                 453,619
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.2%)
AmerisourceBergen                                     4,400                 232,100
CIGNA                                                 2,900                 413,714
McKesson                                              5,200                 304,408
                                                                    ---------------
Total                                                                       950,222
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (1.5%)
IMS Health                                           15,200                 450,832
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.9%)
Darden Restaurants                                   14,200                 584,898
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Snap-On                                               2,100                 101,010
-----------------------------------------------------------------------------------

INSURANCE (8.1%)
Aon                                                   5,200                 197,392
Lincoln Natl                                          9,700                 657,563
Old Republic Intl                                    24,400                 539,728
ProAssurance                                          2,100(b)              107,415
Safeco                                                8,800                 584,584
UnumProvident                                         5,600                 128,968
Zenith Natl Insurance                                 4,800                 226,896
                                                                    ---------------
Total                                                                     2,442,546
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

INTERNET & CATALOG RETAIL (0.9%)
Expedia                                               5,600(b)             $129,808
Priceline.com                                         2,600(b)              138,476
                                                                    ---------------
Total                                                                       268,284
-----------------------------------------------------------------------------------

IT SERVICES (3.0%)
Computer Sciences                                    10,600(b)              552,578
Electronic Data Systems                               7,100                 196,528
MPS Group                                            11,100(b)              157,065
                                                                    ---------------
Total                                                                       906,171
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.8%)
Mattel                                                8,700                 239,859
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.6%)
Millipore                                             2,400(b)              173,928
-----------------------------------------------------------------------------------

MACHINERY (2.1%)
Eaton                                                 3,800                 317,528
Parker Hannifin                                         900                  77,679
Terex                                                 1,600(b)              114,816
Trinity Inds                                          2,900                 121,568
                                                                    ---------------
Total                                                                       631,591
-----------------------------------------------------------------------------------

MEDIA (0.7%)
Grupo Televisa ADR                                    7,000(c)              208,600
-----------------------------------------------------------------------------------

METALS & MINING (1.3%)
Chaparral Steel                                       2,300                 133,791
Freeport-McMoRan Copper & Gold                        3,700                 244,903
                                                                    ---------------
Total                                                                       378,694
-----------------------------------------------------------------------------------

MULTILINE RETAIL (1.6%)
Family Dollar Stores                                  9,900                 293,238
JC Penney                                             2,200                 180,752
                                                                    ---------------
Total                                                                       473,990
-----------------------------------------------------------------------------------

MULTI-UTILITIES (1.2%)
NSTAR                                                 9,900                 347,688
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.9%)
Alon USA Energy                                       1,700                  61,540
Chesapeake Energy                                    10,700                 330,416
CONSOL Energy                                         4,300                 168,259
Tesoro                                                  600                  60,258
Williams Companies                                    8,900                 253,294
                                                                    ---------------
Total                                                                       873,767
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (8.6%)
Apartment Investment & Management Cl A                5,000                 288,450
DiamondRock Hospitality                              10,200                 193,800
Duke Realty                                          13,600                 591,192
Health Care REIT                                      7,100                 311,690
KKR Financial                                        12,300                 337,389
Mid-America Apartment Communities                     1,300                  73,138
NorthStar Realty Finance                              8,500                 129,285

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 78 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Select Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
REAL ESTATE INVESTMENT TRUSTS (CONT.)
Realty Income                                        11,900                $335,580
Simon Property Group                                  2,900                 322,625
                                                                    ---------------
Total                                                                     2,583,149
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
Jones Lang LaSalle                                    1,500                 156,420
-----------------------------------------------------------------------------------

ROAD & RAIL (1.3%)
Werner Enterprises                                   21,800                 396,106
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.0%)
MEMC Electronic Materials                             5,100(b)              308,958
Microchip Technology                                  8,300                 294,899
                                                                    ---------------
Total                                                                       603,857
-----------------------------------------------------------------------------------

SOFTWARE (5.1%)
Cadence Design Systems                               41,607(b)              876,243
Hyperion Solutions                                    7,700(b)              399,091
Sybase                                               10,400(b)              262,912
                                                                    ---------------
Total                                                                     1,538,246
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SPECIALTY RETAIL (1.3%)
DSW Cl A                                              1,300(b)              $54,873
OfficeMax                                             4,600                 242,604
RadioShack                                            3,700                 100,011
                                                                    ---------------
Total                                                                       397,488
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.8%)
Phillips-Van Heusen                                   4,900                 288,120
VF                                                    6,900                 570,078
                                                                    ---------------
Total                                                                       858,198
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.8%)
PMI Group                                             3,100                 140,182
Washington Federal                                    7,500                 175,950
Webster Financial                                     4,500                 216,045
                                                                    ---------------
Total                                                                       532,177
-----------------------------------------------------------------------------------

TOBACCO (0.8%)
Loews-Carolina Group                                  3,100(d)              234,391
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.0%)
United Rentals                                       11,400(b)              313,500
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

WIRELESS TELECOMMUNICATION SERVICES (1.3%)
Rogers Communications Cl B                           12,200(c)             $399,672
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $27,029,667)                                                     $29,580,791
-----------------------------------------------------------------------------------

MONEY MARKET FUND (3.7%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  1,126,789(e)           $1,126,789
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $1,126,789)                                                       $1,126,789
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $28,156,456)(f)                                                  $30,707,580
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2007, the value of foreign securities represented 5.0% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $28,156,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $2,872,000
Unrealized depreciation                                                (320,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $2,552,000
-------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 79 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Short Duration U.S. Government Fund
MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (93.7%)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT             VALUE(A)
FOREIGN AGENCIES (2.2%)
KFW
  05-19-09                5.25%    $10,000,000(c)      $10,074,640
------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (37.7%)
Federal Farm Credit Bank
  04-05-07                2.15       6,600,000           6,596,644
  06-19-07                6.75       2,565,000           2,572,477
  10-10-08                4.25       4,040,000           4,003,204
Federal Home Loan Bank
  10-19-07                4.13      15,000,000          14,910,585
  01-18-08                4.63       4,665,000           4,645,500
  02-08-08                4.63       1,470,000           1,463,938
  02-13-08                5.25       3,970,000           3,974,228
  11-21-08                4.63       2,215,000           2,205,374
Federal Home Loan Mtge Corp
  08-17-07                4.00       6,210,000           6,181,080
  06-15-08                3.88         920,000             907,562
  10-15-08                5.13       1,825,000           1,831,017
Federal Natl Mtge Assn
  05-15-07                3.88       5,000,000           4,991,290
  10-15-08                4.50       1,545,000           1,536,425
U.S. Treasury
  09-30-07                4.00      27,745,000          27,605,192
  11-30-07                4.25       7,410,000           7,374,106
  02-15-08                3.38      13,015,000          12,841,640
  10-31-08                4.88      40,235,000          40,319,855
  01-31-09                4.88      19,260,000          19,335,981
  03-31-12                4.50       1,605,000(b)        1,602,304
  02-15-17                4.63       2,750,000           2,744,415
  11-15-18                9.00       2,115,000(j)        2,906,141
  02-15-26                6.00         515,000             582,071
                                                       -----------
Total                                                  171,131,029
------------------------------------------------------------------

ASSET-BACKED (2.0%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                5.43       1,525,000(d,e)      1,525,000
Franklin Auto Trust
 Series 2004-2 Cl A4 (MBIA)
  08-15-12                3.93       5,000,000(i)        4,947,397
Residential Asset Securities
 Series 2007-KS3 Cl AI2
  04-25-37                5.50       2,200,000(e)        2,200,638
Small Business Administration Participation Ctfs
 Series 2001-20H Cl 1
  08-01-21                6.34         280,150             291,069
Small Business Administration
 Series 2001-10B Cl 1
  09-10-11                5.89         223,895             228,866
                                                       -----------
Total                                                    9,192,970
------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (1.9%)(F)
Citigroup Commercial Mtge Trust
 Series 2005-C3 Cl A1
  05-15-43                4.39       3,860,997           3,807,425

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
 Multifamily Structured Pass-Through Ctfs
 Series K001 Cl A2
  04-25-16                5.65%     $3,478,706          $3,538,193
Federal Natl Mtge Assn #360800
  01-01-09                5.74         881,492             886,974
Federal Natl Mtge Assn #381990
  10-01-09                7.11         462,607             483,324
                                                       -----------
Total                                                    8,715,916
------------------------------------------------------------------

MORTGAGE-BACKED (49.9%)(F,M)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                5.69       1,274,718(h)        1,284,017
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                5.96       1,521,037(h)        1,525,569
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                6.20       1,255,875(h)        1,281,570
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
  03-25-47                5.49       1,975,000(h)        1,971,783
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
  04-25-37                5.51       2,500,000(h)        2,499,325
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                6.00       2,925,132           2,923,947
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  03-01-37               11.50       1,000,000(g)          162,813
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                7.50         830,258             865,352
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                6.00       2,487,668           2,497,359
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                7.00       1,825,952(d)        1,909,586
Federal Home Loan Mtge Corp
  04-01-37                6.00       5,800,000(b)        5,845,310
  04-01-37                6.50       2,075,000(b)        2,115,853

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #1G2496
  09-01-36                6.20%     $1,368,510(h)       $1,385,548
Federal Home Loan Mtge Corp #1J1445
  01-01-37                5.92       2,704,910(h)        2,725,390
Federal Home Loan Mtge Corp #A18107
  01-01-34                5.50       2,104,810           2,086,225
Federal Home Loan Mtge Corp #B16408
  09-01-19                5.50       1,324,189(j)        1,328,546
Federal Home Loan Mtge Corp #C73304
  11-01-32                7.00         378,170             392,401
Federal Home Loan Mtge Corp #D95319
  03-01-22                6.00         145,019             147,550
Federal Home Loan Mtge Corp #E00489
  06-01-12                7.00           7,138               7,335
Federal Home Loan Mtge Corp #E81240
  06-01-15                7.50       1,064,556           1,101,610
Federal Home Loan Mtge Corp #E92454
  11-01-17                5.00         783,877             775,435
Federal Home Loan Mtge Corp #E93465
  11-01-17                5.50         836,625             840,430
Federal Home Loan Mtge Corp #E95188
  03-01-18                6.00         468,982             478,266
Federal Home Loan Mtge Corp #G10669
  03-01-12                7.50         424,068             438,086
Federal Home Loan Mtge Corp #G11243
  04-01-17                6.50       1,271,582           1,307,277
Federal Home Loan Mtge Corp #G12100
  11-01-13                5.00          92,367              91,524
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                8.58         752,290(g)          175,359
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
  02-15-14               20.00         551,473(g)           18,760
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2639 Cl UI
  03-15-22                9.71       2,643,184(g)          393,220
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22               20.00         375,401(g)           11,882
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2783 Cl MI
  03-15-25               20.00       1,280,492(g)           58,935

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 80 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2795 Cl IY
  07-15-17               15.20%     $1,068,832(g)          $98,503
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2882 Cl XS
  11-15-19                3.63       1,949,642(g,l)        148,886
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2617 Cl HD
  06-15-16                7.00       1,232,611           1,273,468
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2843 Cl BA
  01-15-18                5.00       1,137,413           1,132,868
Federal Natl Mtge Assn
  04-01-22                5.50       3,800,000(b)        3,808,314
  04-01-37                6.00       2,000,000(b)        2,014,380
  04-01-37                6.50       3,500,000(b)        3,570,000
Federal Natl Mtge Assn #190353
  08-01-34                5.00       2,706,403           2,619,502
Federal Natl Mtge Assn #252211
  01-01-29                6.00         112,133             113,843
Federal Natl Mtge Assn #252409
  03-01-29                6.50       1,269,524           1,305,398
Federal Natl Mtge Assn #254384
  06-01-17                7.00         339,371             349,706
Federal Natl Mtge Assn #254723
  05-01-23                5.50       3,500,353           3,490,558
Federal Natl Mtge Assn #254748
  04-01-13                5.50         892,912             896,469
Federal Natl Mtge Assn #254757
  05-01-13                5.00         911,901             907,289
Federal Natl Mtge Assn #254774
  05-01-13                5.50         737,167             741,177
Federal Natl Mtge Assn #255488
  10-01-14                5.50       1,231,771           1,241,129
Federal Natl Mtge Assn #255501
  09-01-14                6.00         990,194           1,008,887
Federal Natl Mtge Assn #313470
  08-01-10                7.50         244,549             248,318
Federal Natl Mtge Assn #323133
  04-01-13                5.50          41,895              42,167
Federal Natl Mtge Assn #357324
  01-01-33                5.00       3,433,505           3,327,181
Federal Natl Mtge Assn #357485
  02-01-34                5.50       4,633,979           4,596,007
Federal Natl Mtge Assn #507182
  07-01-14                6.00          88,112              89,736
Federal Natl Mtge Assn #512232
  05-01-29                7.00          34,455              35,885
Federal Natl Mtge Assn #535168
  12-01-14                5.50         141,633             142,494
Federal Natl Mtge Assn #545818
  07-01-17                6.00       1,250,966           1,276,140
Federal Natl Mtge Assn #545864
  08-01-17                5.50       1,695,384           1,706,795

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #545910
  08-01-17                6.00%     $1,499,213          $1,529,422
Federal Natl Mtge Assn #555063
  11-01-17                5.50       2,069,905           2,082,824
Federal Natl Mtge Assn #555343
  08-01-17                6.00         571,798             581,982
Federal Natl Mtge Assn #555367
  03-01-33                6.00       2,855,142           2,891,048
Federal Natl Mtge Assn #555375
  04-01-33                6.00         133,626             135,940
Federal Natl Mtge Assn #555740
  08-01-18                4.50         176,382             171,160
Federal Natl Mtge Assn #602630
  10-01-31                7.00         250,797             261,370
Federal Natl Mtge Assn #606789
  10-01-31                7.00       1,949,010           2,031,179
Federal Natl Mtge Assn #626720
  01-01-17                6.00         417,767             425,282
Federal Natl Mtge Assn #630992
  09-01-31                7.00         960,515           1,010,696
Federal Natl Mtge Assn #630993
  09-01-31                7.50         814,995             854,855
Federal Natl Mtge Assn #633672
  06-01-17                6.00         357,993             365,312
Federal Natl Mtge Assn #636720
  05-01-17                5.50         108,658             109,193
Federal Natl Mtge Assn #638210
  05-01-32                6.50         134,174             139,345
Federal Natl Mtge Assn #648040
  06-01-32                6.50         640,015             658,012
Federal Natl Mtge Assn #648349
  06-01-17                6.00       1,090,734           1,112,712
Federal Natl Mtge Assn #648679
  07-01-32                6.00       2,546,244           2,578,265
Federal Natl Mtge Assn #654413
  09-01-32                7.00         189,578             197,555
Federal Natl Mtge Assn #656562
  02-01-33                7.00         264,593             278,014
Federal Natl Mtge Assn #665752
  09-01-32                6.50         558,098             573,792
Federal Natl Mtge Assn #668412
  02-01-18                5.50         593,268             596,331
Federal Natl Mtge Assn #670387
  08-01-32                7.00          17,367              18,143
Federal Natl Mtge Assn #671054
  01-01-33                7.00          26,510              27,625
Federal Natl Mtge Assn #671174
  02-01-33                4.60         663,688(h)          655,556
Federal Natl Mtge Assn #675692
  02-01-18                6.00         464,291             472,560
Federal Natl Mtge Assn #678940
  02-01-18                5.50         856,080             861,191
Federal Natl Mtge Assn #684588
  03-01-33                6.50         253,122             260,767
Federal Natl Mtge Assn #688181
  03-01-33                6.00       1,440,707           1,458,825
Federal Natl Mtge Assn #695838
  04-01-18                5.50         254,306             255,770
Federal Natl Mtge Assn #701937
  04-01-33                6.00         163,692             165,647

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #704610
  06-01-33                5.50%     $3,401,794          $3,373,919
Federal Natl Mtge Assn #705655
  05-01-33                5.00       1,512,607           1,465,264
Federal Natl Mtge Assn #720378
  06-01-18                4.50       1,481,327           1,438,028
Federal Natl Mtge Assn #722325
  07-01-33                4.97         719,471(h)          711,413
Federal Natl Mtge Assn #723448
  07-01-13                5.00         849,000             846,939
Federal Natl Mtge Assn #725232
  03-01-34                5.00       3,558,103           3,446,736
Federal Natl Mtge Assn #725424
  04-01-34                5.50       5,974,976           5,926,015
Federal Natl Mtge Assn #725425
  04-01-34                5.50       3,848,233           3,816,899
Federal Natl Mtge Assn #725431
  08-01-15                5.50       2,057,224           2,070,575
Federal Natl Mtge Assn #725558
  06-01-34                4.57       1,538,637(h)        1,518,640
Federal Natl Mtge Assn #725737
  08-01-34                4.54         875,582(h)          871,870
Federal Natl Mtge Assn #725773
  09-01-34                5.50       4,541,762           4,501,913
Federal Natl Mtge Assn #735057
  01-01-19                4.50       2,179,542           2,115,834
Federal Natl Mtge Assn #735212
  12-01-34                5.00       4,105,152           3,973,338
Federal Natl Mtge Assn #740843
  11-01-18                5.00         124,897             123,520
Federal Natl Mtge Assn #744010
  07-01-13                5.00       1,367,614           1,361,267
Federal Natl Mtge Assn #747536
  11-01-33                5.00       1,981,296           1,919,283
Federal Natl Mtge Assn #754297
  12-01-33                4.73         276,146(h)          270,516
Federal Natl Mtge Assn #755891
  03-01-13                5.00         315,485             314,450
Federal Natl Mtge Assn #791447
  10-01-34                6.00         640,295             646,749
Federal Natl Mtge Assn #797044
  07-01-34                5.50       3,291,051           3,262,175
Federal Natl Mtge Assn #799769
  11-01-34                5.05       1,133,608(h)        1,135,762
Federal Natl Mtge Assn #801344
  10-01-34                5.07       1,234,396(h)        1,224,706
Federal Natl Mtge Assn #815264
  05-01-35                5.22       1,860,745(h)        1,857,886
Federal Natl Mtge Assn #815463
  02-01-35                5.50         710,248             704,016
Federal Natl Mtge Assn #844257
  11-01-35                5.07       1,679,147(h)        1,684,904
Federal Natl Mtge Assn #845070
  12-01-35                5.09       1,057,345(h)        1,056,839
Federal Natl Mtge Assn #849082
  01-01-36                5.82       1,252,491(h)        1,264,286
Federal Natl Mtge Assn #849170
  01-01-36                5.95       2,506,906(h)        2,534,829
Federal Natl Mtge Assn #850855
  12-01-35                5.01       1,475,152(h)        1,469,566

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 81 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #865689
  02-01-36                5.90%     $2,995,858(h)       $3,046,908
Federal Natl Mtge Assn #866097
  02-01-36                6.17       2,381,229(h)        2,417,352
Federal Natl Mtge Assn #878661
  02-01-36                5.50       4,493,940           4,425,677
Federal Natl Mtge Assn #881629
  02-01-36                5.50       3,397,114           3,345,511
Federal Natl Mtge Assn #885827
  06-01-36                6.50       2,464,385           2,534,015
Federal Natl Mtge Assn #885871
  06-01-36                7.00       1,836,278           1,906,807
Federal Natl Mtge Assn #886461
  08-01-36                6.19       1,381,814(h)        1,408,662
Federal Natl Mtge Assn #887096
  07-01-36                5.81       2,458,310(h)        2,481,750
Federal Natl Mtge Assn #900197
  10-01-36                5.95       1,584,789(h)        1,609,829
Federal Natl Mtge Assn #902818
  11-01-36                5.94       1,491,593(h)        1,514,906
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-24 Cl PI
  12-25-12               20.00         296,498(g)            3,960
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-26 Cl MI
  03-25-23               12.80         684,173(g)          116,741
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31               14.78         555,945(g)           83,368
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-81 Cl LI
  11-25-13               11.18       1,045,430(g)           41,455
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
  12-25-22               12.17         450,564(g)           57,836
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-25-36                8.33       1,995,956(g)          465,131
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                8.00         383,649             404,156
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-94 Cl QB
  07-25-23                5.50       1,590,320           1,585,428

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-W11 Cl A1
  06-25-33                8.00%        $25,274(h)          $25,520
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-60 Cl PA
  04-25-34                5.50       1,983,759           1,995,286
Govt Natl Mtge Assn #3501
  01-20-34                6.00       7,047,973           7,138,080
Govt Natl Mtge Assn #3920
  11-20-36                6.00       3,444,938           3,485,604
Govt Natl Mtge Assn #498182
  05-15-16                6.00         801,118             815,528
Govt Natl Mtge Assn #605970
  03-15-33                6.00         273,963             278,130
Govt Natl Mtge Assn #615738
  03-15-18                7.00         963,771             994,592
Govt Natl Mtge Assn #615740
  08-15-13                6.00       1,854,479           1,889,229
Govt Natl Mtge Assn #780758
  04-15-13                7.00         165,984             171,559
Govt Natl Mtge Assn #781507
  09-15-14                6.00         841,962             857,696
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-17 Cl B
  10-16-27                5.00         125,000             124,292
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-19 Cl DJ
  03-20-34                4.50       1,198,714           1,182,468
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2006-32 Cl A
  01-16-30                5.08       4,420,157           4,407,873
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 3A
  06-19-34                2.98         916,059(h)          916,333
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A11
  10-19-35                6.98       1,538,131(h)        1,565,361
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
  08-21-46                5.57         929,149(h)          930,851
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR13 Cl A1
  07-25-36                6.09       2,438,358(h)        2,450,808
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                6.25         547,987(d)          547,559
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2AR Cl 3A
  02-25-34                5.04       1,212,633(h)        1,204,884

BONDS (CONTINUED)
                        COUPON      PRINCIPAL
ISSUER                   RATE        AMOUNT               VALUE(A)
MORTGAGE-BACKED (CONT.)
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-15 Cl 4A1
  07-25-35                5.51%     $2,845,469(h)       $2,827,240
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
  06-25-36                5.96       1,827,737(h)        1,837,803
Vendee Mtge Trust
 Collateralized Mtge Obligation
 Series 2003-1 Cl D
  12-15-25                5.75         769,721             766,511
Vendee Mtge Trust
 Collateralized Mtge Obligation
 Series 2003-2 Cl D
  11-15-23                5.00          21,629              21,523
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                5.00       4,385,062           4,243,381
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                5.50       1,637,948           1,611,076
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                5.11       1,884,632(h)        1,872,185
                                                       -----------
Total                                                  226,110,737
------------------------------------------------------------------

TOTAL BONDS
(Cost: $426,119,887)                                  $425,225,292
------------------------------------------------------------------

MONEY MARKET FUND (1.4%)
                         SHARES                VALUE(A)
RiverSource
 Short-Term Cash Fund    6,196,550(k)        $6,196,550
-------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $6,196,550)                           $6,196,550
-------------------------------------------------------

SHORT-TERM SECURITIES (8.3%)
                                     AMOUNT
                       EFFECTIVE   PAYABLE AT
ISSUER                   YIELD      MATURITY              VALUE(A)
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nts
  04-02-07                4.97%     $8,500,000          $8,496,480
  02-21-08                5.30      10,000,000          10,003,649
  02-25-08                5.40       5,000,000           5,001,450
  03-07-08                5.27       4,250,000           4,249,392
Federal Natl Mtge Assn Disc Nts
  04-09-07                5.15      10,000,000           9,985,709
------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $37,734,091)                                    $37,736,680
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $470,050,528)(n)                               $469,158,522
==================================================================

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 82 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Short Duration U.S. Government Fund

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b) At March 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $19,017,445.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2007, the value of foreign securities represented 2.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $3,982,145 or 0.9% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2007.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at March 31, 2007.

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2007.

(i) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

MBIA   -- MBIA Insurance Corporation

(j) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Treasury Note, June 2007, 5-year                                  $14,900,000
U.S. Treasury Note, June 2007, 2-year                                   41,200,000
SALE CONTRACTS
U.S. Long Bond, June 2007, 20-year                                       5,700,000
U.S. Treasury Note, June 2007, 10-year                                  20,300,000

(k) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(l) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on March 31, 2007. At March 31, 2007, the value of inverse floaters represented 0.0% of net assets.

(m) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2007:

                                                              PRINCIPAL          SETTLEMENT          PROCEEDS
SECURITY                                                        AMOUNT              DATE            RECEIVABLE           VALUE
---------------------------------------------------------------------------------------------------------------------------------
Federal Natl Mtge Assn
  04-01-37 5.00%                                              $3,750,000          4-12-07           $3,645,117         $3,622,268

(n) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $470,051,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $ 1,427,000
Unrealized depreciation                                               (2,319,000)
--------------------------------------------------------------------------------
Net unrealized depreciation                                          $  (892,000)
--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 83 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Small Cap Advantage Fund
MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (104.2%)
ISSUER                                            SHARES               VALUE(A)
AEROSPACE & DEFENSE (1.2%)
Ceradyne                                             15,851(b)             $867,684
Moog Cl A                                            18,000(b)              749,700
United Industrial                                    15,000                 828,000
                                                                    ---------------
Total                                                                     2,445,384
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.8%)
Hub Group Cl A                                       32,959(b)              955,481
Pacer Intl                                           21,939                 591,037
                                                                    ---------------
Total                                                                     1,546,518
-----------------------------------------------------------------------------------

AIRLINES (0.8%)
AirTran Holdings                                     26,000(b)              267,020
ExpressJet Holdings                                  42,000(b)              245,280
JetBlue Airways                                      26,000(b)              299,260
Republic Airways Holdings                            16,000(b)              367,360
SkyWest                                              12,700                 340,741
                                                                    ---------------
Total                                                                     1,519,661
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.6%)
ArvinMeritor                                         31,295                 571,134
Standard Motor Products                              22,000                 375,540
Tenneco                                              11,200(b)              285,152
                                                                    ---------------
Total                                                                     1,231,826
-----------------------------------------------------------------------------------

BEVERAGES (0.3%)
Boston Beer Cl A                                     19,900(b)              663,665
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (3.5%)
Alkermes                                             21,000(b)              324,240
Alnylam Pharmaceuticals                              15,000(b)              270,000
Applera -- Celera Group                              47,800(b,f)            678,760
Arena Pharmaceuticals                                28,100(b)              305,166
BioMarin Pharmaceutical                              26,244(b)              452,971
Digene                                               12,000(b)              508,920
Enzon Pharmaceuticals                                40,000(b)              326,000
Human Genome Sciences                                46,200(b)              490,644
Isis Pharmaceuticals                                 38,000(b)              352,260
Lexicon Genetics                                    112,400(b)              408,012
Medarex                                              51,100(b)              661,234
Myriad Genetics                                      13,200(b)              454,872
Nabi Biopharmaceuticals                              52,000(b)              276,120
OSI Pharmaceuticals                                   9,000(b)              297,000
Progenics Pharmaceuticals                            17,800(b)              421,504
Regeneron Pharmaceuticals                            13,200(b)              285,384
United Therapeutics                                  10,000(b)              537,800
                                                                    ---------------
Total                                                                     7,050,887
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.5%)
Apogee Enterprises                                   28,000                 561,120
Goodman Global                                       22,100(b)              389,402
                                                                    ---------------
Total                                                                       950,522
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CAPITAL MARKETS (1.9%)
Ares Capital                                         26,000                $472,420
Knight Capital Group Cl A                            43,373(b)              687,028
MCG Capital                                          24,000                 450,240
Piper Jaffray Companies                               8,000(b)              495,520
SWS Group                                            20,000                 496,200
TradeStation Group                                   38,000(b)              478,420
Waddell & Reed Financial Cl A                        31,000                 722,920
                                                                    ---------------
Total                                                                     3,802,748
-----------------------------------------------------------------------------------

CHEMICALS (2.0%)
CF Inds Holdings                                      7,000                 269,850
HB Fuller                                            24,000                 654,480
Hercules                                             48,900(b)              955,505
OM Group                                              6,000(b)              268,080
Pioneer Companies                                    20,000(b)              552,800
Sensient Technologies                                25,934                 668,579
Spartech                                             13,987                 410,379
Terra Inds                                           16,000(b)              280,000
                                                                    ---------------
Total                                                                     4,059,673
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (3.2%)
Chittenden                                           11,000                 332,090
City Holding                                         15,700                 635,065
F.N.B.                                               34,000                 572,900
First BanCorp                                        20,000(c)              265,200
Hancock Holding                                      12,423                 546,364
Hanmi Financial                                      39,800                 758,588
Pacific Capital Bancorp                              20,997                 674,424
Preferred Bank                                       11,850                 464,639
Prosperity Bancshares                                11,000                 382,140
Sterling Financial                                   27,700                 863,962
SVB Financial Group                                  13,000(b)              631,670
United Community Banks                                9,000                 295,110
                                                                    ---------------
Total                                                                     6,422,152
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (5.2%)
ABM Inds                                             30,000                 791,700
American Reprographics                               16,700(b)              514,193
CBIZ                                                 61,300(b)              435,230
Consolidated Graphics                                10,900(b)              807,145
CRA Intl                                             10,943(b)              571,006
Deluxe                                               22,000                 737,660
GEO Group                                            12,000(b)              543,840
Heidrick & Struggles Intl                            14,600(b)              707,370
Herman Miller                                        18,200                 609,518
IHS Cl A                                             17,100(b)              702,981
Knoll                                                18,000                 428,940
SAIC                                                 37,000(b)              640,840
TEAM                                                 13,000(b)              495,950
Tetra Tech                                           36,000(b)              686,160
Volt Information Sciences                            11,000(b)              288,090
Waste Connections                                    21,000(b)              628,740
Watson Wyatt Worldwide Cl A                          19,500                 948,675
                                                                    ---------------
Total                                                                    10,538,038
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMMUNICATIONS EQUIPMENT (3.1%)
3Com                                                 60,900(b)             $238,119
ADTRAN                                               17,800                 433,430
Anaren                                               17,800(b)              313,458
ARRIS Group                                          70,000(b)              985,600
Avocent                                              13,000(b)              350,610
Black Box                                             9,000                 328,860
C-COR                                                25,000(b)              346,500
CommScope                                            10,236(b)              439,124
Finisar                                             108,861(b)              381,014
Foundry Networks                                     47,100(b)              639,147
InterDigital Communications                          10,400(b)              329,368
Polycom                                              27,800(b)              926,574
Sonus Networks                                       36,900(b)              297,783
UTStarcom                                            35,000(b,d)            290,150
                                                                    ---------------
Total                                                                     6,299,737
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.9%)
Brocade Communications Systems                       98,400(b)              936,768
Emulex                                               18,800(b)              343,852
Imation                                              15,241                 615,432
                                                                    ---------------
Total                                                                     1,896,052
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
EMCOR Group                                          13,000(b)              766,740
Perini                                               19,000(b)              700,340
                                                                    ---------------
Total                                                                     1,467,080
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
Texas Inds                                            4,400                 332,332
-----------------------------------------------------------------------------------

CONSUMER FINANCE (1.1%)
Advanta Cl B                                         16,000                 701,440
Cash America Intl                                    11,189                 458,749
EZCORP Cl A                                          26,100(b)              384,453
World Acceptance                                     16,000(b)              639,200
                                                                    ---------------
Total                                                                     2,183,842
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.9%)
AptarGroup                                            7,000                 468,510
Rock-Tenn Cl A                                       16,986                 563,935
Silgan Holdings                                      14,000                 715,540
                                                                    ---------------
Total                                                                     1,747,985
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Keystone Automotive Inds                             13,000(b)              438,100
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (2.0%)
Coinstar                                             16,800(b)              525,840
DeVry                                                16,000                 469,600
Jackson Hewitt Tax Service                           13,000                 418,340
Pre-Paid Legal Services                               6,000(b,d)            300,660
Regis                                                19,000                 767,030
Sotheby's                                            11,000                 489,280
Stewart Enterprises Cl A                             60,000                 483,600
Vertrue                                              12,000(b)              577,320
                                                                    ---------------
Total                                                                     4,031,670
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 84 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Small Cap Advantage Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

DIVERSIFIED FINANCIAL SERVICES (0.7%)
Financial Federal                                    20,100                $529,032
Intl Securities Exchange Holdings                    17,700                 863,760
                                                                    ---------------
Total                                                                     1,392,792
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
Alaska Communications Systems Group                  17,400                 256,650
Atlantic Tele-Network                                15,000                 391,950
Cbeyond                                              12,100(b)              354,893
Cincinnati Bell                                      81,200(b)              381,640
CT Communications                                    14,000                 337,400
General Communication Cl A                           30,000(b)              420,000
Golden Telecom                                        8,100(c)              448,578
Time Warner Telecom Cl A                             32,300(b)              670,871
                                                                    ---------------
Total                                                                     3,261,982
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.3%)
Cleco                                                17,534                 452,903
El Paso Electric                                     26,000(b)              685,100
Unisource Energy                                     27,000               1,013,850
Westar Energy                                        17,200                 473,344
                                                                    ---------------
Total                                                                     2,625,197
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.1%)
Acuity Brands                                        13,600                 740,384
General Cable                                        18,809(b)            1,004,965
Genlyte Group                                        15,900(b)            1,121,745
GrafTech Intl                                        49,000(b)              444,920
Regal-Beloit                                          9,992                 463,429
Woodward Governor                                    13,000                 535,210
                                                                    ---------------
Total                                                                     4,310,653
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.4%)
Agilysys                                             17,000                 381,990
Anixter Intl                                          7,400(b)              487,956
Benchmark Electronics                                16,000(b)              330,560
FLIR Systems                                         23,400(b)              834,678
Insight Enterprises                                  16,000(b)              287,680
KEMET                                                47,000(b)              359,550
Littelfuse                                           16,000(b)              649,600
MTS Systems                                          12,000                 466,080
Plexus                                               18,824(b)              322,832
Rogers                                                9,000(b)              399,150
Zygo                                                 21,000(b)              336,210
                                                                    ---------------
Total                                                                     4,856,286
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.2%)
Allis-Chalmers Energy                                24,000(b)              378,000
BASiC Energy Services                                17,800(b)              414,740
Dril-Quip                                            12,600(b)              545,328
Grey Wolf                                           110,500(b)              740,350
GulfMark Offshore                                    15,000(b)              654,750
Hercules Offshore                                    12,000(b,d)            315,120
Input/Output                                         25,000(b)              344,500
Lone Star Technologies                                5,700(b)              376,371
Matrix Service                                       38,000(b)              768,740
Oil States Intl                                      21,600(b)              693,144
Parker Drilling                                      47,714(b)              448,034
W-H Energy Services                                  17,296(b)              808,416
                                                                    ---------------
Total                                                                     6,487,493
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

FOOD & STAPLES RETAILING (0.6%)
Longs Drug Stores                                    11,400                $588,696
Spartan Stores                                       25,400                 680,720
                                                                    ---------------
Total                                                                     1,269,416
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.1%)
Hain Celestial Group                                 11,000(b)              330,770
Pilgrim's Pride                                      10,000                 331,900
Ralcorp Holdings                                     12,000(b)              771,600
Tootsie Roll Inds                                    13,390                 401,298
TreeHouse Foods                                      11,000(b)              335,170
                                                                    ---------------
Total                                                                     2,170,738
-----------------------------------------------------------------------------------

GAS UTILITIES (1.2%)
Nicor                                                21,413               1,036,817
Northwest Natural Gas                                10,000                 456,700
Southwest Gas                                        24,400                 948,428
                                                                    ---------------
Total                                                                     2,441,945
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.8%)
American Medical Systems Holdings                    15,000(b)              317,550
Conceptus                                            12,000(b)              240,000
DJO                                                  12,800(b)              485,120
Hologic                                              20,286(b)            1,169,285
Immucor                                              25,000(b)              735,750
Mentor                                               13,400                 616,400
Palomar Medical Technologies                          8,100(b)              323,595
Sirona Dental Systems                                15,000                 516,900
West Pharmaceutical Services                         10,889                 505,576
ZOLL Medical                                         26,000(b)              692,900
                                                                    ---------------
Total                                                                     5,603,076
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.0%)
AMERIGROUP                                            9,000(b)              273,600
Apria Healthcare Group                               14,000(b)              451,500
Emergency Medical Services Cl A                      18,000(b)              530,280
Healthways                                           14,000(b)              654,500
inVentiv Health                                      12,701(b)              486,321
LHC Group                                             9,000(b)              291,870
Magellan Health Services                             16,500(b)              693,000
MedCath                                              14,000(b)              382,200
Psychiatric Solutions                                31,700(b)            1,277,827
Radiation Therapy Services                           15,000(b)              459,600
Sunrise Senior Living                                13,900(b)              549,328
                                                                    ---------------
Total                                                                     6,050,026
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.2%)
TriZetto Group                                       20,900(b)              418,209
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.5%)
Bob Evans Farms                                      12,000                 443,400
Buffalo Wild Wings                                    6,000(b)              382,200
CEC Entertainment                                    14,000(b)              581,560
Chipotle Mexican Grill Cl B                          12,000(b)              688,800
Domino's Pizza                                       13,400                 435,098
Gaylord Entertainment                                 8,000(b)              422,960
IHOP                                                 12,000                 703,800
Jack in the Box                                      13,523(b)              934,845
Luby's                                               41,000(b)              400,570

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Monarch Casino & Resort                              13,000(b)             $338,000
Pinnacle Entertainment                               16,000(b)              465,120
Triarc Companies Cl B                                29,000                 498,510
Vail Resorts                                          5,300(b)              287,949
WMS Inds                                             14,000(b)              549,360
                                                                    ---------------
Total                                                                     7,132,172
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.2%)
American Greetings Cl A                              29,000                 673,090
Champion Enterprises                                 54,600(b)              480,480
Hovnanian Enterprises Cl A                           11,000(b)              276,760
Tempur-Pedic Intl                                    16,000                 415,840
Universal Electronics                                18,000(b)              501,480
                                                                    ---------------
Total                                                                     2,347,650
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
Tredegar                                             17,600                 401,104
-----------------------------------------------------------------------------------

INSURANCE (6.0%)
American Physicians Capital                          15,964(b)              639,837
Argonaut Group                                       26,000(b)              841,360
Commerce Group                                       24,052                 722,522
Delphi Financial Group Cl A                          31,425               1,264,228
FPIC Insurance Group                                 14,000(b)              625,380
Horace Mann Educators                                43,378                 891,418
Navigators Group                                     21,200(b)            1,063,604
Odyssey Re Holdings                                  23,000                 904,130
Ohio Casualty                                        21,000                 628,950
Phoenix Companies                                    32,300                 448,324
ProAssurance                                         17,500(b)              895,125
RLI                                                  12,700                 697,611
Safety Insurance Group                               24,645                 988,757
Selective Insurance Group                            31,300                 796,898
Zenith Natl Insurance                                14,100                 666,507
                                                                    ---------------
Total                                                                    12,074,651
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
FTD Group                                            19,000                 314,070
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.8%)
aQuantive                                            16,000(b)              446,560
Digital River                                         7,400(b)              408,850
Internap Network Services                            30,000(b)              472,500
Liquidity Services                                   30,000(b)              508,200
NIC                                                  79,900                 428,264
Switch & Data Facilities                             20,475(b)              371,007
Travelzoo                                            11,200(b)              411,824
ValueClick                                           24,000(b)              627,120
                                                                    ---------------
Total                                                                     3,674,325
-----------------------------------------------------------------------------------

IT SERVICES (1.5%)
Gartner                                              20,800(b)              498,160
infoUSA                                              45,726                 439,884
Lightbridge                                          29,000(b)              509,530
MPS Group                                            47,500(b)              672,125
Sykes Enterprises                                    24,500(b)              446,880
Tyler Technologies                                   30,000(b)              381,000
                                                                    ---------------
Total                                                                     2,947,579
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 85 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Small Cap Advantage Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

LEISURE EQUIPMENT & PRODUCTS (0.5%)
JAKKS Pacific                                        16,000(b)             $382,400
Nautilus                                             18,000                 277,740
Oakley                                               15,000                 302,100
                                                                    ---------------
Total                                                                       962,240
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.5%)
Bio-Rad Laboratories Cl A                             5,300(b)              370,152
Bruker BioSciences                                   29,000(b)              305,080
Exelixis                                             45,600(b)              453,264
Illumina                                             14,000(b)              410,200
Kendle Intl                                          11,000(b)              390,720
Nektar Therapeutics                                  25,000(b,d)            326,500
Varian                                               11,900(b)              693,294
                                                                    ---------------
Total                                                                     2,949,210
-----------------------------------------------------------------------------------

MACHINERY (2.5%)
Accuride                                             42,700(b)              623,420
Barnes Group                                         34,000                 782,340
Cascade                                               5,600                 335,328
Columbus McKinnon                                    23,000(b)              514,970
Kaydon                                               14,000                 595,840
Nordson                                               8,100                 376,326
RBC Bearings                                         18,000(b)              601,740
Valmont Inds                                          6,800                 393,244
Wabtec                                               21,200                 731,188
                                                                    ---------------
Total                                                                     4,954,396
-----------------------------------------------------------------------------------

MARINE (0.5%)
American Commercial Lines                            33,000(b)            1,037,850
-----------------------------------------------------------------------------------

MEDIA (1.8%)
Belo Cl A                                            30,000                 560,100
Cumulus Media Cl A                                   43,000(b)              403,340
Entravision Communications Cl A                      47,000(b)              438,980
Harris Interactive                                   59,000(b)              355,770
Lee Enterprises                                      13,000                 390,650
LodgeNet Entertainment                                9,000(b)              276,480
Marvel Entertainment                                 27,900(b)              774,225
Morningstar                                          10,000(b)              516,400
                                                                    ---------------
Total                                                                     3,715,945
-----------------------------------------------------------------------------------

METALS & MINING (2.0%)
AK Steel Holding                                     23,000(b)              537,970
Chaparral Steel                                      18,800               1,093,596
Cleveland-Cliffs                                     11,400                 729,714
Hecla Mining                                         50,000(b)              453,000
Metal Management                                     11,000                 508,200
RTI Intl Metals                                       7,000(b)              637,070
                                                                    ---------------
Total                                                                     3,959,550
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
99 Cents Only Stores                                 25,310(b)              372,816
Big Lots                                             34,100(b)            1,066,648
                                                                    ---------------
Total                                                                     1,439,464
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
Black Hills                                          29,100               1,070,007
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.5%)
Alon USA Energy                                      12,000                 434,400
Arena Resources                                      12,800(b)              641,536
Atlas America                                        10,632(b)              600,602
Carrizo Oil & Gas                                    10,000(b)              349,600

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Mariner Energy                                       23,800(b)             $455,294
Penn Virginia                                        13,300                 976,220
Petrohawk Energy                                     18,000(b)              237,060
Swift Energy                                         12,000(b)              501,240
USEC                                                 33,000(b)              536,250
VAALCO Energy                                        47,400(b)              245,532
                                                                    ---------------
Total                                                                     4,977,734
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Buckeye Technologies                                 54,700(b)              710,006
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Elizabeth Arden                                      14,000(b)              305,480
NBTY                                                  8,000(b)              424,320
                                                                    ---------------
Total                                                                       729,800
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.8%)
Adams Respiratory Therapeutics                       10,000(b)              336,300
Adolor                                               49,000(b)              428,750
KV Pharmaceutical Cl A                               18,000(b)              445,140
Medicis Pharmaceutical Cl A                           7,900                 243,478
MGI PHARMA                                           24,600(b)              552,762
Noven Pharmaceuticals                                14,000(b)              324,800
Perrigo                                              30,400                 536,864
Sciele Pharma                                        21,300(b)              504,384
ViroPharma                                           22,000(b)              315,700
                                                                    ---------------
Total                                                                     3,688,178
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (7.1%)
Agree Realty                                         13,000                 443,820
Alexandria Real Estate Equities                       9,000                 903,331
American Home Mtge Investment                        14,289(d)              385,660
Arbor Realty Trust                                   14,800                 450,512
Ashford Hospitality Trust                            35,000                 417,900
Capital Trust Cl A                                   11,000                 501,270
Digital Realty Trust                                 11,000                 438,900
EastGroup Properties                                 14,000                 714,420
Entertainment Properties Trust                       12,000                 723,000
Equity Lifestyle Properties                           8,000                 432,080
Highwoods Properties                                 18,000                 710,820
Home Properties                                       7,600                 401,356
Innkeepers USA Trust                                 38,000                 618,640
LaSalle Hotel Properties                             16,000                 741,760
Nationwide Health Properties                         24,400                 762,744
Natl Retail Properties                               22,000                 532,180
Newcastle Investment                                 22,000                 610,060
Omega Healthcare Investors                           32,000                 548,800
Potlatch                                             11,000                 503,580
PS Business Parks                                    11,700                 825,084
Realty Income                                        30,000                 846,000
Redwood Trust                                         4,000                 208,720
Sovran Self Storage                                   9,300                 515,313
Washington Real Estate Investment Trust              17,000                 636,140
Winthrop Realty Trust                                64,000                 423,040
                                                                    ---------------
Total                                                                    14,295,130
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ROAD & RAIL (0.6%)
Florida East Coast Inds                               9,500                $595,555
Heartland Express                                    24,000                 381,120
Old Dominion Freight Line                            11,050(b)              318,351
                                                                    ---------------
Total                                                                     1,295,026
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.1%)
Advanced Energy Inds                                 22,800(b)              479,712
Amkor Technology                                     27,000(b)              336,960
ANADIGICS                                            25,000(b)              295,500
Atheros Communications                               25,393(b)              607,654
Atmel                                                67,200(b)              338,016
Brooks Automation                                    24,000(b)              411,600
Cirrus Logic                                         57,200(b)              438,152
Cymer                                                16,900(b)              702,195
Intevac                                              13,000(b)              342,810
IXYS                                                 24,000(b)              245,520
Micrel                                               39,000(b)              429,780
Microsemi                                            27,000(b)              561,870
MKS Instruments                                      30,400(b)              775,808
NetLogic Microsystems                                16,000(b)              425,920
ON Semiconductor                                     78,100(b)              696,652
RF Micro Devices                                     79,700(b)              496,531
Silicon Storage Technology                           78,600(b)              387,498
Supertex                                              7,000(b)              232,470
Tessera Technologies                                 11,400(b)              453,036
Trident Microsystems                                 28,000(b)              561,680
Varian Semiconductor Equipment Associates            15,600(b)              832,728
Zoran                                                12,000(b)              204,240
                                                                    ---------------
Total                                                                    10,256,332
-----------------------------------------------------------------------------------

SOFTWARE (3.2%)
Actuate                                              77,000(b)              401,940
Ansoft                                                9,000(b)              284,760
ANSYS                                                 6,822(b)              346,353
Aspen Technology                                     40,083(b)              521,079
Jack Henry & Associates                              26,891                 646,729
Magma Design Automation                              29,800(b)              356,408
Manhattan Associates                                  9,700(b)              266,071
MICROS Systems                                        8,000(b)              431,920
MicroStrategy Cl A                                    3,300(b)              417,087
OPNET Technologies                                   25,400(b)              343,154
Parametric Technology                                17,000(b)              324,530
Quality Systems                                      13,000                 520,000
Sybase                                               31,700(b)              801,375
THQ                                                  12,000(b)              410,280
TIBCO Software                                       50,100(b)              426,852
                                                                    ---------------
Total                                                                     6,498,538
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (4.1%)
Aeropostale                                          15,000(b)              603,450
Blockbuster Cl A                                     59,000(b)              379,960
Buckle                                               10,000                 357,000
Charlotte Russe Holding                               9,000(b)              259,830
CSK Auto                                             26,600(b)              457,520
Dress Barn                                           29,000(b)              603,490
DSW Cl A                                             15,200(b)              641,592
Group 1 Automotive                                    8,000                 318,160
GUESS?                                               19,000                 769,310
Gymboree                                             10,800(b)              432,756
Hibbett Sports                                       14,000(b)              400,260
J Crew Group                                         15,000(b)              602,550

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 86 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Small Cap Advantage Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SPECIALTY RETAIL (CONT.)
Men's Wearhouse                                      18,100                $851,605
Midas                                                19,000(b)              409,830
Payless ShoeSource                                   25,600(b)              849,920
Wet Seal Cl A                                        53,000(b)              347,150
                                                                    ---------------
Total                                                                     8,284,383
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.4%)
Columbia Sportswear                                   5,000                 311,550
Deckers Outdoor                                       9,819(b)              697,345
Heelys                                               14,000(b)              410,760
Kellwood                                             17,000                 498,610
Maidenform Brands                                    30,000(b)              692,100
Movado Group                                         11,400                 335,730
Phillips-Van Heusen                                  14,500                 852,601
Warnaco Group                                        15,176(b)              430,998
Wolverine World Wide                                 24,100                 688,537
                                                                    ---------------
Total                                                                     4,918,231
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

THRIFTS & MORTGAGE FINANCE (2.0%)
BankUnited Financial Cl A                            32,000                $678,720
Corus Bankshares                                     11,000(d)              187,660
Downey Financial                                     12,200                 787,389
FirstFed Financial                                   12,392(b)              704,237
TierOne                                              26,900                 727,376
Triad Guaranty                                        8,367(b)              346,477
WSFS Financial                                        7,700                 496,496
                                                                    ---------------
Total                                                                     3,928,355
-----------------------------------------------------------------------------------

TOBACCO (0.3%)
Alliance One Intl                                    45,000(b)              415,350
Universal                                             4,000                 245,400
                                                                    ---------------
Total                                                                       660,750
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.3%)
Houston Wire & Cable                                 20,000(b)              560,400
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Dobson Communications Cl A                           60,000(b)             $515,400
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $194,891,985)                                                   $209,814,161
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.5%)(e)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  3,061,025(g)           $3,061,025
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $3,061,025)                                                       $3,061,025
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $197,953,010)(h)                                                $212,875,186
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2007, the value of foreign securities represented 0.4% of net assets.

(d)  At March 31, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.8% of net assets. 0.7% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $197,953,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $21,202,000
Unrealized depreciation                                               (6,280,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $14,922,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 87 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Small Cap Value Fund
MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (93.4%)
ISSUER                                            SHARES               VALUE(A)
AEROSPACE & DEFENSE (0.3%)
Ceradyne                                              9,200(b)             $503,608
Orbital Sciences                                     66,300(b)            1,242,462
                                                                    ---------------
Total                                                                     1,746,070
-----------------------------------------------------------------------------------

AIRLINES (1.7%)
Air France-KLM ADR                                   56,650(c)            2,583,807
Alaska Air Group                                    189,100(b)            7,204,710
ExpressJet Holdings                                  36,000(b)              210,240
SkyWest                                              36,000                 965,880
                                                                    ---------------
Total                                                                    10,964,637
-----------------------------------------------------------------------------------

AUTO COMPONENTS (3.3%)
American Axle & Mfg Holdings                        268,400               7,340,740
Lear                                                213,200(b)            7,783,932
Modine Mfg                                           23,200                 531,280
Superior Inds Intl                                  189,400(e)            3,945,202
Visteon                                             159,000(b)            1,357,860
                                                                    ---------------
Total                                                                    20,959,014
-----------------------------------------------------------------------------------

BEVERAGES (1.3%)
Boston Beer Cl A                                     28,400(b)              947,140
Coca-Cola Bottling Company Consolidated              78,592               4,450,665
Natl Beverage                                       148,830(b,e)          2,610,478
                                                                    ---------------
Total                                                                     8,008,283
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.4%)
Applera-Celera Group                                 46,400(b,g)            658,880
BioMarin Pharmaceutical                              43,100(b)              743,906
Geron                                                65,000(b)              455,000
Martek Biosciences                                    5,000(b)              103,100
Savient Pharmaceuticals                              32,900(b)              395,458
                                                                    ---------------
Total                                                                     2,356,344
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (--%)
Ameron Intl                                           2,300                 151,478
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.9%)
Knight Capital Group Cl A                            90,200(b)            1,428,768
LaBranche & Co                                       22,400(b)              182,784
Oppenheimer Holdings Cl A                           100,472(c)            3,337,680
Prospect Energy                                      44,063                 755,240
                                                                    ---------------
Total                                                                     5,704,472
-----------------------------------------------------------------------------------

CHEMICALS (1.4%)
CF Inds Holdings                                     10,200                 393,210
Georgia Gulf                                         15,200                 246,392
Olin                                                 39,200                 664,048
OM Group                                             10,400(b)              464,672
PolyOne                                             685,700(b)            4,182,770
Sensient Technologies                                39,200               1,010,576
Spartech                                             43,100               1,264,554
Stepan                                               39,260               1,030,575
                                                                    ---------------
Total                                                                     9,256,797
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMMERCIAL BANKS (4.6%)
1st Source                                            8,000                $209,360
Bank of Hawaii                                       62,700               3,324,981
Boston Private Financial Holdings                    74,940               2,092,325
Capitol Bancorp                                       8,800                 324,280
Chemical Financial                                    7,200                 214,488
Citizens Banking                                     50,860               1,127,058
City Holding                                         12,100                 489,445
Community Bank System                                53,500               1,119,220
Cullen/Frost Bankers                                 41,110               2,151,286
First BanCorp                                        22,700(c)              301,002
First Community Bancorp                              20,600               1,164,724
Hancock Holding                                      10,900                 479,382
Hanmi Financial                                      25,200                 480,312
Independent Bank                                     25,730                 524,120
Intl Bancshares                                      71,720               2,127,932
Macatawa Bank                                         6,900                 126,960
Mercantile Bank                                      11,301                 367,056
Nara Bancorp                                          6,900                 120,819
Natl Penn Bancshares                                 29,700                 561,330
Old Natl Bancorp                                     21,600                 392,688
Pacific Capital Bancorp                              38,900               1,249,468
Preferred Bank                                        9,750                 382,298
Republic Bancorp Cl A                                80,283               1,815,199
Security Bank                                        12,300                 247,722
Simmons First Natl Cl A                               5,100                 153,357
Sterling Bancshares                                  58,500                 654,030
Sterling Financial                                   14,400                 449,136
Susquehanna Bancshares                               54,500               1,263,855
Taylor Capital Group                                  5,000                 175,000
Trustmark                                            14,100                 395,364
UCBH Holdings                                        47,300                 880,726
Umpqua Holdings                                      91,060               2,437,676
United Bankshares                                     4,000                 140,120
United Community Banks                               20,500                 672,195
                                                                    ---------------
Total                                                                    28,614,914
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (5.1%)
ABM Inds                                             14,800                 390,572
Bowne & Co                                           99,220               1,560,731
Brady Cl A                                          107,100               3,341,520
Brink's                                              39,660               2,516,427
Comfort Systems USA                                  62,300                 746,354
Consolidated Graphics                                31,650(b)            2,343,683
Exponent                                             50,840(b)            1,014,258
First Advantage Cl A                                 70,120(b)            1,680,776
IKON Office Solutions                                91,200               1,310,544
John H Harland                                       18,000                 922,140
Kelly Services Cl A                                  81,160               2,613,352
Labor Ready                                          75,920(b)            1,441,721
Layne Christensen                                     7,200(b)              262,224
Mac-Gray                                            345,380(b)            5,408,651
Pike Electric                                        68,040(b)            1,230,163
School Specialty                                     11,100(b)              400,821

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
Spherion                                            104,600(b)             $922,572
Viad                                                 26,700               1,030,620
Waste Inds USA                                        7,400                 203,278
WCA Waste                                           384,418(b)            2,921,577
                                                                    ---------------
Total                                                                    32,261,984
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.3%)
3Com                                              1,131,000(b)            4,422,210
Anaren                                               55,400(b)              975,594
ARRIS Group                                          49,900(b)              702,592
Black Box                                             4,800                 175,392
CommScope                                             4,200(b)              180,180
EMS Technologies                                     11,400(b)              219,678
Oplink Communications                                51,900(b)              932,643
Sycamore Networks                                    19,000(b)               71,060
UTStarcom                                            71,900(b,e)            596,051
                                                                    ---------------
Total                                                                     8,275,400
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.1%)
Brocade Communications Systems                      130,400(b)            1,241,408
Diebold                                             117,900               5,625,009
Hutchinson Technology                               142,500(b)            3,327,375
Imation                                              75,890               3,064,438
                                                                    ---------------
Total                                                                    13,258,230
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
Infrasource Services                                  7,200(b)              219,816
Insituform Technologies Cl A                        190,000(b)            3,950,100
                                                                    ---------------
Total                                                                     4,169,916
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.2%)
Advanta Cl B                                         24,200               1,060,928
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.2%)
AptarGroup                                          107,550               7,198,322
Myers Inds                                           18,700                 349,316
                                                                    ---------------
Total                                                                     7,547,638
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.5%)
Audiovox Cl A                                       168,688(b)            2,484,774
Building Materials Holding                           33,500                 606,685
                                                                    ---------------
Total                                                                     3,091,459
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.5%)
Coinmach Service Cl A                               230,640               2,447,090
Coinmach Service Unit                               135,630(d)            2,639,360
Regis                                               114,210               4,610,658
                                                                    ---------------
Total                                                                     9,697,108
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.9%)
Financial Federal                                    44,800               1,179,136
Medallion Financial                                 274,108               3,135,795
PICO Holdings                                        27,960(b)            1,194,172
                                                                    ---------------
Total                                                                     5,509,103
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 88 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Small Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
Alaska Communications Systems Group                  18,600                $274,350
Atlantic Tele-Network                                42,154               1,101,484
CT Communications                                    49,000               1,180,900
IDT                                                 116,040               1,308,931
                                                                    ---------------
Total                                                                     3,865,665
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.5%)
Idacorp                                              10,100                 341,784
MGE Energy                                           19,200                 680,832
Portland General Electric                            41,250               1,204,500
Unisource Energy                                     23,700                 889,935
Westar Energy                                         5,200                 143,104
                                                                    ---------------
Total                                                                     3,260,155
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.2%)
Belden CDT                                           18,200                 975,338
Regal-Beloit                                        140,800               6,530,304
Woodward Governor                                     3,500                 144,095
                                                                    ---------------
Total                                                                     7,649,737
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.2%)
Anixter Intl                                         18,200(b)            1,200,108
Benchmark Electronics                                 5,800(b)              119,828
Coherent                                             12,600(b)              399,924
Ingram Micro Cl A                                    94,400(b)            1,822,864
Insight Enterprises                                  23,700(b)              426,126
Littelfuse                                          143,100(b)            5,809,860
Mercury Computer Systems                            175,800(b)            2,438,346
Methode Electronics                                  12,600                 186,102
Newport                                              54,900(b)              898,713
Park Electrochemical                                 30,710                 832,855
Plexus                                              303,800(b)            5,210,170
ScanSource                                           18,800(b)              504,592
SYNNEX                                                8,900(b)              189,036
Tech Data                                            50,000(b)            1,790,500
Technitrol                                           14,500                 379,755
Vishay Intertechnology                              310,200(b)            4,336,596
                                                                    ---------------
Total                                                                    26,545,375
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.1%)
Bristow Group                                        70,030(b)            2,552,593
CHC Helicopter Cl A                                  72,270(c)            1,472,863
GulfMark Offshore                                     4,200(b)              183,330
Hornbeck Offshore Services                           10,500(b)              300,825
Input/Output                                         29,000(b)              399,620
Oil States Intl                                      37,200(b)            1,193,748
Trico Marine Services                                32,300(b)            1,203,498
                                                                    ---------------
Total                                                                     7,306,477
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

FOOD & STAPLES RETAILING (2.9%)
Casey's General Stores                              279,530              $6,991,045
Central European Distribution                         9,800(b)              285,278
Ingles Markets Cl A                                  11,000                 449,240
Longs Drug Stores                                     4,800                 247,872
Performance Food Group                               68,610(b)            2,117,991
Ruddick                                             122,850               3,695,328
Topps                                                44,900                 436,428
Village Super Market Cl A                            46,880               4,476,571
                                                                    ---------------
Total                                                                    18,699,753
-----------------------------------------------------------------------------------

FOOD PRODUCTS (2.6%)
American Dairy                                       73,900(b,e)          1,535,642
Imperial Sugar                                       31,700(e)            1,062,901
Industrias Bachoco ADR                              190,598(c)            5,525,436
J&J Snack Foods                                      69,470               2,743,370
Maui Land & Pineapple                                24,600(b)              889,290
Omega Protein                                       167,550(b)            1,169,499
Ralcorp Holdings                                      6,600(b)              424,380
Reddy Ice Holdings                                   34,030               1,027,025
Zapata                                              304,450(b)            2,176,818
                                                                    ---------------
Total                                                                    16,554,361
-----------------------------------------------------------------------------------

GAS UTILITIES (0.5%)
Laclede Group                                        32,200               1,000,776
New Jersey Resources                                 22,500               1,126,125
Nicor                                                11,600                 561,672
Northwest Natural Gas                                 6,600                 301,422
Piedmont Natural Gas                                  7,200                 189,936
                                                                    ---------------
Total                                                                     3,179,931
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Haemonetics                                          28,950(b)            1,353,413
ICU Medical                                          15,300(b)              599,760
Merit Medical Systems                                 9,400(b)              117,970
STERIS                                               17,800                 472,768
                                                                    ---------------
Total                                                                     2,543,911
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.3%)
AMERIGROUP                                           30,000(b)              912,000
AmSurg                                               12,700(b)              311,023
Genesis HealthCare                                  134,000(b)            8,456,740
LCA-Vision                                           25,980               1,070,116
MedCath                                              22,000(b)              600,600
Molina Healthcare                                    14,800(b)              452,732
Owens & Minor                                        74,150               2,723,530
                                                                    ---------------
Total                                                                    14,526,741
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (4.4%)
Benihana Cl A                                        37,850(b)            1,072,669
Canterbury Park Holding                              62,090                 878,574
CBRL Group                                          127,830               5,918,528
Centerplate Unit                                     74,130(d,e)          1,205,354
Frisch's Restaurants                                 66,495               2,493,563
Interstate Hotels & Resorts                         348,800(b)            2,200,928
Intl Speedway Cl A                                   24,630               1,273,371
Isle of Capri Casinos                                59,320(b)            1,519,778
Jack in the Box                                      22,900(b)            1,583,077
Lodgian                                             149,300(b)            1,994,648
Luby's                                               13,100(b)              127,987

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Marcus                                                8,300                $193,058
Morgans Hotel Group                                  77,166(b)            1,621,258
Nathan's Famous                                      24,902(b)              373,530
Pinnacle Entertainment                               13,300(b)              386,631
Ruby Tuesday                                         36,000               1,029,600
Speedway Motorsports                                117,350               4,547,312
                                                                    ---------------
Total                                                                    28,419,866
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.0%)
American Greetings Cl A                              55,000               1,276,550
Avatar Holdings                                      16,800(b)            1,200,192
California Coastal Communities                      165,640(b)            3,360,836
Champion Enterprises                                422,900(b)            3,721,520
Helen of Troy                                       140,300(b,c)          3,186,213
                                                                    ---------------
Total                                                                    12,745,311
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (--%)
Oil-Dri Corp of America                               1,190                  19,873
-----------------------------------------------------------------------------------

INSURANCE (3.7%)
21st Century Insurance Group                         90,400               1,916,480
American Natl Insurance                              35,700               4,567,100
American Physicians Capital                          21,550(b)              863,724
Commerce Group                                       47,400               1,423,896
Delphi Financial Group Cl A                           4,400                 177,012
Harleysville Group                                   12,200                 396,378
Hilb Rogal & Hobbs                                   82,410               4,042,211
LandAmerica Financial Group                          39,020               2,883,968
Midland                                               6,200                 263,004
Odyssey Re Holdings                                  29,000               1,139,990
Ohio Casualty                                        47,100               1,410,645
Phoenix Companies                                    94,400               1,310,272
Presidential Life                                     7,800                 153,816
Quanta Capital Holdings                             689,300(b,c)          1,440,637
RLI                                                   2,700                 148,311
Safety Insurance Group                               18,780                 753,454
Unitrin                                              16,230                 763,946
Zenith Natl Insurance                                 3,700                 174,899
                                                                    ---------------
Total                                                                    23,829,743
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
FTD Group                                            34,300                 566,979
Systemax                                             37,000(e)              693,010
                                                                    ---------------
Total                                                                     1,259,989
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.5%)
Interwoven                                           41,800(b)              706,420
RealNetworks                                        105,700(b)              829,745
United Online                                        43,640                 612,269
Vignette                                             59,200(b)            1,099,344
                                                                    ---------------
Total                                                                     3,247,778
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 89 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Small Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

IT SERVICES (1.3%)
Cass Information Systems                             37,387              $1,262,185
Ciber                                                32,700(b)              257,349
Forrester Research                                    4,500(b)              127,620
MAXIMUS                                             142,300               4,906,504
MPS Group                                            70,100(b)              991,915
Sykes Enterprises                                    57,900(b)            1,056,096
                                                                    ---------------
Total                                                                     8,601,669
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.3%)
Arctic Cat                                           18,500                 360,565
Brunswick                                           110,600               3,522,610
Callaway Golf                                        98,940               1,559,294
Head                                                139,000(b,c)            567,120
MarineMax                                            81,800(b)            1,896,124
Nautilus                                             22,100                 341,003
                                                                    ---------------
Total                                                                     8,246,716
-----------------------------------------------------------------------------------

MACHINERY (4.0%)
EnPro Inds                                            9,800(b)              353,290
Flowserve                                            85,700               4,901,183
FreightCar America                                   10,500                 505,785
Harsco                                              113,400               5,087,124
Kaydon                                              141,600               6,026,496
Mueller Inds                                         38,700               1,164,870
Sun Hydraulics                                       13,890                 371,280
Terex                                               101,400(b)            7,276,464
                                                                    ---------------
Total                                                                    25,686,492
-----------------------------------------------------------------------------------

MARINE (0.7%)
Horizon Lines Cl A                                    7,700                 252,714
Kirby                                               111,100(b)            3,886,278
TBS Intl Cl A                                        38,641(b,c)            461,760
                                                                    ---------------
Total                                                                     4,600,752
-----------------------------------------------------------------------------------

MEDIA (2.4%)
Belo Cl A                                            48,100                 898,027
Cox Radio Cl A                                       19,200(b)              262,080
Interactive Data                                     19,100                 472,725
Media General Cl A                                   87,050               3,321,828
Meredith                                             73,880               4,239,973
RCN                                                  21,100(b)              539,105
Valassis Communications                             318,800(b)            5,480,172
Value Line                                            8,976                 429,053
                                                                    ---------------
Total                                                                    15,642,963
-----------------------------------------------------------------------------------

METALS & MINING (4.0%)
AK Steel Holding                                    396,000(b)            9,262,440
Century Aluminum                                    126,700(b)            5,939,696
Chaparral Steel                                      12,600                 732,942
Cleveland-Cliffs                                     11,200                 716,912
Steel Dynamics                                       32,600               1,408,320
Stillwater Mining                                   595,000(b)            7,550,550
                                                                    ---------------
Total                                                                    25,610,860
-----------------------------------------------------------------------------------

MULTILINE RETAIL (2.1%)
Big Lots                                             46,100(b)            1,442,008
Dillard's Cl A                                      193,700               6,339,801
Dollar General                                      277,900               5,877,585
                                                                    ---------------
Total                                                                    13,659,394
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MULTI-UTILITIES (0.5%)
Avista                                               33,900                $821,397
CH Energy Group                                      14,900                 725,481
PNM Resources                                        50,900               1,644,070
                                                                    ---------------
Total                                                                     3,190,948
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.7%)
Adams Resources & Energy                             10,970                 402,160
Alpha Natural Resources                             140,400(b)            2,194,452
Barnwell Inds                                        37,157                 752,429
Callon Petroleum                                     48,800(b)              662,216
Cimarex Energy                                        3,687                 136,493
Eastern American Natural Gas                         46,450               1,178,901
Encore Acquisition                                  188,600(b)            4,562,234
Evolution Petroleum                                 295,873(b)              751,517
EXCO Resources                                      180,700(b)            2,996,006
Harvest Natural Resources                            71,300(b)              694,462
Holly                                                 5,600                 332,080
Petrohawk Energy                                     12,900(b)              169,893
Stone Energy                                        224,500(b)            6,665,406
USEC                                                122,000(b)            1,982,500
Western Refining                                     12,000                 468,240
                                                                    ---------------
Total                                                                    23,948,989
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.3%)
Domtar                                              655,400(b,c)          6,101,774
Glatfelter                                          101,420               1,512,172
Mercer Intl                                          42,400(b)              507,104
                                                                    ---------------
Total                                                                     8,121,050
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
NBTY                                                 28,500(b)            1,511,640
Parlux Fragrances                                   190,030(b,e)          1,060,367
Prestige Brands Holdings                             22,600(b)              267,810
                                                                    ---------------
Total                                                                     2,839,817
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.3%)
Pain Therapeutics                                    37,060(b)              290,550
Sciele Pharma                                        46,900(b)            1,110,592
ViroPharma                                           32,700(b)              469,245
                                                                    ---------------
Total                                                                     1,870,387
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.7%)
Arbor Realty Trust                                   26,000                 791,440
Ashford Hospitality Trust                           101,200               1,208,328
Capital Trust Cl A                                    4,300                 195,951
Crescent Real Estate Equities                        16,400                 328,984
Deerfield Triarc Capital                             78,800               1,181,212
DiamondRock Hospitality                              28,600                 543,400
Extra Space Storage                                  20,600                 390,164
FelCor Lodging Trust                                 50,100               1,301,097
Franklin Street Properties                           47,600                 912,968
Highland Hospitality                                 67,200               1,196,160
Inland Real Estate                                   51,300                 940,842
Innkeepers USA Trust                                 48,000                 781,440
Investors Real Estate Trust                          52,600                 557,034
Kite Realty Group Trust                              16,000                 319,200

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
LaSalle Hotel Properties                             32,900              $1,525,244
Natl Health Investors                                 6,500                 203,710
Natl Retail Properties                               14,200                 343,498
Omega Healthcare Investors                           37,900                 649,985
Ramco-Gershenson Properties Trust                    34,000               1,214,140
Realty Income                                        21,100                 595,020
Redwood Trust                                         3,100                 161,758
Resource Capital                                     44,600                 719,844
Spirit Finance                                       66,500                 990,850
Winston Hotels                                       11,800                 177,354
                                                                    ---------------
Total                                                                    17,229,623
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.0%)
Affordable Residential Communities LP                19,127(b)              232,011
FirstService                                         48,630(b,c)          1,341,215
Gyrodyne Company of America                          20,587               1,214,633
MI Developments Cl A                                100,500(c)            3,757,695
                                                                    ---------------
Total                                                                     6,545,554
-----------------------------------------------------------------------------------

ROAD & RAIL (1.7%)
Amerco                                               23,220(b)            1,625,168
Covenant Transport Cl A                              80,900(b)              891,518
Marten Transport                                     96,050(b)            1,525,274
Saia                                                 28,700(b)              681,625
Swift Transportation                                139,800(b)            4,356,168
YRC Worldwide                                        48,900(b)            1,966,758
                                                                    ---------------
Total                                                                    11,046,511
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.9%)
Advanced Energy Inds                                 57,000(b)            1,199,280
Brooks Automation                                   267,600(b)            4,589,340
Cymer                                                27,000(b)            1,121,850
Exar                                                 28,400(b)              376,016
Integrated Silicon Solution                         182,800(b)            1,018,196
Semiconductor Mfg Intl ADR                          985,400(b,c)          6,818,968
Spansion Cl A                                       461,800(b)            5,629,342
TriQuint Semiconductor                              830,587(b)            4,152,935
                                                                    ---------------
Total                                                                    24,905,927
-----------------------------------------------------------------------------------

SOFTWARE (1.6%)
Manhattan Associates                                 45,200(b)            1,239,836
Mentor Graphics                                     427,900(b)            6,991,886
OPNET Technologies                                    8,400(b)              113,484
THQ                                                  19,200(b)              656,448
TIBCO Software                                      141,200(b)            1,203,024
                                                                    ---------------
Total                                                                    10,204,678
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (3.1%)
Asbury Automotive Group                              37,400               1,056,550
Barnes & Noble                                      119,800               4,726,110
Books-A-Million                                      23,700                 337,488
Charming Shoppes                                     25,300(b)              327,635
Dress Barn                                           11,800(b)              245,558
Group 1 Automotive                                   15,600                 620,412
Guitar Center                                        22,960(b)            1,035,955

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 90 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Small Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SPECIALTY RETAIL (CONT.)
Haverty Furniture Companies                          44,300                $620,200
Men's Wearhouse                                     131,550               6,189,428
TravelCenters of America LLC                         74,610(b)            2,866,516
Tween Brands                                         55,040(b)            1,966,029
                                                                    ---------------
Total                                                                    19,991,881
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.9%)
Fossil                                               12,500(b)              330,875
Hampshire Group                                      85,640(b)            1,378,804
Kellwood                                             34,100               1,000,153
K-Swiss Cl A                                         12,400                 335,048
Lazare Kaplan Intl                                   89,150(b)              718,549
Maidenform Brands                                    46,800(b)            1,079,676
Wolverine World Wide                                 25,700                 734,249
                                                                    ---------------
Total                                                                     5,577,354
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.0%)
BankUnited Financial Cl A                            45,600                 967,176
BFC Financial Cl A                                  223,032(b)              981,341
Corus Bankshares                                     46,100(e)              786,466
FirstFed Financial                                   23,600(b,e)          1,341,188
Fremont General                                      53,000(e)              367,290
ITLA Capital                                          3,900                 202,878
Ocwen Financial                                      65,600(b)              844,272
TierOne                                              34,600                 935,584
                                                                    ---------------
Total                                                                     6,426,195
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Applied Industrial Technologies                      28,100                $689,293
Houston Wire & Cable                                 28,600(b,e)            801,372
NuCO2                                               123,910(b)            3,125,010
                                                                    ---------------
Total                                                                     4,615,675
-----------------------------------------------------------------------------------

WATER UTILITIES (0.2%)
SJW                                                  38,250               1,548,360
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
USA Mobility                                         36,800                 733,424
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $527,297,085)                                                   $597,133,660
-----------------------------------------------------------------------------------

OTHER (0.1%)
ISSUER                                            SHARES                   VALUE(A)
Air France-KLM ADR Warrants                          51,500(b,c,h)         $687,525
-----------------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                                $687,525
-----------------------------------------------------------------------------------

MONEY MARKET FUND (11.9%)(f)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 76,104,921(i)          $76,104,921
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $76,104,921)                                                     $76,104,921
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $603,402,006)(j)                                                $673,926,106
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2006.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2007, the value of foreign securities represented 5.9% of net assets.

(d)  An Income Deposit Security (IDS) also known as an enhanced income security
     (EIS), is an exchange-traded security composed of both an issuer's common shares and its subordinated notes. The holder of the IDS may receive dividends from the common stock and interest income from the debt instrument.

(e)  At March 31, 2007, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.2% of net assets. 9.7% of net assets is the Fund's cash equivalent position.

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(h) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at March 31, 2007, is as follows:

                                                                ACQUISITION
SECURITY                                                           DATES            COST
----------------------------------------------------------------------------------------
Air France-KLM ADR Warrants                                      05-05-04           $--

(i) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(j) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $603,402,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $90,515,000
Unrealized depreciation                                              (19,991,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $70,524,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 91 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

RiverSource VP - Small Cap Value Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 92 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
RiverSource Variable Portfolio Income Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date May 30, 2007


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date May 30, 2007